June 30, 2006	THE NORTHWESTERN MUTUAL LIFE INSURANCE COMPANY

Group Combination Annuity Account C

Unallocated group combination annuity contracts for: Self-employed persons and their eligible employees Qualified corporate retirement plans	Semi-Annual Reports Northwestern Mutual Series Fund, Inc. Fidelity® VIP Mid Cap Portfolio Russell Investment Funds

90-1836 (0786) (REV 0706)

Letter to Contract Owners

June 30, 2006

U.S. economic growth continued quite strong throughout the first half of 2006, despite inflation concerns that led to several interest rate hikes during the period. Reacting to measurable signs of inflation, the Federal Reserve Board increased short-term rates to 5.25% by the end of June, up from 4.25% at the beginning of the year, and signaled that further increases may be necessary. Investors and bond traders continue to keep a watchful eye on the Fed to determine how aggressively it will act in coming months to contain inflation.

Although economic growth has not slowed substantially, so far 2006 has been less consumer-friendly than past years. Higher interest rates and rising energy costs, combined with a slowdown in the housing market — which has been a major contributor to growth for years — have added to economic concerns. A substantial number of homeowners currently face rising adjustable rate mortgages, while rates for first-time buyers are at their highest level in several years. On the positive side, consumer confidence and spending have remained fairly stable.

During the first half of the year the US stock market recorded attractive gains led by strong corporate earnings growth and consumer demand. The market started the year with a flurry of demand and the trend was very positive through May. The market encountered a brief but sharp correction that erased these gains before a partial recovery by mid-year. Concerns about the magnitude of further Fed tightening coupled with higher energy prices produced a more somber outlook for future corporate earnings. A positive contributor for the market was the brisk merger and acquisition activity and share buy-back programs, which provided additional demand for stocks beyond the traditional investor base.

The market advance was led by mid and small cap domestic stocks along with international markets. Foreign stocks gained 10.5% during the six-month period as measured by the MSCI EAFE Index, and small caps appreciated 7.7% as measured by the S&P 600 ® Index.

The bond market was marked by rising interest rates in response to the Fed, which resulted in modest negative returns for investment grade bonds during the period. For example, the Citigroup U.S. Broad Investment Grade Index recorded a modest loss of .78%. In contrast, the high yield market produced attractive positive gains as the rising rate environment was more than offset by a reduction in the credit risk premium for the typical high yield bond. The Treasury market reacted to the higher short rate pressure with yields rising throughout the period and the yield curve essentially flat at mid year. For example, the ten year Treasury note yield rose 78 basis points during the first half to 5.15%.

Looking forward to the second half of 2006, we believe the strong consumption and growth rates experienced last year could moderate to a more sustainable pace. Several factors, including a slower housing market, substantially higher interest rates, and persistently high energy costs, may continue to present challenges to the economy and lead to slower consumer spending. In the current environment, the market is a tough call. We believe stock valuations are reasonable but the economy seems closer to the end of this economic expansion. Caution may be the operative word as investors watch for signs that an economic slowdown is evident and the end of rate hikes is in sight.

As always, our best advice is to keep your expectations in line. If you are seeking slow, steady growth, consider putting a well-balanced portfolio in place that accounts for your individual risk level and stage of life. To determine the mix best suited to meet your goals, work with your financial representative who can provide sound advice and help monitor your investments throughout the year.

Edward J. Zore President and Chief Executive Officer	Mark G. Doll President Mason Street Advisors, LLC
The Northwestern Mutual Life Insurance Company (Northwestern Mutual)

i

How To Get More Information

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1-800-519-4665

Contact Your Northwestern Mutual Investment Services representative, if you have questions about your contract

Information on the Internet:

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WWW.NMFN.COM

For information about Northwestern Mutual visit us on our Website.

Contents

Performance Summary for NML Variable Annuity Account C

Northwestern Mutual Series Fund, Inc. - Semi-Annual Report

Fidelity VIP Mid Cap Portfolio - Semi-Annual Report (This report follows the end of the Northwestern Mutual Series Fund, Inc.)

Russell Investment Funds - Semi-Annual Report (This report follows the end of the Fidelity VIP Mid Cap Portfolio.)

Russell Investment Funds - Prospectus Supplement

The performance data quoted represents past performance. Past performance is historical and does not guarantee future performance. Investment return and principal value will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. Current performances may be lower or higher than the performance data quoted. For the most recent month-end performance information visit www.nmfn.com.

Performance Summary    as of June 30, 2006

Front Load Contract

Total return(j) at unit value (as of 6/30/06)	Small Cap Growth Stock Division		T. Rowe Price Small Cap Value Division		Aggressive Growth Stock Division	International Growth Division		Franklin Templeton International Equity Division	AllianceBernstein Mid Cap Value Division		Index 400 Stock Division
1 year	4.09%		12.19%		7.18%	16.43%		18.35%	6.71%		6.97%
5 years	31.05%		—		2.47%	—		46.99%	—		43.22%
Annualized	5.56%		—		0.49%	—		8.01%	—		7.45%
10 years(g)	—		—		64.15%	—		110.45%	—		—
Annualized	—		—		5.08%	—		7.72%	—		—
Since division inception in Account C	158.85	%(b)	75.78	%(c)	—	54.08	%(c)	—	66.88	%(d)	88.01	%(b)
Annualized	14.19%		12.16%		—	9.19%		—	17.57%		9.21%
Since portfolio inception(a)	—		—		—	—		—	—		—
Annualized	—		—		—	—		—	—		—
Current Yield(h)

Simplified Load Contract
1 year	8.23%		16.64%		11.44%	21.06%		23.05%	10.95%		11.22%
5 years	33.02%		—		4.02%	—		49.21%	—		45.38%
Annualized	5.87%		—		0.79%	—		8.33%	—		7.77%
10 years(g)	—		—		61.70%	—		107.32%	—		—
Annualized	—		—		4.92%	—		7.56%	—		—
Since division inception in Account C	159.37	%(b)	78.53	%(c)	—	56.49	%(c)	—	71.28	%(d)	88.39	%(b)
Annualized	14.22%		12.52%		—	9.54%		—	18.54%		9.24%
Since portfolio inception(a)	—		—		—	—		—	—		—
Annualized	—		—		—	—		—	—		—
Current Yield(h)

All total return figures are for divisions of NML Variable Annuity Account C and are based on the change in unit value, which reflects expenses, such as account charges and fees applied at the contract level; figures for the Front Load Contract reflect a maximum sales load of 4.5%; figures for the Simplified Load Contract reflect an installation fee in the amount of $750. The data reflects an initial contract value of $25,000, the minimum size.

(a)	Returns stated are as of the inception date of the portfolio which preceeds availability in Account C. See the following footnotes for portfolio inception dates.
(b)	Inception date of 4/30/99.
(c)	Inception date of 7/31/01.
(d)	Inception date of 5/1/03.
(e)	Inception date of this division in Account C was 5/1/03. Actual fund inception was 12/28/98. Performance quoted prior to 5/1/03 is based on actual investment experience, adjusted for expenses of the product and premium charges.
(f)	Inception date of this division in Account C was 4/30/99. Actual fund inception was 1/2/97. Performance quoted prior to 4/30/99 is based on actual investment experience of the fund, adjusted for expenses of the product and premium charges.
(g)	10 year return for this division in Account C.
(h)	For the seven-day period ended June 30, 2006, the Money Market Portfolio's yield was 4.90% and was equivalent to a compound effective yield of 5.02%. The seven-day yield does not include deductions that are included in the separate accounts. The yield quotation more closely reflects the current earnings of the Money Market Portfolio than the total return quotation.
(j)	Returns shown include any fee waivers in effect and deductions for all Fund expenses. In the absence of fee waivers, total return would be reduced. For the Money Market Division, total returns include the effect of a fee waiver from December 2, 2002 through December 31, 2004.

Janus Capital Appreciation Division		Growth Stock Division	Large Cap Core Stock Division	Capital Guardian Domestic Equity Division		T. Rowe Price Equity Income Division		Index 500 Stock Division	Asset Allocation Division		Balanced Division	High Yield Bond Division	Select Bond Division
(1.01%)		0.62%	2.60%	5.81%		4.21%		2.89%	2.07%		(0.74%)	(1.43%)	(5.92%)
—		(5.55%)	(7.01%)	—		—		3.71%	—		12.58%	35.30%	21.72%
—		(1.14%)	(1.44%)	—		—		0.73%	—		2.40%	6.23%	4.01%
—		77.03%	56.61%	—		—		98.20%	—		85.38%	66.80%	65.83%
—		5.88%	4.59%	—		—		7.08%	—		6.37%	5.25%	5.19%
47.31	%(d)	—	—	26.05	%(c)	45.82	%(d)	—	17.07	%(c)	—	—	—
13.02%		—	—	4.82%		12.66%		—	3.26%		—	—	—
—		—	—	—		—		—	—		—	—	—
—		—	—	—		—		—	—		—	—	—

2.92%		4.62%	6.67%	10.01%		8.34%		6.98%	6.12%		3.20%	2.48%	(2.19%)
—		(4.13%)	(5.61%)	—		—		5.28%	—		14.28%	37.34%	23.56%
—		(0.84%)	(1.15%)	—		—		1.03%	—		2.71%	6.55%	4.32%
—		74.39%	54.27%	—		—		95.25%	—		82.63%	64.32%	63.36%
—		5.72%	4.43%	—		—		6.92%	—		6.21%	5.09%	5.03%
51.19	%(d)	—	—	28.02	%(c)	49.65	%(d)	—	18.90	%(c)	—	—	—
13.95%		—	—	5.15%		13.59%		—	3.58%		—	—	—
—		—	—	—		—		—	—		—	—	—
—		—	—	—		—		—	—		—	—	—

v

Performance Summary, continued    as of June 30, 2006

Front Load Contract

Total return(j) at unit value (as of 6/30/06)	Money Market Division	Fidelity VIP Mid Cap Division		Russell Multi-Style Equity Division		Russell Aggressive Equity Division		Russell Non- U.S. Division		Russell Real Estate Securities Division		Russell Core Bond Division
1 year	(1.31%)	16.06%		3.86%		9.21%		18.67%		15.36%		(6.12%)
5 years	3.07%	85.78	%(e)	3.88%		39.78%		44.75%		131.36%		18.25%
Annualized	0.61%	13.19%		0.76%		6.93%		7.68%		18.27%		3.41%
10 years(g)	30.27%	—		—		—		—		—		—
Annualized	2.68%	—		—		—		—		—		—
Since division inception in Account C	—	106.50	%(e)	(11.85	%)(f)	51.53	%(f)	31.25	%(f)	186.85	%(b)	30.67	%(f)
Annualized	—	25.75%		(1.74%)		5.97%		3.87%		15.84%		3.80%
Since portfolio inception(a)	—	250.72	%(e)	56.43	%(f)	94.79	%(f)	55.84	%(f)	—		52.05	%(f)
Annualized	—	18.20%		4.83%		7.28%		4.79%		—		4.51%
Current Yield(h)	5.02%

Simplified Load Contract
1 year	2.61%	20.67%		7.98%		13.54%		23.39%		19.94%		(2.40%)
5 years	4.63%	88.79	%(e)	5.45%		41.89%		46.94%		134.85%		20.03%
Annualized	0.91%	13.55%		1.07%		7.25%		8.00%		18.62%		3.72%
10 years(g)	28.34%	—		—		—		—		—		—
Annualized	2.53%	—		—		—		—		—		—
Since division inception in Account C	—	111.94	%(e)	(11.67	%)(f)	51.83	%(f)	31.51	%(f)	187.42	%(b)	30.93	%(f)
Annualized	—	26.79%		(1.72%)		6.00%		3.90%		15.87%		3.83%
Since portfolio inception(a)	—	250.72	%(e)	54.57	%(f)	92.48	%(f)	54.00	%(f)	—		50.25	%(f)
Annualized	—	18.20%		4.70%		7.14%		4.65%		—		4.38%
Current Yield(h)	5.02%

All total return figures are for divisions of NML Variable Annuity Account C and are based on the change in unit value, which reflects expenses, such as account charges and fees applied at the contract level; figures for the Front Load Contract reflect a maximum sales load of 4.5%; figures for the Simplified Load Contract reflect an installation fee in the amount of $750. The data reflects an initial contract value of $25,000, the minimum size.

(a)	Returns stated are as of the inception date of the portfolio which preceeds availability in Account C. See the following footnotes for portfolio inception dates.
(b)	Inception date of 4/30/99.
(c)	Inception date of 7/31/01.
(d)	Inception date of 5/1/03.
(e)	Inception date of this division in Account C was 5/1/03. Actual fund inception was 12/28/98. Performance quoted prior to 5/1/03 is based on actual investment experience, adjusted for expenses of the product and premium charges.
(f)	Inception date of this division in Account C was 4/30/99. Actual fund inception was 1/2/97. Performance quoted prior to 4/30/99 is based on actual investment experience of the fund, adjusted for expenses of the product and premium charges.
(g)	10 year return for this division in Account C.
(h)	For the seven-day period ended June 30, 2006, the Money Market Portfolio's yield was 4.90% and was equivalent to a compound effective yield of 5.02%. The seven-day yield does not include deductions that are included in the separate accounts. The yield quotation more closely reflects the current earnings of the Money Market Portfolio than the total return quotation.
(j)	Returns shown include any fee waivers in effect and deductions for all Fund expenses. In the absence of fee waivers, total return would be reduced. For the Money Market Division, total returns include the effect of a fee waiver from December 2, 2002 through December 31, 2004.

Semi-Annual Report June 30, 2006

Northwestern Mutual Series Fund, Inc.

A Series Fund Offering Eighteen Portfolios

•	Small Cap Growth Stock Portfolio
•	T. Rowe Price Small Cap Value Portfolio
•	Aggressive Growth Stock Portfolio
•	International Growth Portfolio
•	Franklin Templeton International Equity Portfolio
•	AllianceBernstein Mid Cap Value Portfolio
•	Index 400 Stock Portfolio
•	Janus Capital Appreciation Portfolio
•	Growth Stock Portfolio
•	Large Cap Core Stock Portfolio
•	Capital Guardian Domestic Equity Portfolio
•	T. Rowe Price Equity Income Portfolio
•	Index 500 Stock Portfolio
•	Asset Allocation Portfolio
•	Balanced Portfolio
•	High Yield Bond Portfolio
•	Select Bond Portfolio
•	Money Market Portfolio

Northwestern Mutual Series Fund, Inc.

Small Cap Growth Stock Portfolio

Sector Allocation is based on Net Assets.

Sector Allocation is subject to change.

Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2006 to June 30, 2006).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs or separate account charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs or separate account charges were included, your costs would have been higher.

	Beginning Account Value January 1, 2006	Ending Account Value June 30, 2006	Expenses Paid During Period January 1, 2006 to June 30, 2006*
Actual	$1,000.00	$1,036.40	$2.78
Hypothetical (5% return before expenses)	$1,000.00	$1,022.07	$2.76

*	Expenses are equal to the Fund’s annualized expense ratio of 0.55%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Stocks of smaller or newer companies, such as those held in this Fund, are more likely to realize more substantial growth as well as suffer more significant losses than larger or more established issuers. Investments in such companies can be both more volatile and more speculative. Investing in small company stocks involves a greater degree of risk than investing in medium or large company stocks.

Small Cap Growth Stock Portfolio

Small Cap Growth Stock Portfolio

Northwestern Mutual Series Fund, Inc.

Schedule of Investments

June 30, 2006 (unaudited)

Common Stocks (90.2%)	Shares/ $ Par	Value $ (000’s)

Consumer Discretionary (15.6%)
Aaron Rents, Inc.	300,492	8,077
*Blue Nile, Inc.	150,900	4,853
*Coldwater Creek, Inc.	159,700	4,274
*Golf Galaxy, Inc.	353,400	4,753
*Guitar Center, Inc.	21,200	943
*Hibbett Sporting Goods, Inc.	235,500	5,628
*J. Crew Group, Inc.	5,727	157
*Life Time Fitness, Inc.	149,300	6,908
Lithia Motors, Inc.	87,300	2,647
*LKQ Corp.	355,000	6,745
*Morton’s Restaurant Group, Inc.	372,600	5,708
Orient-Express Hotels, Ltd. — Class A	326,137	12,667
*Pinnacle Entertainment, Inc.	299,800	9,189
*Red Robin Gourmet Burgers, Inc.	119,100	5,069
*Stamps.com, Inc.	90,000	2,504
*Williams Scotsman International, Inc.	110,100	2,405

Total		82,527

Consumer Staples (2.5%)
*Peet’s Coffee & Tea, Inc.	113,100	3,414
*United Natural Foods, Inc.	297,400	9,821

Total		13,235

Energy (7.8%)
*FMC Technologies, Inc.	123,800	8,352
*Grant Prideco, Inc.	187,600	8,394
*Grey Wolf, Inc.	986,900	7,599
*Hydril	62,700	4,923
*James River Coal Co.	134,600	3,566
Western Refining, Inc.	269,600	5,818
World Fuel Services Corp.	55,500	2,536

Total		41,188

Financials (7.8%)
First Republic Bank	76,700	3,513
Greater Bay Bancorp	244,900	7,042
Greenhill & Co., Inc.	95,300	5,790
*Heartland Payment Systems, Inc.	194,200	5,414
Investors Financial Services Corp.	60,230	2,704
*Nexity Financial Corp.	255,800	3,198
optionsXpress Holdings, Inc.	206,300	4,809
Placer Sierra Bancshares	100,100	2,321
*Portfolio Recovery Associates, Inc.	140,400	6,416

Total		41,207

Health Care (20.2%)
*Adams Respiratory Therapeutics, Inc.	204,600	9,129
*Foxhollow Technologies, Inc.	173,500	4,740
*HealthExtras, Inc.	53,800	1,626
*Horizon Health Corp.	225,010	4,698
*Kyphon, Inc.	198,200	7,603
LCA-Vision, Inc.	245,000	12,963
*Nighthawk Radiology Holdings, Inc.	101,200	1,816
*Pediatrix Medical Group, Inc.	246,900	11,185
PolyMedica Corp.	92,300	3,319

Common Stocks (90.2%)	Shares/ $ Par	Value $ (000’s)

Health Care continued
*Providence Service Corp.	293,285	7,986
*PSS World Medical, Inc.	208,800	3,685
*Psychiatric Solutions, Inc.	272,700	7,816
*Radiation Therapy Services, Inc.	160,200	4,311
*ResMed, Inc.	208,700	9,798
*SonoSite, Inc.	98,100	3,830
*Symbion, Inc.	323,500	6,716
*Ventana Medical Systems, Inc.	133,700	6,308

Total		107,529

Industrials (19.3%)
*ACCO Brands Corp.	109,300	2,394
*The Advisory Board Co.	155,300	7,468
*Beacon Roofing Supply, Inc.	529,350	11,651
Brady Corp. — Class A	128,000	4,716
Bucyrus International, Inc. — Class A	127,813	6,455
C.H. Robinson Worldwide, Inc.	156,800	8,357
The Corporate Executive Board Co.	87,100	8,727
*Corrections Corp. of America	220,250	11,660
Forward Air Corp.	225,750	9,195
*Huron Consulting Group, Inc.	236,300	8,292
*ICT Group, Inc.	203,400	4,989
Knight Transportation, Inc.	406,567	8,213
*Marlin Business Services, Inc.	230,420	5,198
*Marten Transport, Ltd.	231,500	5,033

Total		102,348

Information Technology (14.0%)
*Bankrate, Inc.	65,168	2,461
*Blackboard, Inc.	283,100	8,199
*Eagle Test Systems, Inc.	145,800	2,044
*Entegris, Inc.	710,400	6,770
*Essex Corp.	395,200	7,280
*Euronet Worldwide, Inc.	216,400	8,303
*International DisplayWorks, Inc.	404,727	2,105
*Kenexa Corp.	114,389	3,643
*MKS Instruments, Inc.	234,150	4,711
*Plexus Corp.	247,800	8,476
*RADWARE, Ltd.	213,800	2,745
*RF Micro Devices, Inc.	345,300	2,061
*Sonic Solutions	336,400	5,551
*Tessera Technologies, Inc.	257,300	7,076
*THQ, Inc.	118,150	2,552
*Visicu, Inc.	14,200	251

Total		74,228

Materials (2.9%)
Airgas, Inc.	134,450	5,008
Silgan Holdings, Inc.	276,900	10,248

Total		15,256

Utilities (0.1%)
ITC Holdings Corp.	18,300	486

Total		486

Total Common Stocks (Cost: $406,651)		478,004

Small Cap Growth Stock Portfolio

Small Cap Growth Stock Portfolio

Money Market Investments (9.0%)	Shares/ $ Par	Value $ (000’s)

Autos (1.9%)
(b)Daimler Chrysler Auto, 5.30%, 7/31/06	5,000,000	4,978
(b)New Center Asset Trust, 5.27%, 7/31/06	5,000,000	4,978

Total		9,956

Federal Government & Agencies (0.2%)
(b)Federal Home Loan, 5.19%, 9/26/06	1,200,000	1,185

Total		1,185

Finance Lessors (1.9%)
Ranger Funding, Co. LLC, 5.29%, 8/2/06	5,000,000	4,976
Windmill Funding Corp., 5.20%, 7/7/06	5,000,000	4,996

Total		9,972

Finance Services (0.9%)
(b)Bryant Park Funding LLC, 5.28%, 7/24/06	5,000,000	4,983

Total		4,983

National Commercial Banks (0.3%)
(b)Rabobank USA, 5.25%, 7/3/06	1,400,000	1,400

Total		1,400

Security Brokers and Dealers (1.9%)
Merrill Lynch, 5.26%, 7/6/06	5,000,000	4,996
Morgan Stanley Dean Witter, 5.27%, 7/7/06	5,000,000	4,996

Total		9,992

Short Term Business Credit (1.9%)
Old Line Funding Corp., 5.14%, 7/12/06	5,000,000	4,992
Sheffield Receivables, 5.07%, 7/6/06	5,000,000	4,997

Total		9,989

Total Money Market Investments (Cost: $47,476)		47,477

Total Investments (99.2%) (Cost $454,127)(a)		525,481

Other Assets, Less Liabilities (0.8%)		4,094

Net Assets (100.0%)		529,575

*	Non-Income Producing

(a)	At June 30, 2006 the aggregate cost of securities for federal tax purposes (in thousands) was $454,127 and the net unrealized appreciation of investments based on that cost was $71,354 which is comprised of $88,642 aggregate gross unrealized appreciation and $17,288 aggregate gross unrealized depreciation.

(b)	All or a portion of the securities have been committed as collateral for open futures positions or when-issued securities. Information regarding open futures contracts as of period end is summarized below.

Issuer (000’s)	Number of Contracts	Expiration Date	Unrealized Appreciation/ (Depreciation) (000’s)
Russell 2000 Index Futures (Long)	47	9/06	$983
(Total Notional Value at June 30, 2006, $16,207)

The Accompanying Notes are an Integral Part of the Financial Statements.

Small Cap Growth Stock Portfolio

T. Rowe Price Small Cap Value Portfolio

Sector Allocation is based on Net Assets.

Sector Allocation is subject to change.

Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2006 to June 30, 2006).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs or separate account charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs or separate account charges were included, your costs would have been higher.

	Beginning Account Value January 1, 2006	Ending Account Value June 30, 2006	Expenses Paid During Period January 1, 2006 to June 30, 2006*
Actual	$1,000.00	$1,095.80	$4.52
Hypothetical (5% return before expenses)	$1,000.00	$1,020.48	$4.36

*	Expenses are equal to the Fund’s annualized expense ratio of 0.87%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

T. Rowe Price Small Cap Value Portfolio

T. Rowe Price Small Cap Value Portfolio

Northwestern Mutual Series Fund, Inc.

Schedule of Investments

June 30, 2006 (unaudited)

Common Stocks (96.1%)	Shares/ $ Par	Value $ (000’s)

Consumer Discretionary (13.0%)
Aaron Rents, Inc.	149,900	4,030
Aaron Rents, Inc. — Class A	4,725	114
*Big Lots, Inc.	31,500	538
Building Materials Holding Corp.	36,500	1,017
Cablevision Systems Corp.	2,600	56
Centerplate, Inc.	16,100	216
*Cox Radio, Inc. — Class A	17,400	251
CSS Industries, Inc.	44,100	1,268
*Culp, Inc.	32,600	159
Dillard’s, Inc. — Class A	5,100	162
*Discovery Holding Co.	20,700	303
Dow Jones & Co., Inc.	10,900	382
*Echostar Communications Corp.	7,500	231
Entercom Communications Corp.	9,900	259
Family Dollar Stores, Inc.	20,200	493
Fred’s, Inc.	64,900	866
The Gap, Inc.	28,300	492
H&R Block, Inc.	24,000	573
Hancock Fabrics, Inc.	59,000	197
Harley-Davidson, Inc.	3,000	165
Hasbro, Inc.	21,200	384
Haverty Furniture Companies, Inc.	102,000	1,600
*IAC/InterActiveCorp	6,450	171
Journal Register Co.	71,000	636
*Lamar Advertising Co. — Class A	5,000	269
*Live Nation, Inc.	29,000	590
Mattel, Inc.	47,400	783
Matthews International Corp. — Class A	80,500	2,776
Meredith Corp.	9,800	485
The New York Times Co. — Class A	22,400	550
Newell Rubbermaid, Inc.	13,100	338
OSI Restaurant Partners, Inc.	1,800	62
Pearson PLC, ADR	33,000	450
Pool Corp.	67,925	2,965
*RARE Hospitality International, Inc.	83,850	2,412
Reuters Group PLC, ADR	4,000	170
Ruby Tuesday, Inc.	40,700	993
*Saga Communications, Inc. — Class A	80,600	730
*Scholastic Corp.	13,600	353
The ServiceMaster Co.	10,800	112
Skyline Corp.	30,500	1,305
Stanley Furniture Co., Inc.	61,000	1,462
Stein Mart, Inc.	138,000	2,042
The TJX Companies, Inc.	24,400	558
Tribune Co.	16,400	532
*Univision Communications, Inc. — Class A	17,100	573
Weight Watchers International, Inc.	10,700	438
Winnebago Industries, Inc.	44,700	1,387

Total		36,898

Common Stocks (96.1%)	Shares/ $ Par	Value $ (000’s)

Consumer Staples (2.3%)
Alliance One International, Inc.	99,800	443
Campbell Soup Co.	14,300	531
Casey’s General Stores, Inc.	79,800	1,996
The Clorox Co.	10,500	640
The Estee Lauder Companies, Inc. — Class A	2,400	93
H.J. Heinz Co.	6,600	272
McCormick & Co., Inc.	5,700	191
Nash Finch Co.	25,000	532
Sara Lee Corp.	40,000	641
*Wild Oats Markets, Inc.	44,800	878
Wm. Wrigley Jr. Co.	6,800	308

Total		6,525

Energy (8.8%)
*Atwood Oceanics, Inc.	33,800	1,676
*Cameron International Corp.	14,100	674
CARBO Ceramics, Inc.	27,200	1,336
*Forest Oil Corp.	63,350	2,101
*Grant Prideco, Inc.	9,300	416
*Hanover Compressor Co.	36,500	685
*Lone Star Technologies, Inc.	27,100	1,464
*Mariner Energy, Inc.	50,193	922
Murphy Oil Corp.	19,100	1,067
Penn Virginia Corp.	53,600	3,746
*TETRA Technologies, Inc.	141,300	4,280
Todco — Class A	61,600	2,516
*Union Drilling, Inc.	16,800	250
*W-H Energy Services, Inc.	36,300	1,845
*Whiting Petroleum Corp.	48,500	2,031

Total		25,009

Financials (20.0%)
Allied Capital Corp.	57,700	1,660
American Capital Strategies, Ltd.	24,600	824
Apartment Investment & Management Co. — Class A	9,100	395
Aspen Insurance Holdings, Ltd.	14,100	328
Axis Capital Holdings, Ltd.	20,400	584
Boston Private Financial Holdings, Inc.	29,700	829
Citizens Banking Corp.	1,000	24
Columbia Equity Trust, Inc.	37,700	579
Commerce Bancshares, Inc.	9,576	479
*E*TRADE Financial Corp.	5,800	132
East West Bancorp, Inc.	88,000	3,337
Equity Office Properties Trust	5,100	186
First Financial Fund, Inc.	105,669	1,666
First Horizon National Corp.	7,000	281
First Potomac Realty Trust	59,600	1,775
First Republic Bank	90,900	4,164
Genworth Financial, Inc.	20,600	718
Glenborough Realty Trust, Inc.	35,600	767
*Home Bancshares, Inc.	2,700	61

T. Rowe Price Small Cap Value Portfolio

T. Rowe Price Small Cap Value Portfolio

Common Stocks (96.1%)	Shares/ $ Par	Value $ (000’s)

Financials continued
Huntington Bancshares, Inc.	6,500	153
Innkeepers USA Trust	51,700	893
Investors Financial Services Corp.	12,300	552
Janus Capital Group, Inc.	23,300	417
Kilroy Realty Corp.	57,200	4,134
*LaBranche & Co., Inc.	2,700	33
LaSalle Hotel Properties	57,600	2,667
Lazard, Ltd. — Class A	6,100	246
Lincoln National Corp.	8,763	495
*Markel Corp.	5,900	2,047
Marsh & McLennan Companies, Inc.	36,800	990
Max Re Capital, Ltd.	67,000	1,463
The Midland Co.	44,400	1,686
NetBank, Inc.	83,000	550
NewAlliance Bancshares, Inc.	16,200	232
North Fork Bancorporation, Inc.	8,700	262
Northern Trust Corp.	11,700	647
Ohio Casualty Corp.	10,500	312
PNC Financial Services Group, Inc.	5,300	372
Potlatch Corp.	14,200	536
*ProAssurance Corp.	76,300	3,677
Regions Financial Corp.	11,200	371
Scottish Re Group, Ltd.	28,700	479
The St. Paul Travelers Companies, Inc.	17,230	768
Strategic Hotels & Resorts, Inc.	91,000	1,887
*SVB Financial Group	69,400	3,156
Synovus Financial Corp.	22,600	605
TCF Financial Corp.	12,000	317
Texas Regional Bancshares, Inc. — Class A	114,055	4,326
UnumProvident Corp.	18,100	328
Valley National Bancorp	1,680	43
Waddell & Reed Financial, Inc. — Class A	5,600	115
Washington Real Estate Investment Trust	51,500	1,890
Westamerica Bancorporation	8,700	426
Willis Group Holdings, Ltd.	17,700	568
XL Capital, Ltd. — Class A	5,700	349

Total		56,781

Health Care (5.5%)
*AMERIGROUP Corp.	10,600	329
Analogic Corp.	14,000	653
Arrow International, Inc.	36,930	1,214
Becton, Dickinson and Co.	5,200	318
*Cephalon, Inc.	900	54
*Diversa Corp.	105,700	1,021
*Exelixis, Inc.	86,800	872
Health Management Associates, Inc. — Class A	17,000	335
*HEALTHSOUTH Corp.	74,300	286
*Kinetic Concepts, Inc.	1,100	49
*LifePoint Hospitals, Inc.	8,700	280
*Lincare Holdings, Inc.	15,900	602
*MedImmune, Inc.	11,500	312
*Myriad Genetics, Inc.	83,500	2,108
*Neurocrine Biosciences, Inc.	5,200	55

Common Stocks (96.1%)	Shares/ $ Par	Value $ (000’s)

Health Care continued
*OSI Pharmaceuticals, Inc.	9,600	316
Owens & Minor, Inc.	89,300	2,554
*Pharmion Corp.	38,600	657
*Tenet Healthcare Corp.	4,900	34
Universal Health Services, Inc. — Class B	16,700	839
Valeant Pharmaceuticals International	22,100	374
West Pharmaceutical Services, Inc.	51,600	1,872
*Zimmer Holdings, Inc.	9,800	556

Total		15,690

Industrials (20.2%)
*Accuride Corp.	50,000	624
*Allied Waste Industries, Inc.	42,300	481
American Power Conversion Corp.	7,800	152
American Standard Companies, Inc.	12,000	519
Ameron International Corp.	24,700	1,655
C&D Technologies, Inc.	67,000	504
*Casella Waste Systems, Inc. — Class A	100,200	1,312
Cintas Corp.	8,600	342
Deere & Co.	4,700	392
*Dollar Thrifty Automotive Group, Inc.	58,300	2,628
EDO Corp.	34,300	835
*Electro Rent Corp.	99,000	1,586
ElkCorp	30,900	858
Equifax, Inc.	11,300	388
Franklin Electric Co., Inc.	65,700	3,393
*FTI Consulting, Inc.	73,200	1,960
G & K Services, Inc. — Class A	50,100	1,718
*Genesee & Wyoming, Inc.	82,150	2,914
*The Genlyte Group, Inc.	31,200	2,260
IDEX Corp.	53,900	2,544
*Insituform Technologies, Inc. — Class A	97,600	2,234
JLG Industries, Inc.	183,100	4,120
*Kirby Corp.	92,400	3,650
Laidlaw International, Inc.	19,500	491
Landstar System, Inc.	116,000	5,478
Macquarie Infrastructure Co. Trust	53,800	1,484
Manpower, Inc.	10,600	685
McGrath Rentcorp	90,500	2,517
Nordson Corp.	52,700	2,592
Raytheon Co.	10,500	468
Rockwell Collins, Inc.	3,000	168
Southwest Airlines Co.	47,200	773
Synagro Technologies, Inc.	60,900	239
UTI Worldwide, Inc.	100,320	2,531
*Waste Connections, Inc.	42,100	1,532
Woodward Governor Co.	50,000	1,526

Total		57,553

Information Technology (10.3%)
*Andrew Corp.	13,000	115
*ATMI, Inc.	41,500	1,022
AVX Corp.	32,800	518
Belden CDT, Inc.	71,700	2,371
*The BISYS Group, Inc.	41,900	574
*Brooks Automation, Inc.	177,900	2,099

T. Rowe Price Small Cap Value Portfolio

T. Rowe Price Small Cap Value Portfolio

Common Stocks (96.1%)	Shares/ $ Par	Value $ (000’s)

Information Technology continued
*Entegris, Inc.	137,198	1,307
*Intuit, Inc.	16,200	978
KLA-Tencor Corp.	4,500	187
Landauer, Inc.	22,900	1,097
*Littelfuse, Inc.	47,600	1,636
*McAfee, Inc.	12,900	313
Methode Electronics, Inc. — Class A	41,200	433
Molex, Inc. — Class A	24,500	704
MoneyGram International, Inc.	12,448	423
*MPS Group, Inc.	175,800	2,649
*Novellus Systems, Inc.	21,500	531
*Packeteer, Inc.	86,600	982
*Premiere Global Services, Inc.	136,300	1,029
*Progress Software Corp.	74,900	1,753
*RSA Security, Inc.	90,800	2,470
*Spansion, Inc. — Class A	9,000	143
*SPSS, Inc.	62,725	2,016
StarTek, Inc.	62,100	928
*Sun Microsystems, Inc.	125,100	519
*Synopsys, Inc.	29,000	544
Total System Services, Inc.	7,500	144
*Websense, Inc.	82,100	1,686

Total		29,171

Materials (10.7%)
Airgas, Inc.	67,200	2,503
AngloGold Ashanti, Ltd., ADR	3,900	188
AptarGroup, Inc.	43,800	2,173
Arch Chemicals, Inc.	56,500	2,037
Bowater, Inc.	6,600	150
Carpenter Technology Corp.	26,300	3,038
Chesapeake Corp.	23,100	379
Deltic Timber Corp.	38,300	2,159
Domtar, Inc.	65,100	402
Florida Rock Industries, Inc.	53,200	2,642
Gibraltar Industries, Inc.	80,000	2,320
Innospec, Inc.	51,600	1,312
International Paper Co.	22,900	740
MacDermid, Inc.	63,000	1,814
MeadWestvaco Corp.	5,500	154
*Meridian Gold, Inc.	56,300	1,784
Metal Management, Inc.	60,100	1,840
Myers Industries, Inc.	73,500	1,263
*Nalco Holding Co.	49,100	866
Potash Corp. of Saskatchewan, Inc.	700	60
*Symyx Technologies, Inc.	46,400	1,121
Wausau Paper Corp.	91,600	1,140
Weyerhaeuser Co.	6,400	398

Total		30,483

Other Holdings (0.6%)
Russell 2000 Value Index	23,400	1,693

Total		1,693

Telecommunication Services (0.5%)
Telephone and Data Systems, Inc.	15,200	629
Telephone and Data Systems, Inc. — Special Shares	2,100	82

Common Stocks (96.1%)	Shares/ $ Par	Value $ (000’s)

Telecommunication Services continued
Telus Corp.	5,400	218
*Wireless Facilities, Inc.	157,600	433

Total		1,362

Utilities (4.2%)
Black Hills Corp.	53,500	1,837
Cleco Corp.	68,500	1,593
Duke Energy Corp.	20,200	593
*Dynegy, Inc. — Class A	74,800	409
*El Paso Electric Co.	71,600	1,443
Energy East Corp.	7,900	189
*Mirant Corp.	12,800	343
NiSource, Inc.	37,900	828
*NRG Energy, Inc.	6,200	299
Otter Tail Corp.	8,200	224
Pinnacle West Capital Corp.	18,000	718
Southwest Gas Corp.	49,700	1,558
TECO Energy, Inc.	52,000	777
Vectren Corp.	36,300	989
Xcel Energy, Inc.	11,900	228

Total		12,028

Total Common Stocks (Cost: $202,361)		273,193

Convertible Corporate Bonds (0.1%)

Electric Services (0.0%)
Xcel Energy, Inc. 7.50%, 11/21/07	2,000	3

Total		3

Telephone and Telegraph Apparatus (0.1%)
Lucent Technologies, Inc., 2.75%, 6/15/25	192,000	189

Total		189

Total Convertible Corporate Bonds (Cost: $208)		192

Preferred Stocks (0.1%)

Consumer Discretionary (0.0%)
General Motors Corp.	7,600	186

Total		186

Industrials (0.1%)
Allied Waste Industries, Inc.	600	188

Total		188

Total Preferred Stocks (Cost: $316)		374

T. Rowe Price Small Cap Value Portfolio

T. Rowe Price Small Cap Value Portfolio

Money Market Investments (3.4%)	Shares/ $ Par	Value $ (000’s)

Other Holdings (3.4%)
Reserve Investment Fund	9,668,497	9,668

Total Money Market Investments (Cost: $9,668)		9,668

Total Investments (99.7%) (Cost $212,553)(a)		283,427

Other Assets, Less Liabilities (0.3%)		842

Net Assets (100.0%)		284,269

*	Non-Income Producing

ADR after the name of a security represents — American Depository Receipt.

(a)	At June 30, 2006 the aggregate cost of securities for federal tax purposes (in thousands) was $212,553 and the net unrealized appreciation of investments based on that cost was $70,874 which is comprised of $79,073 aggregate gross unrealized appreciation and $8,199 aggregate gross unrealized depreciation.

The Accompanying Notes are an Integral Part of the Financial Statements.

T. Rowe Price Small Cap Value Portfolio

Aggressive Growth Stock Portfolio

Sector Allocation is based on Net Assets.

Sector Allocation is subject to change.

Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2006 to June 30, 2006).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs or separate account charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs or separate account charges were included, your costs would have been higher.

	Beginning Account Value January 1, 2006	Ending Account Value June 30, 2006	Expenses Paid During Period January 1, 2006 to June 30, 2006*
Actual	$1,000.00	$1,037.50	$2.63
Hypothetical (5% return before expenses)	$1,000.00	$1,022.22	$2.61

*	Expenses are equal to the Fund’s annualized expense ratio of 0.52%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Stocks of smaller or newer companies, such as those held in this Fund, are more likely to realize more substantial growth as well as suffer more significant losses than larger or more established issuers. Investments in such companies can be both more volatile and more speculative. Investing in small company stocks involves a greater degree of risk than investing in medium or large company stocks. Investing in medium company stocks involves a greater degree of risk than investing in large company stocks.

Aggressive Growth Stock Portfolio

Aggressive Growth Stock Portfolio

Northwestern Mutual Series Fund, Inc.

Schedule of Investments

June 30, 2006 (unaudited)

Common Stocks (93.7%)	Shares/ $ Par	Value $ (000’s)

Consumer Discretionary (12.1%)
*Aeropostale, Inc.	189,900	5,486
*AnnTaylor Stores Corp.	413,100	17,920
*The Cheesecake Factory, Inc.	101,952	2,748
Choice Hotels International, Inc.	480,000	29,089
*Lamar Advertising Co. — Class A	221,525	11,931
Michaels Stores, Inc.	110,500	4,557
*O’Reilly Automotive, Inc.	744,260	23,213
Pool Corp.	400,100	17,456
*Scientific Games Corp.	581,500	20,713
Station Casinos, Inc.	239,200	16,285

Total		149,398

Consumer Staples (0.6%)
Whole Foods Market, Inc.	110,675	7,154

Total		7,154

Energy (10.6%)
BJ Services Co.	153,800	5,731
*Cameron International Corp.	265,600	12,688
CONSOL Energy, Inc.	425,400	19,874
ENSCO International, Inc.	361,100	16,617
Frontier Oil Corp.	203,907	6,607
*Nabors Industries, Ltd.	169,800	5,738
*National-Oilwell Varco, Inc.	245,700	15,558
*Newfield Exploration Co.	329,700	16,135
Range Resources Corp.	577,500	15,702
Smith International, Inc.	222,300	9,886
Tesoro Corp.	95,100	7,072

Total		131,608

Financials (14.0%)
Assured Guaranty, Ltd.	566,000	14,359
Brown & Brown, Inc.	492,600	14,394
Chicago Mercantile Exchange Holdings, Inc.	43,100	21,168
The Colonial BancGroup, Inc.	788,300	20,244
Investors Financial Services Corp.	464,780	20,868
Legg Mason, Inc.	178,770	17,791
*Nelnet, Inc. — Class A	231,600	9,391
Nuveen Investments — Class A	281,200	12,106
*SVB Financial Group	229,600	10,438
TD Ameritrade Holding Corp.	1,030,700	15,265
Ventas, Inc.	493,300	16,713

Total		172,737

Health Care (15.7%)
Caremark Rx, Inc.	260,694	13,001
*Celgene Corp.	347,900	16,501
*Centene Corp.	417,400	9,821
*Covance, Inc.	278,000	17,019
*Cytyc Corp.	361,700	9,173
*DaVita, Inc.	460,300	22,876
*Gen-Probe, Inc.	259,600	14,013
*Intuitive Surgical, Inc.	83,900	9,898

Common Stocks (93.7%)	Shares/ $ Par	Value $ (000’s)

Health Care continued
*Kinetic Concepts, Inc.	204,634	9,035
*Lincare Holdings, Inc.	234,300	8,866
*ResMed, Inc.	370,600	17,400
*St. Jude Medical, Inc.	252,100	8,173
*Varian Medical Systems, Inc.	275,600	13,050
*VCA Antech, Inc.	595,800	19,023
*Ventana Medical Systems, Inc.	141,300	6,667

Total		194,516

Industrials (16.4%)
The Corporate Executive Board Co.	352,220	35,292
Expeditors International of Washington, Inc.	380,260	21,298
Fastenal Co.	344,480	13,879
Graco, Inc.	568,600	26,144
*IntercontinentalExchange, Inc.	205,783	11,923
J.B. Hunt Transport Services, Inc.	694,400	17,298
Joy Global, Inc.	132,700	6,912
*Monster Worldwide, Inc.	310,600	13,250
*NutriSystem, Inc.	161,800	10,053
Ritchie Bros. Auctioneers, Inc.	267,900	14,247
Robert Half International, Inc.	462,400	19,421
*Stericycle, Inc.	200,900	13,079

Total		202,796

Information Technology (21.7%)
*Activision, Inc.	475,310	5,409
*Alliance Data Systems Corp.	426,500	25,087
*Altera Corp.	645,600	11,330
Amphenol Corp. — Class A	328,500	18,383
*ATI Technologies, Inc.	817,000	11,928
*Broadcom Corp. — Class A	464,450	13,957
*Citrix Systems, Inc.	275,400	11,055
*Cognizant Technology Solutions Corp. — Class A	477,300	32,158
*Cognos, Inc.	161,000	4,580
*Euronet Worldwide, Inc.	508,600	19,515
Harris Corp.	369,700	15,346
Jabil Circuit, Inc.	416,600	10,665
KLA-Tencor Corp.	129,480	5,382
Microchip Technology, Inc.	408,095	13,692
*NAVTEQ Corp.	216,400	9,669
Paychex, Inc.	219,040	8,538
*RSA Security, Inc.	143,800	3,910
*SRA International, Inc. — Class A	311,600	8,298
*ValueClick, Inc.	568,100	8,720
*VeriFone Holdings, Inc.	567,400	17,294
*WebEx Communications, Inc.	389,000	13,825

Total		268,741

Materials (1.7%)
Praxair, Inc.	388,540	20,981
*VeraSun Energy Corp.	12,086	317

Total		21,298

Aggressive Growth Stock Portfolio

Aggressive Growth Stock Portfolio

Common Stocks (93.7%)	Shares/ $ Par	Value $ (000’s)

Telecommunication Services (0.9%)
*NeuStar, Inc. — Class A	341,700	11,532

Total		11,532

Total Common Stocks (Cost: $975,567)		1,159,780

Money Market Investments (7.3%)

Autos (1.6%)
(b)Fcar Owner Trust I, 5.21%, 7/18/06	10,000,000	9,976
(b)New Center Asset Trust, 5.27%, 7/24/06	10,000,000	9,966

Total		19,942

Federal Government & Agencies (0.1%)
Federal Home Loan, 5.145%, 9/26/06	1,500,000	1,482

Total		1,482

Finance Lessors (0.8%)
Windmill Funding Corp., 5.06%, 7/7/06	10,000,000	9,992

Total		9,992

Finance Services (0.8%)
Bryant Park Funding LLC, 5.20%, 7/21/06	10,000,000	9,971

Total		9,971

National Commercial Banks (0.8%)
Citigroup Funding, Inc., 5.26%, 7/27/06	10,000,000	9,962

Total		9,962

Security Brokers and Dealers (1.7%)
Merrill Lynch, 5.26%, 7/6/06	10,000,000	9,992
Morgan Stanley Dean Witter, 5.27%, 7/7/06	10,000,000	9,991

Total		19,983

Money Market Investments (7.3%)	Shares/ $ Par	Value $ (000’s)

Short Term Business Credit (1.5%)
Old Line Funding Corp., 5.18%, 7/5/06	9,100,000	9,095
Sheffield Receivables, 5.25%, 7/20/06	10,000,000	9,972

Total		19,067

Total Money Market Investments (Cost: $90,399)		90,399

Total Investments (101.0%) (Cost $1,065,966)(a)		1,250,179

Other Assets, Less Liabilities (-1.0%)		(12,178)

Net Assets (100.0%)		1,238,001

*	Non-Income Producing

(a)	At June 30, 2006 the aggregate cost of securities for federal tax purposes (in thousands) was $1,065,966 and the net unrealized appreciation of investments based on that cost was $184,213 which is comprised of $207,668 aggregate gross unrealized appreciation and $23,455 aggregate gross unrealized depreciation.

(b)	All or a portion of the securities have been committed as collateral for open futures positions or when-issued securities. Information regarding open futures contracts as of period end is summarized below.

Issuer (000’s)	Number of Contracts	Expiration Date	Unrealized Appreciation/ (Depreciation) (000’s)
Midcap 400 Index Futures (Long)	51	9/06	$951
(Total Notional Value at June 30, 2006, $18,724)

The Accompanying Notes are an Integral Part of the Financial Statements.

Aggressive Growth Stock Portfolio

International Growth Portfolio

Sector Allocation is based on Net Assets.

Sector Allocation is subject to change.

Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2006 to June 30, 2006).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs or separate account charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs or separate account charges were included, your costs would have been higher.

	Beginning Account Value January 1, 2006	Ending Account Value June 30, 2006	Expenses Paid During Period January 1, 2006 to June 30, 2006*
Actual	$1,000.00	$1,051.70	$4.43
Hypothetical (5% return before expenses)	$1,000.00	$1,020.48	$4.36

*	Expenses are equal to the Fund’s annualized expense ratio of 0.87%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Investors should be aware of the risks of investments in foreign securities, particularly investments in securities of companies in developing nations. These include the risks of currency fluctuation, of political and economic instability and of less well-developed government supervision and regulation of business and industry practices, as well as differences in accounting standards.

International Growth Portfolio

International Growth Portfolio

Northwestern Mutual Series Fund, Inc.

Schedule of Investments

June 30, 2006 (unaudited)

Foreign Common Stocks (94.1%)	Country	Shares/ $ Par	Value $ (000’s)

Basic Materials (6.8%)
Companhia Vale do Rio Doce, ADR	Brazil	49,400	1,188
CRH PLC	Ireland	51,585	1,682
*Grafton Group PLC	Ireland	122,035	1,537
K+S AG	Germany	22,095	1,782
Newcrest Mining, Ltd.	Australia	61,165	958
Nissan Chemical Industries, Ltd.	Japan	54,000	673
Pfleiderer AG	Germany	50,030	1,405
Sumitomo Chemical Co., Ltd.	Japan	228,000	1,901
Sumitomo Titanium Corp.	Japan	9,400	1,488
*Syngenta AG	Switzerland	11,505	1,529
Zinifex, Ltd.	Australia	141,705	1,055

Total			15,198

Conglomerates (2.5%)
Grupo Ferrovial SA	Spain	17,050	1,302
iShares MSCI EAFE Index Fund	United States	37,100	2,426
TOPIX ETF	Japan	136,200	1,914

Total			5,642

Consumer Cyclical (11.8%)
Aisin Seiki Co., Ltd.	Japan	40,500	1,203
*Banyan Tree Holdings, Ltd.	Singapore	302,000	177
*Belluna Co., Ltd. — Warrants	Japan	1,452	5
Esprit Holdings, Ltd.	Hong Kong	188,000	1,537
Industria de Diseno Testil SA	Italy	50,055	2,111
InterContinental Hotels Group PLC	United Kingdom	102,134	1,786
*Kuoni Reisen Holding AG	Switzerland	2,745	1,540
Leoni AG	Germany	40,765	1,533
Lindex AB	Sweden	120,300	1,713
Point, Inc.	Japan	13,990	790
Publicis Groupe	France	49,090	1,896
Ryohin Keikaku Co., Ltd.	Japan	22,000	1,803
Shimamura Co.	Japan	12,600	1,381
Sol Melia SA	Spain	65,395	1,055
Sportingbet PLC	United Kingdom	244,430	1,779
*Urbi Desarollos Urbanos SA	Mexico	543,180	1,260
Vtech Holdings, Ltd.	Hong Kong	254,000	1,325
Wal-Mart de Mexico SA de CV	Mexico	659,370	1,843
Wolters Kluwer NV	Netherlands	65,835	1,555

Total			26,292

Foreign Common Stocks (94.1%)	Country	Shares/ $ Par	Value $ (000’s)

Consumer Non-Cyclical (5.6%)
Adidas AG	Germany	34,610	1,655
Coca-Cola Hellenic Bottling Co. SA	Greece	45,465	1,355
Davide Campari-Milano SPA	Italy	136,680	1,417
Hugo Boss AG	Germany	32,320	1,363
Natura Cosmeticos SA	Brazil	153,850	1,612
Puma AG Rudolf Dassler Sport	Germany	3,635	1,413
Reckitt Benckiser PLC	United Kingdom	46,475	1,736
Woolworths, Ltd.	Australia	126,755	1,898

Total			12,449

Energy (5.4%)
*Aker Drilling ASA	Norway	187,565	928
BG Group PLC	United Kingdom	157,175	2,100
Canadian Natural Resources, Ltd.	Canada	24,215	1,339
*Geo ASA	Norway	87,305	589
*Petrojarl ASA	Norway	24,645	162
*Petroleum Geo-Services ASA	Norway	24,645	1,390
Tenaris SA, ADR	Italy	44,500	1,802
*TGS Nopec Geophysical Co. ASA	Norway	137,800	2,435
*Western Oil Sands, Inc.	Canada	43,815	1,214

Total			11,959

Financials (22.3%)
Admiral Group PLC	United Kingdom	174,325	2,002
Allianz AG	Germany	10,770	1,702
Allied Irish Banks PLC	Ireland	55,500	1,331
Anglo Irish Bank Corp. PLC	Ireland	214,044	3,329
Ardepro Co., Ltd.	Japan	985	1,575
Azimut Holding SPA	Italy	93,095	970
*Banco Espanol de Credito SA	Spain	109,890	1,934
BNP Paribas	France	23,781	2,278
The Chiba Bank, Ltd.	Japan	210,000	1,963
Credit Saison Co.	Japan	36,200	1,714
Credit Suisse Group	Switzerland	31,370	1,755
DNB NOR ASA	Norway	147,545	1,831
Erste Bank Der Oesterreichischen Sparkassen AG	Austria	30,719	1,729
Fondiaria — Sai SPA	Italy	39,880	1,630
Hopewell Holdings, Ltd.	Hong Kong	540,000	1,516
Hypo Real Estate Holding AG	Germany	31,710	1,926

International Growth Portfolio

International Growth Portfolio

Foreign Common Stocks (94.1%)	Country	Shares/ $ Par	Value $ (000’s)

Financials continued
Hysan Development Co., Ltd.	Hong Kong	623,000	1,765
IKB Deutsche Industriebank AG	Germany	37,895	1,386
ING Groep NV	Netherlands	53,330	2,096
Kenedix, Inc.	Japan	312	1,355
Kookmin Bank	Korea	28,260	2,324
Korean Reinsurance Co.	Korea	138,210	1,551
Manulife Financial Corp.	Canada	59,560	1,892
*NETeller PLC	United Kingdom	87,155	961
*NorGani Hotels ASA	Norway	108,755	1,114
*Norwegian Property ASA	Norway	71,405	551
OTP Bank PLC	Hungary	8,735	247
Swiss Life Holding	Switzerland	8,970	2,102
The Toronto-Dominion Bank	Canada	25,435	1,291
Unicredito Italiano SPA	Italy	229,360	1,795

Total			49,615

Health Care (7.1%)
CSL, Ltd.	Australia	44,355	1,772
Egis PLC	Hungary	9,675	1,191
Elekta AB	Sweden	81,130	1,375
*Neurochem, Inc.	Canada	47,730	503
Nobel Biocare Holding AG	Switzerland	8,390	1,992
Roche Holding AG	Switzerland	9,195	1,520
Schwarz Pharma AG	Germany	21,745	1,952
Shire PLC, ADR	United Kingdom	29,584	1,309
Synthes, Inc.	Switzerland	15,545	1,875
Takeda Pharmaceutical Co., Ltd.	Japan	27,900	1,736
Tecan Group AG	Switzerland	13,005	701

Total			15,926

Industrial Goods and Services (15.5%)
ABB, Ltd.	Switzerland	51,610	671
ABB, Ltd., ADR	Switzerland	51,610	669
*Alstom	France	21,710	1,984
Atlas Copco AB	Sweden	72,665	2,019
BAE Systems PLC	United Kingdom	154,900	1,059
Cae, Inc.	Canada	207,065	1,577
Capita Group PLC	United Kingdom	191,820	1,637
Chiyoda Corp.	Japan	79,000	1,615
Daewoo Shipbuilding & Marine Engineering Co.	Korea	56,470	1,661
*Deutz AG	Germany	60,098	473
*Fiat SPA	Italy	89,240	1,188
Finmeccanica SPA	Italy	88,635	1,968
Kitz Corp.	Japan	143,000	1,085
Koninklijke BAM Groep NV	Netherlands	110,225	2,192

Foreign Common Stocks (94.1%)	Country	Shares/ $ Par	Value $ (000’s)

Industrial Goods and Services continued
Kubota Corp.	Japan	194,000	1,839
Metso Corp.	Finland	48,115	1,746
Michael Page International PLC	United Kingdom	228,825	1,483
Neopost SA	France	18,605	2,121
OSG Corp.	Japan	83,500	1,406
SGS SA	Switzerland	2,000	1,898
Star Micronics Co., Ltd.	Japan	92,000	1,861
*Thielert AG	Germany	3,088	95
Tianjin Development Holdings, Ltd.	Hong Kong	652,000	405
Vinci SA	France	19,610	2,020

Total			34,672

Technology (9.2%)
Arrk Corp.	Japan	32,600	771
Axell Corp.	Japan	211	745
Cap Gemini SA	France	37,085	2,116
*Gresham Computing PLC	United Kingdom	169,180	311
High Tech Computer Corp.	Taiwan	64,000	1,759
Hoya Corp.	Japan	38,400	1,366
Ibiden Co., Ltd.	Japan	42,500	2,042
Infosys Technologies, Ltd.	India	25,905	1,732
*Kontron AG	Germany	140,781	1,624
*Option NV	Belgium	42,100	1,010
Solomon Systech International, Ltd.	Hong Kong	2,229,000	563
Sumco Corp.	Japan	34,300	1,954
*Tandberg Television ASA	Norway	121,705	2,019
Telechips, Inc.	Korea	41,782	810
*United Test and Assembly Center, Ltd.	Singapore	3,367,000	1,712

Total			20,534

Telecommunications (1.8%)
*Iliad SA	France	15,870	1,328
Telenor ASA	Norway	90,700	1,096
Vodafone Group PLC	United Kingdom	723,550	1,542

Total			3,966

Transportation (2.9%)
Canadian National Railway Co.	Canada	31,420	1,372
Kuehne & Nagel International AG	Switzerland	28,050	2,042
*PT Berlian Laju Tanker Tbk	Indonesia	7,107,000	1,327
TNT NV	Netherlands	48,165	1,724

Total			6,465

International Growth Portfolio

International Growth Portfolio

Foreign Common Stocks (94.1%)	Country	Shares/ $ Par	Value $ (000’s)

Utilities (3.2%)
Companhia de Concessoes Rodoviarias	Brazil	129,660	1,060
Electricite de France	France	24,110	1,271
Iberdrola SA	Italy	47,630	1,640
*Obrascon Huarte Lain Brasil SA	Brazil	30,790	341
Red Electrica de Espana	Italy	44,985	1,552
RWE AG	Germany	16,150	1,344

Total			7,208

Total Foreign Common Stocks (Cost: $181,329)			209,926

Money Market Investments (5.5%)

Federal Government and Agencies (5.2%)
Federal Home Loan Bank Discount Corp., 5.19%, 7/26/06	United States	1,900,000	1,893
Federal Home Loan Bank Discount Corp., 5.10%, 7/6/06	United States	1,100,000	1,099
Federal Home Loan Mortgage Corp. Discount Note, 5.16%, 7/18/06	United States	8,700,000	8,677

Total			11,669

Money Market Investments (5.5%)	Country	Shares/ $ Par	Value $ (000’s)

National Commercial Banks (0.3%)
Rabobank USA, 5.25%, 7/3/06	United States	600,000	600

Total			600

Total Money Market Investments (Cost: $12,271)			12,269

Total Investments (99.6%) (Cost $193,600)(a)			222,195

Other Assets, Less Liabilities (0.4%)			878

Net Assets (100.0%)			223,074

*	Non-Income Producing

ADR — American Depository Receipt.

(a)	At June 30, 2006 the aggregate cost of securities for federal tax purposes was $193,600 and the net unrealized appreciation of investments based on that cost was $28,595 which is comprised of $34,380 aggregate gross unrealized appreciation and $5,785 aggregate gross unrealized depreciation.

Investment Percentage by Country is based on Net Assets:

Japan	15.4%
Italy	9.2%
Germany	8.8%
Switzerland	8.2%
United Kingdom	8.0%
France	6.8%
Other	43.6%

Total	100.0%

The Accompanying Notes are an Integral Part of the Financial Statements.

International Growth Portfolio

Franklin Templeton International Equity Portfolio

Sector Allocation is based on percentage of equities.

Sector Allocation is subject to change.

Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2006 to June 30, 2006).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs or separate account charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs or separate account charges were included, your costs would have been higher.

	Beginning Account Value January 1, 2006	Ending Account Value June 30, 2006	Expenses Paid During Period January 1, 2006 to June 30, 2006*
Actual	$1,000.00	$1,113.10	$3.72
Hypothetical (5% return before expenses)	$1,000.00	$1,021.27	$3.56

*	Expenses are equal to the Fund’s annualized expense ratio of 0.71%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Investors should be aware of the risks of investments in foreign securities, particularly investments in securities of companies in developing nations. These include the risks of currency fluctuation, of political and economic instability and of less well-developed government supervision and regulation of business and industry practices, as well as differences in accounting standards.

Franklin Templeton International Equity Portfolio

Franklin Templeton International Equity Portfolio

Northwestern Mutual Series Fund, Inc.

Schedule of Investments

June 30, 2006 (unaudited)

Foreign Common Stock (93.7%)	Country	Shares/ $ Par	Value $ (000’s)

Consumer Discretionary (11.2%)
Accor SA	France	173,000	10,531
Agfa-Gevaert NV	Belgium	291,272	7,056
Bayerische Motoren Werke AG	Germany	251,100	12,545
British Sky Broadcasting Group PLC	United Kingdom	1,225,270	12,994
Compass Group PLC	United Kingdom	2,915,350	14,139
Fuji Photo Film Co., Ltd.	Japan	159,300	5,345
GKN PLC	United Kingdom	2,091,540	10,559
Koninklijke (Royal) Philips Electronics NV	Netherlands	449,135	14,034
Michelin — Class B	France	156,780	9,425
Pearson PLC	United Kingdom	697,770	9,503
Reed Elsevier NV	Netherlands	645,340	9,707
Sony Corp.	Japan	200,900	8,865
*Thomson	France	675,500	11,171
Valeo SA	France	135,280	4,817
Wolters Kluwer NV	Netherlands	166,630	3,936

Total			144,627

Consumer Staples (2.8%)
Boots Group PLC	United Kingdom	404,772	5,760
Cadbury Schweppes PLC	United Kingdom	1,086,340	10,476
Nestle SA	Switzerland	38,980	12,243
Unilever PLC	United Kingdom	348,295	7,832

Total			36,311

Energy (5.4%)
BP PLC	United Kingdom	1,037,940	12,102
ENI SPA	Italy	414,535	12,211
Repsol YPF SA	Spain	493,680	14,138
Royal Dutch Shell PLC — Class B	United Kingdom	410,435	14,351
SBM Offshore NV	Netherlands	451,200	12,027
Total SA	France	84,728	5,576

Total			70,405

Financials (19.2%)
ACE, Ltd.	Bermuda	234,580	11,867
Australia & New Zealand Banking Group, Ltd.	Australia	89,588	1,770
AXA SA	France	512,174	16,810
AXA SA — Rights	France	4	0
Banco Santander Central Hispano SA	Spain	906,009	13,234

Foreign Common Stock (93.7%)	Country	Shares/ $ Par	Value $ (000’s)

Financials continued
Cheung Kong Holdings, Ltd.	Hong Kong	1,035,000	11,221
DBS Group Holdings, Ltd.	Singapore	1,192,000	13,631
HSBC Holdings PLC	United Kingdom	530,937	9,298
ING Groep NV	Netherlands	436,000	17,137
Kookmin Bank	South Korea	226,500	18,621
Lloyds TSB Group PLC	United Kingdom	1,165,150	11,452
National Australia Bank, Ltd.	Australia	514,532	13,443
Nomura Holdings, Inc.	Japan	332,400	6,230
Nordea Bank AB — FDR	Sweden	1,651,590	19,647
RAS Holding SPA	Italy	447,283	11,122
Royal Bank of Scotland Group PLC	United Kingdom	303,290	9,972
Sompo Japan Insurance, Inc.	Japan	1,103,000	15,421
Standard Chartered PLC	United Kingdom	370,360	9,040
Swire Pacific, Ltd. — Class A	Hong Kong	1,276,500	13,174
Swiss Re	Switzerland	180,212	12,596
UniCredito Italiano SPA	Italy	860,800	6,738
XL Capital, Ltd. — Class A	Bermuda	94,850	5,814

Total			248,238

Health Care (5.0%)
*CK Life Sciences International, Inc.	Hong Kong	44,991	4
GlaxoSmithKline PLC	United Kingdom	365,910	10,224
Olympus Corp.	Japan	236,500	6,324
Ono Pharmaceutical Co., Ltd.	Japan	94,800	4,614
Sanofi-Aventis	France	164,625	16,065
Shire PLC	United Kingdom	984,210	14,360
Symbion Health, Ltd.	Australia	10	0
Takeda Pharmaceutical Co., Ltd.	Japan	208,500	12,972

Total			64,563

Industrials (15.0%)
Atlas Copco AB — A Shares	Sweden	665,280	18,488
BAE Systems PLC	United Kingdom	3,411,020	23,322
*British Airways PLC	United Kingdom	1,228,800	7,788

Franklin Templeton International Equity Portfolio

Franklin Templeton International Equity Portfolio

Foreign Common Stock (93.7%)	Country	Shares/ $ Par	Value $ (000’s)

Industrials continued
Deutsche Post AG	Germany	602,100	16,142
East Japan Railway Co.	Japan	876	6,506
Empresa Brasileira de Aeronautica SA, ADR	Brazil	148,150	5,403
Hutchison Whampoa, Ltd.	Hong Kong	1,081,000	9,855
KCI Konecranes OYJ	Finland	945,000	17,019
Rentokil Initial PLC	United Kingdom	2,672,940	7,711
*Rolls-Royce Group PLC	United Kingdom	1,916,990	14,676
Securitas AB — Class B	Sweden	652,300	12,508
Siemens AG, ADR	Germany	151,680	13,169
Smiths Group PLC	United Kingdom	480,490	7,917
*Vestas Wind Systems A/S	Denmark	835,280	22,845
Volvo AB — Class B	Sweden	199,840	9,830

Total			193,179

Information Technology (8.1%)
*Celestica, Inc.	Canada	415,600	3,935
*Check Point Software Technologies, Ltd.	Israel	387,430	6,811
Compal Electronics, Inc.	Taiwan	5,804,925	5,540
Hitachi, Ltd.	Japan	1,198,000	7,914
*Infineon Technologies AG	Germany	1,122,690	12,507
Lite-On Technology Corp.	Taiwan	4,872,000	7,215
Mabuchi Motor Co., Ltd.	Japan	84,600	5,056
Nintendo Co., Ltd.	Japan	64,600	10,838
Samsung Electronics Co., Ltd.	South Korea	46,140	29,326
Toshiba Corp.	Japan	2,350,000	15,340

Total			104,482

Materials (9.5%)
Akzo Nobel NV	Netherlands	234,050	12,621
Alcan, Inc.	Canada	255,260	11,957
Alumina, Ltd.	Australia	1,908,930	9,575
*Arkema	France	2,118	83
BASF AG	Germany	206,800	16,606
Bayer AG	Germany	263,150	12,097
BHP Billiton, Ltd.	Australia	565,160	12,179
Cia Vale Do Rio Doce, ADR	Brazil	440,500	9,065
Domtar, Inc.	Canada	1,006,610	6,213
Norske Skogindustrier ASA	Norway	978,371	14,342

Foreign Common Stock (93.7%)	Country	Shares/ $ Par	Value $ (000's)

Materials continued
Stora Enso OYJ — Class R	Finland	658,140	9,192
UPM-Kymmene OYJ	Finland	394,760	8,508

Total			122,438

Telecommunication Services (11.1%)
BCE, Inc.	Canada	430,910	10,183
China Telecom Corp., Ltd.	China	17,338,000	5,637
Chunghwa Telecom Co., Ltd., ADR	Taiwan	295,520	5,458
France Telecom SA	France	756,770	16,272
KT Corp., ADR	South Korea	385,100	8,260
Nippon Telegraph & Telephone Corp.	Japan	1,930	9,461
Portugal Telecom SGPS SA	Portugal	632,670	7,639
SK Telecom Co., Ltd., ADR	South Korea	322,890	7,562
Tele Norte Leste Participacoes SA, ADR	Brazil	1,006,600	12,834
Telefonica SA, ADR	Spain	395,838	19,690
Telefonos de Mexico SA se CV, ADR	Mexico	514,688	10,721
Telenor ASA	Norway	1,208,610	14,610
Vodafone Group PLC	United Kingdom	7,007,890	14,935

Total			143,262

Utilities (6.4%)
E.ON AG	Germany	146,700	16,892
Electricite de France	France	136,170	7,176
Endesa SA	Spain	211,210	7,345
Hong Kong Electric Holdings, Ltd.	Hong Kong	1,549,500	7,003
Iberdrola SA	Spain	387,080	13,333
Korea Electric Power Corp.	South Korea	224,850	8,330
National Grid PLC	United Kingdom	666,512	7,210
Suez SA	France	383,320	15,934

Total			83,223

Total Foreign Common Stock (Cost: $837,591)			1,210,728

Franklin Templeton International Equity Portfolio

Franklin Templeton International Equity Portfolio

Money Market Investment (5.8%)	Country	Shares/ $ Par	Value $ (000’s)

Autos (0.8%)
New Center Asset Trust, 5.23%, 7/17/06	United States	10,000,000	9,977

Total			9,977

Finance Lessors (2.3%)
Ranger Funding Co. LLC, 5.28%, 8/2/06	United States	10,000,000	9,953
Thunder Bay Funding, Inc., 5.30%, 7/7/06	United States	10,000,000	9,991
Windmill Funding Corp., 5.25%, 7/27/06	United States	10,000,000	9,962

Total			29,906

National Commercial Banks (0.4%)
Rabobank USA, 5.25%, 7/3/06	United States	4,700,000	4,699

Total			4,699

Security Brokers and Dealers (0.8%)
Morgan Stanley Dean Witter, 5.27%, 7/7/06	United States	10,000,000	9,991

Total			9,991

Short Term Business Credit (1.5%)
Old Line Funding Corp., 5.05%, 7/6/06	United States	10,000,000	9,993

Money Market Investment (5.8%)	Country	Shares/ $ Par	Value $ (000’s)

Short Term Business Credit continued
Sheffield Receivables, 5.20%, 7/17/06	United States	10,000,000	9,977

Total			19,970

Total Money Market Investment (Cost: $74,543)			74,543

Total Investments (99.5%) (Cost $912,134)(a)			1,285,271

Other Assets, Less Liabilities (0.5%)			6,596

Net Assets (100.0%)			1,291,867

*	Non-Income Producing

ADR after the name of a security represents — American Depository Receipt.

(a)	At June 30, 2006 the aggregate cost of securities for federal tax purposes (in thousands) was $912,134 and the net unrealized appreciation of investments based on that cost was $373,137 which is comprised of $398,618 aggregate gross unrealized appreciation and $25,481 aggregate gross unrealized depreciation.

Investment Percentage by Country is based on Net Assets:

United Kingdom	19.1%
France	8.9%
Japan	8.9%
Germany	7.8%
United States	5.8%
South Korea	5.6%
Netherlands	5.4%
Spain	5.3%
Other	33.2%

Total	100.00%

The Accompanying Notes are an Integral Part of the Financial Statements.

Franklin Templeton International Equity Portfolio

AllianceBernstein Mid Cap Value Portfolio

Sector Allocation is based on Net Assets.

Sector Allocation is subject to change.

Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2006 to June 30, 2006).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs or separate account charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs or separate account charges were included, your costs would have been higher.

	Beginning Account Value January 1, 2006	Ending Account Value June 30, 2006	Expenses Paid During Period January 1, 2006 to June 30, 2006*
Actual	$1,000.00	$1,070.40	$4.47
Hypothetical (5% return before expenses)	$1,000.00	$1,020.48	$4.36

*	Expenses are equal to the Fund’s annualized expense ratio of 0.87%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

AllianceBernstein Mid Cap Value Portfolio

AllianceBernstein Mid Cap Value Portfolio

Northwestern Mutual Series Fund, Inc.

Schedule of Investments

June 30, 2006 (unaudited)

Common Stocks (95.6%)	Shares/ $ Par	Value $ (000’s)

Consumer Discretionary (12.6%)
*AutoNation, Inc.	33,703	723
*Big Lots, Inc.	65,500	1,119
Furniture Brands International, Inc.	52,000	1,084
*Jack in the Box, Inc.	26,000	1,019
Liz Claiborne, Inc.	27,400	1,015
*Office Depot, Inc.	46,500	1,767
*Papa John’s International, Inc.	46,300	1,537
*Payless ShoeSource, Inc.	50,100	1,361
The Reader’s Digest Association, Inc.	97,700	1,364
Saks, Inc.	27,700	448
*Vail Resorts, Inc.	51,200	1,899
VF Corp.	13,900	944

Total		14,280

Consumer Staples (5.1%)
Corn Products International, Inc.	18,200	557
Longs Drug Stores Corp.	23,600	1,077
Molson Coors Brewing Co.	16,100	1,093
*Performance Food Group Co.	55,900	1,697
Universal Corp.	36,400	1,355

Total		5,779

Energy (4.2%)
*Hanover Compressor Co.	76,800	1,442
*Plains Exploration & Production Co.	35,100	1,423
Rowan Companies, Inc.	38,400	1,367
Todco — Class A	12,200	498

Total		4,730

Financials (23.9%)
A.G. Edwards, Inc.	27,400	1,516
*Arch Capital Group, Ltd.	28,800	1,712
Aspen Insurance Holdings, Ltd.	59,100	1,376
Astoria Financial Corp.	54,250	1,652
Central Pacific Financial Corp.	38,400	1,486
Digital Realty Trust, Inc.	39,000	963
FelCor Lodging Trust, Inc.	85,200	1,852
MAF Bancorp, Inc.	18,600	797
Old Republic International Corp.	80,000	1,710
Platinum Underwriters Holdings, Ltd.	55,000	1,539
Provident Financial Services, Inc.	70,500	1,265
Radian Group, Inc.	31,700	1,959
RenaissanceRe Holdings, Ltd.	10,100	489
Sovereign Bancorp, Inc.	40,530	823
StanCorp Financial Group, Inc.	38,000	1,935
Strategic Hotels & Resorts, Inc.	26,500	550
Trustmark Corp.	43,900	1,360
UnionBanCal Corp.	17,000	1,098
Washington Federal, Inc.	11,200	260
Webster Financial Corp.	27,900	1,324
Whitney Holding Corp.	39,850	1,409

Total		27,075

Common Stocks (95.6%)	Shares/ $ Par	Value $ (000’s)

Health Care (3.8%)
*Endo Pharmaceuticals Holdings, Inc.	18,561	612
Owens & Minor, Inc.	22,400	641
PerkinElmer, Inc.	80,600	1,684
Universal Health Services, Inc. — Class B	26,000	1,307

Total		4,244

Industrials (21.6%)
Acuity Brands, Inc.	35,600	1,385
*Alaska Air Group, Inc.	34,600	1,364
ArvinMeritor, Inc.	83,000	1,427
Con-way, Inc.	31,700	1,836
*Continental Airlines, Inc. — Class B	46,500	1,386
Cooper Industries, Ltd. — Class A	12,000	1,115
GATX Corp.	42,100	1,789
*The Genlyte Group, Inc.	9,100	659
Goodrich Corp.	24,900	1,003
Harsco Corp.	9,700	756
Laidlaw International, Inc.	66,700	1,681
*Moog, Inc. — Class A	12,500	428
Mueller Industries, Inc.	34,600	1,143
*Quanta Services, Inc.	83,500	1,447
Ryder System, Inc.	15,900	929
SPX Corp.	32,700	1,830
*Terex Corp.	20,600	2,033
*TRW Automotive Holdings Corp.	54,100	1,476
*United Stationers, Inc.	14,500	715

Total		24,402

Information Technology (12.0%)
*ADC Telecommunications, Inc.	24,571	414
*Andrew Corp.	105,000	930
*Arrow Electronics, Inc.	30,400	979
AVX Corp.	30,700	485
*Celestica, Inc.	140,400	1,339
*Checkpoint Systems, Inc.	36,900	820
*CommScope, Inc.	51,300	1,611
*CSG Systems International, Inc.	59,200	1,465
IKON Office Solutions, Inc.	112,100	1,412
*Intergraph Corp.	13,400	422
*Sanmina-SCI Corp.	124,900	575
*Tech Data Corp.	18,000	690
*Vishay Intertechnology, Inc.	92,100	1,449
*Zoran Corp.	41,900	1,020

Total		13,611

Materials (7.1%)
Albemarle Corp.	10,200	488
*Chaparral Steel Co.	8,300	598
Commercial Metals Co.	22,800	586
*Owens-Illinois, Inc.	69,100	1,158
Quanex Corp.	27,700	1,193

AllianceBernstein Mid Cap Value Portfolio

AllianceBernstein Mid Cap Value Portfolio

Common Stocks (95.6%)	Shares/ $ Par	Value $ (000’s)

Materials continued
Reliance Steel & Aluminum Co.	11,100	921
Silgan Holdings, Inc.	35,600	1,318
Steel Dynamics, Inc.	20,500	1,347
Texas Industries, Inc.	8,300	441

Total		8,050

Utilities (5.3%)
*Allegheny Energy, Inc.	57,500	2,132
Northeast Utilities	49,800	1,029
Puget Energy, Inc.	68,700	1,476
Wisconsin Energy Corp.	34,000	1,370

Total		6,007

Total Common Stocks (Cost: $93,932)		108,178

Money Market Investments (4.1%)

Federal Government & Agencies (4.1%)
Federal Home Loan Bank Discount Corp., 5.19%, 7/26/06	1,700,000	1,694
Federal Home Loan Bank Discount Note, 4.871%, 7/3/06	1,300,000	1,300
Federal Home Loan Discount Note, 5.16%, 7/18/06	1,700,000	1,695

Total Money Market Investments (Cost: $4,689)		4,689

Total Investments (99.7%) (Cost $98,621)(a)		112,867

Other Assets, Less Liabilities (0.3%)		301

Net Assets (100.0%)		113,168

*	Non-Income Producing

ADR after the name of a security represents — American Depository Receipt.

(a)	At June 30, 2006 the aggregate cost of securities for federal tax purposes (in thousands) was $98,621 and the net unrealized appreciation of investments based on that cost was $14,246 which is comprised of $16,062 aggregate gross unrealized appreciation and $1,816 aggregate gross unrealized depreciation.

The Accompanying Notes are an Integral Part of the Financial Statements.

AllianceBernstein Mid Cap Value Portfolio

Index 400 Stock Portfolio

Sector Allocation is based on equities.

Sector Allocation is subject to change.

Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2006 to June 30, 2006).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs or separate account charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs or separate account charges were included, your costs would have been higher.

	Beginning Account Value January 1, 2006	Ending Account Value June 30, 2006	Expenses Paid During Period January 1, 2006 to June 30, 2006*
Actual	$1,000.00	$1,041.50	$1.32
Hypothetical (5% return before expenses)	$1,000.00	$1,023.51	$1.30

*	Expenses are equal to the Fund’s annualized expense ratio of 0.26%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Index 400 Stock Portfolio

Index 400 Stock Portfolio

Northwestern Mutual Series Fund, Inc.

Schedule of Investments

June 30, 2006 (unaudited)

Common Stocks (91.1%)	Shares/ $ Par	Value $ (000’s)

Consumer Discretionary (13.0%)
*99 Cents Only Stores	20,733	217
Abercrombie & Fitch Co. — Class A	38,000	2,106
Advance Auto Parts, Inc.	46,600	1,347
*Aeropostale, Inc.	23,500	679
American Eagle Outfitters, Inc.	56,900	1,937
American Greetings Corp. — Class A	24,800	521
*AnnTaylor Stores Corp.	31,650	1,373
Applebee’s International, Inc.	32,100	617
ArvinMeritor, Inc.	30,450	523
Bandag, Inc.	5,000	183
Barnes & Noble, Inc.	22,800	832
Beazer Homes USA, Inc.	17,400	798
Belo Corp. — Class A	38,900	607
Blyth, Inc.	11,400	210
Bob Evans Farms, Inc.	15,500	465
Borders Group, Inc.	27,700	511
BorgWarner, Inc.	24,700	1,608
Boyd Gaming Corp.	18,900	763
Brinker International, Inc.	36,650	1,330
Callaway Golf Co.	28,100	365
*Career Education Corp.	42,200	1,261
*CarMax, Inc.	45,300	1,606
Catalina Marketing Corp.	16,300	464
CBRL Group, Inc.	13,300	451
*The Cheesecake Factory, Inc.	34,150	920
*Chico’s FAS, Inc.	78,600	2,121
Claire’s Stores, Inc.	42,300	1,079
*Corinthian Colleges, Inc.	37,200	534
*DeVry, Inc.	25,300	556
*Dollar Tree Stores, Inc.	45,100	1,195
*Emmis Communications Corp. — Class A	16,060	251
Entercom Communications Corp.	14,400	377
Foot Locker, Inc.	67,000	1,641
Furniture Brands International, Inc.	21,100	440
*GameStop Corp. — Class A	25,600	1,075
Gentex Corp.	66,400	930
GTECH Holdings Corp.	55,000	1,913
Harte-Hanks, Inc.	24,050	617
*Hovnanian Enterprises, Inc. — Class A	15,500	466
International Speedway Corp. — Class A	15,200	705
*ITT Educational Services, Inc.	15,500	1,020
*Laureate Education, Inc.	22,119	943
Lear Corp.	29,100	646
Lee Enterprises, Inc.	19,700	531
M.D.C. Holdings, Inc.	14,200	737
Media General, Inc. — Class A	10,400	436
Michaels Stores, Inc.	57,000	2,350
Modine Manufacturing Co.	14,500	339
*Mohawk Industries, Inc.	23,100	1,625
*O’Reilly Automotive, Inc.	48,900	1,525
OSI Restaurant Partners, Inc.	28,500	986
*Pacific Sunwear of California, Inc.	31,100	558
*Payless ShoeSource, Inc.	29,042	789

Common Stocks (91.1%)	Shares/ $ Par	Value $ (000’s)

Consumer Discretionary continued
PETsMART, Inc.	60,500	1,549
Pier 1 Imports, Inc.	37,600	262
Polo Ralph Lauren Corp.	26,300	1,444
The Reader’s Digest Association, Inc.	41,600	581
Regis Corp.	19,700	702
*Rent-A-Center, Inc.	30,000	746
Ross Stores, Inc.	61,700	1,731
Ruby Tuesday, Inc.	25,500	622
The Ryland Group, Inc.	19,700	858
Saks, Inc.	59,100	956
*Scholastic Corp.	15,500	403
*Scientific Games Corp.	28,300	1,008
*Sotheby’s	20,400	536
Thor Industries, Inc.	14,900	722
*The Timberland Co. — Class A	22,900	598
*Toll Brothers, Inc.	50,500	1,291
Tupperware Brands Corp.	23,300	459
*Urban Outfitters, Inc.	47,800	836
*Valassis Communications, Inc.	20,600	486
The Washington Post Co. — Class B	2,500	1,950
Westwood One, Inc.	27,600	207
Williams-Sonoma, Inc.	49,700	1,692

Total		67,718

Consumer Staples (1.7%)
*BJ’s Wholesale Club, Inc.	28,800	816
Church & Dwight Co., Inc.	27,950	1,018
*Energizer Holdings, Inc.	26,700	1,565
Hormel Foods Corp.	31,500	1,170
The J.M. Smucker Co.	25,096	1,122
Lancaster Colony Corp.	10,600	418
PepsiAmericas, Inc.	25,900	573
Ruddick Corp.	14,900	365
*Smithfield Foods, Inc.	42,700	1,231
Tootsie Roll Industries, Inc.	11,034	321
Universal Corp.	11,100	413

Total		9,012

Energy (9.6%)
Arch Coal, Inc.	61,700	2,614
*Cameron International Corp.	49,900	2,384
*Denbury Resources, Inc.	51,400	1,628
ENSCO International, Inc.	66,400	3,056
*FMC Technologies, Inc.	29,469	1,988
*Forest Oil Corp.	23,900	793
*Grant Prideco, Inc.	56,500	2,528
*Hanover Compressor Co.	39,700	746
Helmerich & Payne, Inc.	22,600	1,362
*Newfield Exploration Co.	55,500	2,716
Noble Energy, Inc.	76,500	3,585
Overseas Shipholding Group, Inc.	12,800	757
Patterson-UTI Energy, Inc.	74,000	2,095
Peabody Energy Corp.	114,300	6,371

Index 400 Stock Portfolio

Index 400 Stock Portfolio

Common Stocks (91.1%)	Shares/ $ Par	Value $ (000’s)

Energy continued
Pioneer Natural Resources Co.	55,800	2,590
*Plains Exploration & Production Co.	34,000	1,378
Pogo Producing Co.	25,000	1,153
*Pride International, Inc.	69,900	2,183
*Quicksilver Resources, Inc.	29,200	1,075
Smith International, Inc.	86,500	3,846
*Southwestern Energy Co.	72,400	2,256
Tidewater, Inc.	26,000	1,279
Western Gas Resources, Inc.	25,300	1,514

Total		49,897

Financials (16.1%)
A.G. Edwards, Inc.	32,600	1,803
AMB Property Corp.	38,000	1,921
American Financial Group, Inc.	20,300	871
*AmeriCredit Corp.	56,300	1,572
AmerUs Group Co.	16,800	984
Arthur J. Gallagher & Co.	41,700	1,057
Associated Banc-Corp.	57,063	1,799
Astoria Financial Corp.	36,600	1,114
Bank of Hawaii Corp.	22,000	1,091
Brown & Brown, Inc.	48,200	1,408
Cathay General Bancorp	22,200	808
City National Corp.	17,900	1,165
The Colonial BancGroup, Inc.	66,700	1,713
Cullen/Frost Bankers, Inc.	20,700	1,186
Developers Diversified Realty Corp.	47,300	2,468
Eaton Vance Corp.	55,200	1,378
Everest Re Group, Ltd.	28,000	2,424
Fidelity National Financial, Inc.	75,415	2,937
First American Corp.	41,700	1,763
First Niagara Financial Group, Inc.	48,000	673
FirstMerit Corp.	34,400	720
Greater Bay Bancorp	21,700	624
Hanover Insurance Group, Inc.	21,900	1,039
HCC Insurance Holdings, Inc.	47,950	1,412
Highwoods Properties, Inc.	23,400	847
Horace Mann Educators Corp.	18,600	315
Hospitality Properties Trust	31,100	1,366
IndyMac Bancorp, Inc.	28,300	1,298
Investors Financial Services Corp.	28,400	1,275
Jefferies Group, Inc.	43,500	1,289
Leucadia National Corp.	70,900	2,070
Liberty Property Trust	38,500	1,702
Longview Fibre Co.	22,000	420
The Macerich Co.	31,000	2,176
Mack-Cali Realty Corp.	26,900	1,235
Mercantile Bankshares Corp.	53,150	1,896
Mercury General Corp.	15,300	862
New Plan Excel Realty Trust	45,200	1,116
New York Community Bancorp, Inc.	113,321	1,871
Ohio Casualty Corp.	27,400	815
Old Republic International Corp.	99,175	2,119
The PMI Group, Inc.	38,600	1,721
Potlatch Corp.	16,647	628
Protective Life Corp.	30,200	1,408
Radian Group, Inc.	35,600	2,199

Common Stocks (91.1%)	Shares/ $ Par	Value $ (000’s)

Financials continued
Raymond James Financial, Inc.	38,425	1,163
Rayonier, Inc.	33,066	1,254
Regency Centers Corp.	29,600	1,840
SEI Investments Co.	27,200	1,330
StanCorp Financial Group, Inc.	23,600	1,201
*SVB Financial Group	15,300	696
TCF Financial Corp.	48,400	1,280
Texas Regional Bancshares, Inc. — Class A	19,590	743
United Dominion Realty Trust, Inc.	58,000	1,625
Unitrin, Inc.	19,500	850
W.R. Berkley Corp.	73,050	2,493
Waddell & Reed Financial, Inc. — Class A	36,600	752
Washington Federal, Inc.	37,665	873
Webster Financial Corp.	22,800	1,082
Weingarten Realty Investors	34,800	1,332
Westamerica Bancorporation	13,600	666
Wilmington Trust Corp.	29,400	1,240

Total		82,978

Health Care (9.4%)
*Advanced Medical Optics, Inc.	29,612	1,501
*Affymetrix, Inc.	29,100	745
*Apria Healthcare Group, Inc.	18,300	346
Beckman Coulter, Inc.	27,200	1,511
*Cephalon, Inc.	26,200	1,575
*Charles River Laboratories International, Inc.	31,100	1,144
*Community Health Systems, Inc.	42,400	1,558
*Covance, Inc.	27,400	1,677
*Cytyc Corp.	49,400	1,253
DENTSPLY International, Inc.	34,050	2,063
*Edwards Lifesciences Corp.	25,400	1,154
*Gen-Probe, Inc.	22,300	1,204
*Health Net, Inc.	49,800	2,249
*Henry Schein, Inc.	38,100	1,780
Hillenbrand Industries, Inc.	26,500	1,285
*Intuitive Surgical, Inc.	15,800	1,864
*Invitrogen Corp.	23,000	1,520
*LifePoint Hospitals, Inc.	24,800	797
*Lincare Holdings, Inc.	41,300	1,563
*Martek Biosciences Corp.	13,900	402
Medicis Pharmaceutical Corp.	23,500	564
*Millennium Pharmaceuticals, Inc.	135,900	1,355
Omnicare, Inc.	52,300	2,481
*Par Pharmaceutical Cos, Inc.	15,100	279
*PDL BioPharma, Inc.	49,400	909
Perrigo Co.	36,100	581
Pharmaceutical Product Development, Inc.	43,800	1,538
*Sepracor, Inc.	46,900	2,681
STERIS Corp.	28,400	649
*Techne Corp.	17,000	866
*Triad Hospitals, Inc.	37,739	1,494
Universal Health Services, Inc. — Class B	23,400	1,176
Valeant Pharmaceuticals International	40,100	678

Index 400 Stock Portfolio

Index 400 Stock Portfolio

Common Stocks (91.1%)	Shares/ $ Par	Value $ (000’s)

Health Care continued
*Varian, Inc.	13,300	552
*Varian Medical Systems, Inc.	56,700	2,686
*VCA Antech, Inc.	35,900	1,146
*Vertex Pharmaceuticals, Inc.	47,600	1,747

Total		48,573

Industrials (14.9%)
Adesa, Inc.	38,800	863
*AGCO Corp.	39,100	1,029
*AirTran Holdings, Inc.	39,200	583
*Alaska Air Group, Inc.	17,000	670
Alexander & Baldwin, Inc.	19,100	846
*Alliant Techsystems, Inc.	15,200	1,161
AMETEK, Inc.	30,600	1,450
Banta Corp.	10,400	482
The Brink’s Co.	20,900	1,179
C.H. Robinson Worldwide, Inc.	75,000	3,998
Carlisle Companies, Inc.	13,300	1,055
*ChoicePoint, Inc.	37,200	1,554
Con-way, Inc.	20,700	1,199
*Copart, Inc.	30,000	737
The Corporate Executive Board Co.	17,300	1,733
Crane Co.	21,800	907
Deluxe Corp.	22,100	386
Donaldson Co., Inc.	29,300	992
DRS Technologies, Inc.	17,200	839
*The Dun & Bradstreet Corp.	28,600	1,993
Expeditors International of Washington, Inc.	92,100	5,159
Fastenal Co.	53,500	2,156
Federal Signal Corp.	20,800	315
*Flowserve Corp.	24,300	1,383
GATX Corp.	22,000	935
Graco, Inc.	29,500	1,356
Granite Construction, Inc.	14,300	647
Harsco Corp.	18,100	1,411
Herman Miller, Inc.	28,600	737
HNI Corp.	22,400	1,016
Hubbell, Inc. — Class B	26,200	1,248
J.B. Hunt Transport Services, Inc.	53,300	1,328
*Jacobs Engineering Group, Inc.	25,300	2,015
*JetBlue Airways Corp.	66,725	810
Joy Global, Inc.	53,350	2,779
Kelly Services, Inc. — Class A	8,400	228
Kennametal, Inc.	17,100	1,064
*Korn/Ferry International	18,300	358
Lincoln Electric Holdings, Inc.	18,300	1,146
Manpower, Inc.	37,800	2,442
Mine Safety Appliances Co.	11,400	458
MSC Industrial Direct Co., Inc. — Class A	23,500	1,118
*Navigant Consulting, Inc.	22,600	512
Nordson Corp.	14,600	718
Oshkosh Truck Corp.	31,800	1,511
Pentair, Inc.	43,900	1,501
Precision Castparts Corp.	57,900	3,460
*Quanta Services, Inc.	51,200	887
Republic Services, Inc.	51,900	2,094

Common Stocks (91.1%)	Shares/ $ Par	Value $ (000’s)

Industrials continued
(b)Rollins, Inc.	12,725	250
Roper Industries, Inc.	37,500	1,753
*Sequa Corp. — Class A	2,900	236
SPX Corp.	25,800	1,444
*Stericycle, Inc.	19,100	1,243
*Swift Transportation Co., Inc.	23,200	737
*Tecumseh Products Co. — Class A	8,000	154
Teleflex, Inc.	17,400	940
*Thomas & Betts Corp.	23,400	1,200
The Timken Co.	36,300	1,216
Trinity Industries, Inc.	30,550	1,234
*United Rentals, Inc.	29,400	940
Werner Enterprises, Inc.	22,050	447
*YRC Worldwide, Inc.	24,800	1,044

Total		77,286

Information Technology (14.3%)
*3Com Corp.	168,900	865
*Activision, Inc.	119,966	1,365
Acxiom Corp.	33,300	833
ADTRAN, Inc.	29,500	662
*Advent Software, Inc.	6,800	245
*Alliance Data Systems Corp.	29,100	1,712
Amphenol Corp. — Class A	38,700	2,166
*Arrow Electronics, Inc.	52,600	1,694
*Atmel Corp.	184,900	1,026
*Avnet, Inc.	63,200	1,265
*Avocent Corp.	21,100	554
*The BISYS Group, Inc.	52,000	712
*Cabot Microelectronics Corp.	10,492	318
*Cadence Design Systems, Inc.	121,900	2,091
CDW Corp.	26,700	1,459
*Ceridian Corp.	63,400	1,549
*CheckFree Corp.	39,400	1,953
*Cognizant Technology Solutions Corp. — Class A	60,600	4,082
*CommScope, Inc.	25,000	786
*Credence Systems Corp.	43,200	151
*Cree, Inc.	33,300	791
*CSG Systems International, Inc.	20,600	510
*Cypress Semiconductor Corp.	60,300	877
Diebold, Inc.	29,100	1,182
*DST Systems, Inc.	26,500	1,577
*Dycom Industries, Inc.	17,400	370
*F5 Networks, Inc.	17,500	936
Fair Isaac Corp.	28,200	1,024
*Fairchild Semiconductor International, Inc.	52,500	954
Fidelity National Information Services, Inc.	40,700	1,441
*Gartner, Inc.	25,100	356
Harris Corp.	58,000	2,408
Imation Corp.	15,100	620
*Ingram Micro, Inc. — Class A	51,200	928
*Integrated Device Technology, Inc.	86,430	1,226
*International Rectifier Corp.	30,900	1,208
Intersil Corp. — Class A	61,200	1,423

Index 400 Stock Portfolio

Index 400 Stock Portfolio

Common Stocks (91.1%)	Shares/ $ Par	Value $ (000’s)

Information Technology continued
Jack Henry & Associates, Inc.	32,800	645
*KEMET Corp.	37,500	346
*Lam Research Corp.	60,700	2,829
*Lattice Semiconductor Corp.	49,300	305
*Macrovision Corp.	22,300	480
*McAfee, Inc.	68,900	1,672
*McDATA Corp. — Class A	68,600	280
*MEMC Electronic Materials, Inc.	71,300	2,674
*Mentor Graphics Corp.	34,700	450
*Micrel, Inc.	27,400	274
Microchip Technology, Inc.	92,512	3,103
MoneyGram International, Inc.	36,600	1,243
*MPS Group, Inc.	44,500	670
National Instruments Corp.	24,050	659
*Newport Corp.	17,500	282
*Palm, Inc.	39,600	638
Plantronics, Inc.	20,500	455
*Plexus Corp.	19,700	674
*Polycom, Inc.	37,700	826
*Powerwave Technologies, Inc.	48,400	441
The Reynolds and Reynolds Co. — Class A	22,600	693
*RF Micro Devices, Inc.	82,100	490
*RSA Security, Inc.	32,600	886
*Semtech Corp.	31,400	454
*Silicon Laboratories, Inc.	19,900	699
*SRA International, Inc. — Class A	16,400	437
*Sybase, Inc.	38,800	753
*Synopsys, Inc.	61,900	1,162
*Tech Data Corp.	24,000	919
*Transaction Systems Architects, Inc.	16,100	671
*TriQuint Semiconductor, Inc.	60,311	269
*UTStarcom, Inc.	45,400	354
*Vishay Intertechnology, Inc.	79,587	1,252
*Western Digital Corp.	95,300	1,888
*Wind River Systems, Inc.	32,600	290
*Zebra Technologies Corp. — Class A	30,500	1,042

Total		74,524

Materials (4.5%)
Airgas, Inc.	29,100	1,084
Albemarle Corp.	16,700	800
Bowater, Inc.	24,100	548
Cabot Corp.	27,400	946
Chemtura Corp.	103,763	969
Commercial Metals Co.	51,900	1,334
Cytec Industries, Inc.	17,500	939
Ferro Corp.	18,300	292
Florida Rock Industries, Inc.	20,400	1,013
FMC Corp.	16,900	1,088
Glatfelter	19,200	305
The Lubrizol Corp.	29,500	1,176
Lyondell Chemical Co.	88,600	2,008
Martin Marietta Materials, Inc.	19,700	1,796
Minerals Technologies, Inc.	8,600	447
Olin Corp.	31,200	559
Packaging Corp. of America	26,000	573

Common Stocks (91.1%)	Shares/ $ Par	Value $ (000’s)

Materials continued
Reliance Steel & Aluminum Co.	13,600	1,128
RPM International, Inc.	51,200	922
The Scotts Miracle-Gro Co. — Class A	19,500	825
Sensient Technologies Corp.	20,000	418
Sonoco Products Co.	42,700	1,351
Steel Dynamics, Inc.	18,700	1,229
The Valspar Corp.	44,000	1,162
Worthington Industries, Inc.	31,000	649

Total		23,561

Telecommunication Services (0.4%)
*Cincinnati Bell, Inc.	106,600	437
Telephone and Data Systems, Inc.	44,400	1,838

Total		2,275

Utilities (7.2%)
AGL Resources, Inc.	33,600	1,281
Alliant Energy Corp.	50,700	1,739
Aqua America, Inc.	55,933	1,275
*Aquila, Inc.	161,400	679
Black Hills Corp.	14,400	494
DPL, Inc.	52,500	1,407
Duquesne Light Holdings, Inc.	33,800	556
Energy East Corp.	63,700	1,524
Equitable Resources, Inc.	52,000	1,742
Great Plains Energy, Inc.	34,300	956
Hawaiian Electric Industries, Inc.	35,000	977
IDACORP, Inc.	18,500	634
MDU Resources Group, Inc.	51,800	1,896
National Fuel Gas Co.	36,200	1,272
Northeast Utilities	66,300	1,370
NSTAR	46,100	1,318
OGE Energy Corp.	39,200	1,373
ONEOK, Inc.	50,700	1,726
Pepco Holdings, Inc.	82,200	1,938
PNM Resources, Inc.	29,750	743
Puget Energy, Inc.	50,100	1,076
Questar Corp.	36,900	2,971
SCANA Corp.	49,800	1,921
*Sierra Pacific Resouces	86,681	1,214
Vectren Corp.	32,900	897
Westar Energy, Inc.	37,600	791
WGL Holdings, Inc.	21,000	608
Wisconsin Energy Corp.	50,500	2,036
WPS Resources Corp.	17,400	863

Total		37,277

Total Common Stocks (Cost: $377,236)		473,101

Money Market Investments (8.8%)

Autos (1.2%)
(b)New Center Asset Trust, 5.27%, 7/31/06	6,000,000	5,974

Total		5,974

Index 400 Stock Portfolio

Index 400 Stock Portfolio

Money Market Investments (8.8%)	Shares/ $ Par	Value $ (000’s)

Federal Government & Agencies (0.4%)
(b)Federal Home Loan, 5.19%, 9/26/06	2,000,000	1,975

Total		1,975

Finance Lessors (2.1%)
(b)Ranger Funding Co. LLC, 5.29%, 8/2/06	6,000,000	5,972
(b)Windmill Funding Corp., 5.28%, 7/31/06	5,000,000	4,978

Total		10,950

Finance Services (1.2%)
(b)Bryant Park Funding LLC, 5.28%, 7/24/06	6,000,000	5,980

Total		5,980

National Commercial Banks (0.5%)
(b)Rabobank USA, 5.25%, 7/3/06	2,800,000	2,799

Total		2,799

Security Brokers and Dealers (2.2%)
(b)Merrill Lynch, 5.26%, 7/7/06	6,000,000	5,995
(b)Morgan Stanley Dean Witter, 5.27%, 7/7/06	6,000,000	5,994

Total		11,989

Short Term Business Credit (1.2%)
(b)Sheffield Receivables, 5.17%, 7/5/06	6,000,000	5,997

Total		5,997

Total Money Market Investments (Cost: $45,664)		45,664

Total Investments (99.9%) (Cost $422,900)(a)		518,765

Other Assets, Less Liabilities (0.1%)		728

Net Assets (100.0%)		519,493

*	Non-Income Producing

(a)	At June 30, 2006 the aggregate cost of securities for federal tax purposes (in thousands) was $422,900 and the net unrealized appreciation of investments based on that cost was $95,865 which is comprised of $124,871 aggregate gross unrealized appreciation and $29,006 aggregate gross unrealized depreciation.

(b)	All or a portion of the securities have been committed as collateral for open futures positions or when-issued securities. Information regarding open futures contracts as of period end is summarized below.

Issuer (000’s)	Number of Contracts	Expiration Date	Unrealized Appreciation/ (Depreciation) (000’s)
Midcap 400 Index Futures (Long)	119	9/06	$2,120
(Total Notional Value at June 30, 2006, $43,790)

The Accompanying Notes are an Integral Part of the Financial Statements.

Index 400 Stock Portfolio

Janus Capital Appreciation Portfolio

Sector Allocation is based on Net Assets.

Sector Allocation is subject to change.

Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2006 to June 30, 2006).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs or separate account charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs or separate account charges were included, your costs would have been higher.

	Beginning Account Value January 1, 2006	Ending Account Value June 30, 2006	Expenses Paid During Period January 1, 2006 to June 30, 2006*
Actual	$1,000.00	$937.90	$3.84
Hypothetical (5% return before expenses)	$1,000.00	$1,020.83	$4.01

*	Expenses are equal to the Fund’s annualized expense ratio of 0.80%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Janus Capital Appreciation Portfolio

Janus Capital Appreciation Portfolio

Northwestern Mutual Series Fund, Inc.

Schedule of Investments

June 30, 2006 (unaudited)

Common Stocks (81.6%)	Shares/ $ Par	Value $ (000’s)

Consumer Discretionary (15.7%)
Advance Auto Parts, Inc.	42,965	1,242
*Coach, Inc.	48,400	1,447
Federated Department Stores, Inc.	138,100	5,054
Harrah’s Entertainment, Inc.	50,060	3,563
J.C. Penney Co., Inc.	52,505	3,545
Lowe’s Companies, Inc.	94,190	5,715
NIKE, Inc. — Class B	5,840	473

Total		21,039

Consumer Staples (6.4%)
The Procter & Gamble Co.	99,315	5,521
Whole Foods Market, Inc.	46,295	2,993

Total		8,514

Energy (12.8%)
BJ Services Co.	84,435	3,146
ConocoPhillips	17,580	1,152
EOG Resources, Inc.	19,830	1,375
Hess Corp.	29,970	1,584
Occidental Petroleum Corp.	15,805	1,621
Suncor Energy, Inc.	75,515	6,117
Valero Energy Corp.	31,450	2,092

Total		17,087

Financials (20.4%)
American Express Co.	103,435	5,505
Ameriprise Financial, Inc.	12,720	568
Commerce Bancorp, Inc.	100,050	3,569
The Goldman Sachs Group, Inc.	26,110	3,928
*KKR Private Equity Investors LP, 144A	216,921	4,751
Moody’s Corp.	47,710	2,598
Wells Fargo & Co.	96,160	6,450

Total		27,369

Health Care (11.9%)
Alcon, Inc.	17,020	1,677
*Genentech, Inc.	50,450	4,127
*Gilead Sciences, Inc.	84,575	5,004
*Invitrogen Corp.	29,820	1,970
Teva Pharmaceutical Industries, Ltd., ADR	55,780	1,762
UnitedHealth Group, Inc.	28,560	1,279

Total		15,819

Information Technology (10.5%)
*Apple Computer, Inc.	132,080	7,544
*Electronic Arts, Inc.	102,780	4,424
*Sun Microsystems, Inc.	482,030	2,000

Total		13,968

Common Stocks (81.6%)	Shares/ $ Par	Value $ (000’s)

Materials (1.1%)
Monsanto Co.	17,100	1,440

Total		1,440

Telecommunication Services (0.5%)
*Level 3 Communications, Inc.	152,420	677

Total		677

Utilities (2.3%)
*The AES Corp.	163,525	3,017

Total		3,017

Total Common Stocks (Cost: $97,585)		108,930

Money Market Investments (16.6%)

Federal Government & Agencies (16.6%)
Federal Home Loan Bank Discount Note, 4.871%, 7/3/06	1,300,000	1,300
Federal Home Loan Discount Note, 5.16%, 7/18/06	19,800,000	19,752
Federal Home Loan Discount Note, 5.17%, 7/25/06	1,100,000	1,096

Total Money Market Investments (Cost: $22,148)		22,148

Total Investments (98.2%) (Cost $119,733)(a)		131,078

Other Assets, Less Liabilities (1.8%)		2,407

Net Assets (100.0%)		133,485

*	Non-Income Producing

ADR after the name of a security represents — American Depository Receipt.

(a)	At June 30, 2006 the aggregate cost of securities for federal tax purposes (in thousands) was $119,733 and the net unrealized appreciation of investments based on that cost was $11,345 which is comprised of $14,796 aggregate gross unrealized appreciation and $3,451 aggregate gross unrealized depreciation.

The Accompanying Notes are an Integral Part of the Financial Statements.

Janus Capital Appreciation Portfolio

Growth Stock Portfolio

Sector Allocation is based on Net Assets.

Sector Allocation is subject to change.

Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2006 to June 30, 2006).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs or separate account charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs or separate account charges were included, your costs would have been higher.

	Beginning Account Value January 1, 2006	Ending Account Value June 30, 2006	Expenses Paid During Period January 1, 2006 to June 30, 2006*
Actual	$1,000.00	$992.30	$2.12
Hypothetical (5% return before expenses)	$1,000.00	$1,022.66	$2.16
*	Expenses are equal to the Fund’s annualized expense ratio of 0.43%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Growth Stock Portfolio

Growth Stock Portfolio

Northwestern Mutual Series Fund, Inc.

Schedule of Investments

June 30, 2006 (unaudited)

Common Stocks (92.9%)	Shares/ $ Par	Value $ (000’s)

Consumer Discretionary (15.7%)
*Comcast Corp. — Class A	96,500	3,159
Federated Department Stores, Inc.	177,400	6,493
Fortune Brands, Inc.	139,200	9,885
Hilton Hotels Corp.	275,600	7,794
J.C. Penney Co., Inc.	147,400	9,952
Johnson Controls, Inc.	86,900	7,145
*Kohl’s Corp.	120,500	7,124
The McGraw-Hill Companies, Inc.	154,300	7,750
News Corp. — Class A	353,600	6,782
NIKE, Inc. — Class B	58,000	4,698
Omnicom Group, Inc.	44,000	3,920
Staples, Inc.	296,850	7,219
Starwood Hotels & Resorts Worldwide, Inc.	127,600	7,699
Station Casinos, Inc.	64,600	4,398
Target Corp.	161,000	7,868
The Walt Disney Co.	190,300	5,709

Total		107,595

Consumer Staples (7.6%)
Altria Group, Inc.	141,100	10,361
CVS Corp.	276,100	8,476
PepsiCo, Inc.	204,100	12,254
The Procter & Gamble Co.	147,600	8,207
Wal-Mart Stores, Inc.	142,100	6,845
Walgreen Co.	142,400	6,385

Total		52,528

Energy (6.9%)
Baker Hughes, Inc.	100,600	8,234
ConocoPhillips	130,416	8,546
EOG Resources, Inc.	76,400	5,298
Exxon Mobil Corp.	171,934	10,548
*Transocean, Inc.	81,700	6,562
Valero Energy Corp.	120,300	8,002

Total		47,190

Financials (13.5%)
American Express Co.	114,400	6,088
American International Group, Inc.	145,600	8,598
Capital One Financial Corp.	85,800	7,332
Citigroup, Inc.	169,600	8,182
Genworth Financial, Inc.	213,100	7,424
The Goldman Sachs Group, Inc.	42,100	6,333
Legg Mason, Inc.	50,600	5,036
Lehman Brothers Holdings, Inc.	74,000	4,821
*NYSE Group, Inc.	32,000	2,191
Prudential Financial, Inc.	112,700	8,756
SLM Corp.	123,200	6,520
The St. Paul Travelers Companies, Inc.	149,300	6,656
Wachovia Corp.	131,600	7,117
Wells Fargo & Co.	109,400	7,339

Total		92,393

Common Stocks (92.9%)	Shares/ $ Par	Value $ (000’s)

Health Care (15.6%)
Abbott Laboratories	158,900	6,930
Aetna, Inc.	144,600	5,774
*Amgen, Inc.	188,800	12,314
Baxter International, Inc.	85,000	3,125
*Boston Scientific Corp.	152,100	2,561
Caremark Rx, Inc.	72,600	3,621
Eli Lilly and Co.	100,900	5,577
*Fisher Scientific International, Inc.	94,800	6,925
*Genentech, Inc.	106,300	8,695
*Gilead Sciences, Inc.	112,600	6,661
Johnson & Johnson	153,500	9,198
Medtronic, Inc.	188,400	8,840
Novartis AG, ADR	126,000	6,794
*St. Jude Medical, Inc.	135,000	4,377
Teva Pharmaceutical Industries, Ltd., ADR	206,800	6,533
UnitedHealth Group, Inc.	78,800	3,529
*Zimmer Holdings, Inc.	102,600	5,819

Total		107,273

Industrials (10.5%)
Caterpillar, Inc.	84,200	6,271
Danaher Corp.	129,600	8,336
Emerson Electric Co.	93,100	7,803
FedEx Corp.	70,200	8,204
General Electric Co.	627,000	20,666
Honeywell International, Inc.	166,700	6,718
ITT, Inc.	65,400	3,237
Roper Industries, Inc.	70,100	3,277
United Technologies Corp.	117,500	7,452

Total		71,964

Information Technology (19.4%)
Accenture, Ltd. — Class A	280,200	7,935
*Affiliated Computer Services, Inc. — Class A	113,400	5,853
*Amdocs, Ltd.	228,600	8,367
Analog Devices, Inc.	165,200	5,310
*Apple Computer, Inc.	65,200	3,724
*Broadcom Corp. — Class A	154,750	4,650
*Cisco Systems, Inc.	439,300	8,580
*eBay, Inc.	82,200	2,408
*Electronic Arts, Inc.	118,600	5,105
*EMC Corp.	251,600	2,760
First Data Corp.	151,300	6,815
*Google, Inc. — Class A	25,842	10,835
Hewlett-Packard Co.	158,200	5,012
Intel Corp.	248,300	4,705
International Business Machines Corp.	97,800	7,513
Maxim Integrated Products, Inc.	136,800	4,393
Microsoft Corp.	425,000	9,902
*Oracle Corp.	485,000	7,028
Paychex, Inc.	79,400	3,095

Growth Stock Portfolio

Growth Stock Portfolio

Common Stocks (92.9%)	Shares/ $ Par	Value $ (000’s)

Information Technology continued
QUALCOMM, Inc.	174,300	6,984
Telefonaktiebolaget LM Ericsson, ADR	172,800	5,709
*Yahoo!, Inc.	219,710	7,250

Total		133,933

Materials (1.9%)
Monsanto Co.	47,000	3,957
Praxair, Inc.	171,600	9,266

Total		13,223

Telecommunication Services (1.3%)
*NII Holdings, Inc.	33,900	1,911
Sprint Nextel Corp.	347,600	6,949

Total		8,860

Utilities (0.5%)
Questar Corp.	44,500	3,582

Total		3,582

Total Common Stocks (Cost: $556,653)		638,541

Money Market Investments (7.3%)

Federal Government & Agencies (0.2%)
(b)Federal Home Loan Mortgage Corp., 5.145%, 9/26/06	1,500,000	1,482

Total		1,482

Finance Lessors (1.5%)
Windmill Funding Corp., 5.20%, 7/7/06	10,000,000	9,991

Total		9,991

Miscellaneous Business Credit Institutions (1.5%)
Paccar Financial Corp., 5.20%, 7/3/06	10,000,000	9,997

Total		9,997

Personal Credit Institutions (2.6%)
(b)BMW U.S. Capital Corp., 5.27%, 7/3/06	18,500,000	18,495

Total		18,495

Money Market Investments (7.3%)	Shares/ $ Par	Value $ (000’s)

Short Term Business Credit (1.5%)
(b)Old Line Funding Corp., 5.14%, 7/12/06	10,000,000	9,984

Total		9,984

Total Money Market Investments (Cost: $49,949)		49,949

Total Investments (100.2%) (Cost $606,602)(a)		688,490

Other Assets, Less Liabilities (-0.2%)		(1,667)

Net Assets (100.0%)		686,823

*	Non-Income Producing

ADR after the name of a security represents — American Depository Receipt.

(a)	At June 30, 2006 the aggregate cost of securities for federal tax purposes (in thousands) was $606,602 and the net unrealized appreciation of investments based on that cost was $81,888 which is comprised of $104,628 aggregate gross unrealized appreciation and $22,740 aggregate gross unrealized depreciation.

(b)	All or a portion of the securities have been committed as collateral for open futures positions or when-issued securities. Information regarding open futures contracts as of period end is summarized below.

Issuer (000’s)	Number of Contracts	Expiration Date	Unrealized Appreciation/ (Depreciation) (000’s)
S&P 500 Index Futures (Long)	87	9/06	$685
(Total Notional Value at June 30, 2006, $27,142)

The Accompanying Notes are an Integral Part of the Financial Statements.

Growth Stock Portfolio

Large Cap Core Stock Portfolio

Sector Allocation is based on Net Assets.

Sector Allocation is subject to change.

Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2006 to June 30, 2006).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs or separate account charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs or separate account charges were included, your costs would have been higher.

	Beginning Account Value January 1, 2006	Ending Account Value June 30, 2006	Expenses Paid During Period January 1, 2006 to June 30, 2006*
Actual	$1,000.00	$1,013.20	$2.20
Hypothetical (5% return before expenses)	$1,000.00	$1,022.61	$2.21

*	Expenses are equal to the Fund’s annualized expense ratio of 0.44%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Large Cap Core Stock Portfolio

Large Cap Core Stock Portfolio

Northwestern Mutual Series Fund, Inc.

Schedule of Investments

June 30, 2006 (unaudited)

Common Stocks (97.3%)	Shares/ $ Par	Value $ (000’s)

Consumer Discretionary (13.4%)
*Comcast Corp. — Class A	72,300	2,367
Federated Department Stores, Inc.	133,600	4,890
Fortune Brands, Inc.	60,000	4,261
Hilton Hotels Corp.	136,100	3,849
J.C. Penney Co., Inc.	88,800	5,995
Johnson Controls, Inc.	62,200	5,114
*Kohl’s Corp.	47,700	2,820
*MGM Mirage	84,700	3,456
News Corp. — Class A	317,200	6,084
NIKE, Inc. — Class B	30,400	2,462
Omnicom Group, Inc.	58,300	5,194
Staples, Inc.	199,800	4,859
Starwood Hotels & Resorts Worldwide, Inc.	88,700	5,352
Target Corp.	112,900	5,517
The Walt Disney Co.	137,600	4,128

Total		66,348

Consumer Staples (6.9%)
Altria Group, Inc.	140,600	10,323
CVS Corp.	196,900	6,045
PepsiCo, Inc.	139,500	8,376
The Procter & Gamble Co.	88,862	4,941
Walgreen Co.	100,000	4,484

Total		34,169

Energy (10.1%)
Baker Hughes, Inc.	72,500	5,934
ConocoPhillips	110,388	7,234
EOG Resources, Inc.	39,400	2,732
Exxon Mobil Corp.	262,000	16,073
Kinder Morgan, Inc.	40,800	4,076
Schlumberger, Ltd.	55,200	3,594
*Transocean, Inc.	45,700	3,671
Valero Energy Corp.	102,600	6,825

Total		50,139

Financials (18.7%)
American Express Co.	60,200	3,204
American International Group, Inc.	105,200	6,212
Bank of America Corp.	175,400	8,437
Capital One Financial Corp.	61,100	5,221
The Chubb Corp.	78,400	3,912
Citigroup, Inc.	116,000	5,596
Genworth Financial, Inc.	151,800	5,289
The Goldman Sachs Group, Inc.	31,700	4,769
Host Hotels & Resorts, Inc.	177,102	3,873
JPMorgan Chase & Co.	153,296	6,438
Legg Mason, Inc.	36,100	3,593
Lehman Brothers Holdings, Inc.	55,100	3,590
Prudential Financial, Inc.	87,100	6,768
SLM Corp.	89,500	4,736
The St. Paul Travelers Companies, Inc.	107,800	4,806
U.S. Bancorp	115,300	3,560

Common Stocks (97.3%)	Shares/ $ Par	Value $ (000’s)

Financials continued
Wachovia Corp.	113,300	6,127
Wells Fargo & Co.	90,300	6,057

Total		92,188

Health Care (12.2%)
Abbott Laboratories	126,300	5,508
Aetna, Inc.	123,400	4,927
*Amgen, Inc.	68,600	4,475
Baxter International, Inc.	32,200	1,184
Biomet, Inc.	94,900	2,969
*Boston Scientific Corp.	110,300	1,857
Caremark Rx, Inc.	52,900	2,638
Eli Lilly and Co.	93,700	5,179
*Fisher Scientific International, Inc.	66,800	4,880
*Genentech, Inc.	61,000	4,990
*Gilead Sciences, Inc.	42,400	2,508
Johnson & Johnson	84,100	5,039
Medtronic, Inc.	108,600	5,096
Novartis AG, ADR	45,100	2,432
Pfizer, Inc.	39,600	929
*St. Jude Medical, Inc.	86,600	2,808
Teva Pharmaceutical Industries, Ltd., ADR	88,900	2,808

Total		60,227

Industrials (11.8%)
Canadian National Railway Co.	74,400	3,255
Danaher Corp.	74,000	4,760
Emerson Electric Co.	66,100	5,540
FedEx Corp.	50,600	5,913
General Electric Co.	443,900	14,631
Honeywell International, Inc.	121,190	4,884
Norfolk Southern Corp.	109,700	5,838
Roper Industries, Inc.	53,000	2,478
United Technologies Corp.	110,000	6,976
Waste Management, Inc.	121,000	4,341

Total		58,616

Information Technology (14.1%)
Accenture, Ltd. — Class A	172,100	4,874
*Affiliated Computer Services, Inc. — Class A	65,700	3,391
*Amdocs, Ltd.	114,500	4,191
Analog Devices, Inc.	124,900	4,014
*Broadcom Corp. — Class A	112,250	3,373
*Cisco Systems, Inc.	228,600	4,465
*Electronic Arts, Inc.	83,700	3,602
*EMC Corp.	185,500	2,035
First Data Corp.	96,400	4,342
*Google, Inc. — Class A	12,100	5,074
Hewlett-Packard Co.	117,900	3,735
Intel Corp.	98,300	1,863
International Business Machines Corp.	58,400	4,486
Maxim Integrated Products, Inc.	101,000	3,243

Large Cap Core Stock Portfolio

Large Cap Core Stock Portfolio

Common Stocks (97.3%)	Shares/ $ Par	Value $ (000’s)

Information Technology continued
Microsoft Corp.	265,500	6,187
*Oracle Corp.	346,200	5,016
Paychex, Inc.	59,700	2,327
QUALCOMM, Inc.	89,600	3,590

Total		69,808

Materials (3.8%)
International Paper Co.	109,900	3,550
Monsanto Co.	75,300	6,340
Praxair, Inc.	86,300	4,660
Temple-Inland, Inc.	93,800	4,021

Total		18,571

Telecommunication Services (2.4%)
AT&T, Inc.	164,000	4,574
Sprint Nextel Corp.	362,176	7,240

Total		11,814

Utilities (3.9%)
Duke Energy Corp.	160,200	4,705
Exelon Corp.	87,900	4,995
PG&E Corp.	132,300	5,197
Questar Corp.	31,700	2,552
TXU Corp.	28,600	1,710

Total		19,159

Total Common Stocks (Cost: $398,089)		481,039

Money Market Investments (3.0%)	Shares/ $ Par	Value $ (000’s)

National Commercial Banks (1.0%)
Rabobank USA, 5.25%, 7/3/06	5,000,000	4,999

Total		4,999

Security Brokers and Dealers (2.0%)
Morgan Stanley Dean Witter, 5.27%, 7/21/06	10,000,000	9,970

Total		9,970

Total Money Market Investments (Cost: $14,969)		14,969

Total Investments (100.3%) (Cost $413,058)(a)		496,008

Other Assets, Less Liabilities (-0.3%)		(1,245)

Net Assets (100.0%)		494,763

*	Non-Income Producing

ADR after the name of a security represents — American Depository Receipt.

(a)	At June 30, 2006 the aggregate cost of securities for federal tax purposes (in thousands) was $413,058 and the net unrealized appreciation of investments based on that cost was $82,950 which is comprised of $96,646 aggregate gross unrealized appreciation and $13,696 aggregate gross unrealized depreciation.

The Accompanying Notes are an Integral Part of the Financial Statements.

Large Cap Core Stock Portfolio

Capital Guardian Domestic Equity Portfolio

Sector Allocation is based on Net Assets.

Sector Allocation is subject to change.

Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2006 to June 30, 2006).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs or separate account charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs or separate account charges were included, your costs would have been higher.

	Beginning Account Value January 1, 2006	Ending Account Value June 30, 2006	Expenses Paid During Period January 1, 2006 to June 30, 2006*
Actual	$1,000.00	$1,042.50	$2.94
Hypothetical (5% return before expenses)	$1,000.00	$1,021.92	$2.91

*	Expenses are equal to the Fund’s annualized expense ratio of 0.58%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Capital Guardian Domestic Equity Portfolio

Capital Guardian Domestic Equity Portfolio

Northwestern Mutual Series Fund, Inc.

Schedule of Investments

June 30, 2006 (unaudited)

Common Stocks (96.7%)	Shares/ $ Par	Value $ (000’s)

Consumer Discretionary (5.0%)
*AutoNation, Inc.	35,219	755
Carnival Corp.	33,400	1,394
Clear Channel Communications, Inc.	148,900	4,608
*Dollar Tree Stores, Inc.	41,800	1,108
General Motors Corp.	82,400	2,455
*Jarden Corp.	61,700	1,879
Leggett & Platt, Inc.	114,800	2,868
McDonald’s Corp.	35,300	1,186

Total		16,253

Consumer Staples (12.5%)
Altria Group, Inc.	142,700	10,478
Anheuser-Busch Companies, Inc.	36,000	1,641
Avon Products, Inc.	103,300	3,202
Campbell Soup Co.	88,400	3,281
General Mills, Inc.	48,600	2,511
Kraft Foods, Inc. — Class A	304,700	9,415
Sara Lee Corp.	376,500	6,032
Unilever NV	187,200	4,221

Total		40,781

Energy (7.9%)
Anadarko Petroleum Corp.	66,400	3,167
Chevron Corp.	76,946	4,775
Exxon Mobil Corp.	50,000	3,068
Royal Dutch Shell PLC, ADR A	86,700	5,807
Royal Dutch Shell PLC, ADR B	62,728	4,383
*Transocean, Inc.	57,100	4,586

Total		25,786

Financials (28.8%)
American International Group, Inc.	62,400	3,685
*AmeriCredit Corp.	82,100	2,292
*Berkshire Hathaway, Inc.	20	1,833
Capital One Financial Corp.	56,900	4,862
The Chubb Corp.	62,400	3,114
Everest Re Group, Ltd.	9,800	848
Fifth Third Bancorp	107,800	3,983
General Growth Properties, Inc.	132,420	5,967
Golden West Financial Corp.	4,100	304
The Goldman Sachs Group, Inc.	9,900	1,489
The Hartford Financial Services Group, Inc.	41,900	3,545
Host Hotels & Resorts, Inc.	40,700	890
Hudson City Bancorp, Inc.	507,200	6,761
IndyMac Bancorp, Inc.	82,900	3,801
JPMorgan Chase & Co.	304,888	12,806
Marsh & McLennan Companies, Inc.	294,400	7,916
RenaissanceRe Holdings, Ltd.	42,600	2,064
The St. Paul Travelers Companies, Inc.	22,923	1,022
Wachovia Corp.	84,400	4,564
Washington Mutual, Inc.	240,800	10,976
Wells Fargo & Co.	110,500	7,412

Common Stocks (96.7%)	Shares/ $ Par	Value $ (000’s)

Financials continued
XL Capital, Ltd. — Class A	52,700	3,231

Total		93,365

Health Care (10.9%)
AstraZeneca PLC, ADR	91,700	5,485
Eli Lilly and Co.	9,800	542
*Medco Health Solutions, Inc.	81,800	4,686
Merck & Co., Inc.	228,000	8,305
Pfizer, Inc.	210,300	4,936
*Triad Hospitals, Inc.	114,200	4,520
*WellPoint, Inc.	97,800	7,117

Total		35,591

Industrials (6.7%)
American Standard Companies, Inc.	30,100	1,302
Emerson Electric Co.	23,300	1,953
General Electric Co.	311,100	10,255
Hubbell, Inc. — Class B	25,800	1,229
Raytheon Co.	45,200	2,015
Siemens AG, ADR	21,900	1,901
Tyco International, Ltd.	75,100	2,065
Union Pacific Corp.	10,800	1,004

Total		21,724

Information Technology (10.3%)
*Affiliated Computer Services, Inc. — Class A	45,000	2,322
*Fairchild Semiconductor International, Inc.	240,400	4,368
*Flextronics International, Ltd.	476,000	5,055
Hewlett-Packard Co.	108,900	3,450
Intel Corp.	567,500	10,755
*International Rectifier Corp.	33,500	1,309
Jabil Circuit, Inc.	61,400	1,572
*Sun Microsystems, Inc.	1,107,100	4,594

Total		33,425

Materials (5.4%)
Air Products and Chemicals, Inc.	36,700	2,346
Alcoa, Inc.	114,300	3,699
The Dow Chemical Co.	76,800	2,998
E. I. du Pont de Nemours and Co.	26,700	1,111
International Paper Co.	125,500	4,053
Lyondell Chemical Co.	102,800	2,329
Methanex Corp.	50,900	1,078

Total		17,614

Telecommunication Services (4.8%)
AT&T, Inc.	208,100	5,805
*Embarq Corp.	2,395	98
Sprint Nextel Corp.	257,900	5,155
Verizon Communications, Inc.	139,000	4,655

Total		15,713

Capital Guardian Domestic Equity Portfolio

Capital Guardian Domestic Equity Portfolio

Common Stocks (96.7%)	Shares/ $ Par	Value $ (000’s)

Utilities (4.4%)
*CMS Energy Corp.	236,500	3,060
Duke Energy Corp.	67,800	1,991
Equitable Resources, Inc.	37,500	1,256
Exelon Corp.	58,300	3,314
MDU Resources Group, Inc.	29,400	1,076
NiSource, Inc.	112,300	2,453
Pinnacle West Capital Corp.	31,600	1,261

Total		14,411

Total Common Stocks (Cost: $287,739)		314,663

Money Market Investments (2.9%)

Federal Government & Agencies (2.9%)
Federal Home Loan Bank Discount Note, 4.871%, 7/3/06	3,700,000	3,699
Federal Home Loan Discount Note, 5.16%, 7/18/06	5,700,000	5,686

Total Money Market Investments (Cost: $9,385)		9,385

Total Investments (99.6%) (Cost $297,124)(a)		324,048

Other Assets, Less Liabilities (0.4%)		1,448

Net Assets (100.0%)		325,496

*	Non-Income Producing

ADR after the name of a security represents — American Depository Receipt.

(a)	At June 30, 2006 the aggregate cost of securities for federal tax purposes (in thousands) was $297,124 and the net unrealized appreciation of investments based on that cost was $26,924 which is comprised of $35,949 aggregate gross unrealized appreciation and $9,025 aggregate gross unrealized depreciation.

The Accompanying Notes are an Integral Part of the Financial Statements.

Capital Guardian Domestic Equity Portfolio

T. Rowe Price Equity Income Portfolio

Sector Allocation is based on Net Assets.

Sector Allocation is subject to change.

Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2006 to June 30, 2006).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs or separate account charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs or separate account charges were included, your costs would have been higher.

	Beginning Account Value January 1, 2006	Ending Account Value June 30, 2006	Expenses Paid During Period January 1, 2006 to June 30, 2006*
Actual	$1,000.00	$1,050.70	$3.36
Hypothetical (5% return before expenses)	$1,000.00	$1,021.52	$3.31

*	Expenses are equal to the Fund’s annualized expense ratio of 0.66%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

T. Rowe Price Equity Income Portfolio

T. Rowe Price Equity Income Portfolio

Northwestern Mutual Series Fund, Inc.

Schedule of Investments

June 30, 2006 (unaudited)

Common Stocks (95.6%)	Shares/ $ Par	Value $ (000’s)

Consumer Discretionary (14.0%)
CBS Corp. — Class B	40,850	1,105
*Comcast Corp. — Class A	43,100	1,411
Dow Jones & Co., Inc.	32,600	1,141
Eastman Kodak Co.	48,800	1,160
*Echostar Communications Corp.	17,500	539
Ford Motor Co.	32,300	224
Fortune Brands, Inc.	12,600	895
Genuine Parts Co.	19,900	829
H&R Block, Inc.	30,500	728
The Home Depot, Inc.	21,600	773
Mattel, Inc.	77,100	1,273
The McClatchy Co. — Class A	5,732	230
The New York Times Co. — Class A	61,400	1,507
Newell Rubbermaid, Inc.	54,700	1,413
RadioShack Corp.	27,400	384
SONY CORP.	23,500	1,035
Time Warner, Inc.	110,200	1,906
Tribune Co.	64,400	2,088
*Viacom, Inc. — Class B	28,150	1,009
The Walt Disney Co.	45,700	1,371

Total		21,021

Consumer Staples (9.2%)
Anheuser-Busch Companies, Inc.	38,600	1,760
Avon Products, Inc.	39,200	1,215
Campbell Soup Co.	36,400	1,351
The Coca-Cola Co.	39,200	1,686
Colgate-Palmolive Co.	32,400	1,941
General Mills, Inc.	26,400	1,364
Kimberly-Clark Corp.	16,400	1,012
McCormick & Co., Inc.	19,400	651
Sara Lee Corp.	14,700	235
Sysco Corp.	13,100	400
UST, Inc.	15,400	696
Wal-Mart Stores, Inc.	35,000	1,686

Total		13,997

Energy (9.6%)
Anadarko Petroleum Corp.	24,700	1,178
BP PLC, ADR	20,600	1,434
Chevron Corp.	44,900	2,787
Exxon Mobil Corp.	45,000	2,761
Hess Corp.	35,600	1,881
Murphy Oil Corp.	19,600	1,095
Royal Dutch Shell PLC, ADR A	34,300	2,297
Schlumberger, Ltd.	17,600	1,146

Total		14,579

Financials (18.1%)
American International Group, Inc.	30,600	1,807
Bank of America Corp.	24,700	1,188
Bank of Ireland, ADR	6,500	467
The Charles Schwab Corp.	87,500	1,398
The Chubb Corp.	15,000	749

Common Stocks (95.6%)	Shares/ $ Par	Value $ (000’s)

Financials continued
Citigroup, Inc.	15,500	748
Fannie Mae	13,800	664
Fifth Third Bancorp	44,400	1,641
JPMorgan Chase & Co.	88,688	3,725
Lincoln National Corp.	24,276	1,370
Marsh & McLennan Companies, Inc.	79,500	2,138
Mellon Financial Corp.	47,900	1,649
Mercantile Bankshares Corp.	13,500	482
Morgan Stanley	35,300	2,231
National City Corp.	16,600	601
Northern Trust Corp.	7,600	420
Simon Property Group, Inc.	7,200	597
The St. Paul Travelers Companies, Inc.	28,227	1,258
State Street Corp.	23,900	1,388
SunTrust Banks, Inc.	15,500	1,182
UnumProvident Corp.	49,400	896
Wells Fargo & Co.	9,300	624

Total		27,223

Health Care (9.3%)
Abbott Laboratories	28,100	1,225
Baxter International, Inc.	24,200	890
*Boston Scientific Corp.	32,300	544
Bristol-Myers Squibb Co.	41,100	1,063
Eli Lilly and Co.	33,600	1,856
Johnson & Johnson	26,400	1,582
*MedImmune, Inc.	23,800	645
Merck & Co., Inc.	62,000	2,258
Pfizer, Inc.	75,100	1,763
Schering-Plough Corp.	35,300	672
Wyeth	35,300	1,568

Total		14,066

Industrials (12.3%)
Avery Dennison Corp.	20,700	1,202
Cooper Industries, Ltd. — Class A	11,600	1,078
Deere & Co.	12,700	1,060
Eaton Corp.	8,200	618
General Electric Co.	128,700	4,241
Honeywell International, Inc.	51,900	2,092
Lockheed Martin Corp.	13,500	968
Norfolk Southern Corp.	15,700	836
Pall Corp.	31,700	888
Raytheon Co.	27,800	1,239
Tyco International, Ltd.	32,100	883
Union Pacific Corp.	24,400	2,268
Waste Management, Inc.	37,000	1,328

Total		18,701

Information Technology (6.8%)
Analog Devices, Inc.	25,900	832
*Cisco Systems, Inc.	55,700	1,088
*Dell, Inc.	41,100	1,003
Intel Corp.	39,900	756

T. Rowe Price Equity Income Portfolio

T. Rowe Price Equity Income Portfolio

Common Stocks (95.6%)	Shares/ $ Par	Value $ (000’s)

Information Technology continued
International Business Machines Corp.	22,500	1,728
*Lucent Technologies, Inc.	145,500	352
Microsoft Corp.	104,500	2,436
Motorola, Inc.	43,000	866
Nokia OYJ, ADR	63,600	1,289

Total		10,350

Materials (5.3%)
Alcoa, Inc.	30,900	1,000
Chemtura Corp.	30,599	286
E. I. du Pont de Nemours and Co.	35,800	1,489
*Hercules, Inc.	18,200	278
International Flavors & Fragrances, Inc.	31,800	1,121
International Paper Co.	71,100	2,296
MeadWestvaco Corp.	24,200	676
Vulcan Materials Co.	12,100	944

Total		8,090

Telecommunication Services (5.9%)
ALLTEL Corp.	23,700	1,513
AT&T, Inc.	86,235	2,406
*Qwest Communications International, Inc.	215,500	1,743
Sprint Nextel Corp.	62,100	1,241
Telus Corp.	15,900	642
Verizon Communications, Inc.	42,700	1,430

Total		8,975

Utilities (5.1%)
Duke Energy Corp.	50,600	1,487
Entergy Corp.	17,700	1,252
FirstEnergy Corp.	16,900	916
NiSource, Inc.	66,500	1,452
Pinnacle West Capital Corp.	12,300	491
Progress Energy, Inc.	24,200	1,037
TECO Energy, Inc.	17,600	263
Xcel Energy, Inc.	45,300	869

Total		7,767

Total Common Stocks (Cost: $129,775)		144,769

Convertible Corporate Bonds (0.1%)	Shares/ $ Par	Value $ (000’s)

Telephone and Telegraph Apparatus (0.1%)
Lucent Technologies, Inc., 8.00%, 8/1/31	165,000	165

Total Convertible Corporate Bonds (Cost: $158)		165

Preferred Stocks (0.0%)

Financials (0.0%)
Unumprovident Corp.	2,600	74

Total Preferred Stocks (Cost: $65)		74

Money Market Investments (5.1%)

Other Holdings (5.1%)
Reserve Investment Fund	7,658,356	7,658

Total Money Market Investments (Cost: $7,658)		7,658

Total Investments (100.8%) (Cost $137,656)(a)		152,666

Other Assets, Less Liabilities (-0.8%)		(1,213)

Net Assets (100.0%)		151,453

*	Non-Income Producing

ADR after the name of a security represents — American Depository Receipt.

(a)	At June 30, 2006 the aggregate cost of securities for federal tax purposes (in thousands) was $137,656 and the net unrealized appreciation of investments based on that cost was $15,010 which is comprised of $19,438 aggregate gross unrealized appreciation and $4,428 aggregate gross unrealized depreciation.

The Accompanying Notes are an Integral Part of the Financial Statements.

T. Rowe Price Equity Income Portfolio

Index 500 Stock Portfolio

Sector Allocation is based on equities.

Sector Allocation is subject to change.

Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2006 to June 30, 2006).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs or separate account charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs or separate account charges were included, your costs would have been higher.

	Beginning Account Value January 1, 2006	Ending Account Value June 30, 2006	Expenses Paid During Period January 1, 2006 to June 30, 2006*
Actual	$1,000.00	$1,026.40	$1.00
Hypothetical (5% return before expenses)	$1,000.00	$1,023.80	$1.00

*	Expenses are equal to the Fund’s annualized expense ratio of 0.20%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Index 500 Stock Portfolio

Index 500 Stock Portfolio

Northwestern Mutual Series Fund, Inc.

Schedule of Investments

June 30, 2006 (unaudited)

Common Stocks (98.2%)	Shares/ $ Par	Value $ (000’s)

Consumer Discretionary (10.0%)
*Amazon.com, Inc.	50,100	1,938
*Apollo Group, Inc. — Class A	22,700	1,173
*AutoNation, Inc.	24,029	515
*AutoZone, Inc.	8,625	761
*Bed Bath & Beyond, Inc.	45,700	1,516
Best Buy Co., Inc.	65,175	3,574
*Big Lots, Inc.	18,400	314
The Black & Decker Corp.	12,300	1,039
Brunswick Corp.	15,300	509
Carnival Corp.	70,309	2,935
CBS Corp. — Class B	125,024	3,382
Centex Corp.	19,600	986
Circuit City Stores, Inc.	24,400	664
Clear Channel Communications, Inc.	81,450	2,521
*Coach, Inc.	62,300	1,863
*Comcast Corp. — Class A	341,970	11,196
Cooper Tire & Rubber Co.	9,900	110
D.R. Horton, Inc.	44,000	1,048
Darden Restaurants, Inc.	20,850	821
Dillard’s, Inc. — Class A	9,964	317
Dollar General Corp.	50,448	705
Dow Jones & Co., Inc.	9,520	333
The E.W. Scripps Co. — Class A	13,800	595
Eastman Kodak Co.	46,483	1,105
Family Dollar Stores, Inc.	25,100	613
Federated Department Stores, Inc.	89,546	3,277
Ford Motor Co.	303,694	2,105
Fortune Brands, Inc.	23,767	1,688
Gannett Co., Inc.	38,450	2,151
The Gap, Inc.	89,075	1,550
General Motors Corp.	91,527	2,727
Genuine Parts Co.	28,000	1,166
*The Goodyear Tire & Rubber Co.	28,600	317
H&R Block, Inc.	53,200	1,269
Harley-Davidson, Inc.	43,500	2,388
Harman International Industries, Inc.	10,800	922
Harrah’s Entertainment, Inc.	29,950	2,132
Hasbro, Inc.	27,825	504
Hilton Hotels Corp.	53,550	1,514
The Home Depot, Inc.	334,594	11,974
International Game Technology	54,900	2,083
*The Interpublic Group of Companies, Inc.	70,600	590
J.C. Penney Co., Inc.	38,050	2,569
Johnson Controls, Inc.	31,600	2,598
Jones Apparel Group, Inc.	18,200	579
KB HOME	12,200	559
*Kohl’s Corp.	55,067	3,256
Leggett & Platt, Inc.	29,433	735
Lennar Corp. — Class A	22,600	1,003
Limited Brands, Inc.	55,487	1,420
Liz Claiborne, Inc.	16,900	626
Lowe’s Companies, Inc.	125,550	7,617
Marriott International, Inc. — Class A	52,900	2,017

Common Stocks (98.2%)	Shares/ $ Par	Value $ (000’s)

Consumer Discretionary continued
Mattel, Inc.	63,088	1,042
The McClatchy Co. — Class A	5,553	223
McDonald’s Corp.	201,678	6,776
The McGraw-Hill Companies, Inc.	57,920	2,909
Meredith Corp.	6,800	337
The New York Times Co. — Class A	23,370	574
Newell Rubbermaid, Inc.	44,792	1,157
News Corp. — Class A	382,900	7,344
NIKE, Inc. — Class B	30,600	2,479
Nordstrom, Inc.	34,834	1,271
*Office Depot, Inc.	46,557	1,769
OfficeMax, Inc.	11,500	469
Omnicom Group, Inc.	27,600	2,459
Pulte Homes, Inc.	34,500	993
RadioShack Corp.	21,900	307
*Sears Holdings Corp.	15,680	2,428
The Sherwin-Williams Co.	18,013	855
Snap-on, Inc.	9,417	381
The Stanley Works	11,450	541
Staples, Inc.	117,850	2,866
*Starbucks Corp.	124,200	4,690
Starwood Hotels & Resorts Worldwide, Inc.	35,200	2,124
Target Corp.	139,757	6,830
Tiffany & Co.	22,767	752
Time Warner, Inc.	693,100	11,990
The TJX Companies, Inc.	74,000	1,692
Tribune Co.	42,236	1,370
*Univision Communications, Inc. — Class A	36,100	1,209
VF Corp.	14,257	968
*Viacom, Inc. — Class B	116,724	4,183
The Walt Disney Co.	355,257	10,658
Wendy’s International, Inc.	18,850	1,099
Whirlpool Corp.	12,644	1,045
Yum! Brands, Inc.	43,980	2,211

Total		189,870

Consumer Staples (9.5%)
Alberto-Culver Co.	12,350	602
Altria Group, Inc.	338,022	24,821
Anheuser-Busch Companies, Inc.	125,049	5,701
Archer-Daniels-Midland Co.	105,903	4,372
Avon Products, Inc.	72,900	2,260
Brown-Forman Corp. — Class B	13,418	959
Campbell Soup Co.	30,022	1,114
The Clorox Co.	24,450	1,491
The Coca-Cola Co.	331,775	14,273
Coca-Cola Enterprises, Inc.	49,100	1,000
Colgate-Palmolive Co.	83,322	4,991
ConAgra Foods, Inc.	84,067	1,859
*Constellation Brands, Inc. — Class A	32,200	805
Costco Wholesale Corp.	76,264	4,357

Index 500 Stock Portfolio

Index 500 Stock Portfolio

Common Stocks (98.2%)	Shares/ $ Par	Value $ (000’s)

Consumer Staples continued
CVS Corp.	132,434	4,066
*Dean Foods Co.	22,000	818
The Estee Lauder Companies, Inc. — Class A	19,200	742
General Mills, Inc.	57,567	2,974
H.J. Heinz Co.	54,217	2,235
The Hershey Co.	28,700	1,581
Kellogg Co.	39,457	1,911
Kimberly-Clark Corp.	74,456	4,594
The Kroger Co.	117,105	2,560
McCormick & Co., Inc.	21,400	718
Molson Coors Brewing Co.	9,300	631
The Pepsi Bottling Group, Inc.	21,700	698
PepsiCo, Inc.	267,530	16,063
The Procter & Gamble Co.	531,164	29,532
Reynolds American, Inc.	13,900	1,603
Safeway, Inc.	72,900	1,895
Sara Lee Corp.	123,035	1,971
SUPERVALU, Inc.	33,070	1,015
Sysco Corp.	100,125	3,060
Tyson Foods, Inc. — Class A	40,800	606
UST, Inc.	26,167	1,182
Wal-Mart Stores, Inc.	404,700	19,494
Walgreen Co.	163,546	7,333
Whole Foods Market, Inc.	22,700	1,467
Wm. Wrigley Jr. Co.	35,958	1,631

Total		178,985

Energy (9.9%)
Anadarko Petroleum Corp.	74,224	3,540
Apache Corp.	53,446	3,648
Baker Hughes, Inc.	55,130	4,512
BJ Services Co.	52,000	1,938
Chesapeake Energy Corp.	62,700	1,897
Chevron Corp.	358,814	22,267
ConocoPhillips	267,138	17,505
Devon Energy Corp.	71,200	4,301
El Paso Corp.	112,571	1,689
EOG Resources, Inc.	39,220	2,720
Exxon Mobil Corp.	979,356	60,082
Halliburton Co.	83,569	6,202
Hess Corp.	39,000	2,061
Kerr-McGee Corp.	36,772	2,550
Kinder Morgan, Inc.	16,867	1,685
Marathon Oil Corp.	58,633	4,884
Murphy Oil Corp.	26,900	1,503
*Nabors Industries, Ltd.	50,200	1,696
*National-Oilwell Varco, Inc.	28,300	1,792
Noble Corp.	22,250	1,656
Occidental Petroleum Corp.	69,320	7,109
Rowan Companies, Inc.	17,850	635
Schlumberger, Ltd.	190,934	12,432
Sunoco, Inc.	21,500	1,490
*Transocean, Inc.	52,551	4,221
Valero Energy Corp.	99,600	6,625
*Weatherford International, Ltd.	56,400	2,799
The Williams Companies, Inc.	96,300	2,250

Common Stocks (98.2%)	Shares/ $ Par	Value $ (000’s)

Energy continued
XTO Energy, Inc.	58,899	2,607

Total		188,296

Financials (21.0%)
ACE, Ltd.	52,600	2,661
AFLAC, Inc.	80,750	3,743
The Allstate Corp.	102,828	5,628
Ambac Financial Group, Inc.	17,100	1,387
American Express Co.	199,675	10,627
American International Group, Inc.	420,430	24,826
Ameriprise Financial, Inc.	39,555	1,767
AmSouth Bancorporation	56,055	1,483
Aon Corp.	51,600	1,797
Apartment Investment & Management Co. — Class A	15,700	682
Archstone-Smith Trust	34,600	1,760
Bank of America Corp.	738,667	35,529
The Bank of New York Co., Inc.	124,953	4,023
BB&T Corp.	89,000	3,702
The Bear Stearns Companies, Inc.	19,495	2,731
Boston Properties, Inc.	14,800	1,338
Capital One Financial Corp.	49,100	4,196
The Charles Schwab Corp.	167,039	2,669
The Chubb Corp.	67,200	3,353
Cincinnati Financial Corp.	28,075	1,320
CIT Group, Inc.	32,300	1,689
Citigroup, Inc.	804,648	38,815
Comerica, Inc.	26,250	1,365
Commerce Bancorp, Inc.	29,800	1,063
Compass Bancshares, Inc.	20,900	1,162
Countrywide Financial Corp.	98,400	3,747
*E*TRADE Financial Corp.	69,000	1,575
Equity Office Properties Trust	59,300	2,165
Equity Residential	47,100	2,107
Fannie Mae	156,648	7,535
Federated Investors, Inc. — Class B	13,600	428
Fifth Third Bancorp	90,034	3,327
First Horizon National Corp.	19,900	800
Franklin Resources, Inc.	24,850	2,157
Freddie Mac	111,886	6,379
Genworth Financial, Inc.	59,100	2,059
Golden West Financial Corp.	41,500	3,079
The Goldman Sachs Group, Inc.	69,900	10,515
The Hartford Financial Services Group, Inc.	49,050	4,150
Huntington Bancshares, Inc.	39,742	937
Janus Capital Group, Inc.	34,229	613
JPMorgan Chase & Co.	562,397	23,621
KeyCorp	65,375	2,333
Kimco Realty Corp.	34,300	1,252
Legg Mason, Inc.	21,400	2,130
Lehman Brothers Holdings, Inc.	86,644	5,645
Lincoln National Corp.	46,430	2,621
Loews Corp.	65,701	2,329
M&T Bank Corp.	12,800	1,509
Marsh & McLennan Companies, Inc.	88,980	2,393
Marshall & Ilsley Corp.	36,500	1,670

Index 500 Stock Portfolio

Index 500 Stock Portfolio

Common Stocks (98.2%)	Shares/ $ Par	Value $ (000’s)

Financials continued
MBIA, Inc.	21,850	1,279
Mellon Financial Corp.	66,968	2,306
Merrill Lynch & Co., Inc.	149,600	10,406
MetLife, Inc.	122,836	6,290
MGIC Investment Corp.	14,200	923
Moody’s Corp.	39,550	2,154
Morgan Stanley	173,413	10,961
National City Corp.	87,797	3,177
North Fork Bancorporation, Inc.	75,250	2,270
Northern Trust Corp.	30,050	1,662
Plum Creek Timber Co., Inc.	29,800	1,058
PNC Financial Services Group, Inc.	47,867	3,359
Principal Financial Group, Inc.	44,800	2,493
The Progressive Corp.	126,700	3,257
ProLogis	39,700	2,069
Prudential Financial, Inc.	79,600	6,185
Public Storage, Inc.	13,400	1,017
Regions Financial Corp.	73,830	2,445
SAFECO Corp.	19,250	1,085
Simon Property Group, Inc.	29,700	2,463
SLM Corp.	66,542	3,521
Sovereign Bancorp, Inc.	60,880	1,236
The St. Paul Travelers Companies, Inc.	112,710	5,025
State Street Corp.	53,800	3,125
SunTrust Banks, Inc.	58,833	4,487
Synovus Financial Corp.	52,250	1,399
T. Rowe Price Group, Inc.	43,000	1,626
Torchmark Corp.	16,250	987
U.S. Bancorp	288,121	8,897
UnumProvident Corp.	48,431	878
Vornado Realty Trust	19,300	1,883
Wachovia Corp.	260,357	14,080
Washington Mutual, Inc.	155,554	7,090
Wells Fargo & Co.	271,980	18,244
XL Capital, Ltd. — Class A	29,200	1,790
Zions Bancorporation	17,200	1,341

Total		398,860

Health Care (12.1%)
Abbott Laboratories	247,050	10,774
Aetna, Inc.	91,808	3,666
Allergan, Inc.	24,667	2,646
AmerisourceBergen Corp.	34,000	1,425
*Amgen, Inc.	190,917	12,454
Applera Corp. — Applied Biosystems Group	29,933	968
*Barr Pharmaceuticals, Inc.	17,200	820
Bausch & Lomb, Inc.	8,700	427
Baxter International, Inc.	106,000	3,897
Becton, Dickinson and Co.	40,050	2,448
*Biogen Idec, Inc.	55,690	2,580
Biomet, Inc.	39,845	1,247
*Boston Scientific Corp.	196,722	3,313
Bristol-Myers Squibb Co.	318,308	8,231
C. R. Bard, Inc.	16,800	1,231
Cardinal Health, Inc.	67,625	4,350
Caremark Rx, Inc.	71,600	3,571

Common Stocks (98.2%)	Shares/ $ Par	Value $ (000’s)

Health Care continued
CIGNA Corp.	19,429	1,914
*Coventry Health Care, Inc.	26,000	1,428
Eli Lilly and Co.	182,906	10,109
*Express Scripts, Inc.	23,800	1,707
*Fisher Scientific International, Inc.	20,100	1,468
*Forest Laboratories, Inc.	52,766	2,042
*Genzyme Corp.	42,100	2,570
*Gilead Sciences, Inc.	73,700	4,360
HCA, Inc.	66,011	2,848
Health Management Associates, Inc. — Class A	39,000	769
*Hospira, Inc.	25,265	1,085
*Humana, Inc.	26,700	1,434
IMS Health, Inc.	32,367	869
Johnson & Johnson	479,337	28,723
*King Pharmaceuticals, Inc.	39,166	666
*Laboratory Corp. of America Holdings	20,200	1,257
Manor Care, Inc.	12,800	601
McKesson Corp.	49,205	2,326
*Medco Health Solutions, Inc.	48,872	2,799
*MedImmune, Inc.	40,300	1,092
Medtronic, Inc.	195,400	9,168
Merck & Co., Inc.	353,320	12,871
*Millipore Corp.	8,600	542
Mylan Laboratories, Inc.	34,000	680
*Patterson Companies, Inc.	22,400	782
PerkinElmer, Inc.	20,500	428
Pfizer, Inc.	1,186,034	27,837
Quest Diagnostics, Inc.	26,300	1,576
Schering-Plough Corp.	239,750	4,562
*St. Jude Medical, Inc.	58,400	1,893
Stryker Corp.	47,300	1,992
*Tenet Healthcare Corp.	76,150	532
*Thermo Electron Corp.	26,500	960
UnitedHealth Group, Inc.	218,044	9,764
*Waters Corp.	16,800	746
*Watson Pharmaceuticals, Inc.	16,500	384
*WellPoint, Inc.	103,200	7,510
Wyeth	217,829	9,674
*Zimmer Holdings, Inc.	40,137	2,277

Total		228,293

Industrials (11.5%)
3M Co.	122,076	9,860
*Allied Waste Industries, Inc.	39,150	445
American Power Conversion Corp.	27,450	535
American Standard Companies, Inc.	28,600	1,238
Avery Dennison Corp.	17,750	1,031
The Boeing Co.	129,376	10,597
Burlington Northern Santa Fe Corp.	58,985	4,675
Caterpillar, Inc.	108,376	8,072
Cendant Corp.	161,933	2,638
Cintas Corp.	22,333	888
Cooper Industries, Ltd. — Class A	15,000	1,394
CSX Corp.	35,850	2,525
Cummins, Inc.	7,500	917
Danaher Corp.	38,200	2,457

Index 500 Stock Portfolio

Index 500 Stock Portfolio

Common Stocks (98.2%)	Shares/ $ Par	Value $ (000’s)

Industrials continued
Deere & Co.	37,960	3,169
Dover Corp.	32,967	1,630
Eaton Corp.	24,300	1,832
Emerson Electric Co.	66,450	5,569
Equifax, Inc.	20,800	714
FedEx Corp.	49,420	5,775
Fluor Corp.	14,200	1,320
General Dynamics Corp.	65,300	4,275
General Electric Co.	1,683,206	55,478
Goodrich Corp.	20,100	810
Honeywell International, Inc.	134,050	5,402
Illinois Tool Works, Inc.	67,000	3,183
Ingersoll-Rand Co., Ltd. — Class A	53,260	2,278
ITT, Inc.	29,900	1,480
L-3 Communications Holdings, Inc.	19,700	1,486
Lockheed Martin Corp.	57,308	4,111
Masco Corp.	64,300	1,906
*Monster Worldwide, Inc.	20,767	886
*Navistar International Corp.	9,950	245
Norfolk Southern Corp.	67,157	3,574
Northrop Grumman Corp.	55,620	3,563
PACCAR, Inc.	27,007	2,225
Pall Corp.	20,150	564
Parker Hannifin Corp.	19,475	1,511
Pitney Bowes, Inc.	35,937	1,484
R. R. Donnelley & Sons Co.	34,934	1,116
Raytheon Co.	72,200	3,218
Robert Half International, Inc.	27,840	1,169
Rockwell Automation, Inc.	28,750	2,070
Rockwell Collins, Inc.	27,650	1,545
Ryder System, Inc.	9,900	578
Southwest Airlines Co.	114,367	1,872
Textron, Inc.	21,050	1,940
Tyco International, Ltd.	329,708	9,067
Union Pacific Corp.	43,560	4,049
United Parcel Service, Inc. — Class B	175,600	14,457
United Technologies Corp.	163,634	10,378
W.W. Grainger, Inc.	12,400	933
Waste Management, Inc.	88,285	3,168

Total		217,302

Information Technology (14.6%)
*ADC Telecommunications, Inc.	18,864	318
Adobe Systems, Inc.	96,950	2,943
*Advanced Micro Devices, Inc.	78,400	1,915
*Affiliated Computer Services, Inc. — Class A	19,200	991
*Agilent Technologies, Inc.	68,937	2,176
*Altera Corp.	58,111	1,020
Analog Devices, Inc.	58,457	1,879
*Andrew Corp.	25,737	228
*Apple Computer, Inc.	137,700	7,865
Applied Materials, Inc.	253,100	4,120
*Autodesk, Inc.	37,468	1,291
Automatic Data Processing, Inc.	93,250	4,229
*Avaya, Inc.	66,516	760
*BMC Software, Inc.	34,460	824

Common Stocks (98.2%)	Shares/ $ Par	Value $ (000’s)

Information Technology continued
*Broadcom Corp. — Class A	74,100	2,227
CA, Inc.	73,892	1,518
*Ciena Corp.	95,100	457
*Cisco Systems, Inc.	988,100	19,298
*Citrix Systems, Inc.	29,520	1,185
*Computer Sciences Corp.	30,450	1,475
*Compuware Corp.	61,057	409
*Comverse Technology, Inc.	32,600	645
*Convergys Corp.	22,650	442
*Corning, Inc.	252,100	6,098
*Dell, Inc.	367,733	8,976
*eBay, Inc.	187,200	5,483
*Electronic Arts, Inc.	49,600	2,135
Electronic Data Systems Corp.	83,967	2,020
*EMC Corp.	382,774	4,199
First Data Corp.	123,932	5,582
*Fiserv, Inc.	28,425	1,289
*Freescale Semiconductor, Inc. — Class B	65,723	1,932
*Gateway, Inc.	42,650	81
*Google, Inc. — Class A	33,400	14,006
Hewlett-Packard Co.	451,526	14,304
Intel Corp.	941,563	17,843
International Business Machines Corp.	250,939	19,277
*Intuit, Inc.	27,700	1,673
Jabil Circuit, Inc.	28,867	739
*JDS Uniphase Corp.	272,700	690
*Juniper Networks, Inc.	91,600	1,465
KLA-Tencor Corp.	32,200	1,339
*Lexmark International, Inc. — Class A	17,000	949
Linear Technology Corp.	49,150	1,646
*LSI Logic Corp.	64,200	575
*Lucent Technologies, Inc.	725,136	1,755
Maxim Integrated Products, Inc.	51,900	1,667
*Micron Technology, Inc.	117,350	1,767
Microsoft Corp.	1,420,100	33,087
Molex, Inc.	22,950	770
Motorola, Inc.	399,777	8,056
National Semiconductor Corp.	54,686	1,304
*NCR Corp.	29,500	1,081
*Network Appliance, Inc.	60,600	2,139
*Novell, Inc.	54,900	364
*Novellus Systems, Inc.	20,600	509
*NVIDIA Corp.	57,100	1,216
*Oracle Corp.	630,325	9,133
*Parametric Technology Corp.	17,912	228
Paychex, Inc.	54,135	2,110
*PMC-Sierra, Inc.	33,400	314
*QLogic Corp.	26,000	448
QUALCOMM, Inc.	271,334	10,872
Sabre Holdings Corp. — Class A	21,467	472
*SanDisk Corp.	31,600	1,611
*Sanmina-SCI Corp.	86,200	397
*Solectron Corp.	147,500	504
*Sun Microsystems, Inc.	566,197	2,350
*Symantec Corp.	167,554	2,604
Symbol Technologies, Inc.	41,050	443

Index 500 Stock Portfolio

Index 500 Stock Portfolio

Common Stocks (98.2%)	Shares/ $ Par	Value $ (000’s)

Information Technology continued
Tektronix, Inc.	13,560	399
*Tellabs, Inc.	72,492	965
*Teradyne, Inc.	31,950	445
Texas Instruments, Inc.	252,200	7,639
*Unisys Corp.	55,550	349
*VeriSign, Inc.	39,700	920
*Xerox Corp.	148,600	2,067
Xilinx, Inc.	55,600	1,259
*Yahoo!, Inc.	203,000	6,699

Total		276,459

Materials (3.0%)
Air Products and Chemicals, Inc.	36,267	2,318
Alcoa, Inc.	140,807	4,557
Allegheny Technologies, Inc.	14,117	977
Ashland, Inc.	11,500	767
Ball Corp.	16,932	627
Bemis Co., Inc.	17,000	521
The Dow Chemical Co.	155,709	6,077
E. I. du Pont de Nemours and Co.	149,128	6,203
Eastman Chemical Co.	13,225	714
Ecolab, Inc.	29,500	1,197
Freeport-McMoRan Copper & Gold, Inc. — Class B	30,481	1,689
*Hercules, Inc.	18,400	281
International Flavors & Fragrances, Inc.	12,800	451
International Paper Co.	79,766	2,576
Louisiana-Pacific Corp.	17,100	374
MeadWestvaco Corp.	29,279	818
Monsanto Co.	43,753	3,684
Newmont Mining Corp.	72,680	3,847
Nucor Corp.	50,432	2,736
*Pactiv Corp.	22,800	564
Phelps Dodge Corp.	32,948	2,707
PPG Industries, Inc.	26,767	1,767
Praxair, Inc.	52,300	2,824
Rohm and Haas Co.	23,480	1,177
Sealed Air Corp.	13,221	689
Sigma-Aldrich Corp.	10,800	785
Temple-Inland, Inc.	17,900	767
United States Steel Corp.	20,250	1,420
Vulcan Materials Co.	16,300	1,271
Weyerhaeuser Co.	39,880	2,483

Total		56,868

Telecommunication Services (3.3%)
ALLTEL Corp.	62,957	4,019
AT&T, Inc.	629,349	17,554
BellSouth Corp.	292,765	10,598
CenturyTel, Inc.	18,800	698
Citizens Communications Co.	52,600	686
*Embarq Corp.	24,130	989
*Qwest Communications International, Inc.	253,335	2,049
Sprint Nextel Corp.	482,202	9,639
Verizon Communications, Inc.	472,242	15,815

Total		62,047

Common Stocks (98.2%)	Shares/ $ Par	Value $ (000’s)

Utilities (3.3%)
*The AES Corp.	106,600	1,967
*Allegheny Energy, Inc.	26,400	979
Ameren Corp.	33,267	1,680
American Electric Power Co., Inc.	63,740	2,183
CenterPoint Energy, Inc.	50,362	630
*CMS Energy Corp.	35,800	463
Consolidated Edison, Inc.	39,750	1,766
Constellation Energy Group	29,000	1,581
Dominion Resources, Inc.	56,295	4,210
DTE Energy Co.	28,750	1,171
Duke Energy Corp.	199,873	5,870
*Dynegy, Inc. — Class A	59,700	327
Edison International	52,720	2,056
Entergy Corp.	33,609	2,378
Exelon Corp.	108,224	6,149
FirstEnergy Corp.	53,365	2,893
FPL Group, Inc.	65,414	2,707
KeySpan Corp.	28,300	1,143
Nicor, Inc.	7,150	297
NiSource, Inc.	44,173	965
Peoples Energy Corp.	6,200	223
PG&E Corp.	56,225	2,209
Pinnacle West Capital Corp.	16,100	643
PPL Corp.	61,568	1,989
Progress Energy, Inc.	40,992	1,757
Public Service Enterprise Group, Inc.	40,736	2,693
Sempra Energy	41,902	1,906
The Southern Co.	120,100	3,849
TECO Energy, Inc.	33,800	505
TXU Corp.	74,830	4,474
Xcel Energy, Inc.	65,620	1,259

Total		62,922

Total Common Stocks (Cost: $1,391,153)		1,859,902

Money Market Investments (1.7%)

Autos (0.5%)
(b)New Center Asset Trust, 5.27%, 7/31/06	10,000,000	9,956

Total		9,956

Federal Government and Agencies (0.1%)
(b)Federal Home Loan 5.145%, 9/26/06	2,200,000	2,173

Total		2,173

Finance Lessors (0.4%)
(b)Ranger Funding Co. LLC, 5.27%, 7/3/06	6,700,000	6,698

Total		6,698

National Commercial Banks (0.1%)
(b)Rabobank USA, 5.25%, 7/3/06	2,800,000	2,799

Total		2,799

Index 500 Stock Portfolio

Index 500 Stock Portfolio

Money Market Investments (1.7%)	Shares/ $ Par	Value $ (000’s)

Security Brokers and Dealers (0.6%)
(b)Morgan Stanley Dean Witter, 5.27%, 7/7/06	10,000,000	9,991

Total		9,991

Total Money Market Investments (Cost: $31,617)		31,617

Total Investments (99.9%) (Cost $1,422,770)(a)		1,891,519

Other Assets, Less Liabilities (0.1%)		1,827

Net Assets (100.0%)		1,893,346

*	Non-Income Producing

(a)	At June 30, 2006 the aggregate cost of securities for federal tax purposes (in thousands) was $1,422,770 and the net unrealized appreciation of investments based on that cost was $468,749 which is comprised of $614,038 aggregate gross unrealized appreciation and $145,289 aggregate gross unrealized depreciation.

(b)	All or a portion of the securities have been committed as collateral for open futures positions or when-issued securities. Information regarding open futures contracts as of period end is summarized below.

Issuer (000’s)	Number of Contracts	Expiration Date	Unrealized Appreciation/ (Depreciation) (000’s)
S&P 500 Index Futures (Long)	98	9/06	$783
(Total Notional Value at June 30, 2006, $30,562)

The Accompanying Notes are an Integral Part of the Financial Statements.

Index 500 Stock Portfolio

Asset Allocation Portfolio

Sector Allocation is based on Net Assets.

Sector Allocation is subject to change.

Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2006 to June 30, 2006).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs or separate account charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs or separate account charges were included, your costs would have been higher.

	Beginning Account Value January 1, 2006	Ending Account Value June 30, 2006	Expenses Paid During Period January 1, 2006 to June 30, 2006*
Actual	$1,000.00	$1,014.50	$2.95
Hypothetical (5% return before expenses)	$1,000.00	$1,021.87	$2.96
*	Expenses are equal to the Fund’s annualized expense ratio of 0.59%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Asset Allocation Portfolio

Asset Allocation Portfolio

Northwestern Mutual Series Fund, Inc.

Schedule of Investments

June 30, 2006 (unaudited)

Domestic Common Stocks and Warrants (38.4%)	Shares/ $ Par	Value $ (000’s)

Large Cap Common Stocks (28.7%)

Consumer Discretionary (4.6%)
*Comcast Corp. — Class A	11,300	370
Federated Department Stores, Inc.	20,900	765
Fortune Brands, Inc.	14,200	1,008
Hilton Hotels Corp.	21,000	594
J.C. Penney Co., Inc.	15,700	1,060
Johnson Controls, Inc.	9,600	789
*Kohl’s Corp.	12,400	733
The McGraw-Hill Companies, Inc.	14,500	728
*MGM Mirage	13,300	543
News Corp. — Class A	45,200	867
NIKE, Inc. — Class B	6,300	510
Omnicom Group, Inc.	9,000	802
Staples, Inc.	29,650	721
Starwood Hotels & Resorts Worldwide, Inc.	13,100	790
Target Corp.	18,500	904
The Walt Disney Co.	21,500	645

Total		11,829

Consumer Staples (2.3%)
Altria Group, Inc.	19,500	1,431
CVS Corp.	29,600	909
PepsiCo, Inc.	21,800	1,309
The Procter & Gamble Co.	15,300	851
Wal-Mart Stores, Inc.	16,400	790
Walgreen Co.	14,600	655

Total		5,945

Energy (2.8%)
Baker Hughes, Inc.	11,200	917
ConocoPhillips	20,300	1,330
EOG Resources, Inc.	7,200	499
Exxon Mobil Corp.	34,100	2,091
Kinder Morgan, Inc.	6,200	619
*Transocean, Inc.	9,500	763
Valero Energy Corp.	15,200	1,011

Total		7,230

Financials (4.7%)
American Express Co.	9,200	490
American International Group, Inc.	16,000	945
Capital One Financial Corp.	9,300	795
The Chubb Corp.	18,200	908
Citigroup, Inc.	16,900	815
Genworth Financial, Inc.	24,100	840
The Goldman Sachs Group, Inc.	5,000	752
Host Hotels & Resorts, Inc.	27,619	604
JPMorgan Chase & Co.	19,500	819
Legg Mason, Inc.	5,000	498

Large Cap Common Stocks (28.7%)	Shares/ $ Par	Value $ (000’s)

Financials continued
Lehman Brothers Holdings, Inc.	8,700	567
Prudential Financial, Inc.	12,100	940
SLM Corp.	14,200	751
The St. Paul Travelers Companies, Inc.	16,500	736
Wachovia Corp.	15,300	827
Wells Fargo & Co.	12,400	832

Total		12,119

Health Care (4.3%)
Abbott Laboratories	17,600	768
Aetna, Inc.	16,700	667
*Amgen, Inc.	15,600	1,017
Baxter International, Inc.	9,900	364
*Boston Scientific Corp.	27,900	470
Caremark Rx, Inc.	8,400	419
Eli Lilly and Co.	9,200	508
*Fisher Scientific International, Inc.	9,400	687
*Genentech, Inc.	9,500	777
*Gilead Sciences, Inc.	13,300	787
Johnson & Johnson	14,800	887
Medtronic, Inc.	17,700	830
Novartis AG, ADR	14,000	755
Pfizer, Inc.	6,200	146
*St. Jude Medical, Inc.	13,600	441
Teva Pharmaceutical Industries, Ltd., ADR	20,800	657
UnitedHealth Group, Inc.	9,100	407
*Zimmer Holdings, Inc.	10,500	596

Total		11,183

Industrials (3.4%)
Burlington Northern Santa Fe Corp.	6,800	539
Caterpillar, Inc.	8,500	633
Danaher Corp.	13,800	888
Emerson Electric Co.	10,000	838
FedEx Corp.	7,300	853
General Electric Co.	67,500	2,224
Honeywell International, Inc.	19,000	766
ITT Corp.	7,000	347
Norfolk Southern Corp.	17,300	920
United Technologies Corp.	13,400	850

Total		8,858

Information Technology (4.8%)
Accenture, Ltd. — Class A	26,800	759
*Affiliated Computer Services, Inc. — Class A	10,300	532
*Amdocs, Ltd.	20,900	764
Analog Devices, Inc.	17,400	559
*Broadcom Corp. — Class A	17,700	532
*Cisco Systems, Inc.	35,900	701

Asset Allocation Portfolio

Asset Allocation Portfolio

Large Cap Common Stocks (28.7%)	Shares/ $ Par	Value $ (000’s)

Information Technology continued
*eBay, Inc.	6,000	176
*Electronic Arts, Inc.	12,200	525
*EMC Corp.	29,100	319
First Data Corp.	14,800	667
*Google, Inc. — Class A	2,200	922
Hewlett-Packard Co.	18,400	583
Intel Corp.	22,100	419
International Business Machines Corp.	10,200	783
Maxim Integrated Products, Inc.	15,000	482
Microsoft Corp.	41,400	964
*Oracle Corp.	49,800	722
QUALCOMM, Inc.	17,900	717
Telefonaktiebolaget LM Ericsson, ADR	17,900	591
*Yahoo!, Inc.	20,766	685

Total		12,402

Materials (0.8%)
International Paper Co.	17,100	552
Monsanto Co.	6,800	573
Praxair, Inc.	16,300	881

Total		2,006

Telecommunication Services (0.5%)
AT&T, Inc.	22,200	619
Sprint Nextel Corp.	39,900	798

Total		1,417

Utilities (0.5%)
Exelon Corp.	13,500	768
Questar Corp.	4,900	394
TXU Corp.	4,400	263

Total		1,425

Total Large Cap Common Stocks		74,414

Small Cap Common Stocks (9.7%)

Consumer Discretionary (2.3%)
*Aeropostale, Inc.	3,000	87
*AnnTaylor Stores Corp.	10,625	461
*The Cheesecake Factory, Inc.	3,300	89
Choice Hotels International, Inc.	8,400	509
*Coach, Inc.	9,800	293
*Golf Galaxy, Inc.	6,900	93
*Guitar Center, Inc.	200	9
*Hibbett Sporting Goods, Inc.	7,000	167
*J. Crew Group, Inc.	91	2
Jones Apparel Group, Inc.	5,800	184
*Lamar Advertising Co. — Class A	3,700	199
*LKQ Corp.	3,400	65
Michaels Stores, Inc.	10,700	441
*Morton’s Restaurant Group, Inc.	4,500	69
*O’Reilly Automotive, Inc.	44,200	1,379
Orient-Express Hotels, Ltd. — Class A	10,700	416

Small Cap Common Stocks (9.7%)	Shares/ $ Par	Value $ (000’s)

Consumer Discretionary continued
*Payless ShoeSource, Inc.	3,000	82
PETsMART, Inc.	5,200	133
*Pinnacle Entertainment, Inc.	4,200	129
Polaris Industries, Inc.	1,000	43
Pool Corp.	4,700	205
*Scientific Games Corp.	10,300	367
Station Casinos, Inc.	6,100	415
The Talbots, Inc.	7,300	135
*Williams Scotsman International, Inc.	1,700	37

Total		6,009

Energy (0.9%)
*Cameron International Corp.	3,600	172
*Dril-Quip, Inc.	1,300	107
ENSCO International, Inc.	5,900	272
*FMC Technologies, Inc.	800	54
Frontier Oil Corp.	3,000	97
*Grant Prideco, Inc.	3,800	170
*Grey Wolf, Inc.	10,600	82
*Hydril	1,500	118
*National-Oilwell Varco, Inc.	4,900	310
*Newfield Exploration Co.	3,900	191
Range Resources Corp.	7,100	193
Smith International, Inc.	4,200	187
Tesoro Corp.	1,400	104
*TETRA Technologies, Inc.	3,000	91
Western Refining, Inc.	4,200	91
World Fuel Services Corp.	800	37

Total		2,276

Financials (0.7%)
Assured Guaranty, Ltd.	2,900	74
The Colonial BancGroup, Inc.	7,800	200
Greater Bay Bancorp	3,900	112
Greenhill & Co., Inc.	1,300	79
*Heartland Payment Systems, Inc.	2,700	75
Investors Financial Services Corp.	8,600	386
Nuveen Investments — Class A	3,200	138
optionsXpress Holdings, Inc.	3,161	74
*Portfolio Recovery Associates, Inc.	1,300	59
*SVB Financial Group	4,300	195
*Trammell Crow Co.	10,100	355

Total		1,747

Health Care (2.4%)
*Adams Respiratory Therapeutics, Inc.	2,366	106
*Caremark Rx, Inc.	14,836	740
*Centene Corp.	2,200	52
*Cytyc Corp.	7,200	183
*DaVita, Inc.	32,550	1,617
*Foxhollow Technologies, Inc.	4,000	109
*Horizon Health Corp.	6,600	138
*Intuitive Surgical, Inc.	1,100	130
*Kinetic Concepts, Inc.	6,500	287

Asset Allocation Portfolio

Asset Allocation Portfolio

Small Cap Common Stocks (9.7%)	Shares/ $ Par	Value $ (000’s)

Health Care continued
*Kyphon, Inc.	8,900	341
LCA-Vision, Inc.	1,800	95
*Lincare Holdings, Inc.	19,000	719
*Nighthawk Radiology Holdings, Inc.	300	5
*Patterson Companies, Inc.	6,100	213
*Providence Service Corp.	3,000	82
*PSS World Medical, Inc.	4,200	74
*Psychiatric Solutions, Inc.	13,200	378
*Radiation Therapy Services, Inc.	7,900	213
*Symbion, Inc.	5,100	106
*Varian Medical Systems, Inc.	7,400	350
*Ventana Medical Systems, Inc.	2,000	94

Total		6,032

Industrials (1.8%)
*ACCO Brands Corp.	1,600	35
*The Advisory Board Co.	2,200	106
*Beacon Roofing Supply, Inc.	7,650	168
Brady Corp. — Class A	3,500	129
Bucyrus International, Inc. — Class A	1,200	61
C.H. Robinson Worldwide, Inc.	15,300	815
The Corporate Executive Board Co.	3,400	341
Expeditors International of Washington, Inc.	3,400	190
Forward Air Corp.	6,200	253
*Huron Consulting Group, Inc.	3,600	126
*ICT Group, Inc.	3,100	76
*IntercontinentalExchange, Inc.	1,515	88
J.B. Hunt Transport Services, Inc.	10,200	254
Knight Transportation, Inc.	26,137	528
*Marlin Business Services Corp.	5,000	113
*Marten Transport, Ltd.	5,639	123
MSC Industrial Direct Co., Inc. — Class A	7,500	357
*Nutri/System, Inc.	2,300	143
Ritchie Bros. Auctioneers, Inc.	3,900	207
Robert Half International, Inc.	12,000	504
*Stericycle, Inc.	1,900	124

Total		4,741

Information Technology (1.5%)
*Activision, Inc.	7,621	87
*Alliance Data Systems Corp.	6,800	400
*Altera Corp.	9,200	161
Amphenol Corp. — Class A	5,500	308
*ATI Technologies, Inc.	15,900	232
*Bankrate, Inc.	1,300	49
*Blackboard, Inc.	2,700	78
*Cognos, Inc.	2,500	71
*Cree, Inc.	7,700	183
*Eagle Test Systems, Inc.	2,200	31
*Essex Corp.	5,300	98
*Euronet Worldwide, Inc.	2,200	84
Harris Corp.	6,500	270

Small Cap Common Stocks (9.7%)	Country	Shares/ $ Par	Value $ (000’s)

Information Technology continued
*Kenexa Corp.		1,600	51
KLA-Tencor Corp.		3,100	129
Microchip Technology, Inc.		10,700	359
*MKS Instruments, Inc.		3,600	72
*NAVTEQ Corp.		3,200	143
Paychex, Inc.		7,200	281
*RADWARE, Ltd.		4,700	60
*RF Micro Devices, Inc.		7,800	47
*RSA Security, Inc.		2,100	57
*Semtech Corp.		8,900	129
*Sonic Solutions		4,100	68
*Tessera Technologies, Inc.		3,700	102
*THQ, Inc.		1,750	38
*VeriFone Holdings, Inc.		5,300	162
*Verint Systems, Inc.		5,300	155
*Visicu, Inc.		200	4

Total			3,909

Materials (0.0%)
*VeraSun Energy Corp.		171	4

Total			4

Telecommunication Services (0.1%)
*NeuStar, Inc. — Class A		8,800	297

Total			297

Utilities (0.0%)
ITC Holdings Corp.		200	5

Total			5

Total Small Cap Common Stocks			25,020

Warrants (0.0%)

Gaming/Leisure/Lodging (0.0%)
Shreveport Gaming Holdings, Inc.		298	4

Total			4

Information Technology (0.0%)
*Belluna Co. Ltd. — Warrants		307	1

Total			1

Total Warrants			5

Total Domestic Common Stocks and Warrants (Cost: $85,807)			99,439

Foreign Common Stocks (16.7%)

Basic Materials (1.2%)
Companhia Vale do Rio Doce, ADR	Brazil	10,400	250
CRH PLC	Ireland	9,765	318
*Cumerio-Strip VVPR	Belgium	75	0
*Grafton Group PLC	Ireland	24,980	315
K+S AG	Germany	4,580	370
Newcrest Mining, Ltd.	Australia	13,165	206
Nissan Chemical Industries, Ltd.	Japan	11,000	137

Asset Allocation Portfolio

Asset Allocation Portfolio

Foreign Common Stocks (16.7%)	Country	Shares/ $ Par	Value $ (000’s)

Basic Materials continued
Pfleiderer AG	Germany	10,320	290
Sumitomo Chemical Co., Ltd.	Japan	46,000	383
Sumitomo Titanium Corp.	Japan	1,900	301
*Syngenta AG	Switzerland	2,395	318
*Umicore-Strip VVPR	Belgium	75	0
Zinifex, Ltd.	Australia	29,015	216

Total			3,104

Conglomerates (0.2%)
Grupo Ferrovial SA	Spain	3,655	280
iShares MSCI EAFE Index Fund	United States	3,115	203
TOPIX ETF	Japan	10,200	143

Total			626

Consumer Cyclical (2.1%)
Aisin Seiki Co., Ltd.	Japan	8,900	264
*Banyan Tree Holdings, Ltd.	Singapore	63,000	37
Esprit Holdings, Ltd.	Hong Kong	40,500	331
Industria de Diseno Testil SA	Italy	10,315	436
InterContinental Hotels Group PLC	United Kingdom	21,389	374
*Kuoni Reisen Holding AG	Switzerland	565	317
Leoni AG	Germany	8,780	330
Lindex AB	Sweden	25,175	359
Point, Inc.	Japan	2,860	161
Publicis Groupe	France	10,070	389
Ryohin Keikaku Co., Ltd.	Japan	4,500	369
Shimamura Co.	Japan	2,600	285
Sol Melia SA	Spain	13,520	218
Sportingbet PLC	United Kingdom	51,730	376
*Urbi Desarollos Urbanos SA	Mexico	106,515	248
Vtech Holdings, Ltd.	Hong Kong	53,000	276
Wal-Mart de Mexico SA de CV	Mexico	133,770	366
Wolters Kluwer NV	Netherlands	13,410	317

Total			5,453

Consumer Non-Cyclical (1.0%)
Adidas AG	Germany	7,090	339
Coca-Cola Hellenic Bottling Co. SA	Greece	9,835	293
Davide Campari-Milano SPA	Italy	28,205	292
Hugo Boss AG	Germany	6,880	290
Natura Cosmeticos SA	Brazil	35,700	363
Puma AG Rudolf Dassler Sport	Germany	660	257
Reckitt Benckiser PLC	United Kingdom	9,755	364
Woolworths, Ltd.	Australia	27,665	415

Total			2,613

Foreign Common Stocks (16.7%)	Country	Shares/ $ Par	Value $ (000’s)

Energy (1.0%)
*Aker Drilling ASA	Norway	38,095	188
BG Group	United Kingdom	38,685	518
Canadian Natural Resources, Ltd.	Canada	4,975	278
*Geo ASA	Norway	18,125	122
*Petrojarl ASA	Norway	5,085	33
*Petroleum Geo-Services ASA	Norway	5,085	287
Tenaris SA, ADR	Italy	9,325	378
*TGS Nopec Geophysical Co. ASA	Norway	27,240	481
*Western Oil Sands, Inc.	Canada	9,170	253

Total			2,538

Financials (4.1%)
Admiral Group PLC	United Kingdom	34,995	402
Allianz AG	Germany	2,235	353
Allied Irish Banks PLC	Ireland	11,450	275
Anglo Irish Bank Corp. PLC	Ireland	41,346	642
Ardepro Co., Ltd.	Japan	197	315
Azimut Holding SPA	Italy	19,060	199
*Banco Espanol de Credito SA	Spain	22,060	388
BNP Paribas	France	5,021	481
The Chiba Bank, Ltd.	Japan	44,000	411
Credit Saison Co.	Japan	7,500	355
Credit Suisse Group	Switzerland	6,470	362
DNB NOR ASA	Norway	31,450	390
Erste Bank Der Oesterreichischen Sparkassen AG	Austria	9,053	509
Fondiaria — Sai SPA	Italy	8,785	359
Hopewell Holdings, Ltd.	Hong Kong	113,000	317
Hypo Real Estate Holding AG	Germany	6,845	416
Hysan Development Co., Ltd.	Hong Kong	134,000	380
IKB Deutsche Industriebank AG	Germany	8,270	303
ING Groep NV	Netherlands	11,110	437
Kenedix, Inc.	Japan	64	278
Kookmin Bank	Korea	5,940	488
Korean Reinsurance Co.	Korea	28,450	319
Manulife Financial Corp.	Canada	11,450	364
*NETeller PLC	United Kingdom	17,785	196
*NorGani Hotels ASA	Norway	25,535	262
*Norwegian Property ASA	Norway	14,270	110
OTP Bank PLC	Hungary	1,910	54
Swiss Life Holding	Switzerland	1,845	432

Asset Allocation Portfolio

Asset Allocation Portfolio

Foreign Common Stocks (16.7%)	Country	Shares/ $ Par	Value $ (000’s)

Financials continued
The Toronto-Dominion Bank	Canada	5,475	278
Unicredito Italiano SPA	Italy	47,320	370

Total			10,445

Health Care (1.3%)
CSL, Ltd.	Australia	8,245	329
Egis PLC	Hungary	2,215	273
Elekta AB	Sweden	16,630	282
*Neurochem, Inc.	Canada	10,670	112
Nobel Biocare Holding AG	Switzerland	1,900	452
Roche Holding AG	Switzerland	2,035	336
Schwarz Pharma AG	Germany	4,755	426
Shire PLC, ADR	United Kingdom	6,275	278
Synthes, Inc.	Switzerland	3,130	378
Takeda Pharmaceutical Co., Ltd.	Japan	5,900	367
Tecan Group AG	Switzerland	2,875	155

Total			3,388

Industrial Goods and Services (2.7%)
ABB, Ltd.	Switzerland	10,640	137
ABB, Ltd., ADR	Switzerland	10,640	138
*Alstom	France	4,450	407
Atlas Copco AB	Sweden	14,510	403
BAE Systems PLC	United Kingdom	32,765	224
Cae, Inc.	Canada	42,415	324
Capita Group PLC	United Kingdom	37,325	319
Chiyoda Corp.	Japan	17,000	348
Daewoo Shipbuilding & Marine Engineering Co.	Korea	11,240	331
*Deutz AG	Germany	12,690	99
*Fiat SPA	Italy	18,420	245
Finmeccanica SPA	Italy	18,150	403
Kitz Corp.	Japan	29,000	220
Koninklijke BAM Groep NV	Netherlands	23,000	458
Kubota Corp.	Japan	40,000	379
Metso Corp.	Finland	9,710	352
Michael Page International PLC	United Kingdom	47,225	306
Neopost SA	France	3,880	442
OSG Corp.	Japan	18,000	303
SGS SA	Switzerland	415	394
Star Micronics Co., Ltd.	Japan	19,000	384
*Thielert AG	Germany	600	18
Tianjin Development Holdings, Ltd.	Hong Kong	134,000	83
Vinci SA	France	3,960	408

Total			7,125

Technology (1.7%)
Arrk Corp.	Japan	6,800	161
Axell Corp.	Japan	48	169

Foreign Common Stocks (16.7%)	Country	Shares/ $ Par	Value $ (000’s)

Technology continued
Cap Gemini SA	France	7,940	453
*Gresham Computing PLC	United Kingdom	38,450	71
High Tech Computer Corp.	Taiwan	13,000	357
Hoya Corp.	Japan	7,800	277
Ibiden Co., Ltd.	Japan	8,800	423
Infosys Technologies, Ltd.	India	5,806	389
*Kontron AG	Germany	32,311	373
*Option NV	Belgium	8,560	205
Solomon Systech International, Ltd.	Hong Kong	497,000	125
Sumco Corp.	Japan	7,400	422
*Tandberg Television ASA	Norway	25,470	422
Telechips, Inc.	Korea	8,959	174
*United Test and Assembly Center, Ltd.	Singapore	719,000	366

Total			4,387

Telecommunications (0.3%)
*Iliad SA	France	3,385	283
Telenor ASA	Norway	18,700	226
Vodafone Group PLC	United Kingdom	155,150	331

Total			840

Transportation (0.5%)
Canadian National Railway Co.	Canada	6,890	301
Kuehne & Nagel International AG	Switzerland	5,875	428
*PT Berlian Laju Tanker Tbk	Indonesia	1,462,000	273
TNT NV	Netherlands	9,900	354

Total			1,356

Utilities (0.6%)
Companhia de Concessoes Rodoviarias	Brazil	26,880	220
Electricite de France	France	4,975	262
Iberdrola SA	Italy	10,535	362
*Obrascon Huarte Lain Brasil SA	Brazil	6,500	74
Red Electrica de Espana	Italy	9,270	320
RWE AG	Germany	3,490	291

Total			1,529

Total Foreign Common Stocks (Cost: $34,511)			43,404

Asset Allocation Portfolio

Asset Allocation Portfolio

Investment Grade Segment (7.2%)	Shares/ $ Par	Value $ (000’s)

Aerospace/Defense (0.5%)
BAE Systems Holdings, Inc., 4.75%, 8/15/10 144A	145,000	139
BAE Systems Holdings, Inc., 5.20%, 8/15/15 144A	65,000	61
Boeing Capital Corp., 4.75%, 8/25/08	255,000	251
General Dynamics Corp., 3.00%, 5/15/08	305,000	291
General Dynamics Corp., 4.25%, 5/15/13	50,000	46
Lockheed Martin Corp., 8.50%, 12/1/29	70,000	88
Raytheon Co., 5.50%, 11/15/12	305,000	298

Total		1,174

Auto Manufacturing (0.1%)
DaimlerChrysler NA Holdings Corp., 5.75%, 5/18/09	155,000	154

Total		154

Banking (0.7%)
Bank of America Corp., 7.40%, 1/15/11	115,000	122
Bank of New York, 4.95%, 1/14/11	75,000	73
Bank One Corp., 5.25%, 1/30/13	235,000	227
BB&T Corp., 4.90%, 6/30/17	55,000	50
Compass Bank, 5.50%, 4/1/20	55,000	52
Deutsche Bank Capital Funding Trust, 5.628%, 1/19/16 144A	135,000	125
National Australia Bank, Ltd., 4.80%, 4/6/10 144A	199,000	193
Residential Capital Corp., 6.00%, 2/22/11	250,000	241
Residential Capital Corp., 6.50%, 4/17/13	220,000	216
State Street Bank and Trust Co., 5.30%, 1/15/16	250,000	239
UnionBanCal Corp., 5.25%, 12/16/13	50,000	48
Wachovia Corp., 5.35%, 3/15/11	175,000	173
Zions Bancorporation, 5.50%, 11/16/15	125,000	119

Total		1,878

Beverage/Bottling (0.2%)
Anheuser-Busch Companies, Inc., 7.50%, 3/15/12	23,000	25
Bottling Group LLC, 5.50%, 4/1/16	65,000	63
Coca-Cola Enterprises, Inc., 5.375%, 8/15/06	75,000	75
Diageo Capital PLC, 4.375%, 5/3/10	45,000	43

Investment Grade Segment (7.2%)	Shares/ $ Par	Value $ (000’s)

Beverage/Bottling continued
PepsiAmericas, Inc., 4.875%, 1/15/15	150,000	138
SABMiller PLC, 6.20%, 7/1/11 144A	155,000	156

Total		500

Cable/Media/Broadcasting/Satellite (0.6%)
CBS Corp., 5.625%, 5/1/07	1,000,000	998
Comcast Corp., 6.45%, 3/15/37	65,000	61
News America, Inc., 6.40%, 12/15/35	30,000	28
TCI Communications, Inc., 8.75%, 8/1/15	60,000	69
Time Warner Entertainment Co. LP, 7.25%, 9/1/08	255,000	262
Time Warner Entertainment Co. LP, 8.375%, 7/15/33	20,000	23
Viacom, Inc., 6.25%, 4/30/16 144A	30,000	29

Total		1,470

Conglomerate/Diversified Manufacturing (0.0%)
Honeywell International, Inc., 5.40%, 3/15/16	30,000	29

Total		29

Consumer Products (0.2%)
The Clorox Co., 4.20%, 1/15/10	150,000	143
Fortune Brands, Inc., 5.375%, 1/15/16	45,000	42
Fortune Brands, Inc., 5.875%, 1/15/36	25,000	22
The Gillette Co., 2.50%, 6/1/08	350,000	330

Total		537

Electric Utilities (1.2%)
Carolina Power & Light, Inc., 6.50%, 7/15/12	20,000	21
Commonwealth Edison Co., 5.90%, 3/15/36	30,000	28
Consumer Energy Co., 4.80%, 2/17/09	310,000	300
DTE Energy Co., 7.05%, 6/1/11	380,000	394
Duke Energy Corp., 6.45%, 10/15/32	100,000	99
Duquesne Light Holdings, Inc., 5.50%, 8/15/15	95,000	89
Entergy Mississippi, Inc., 6.25%, 4/1/34	55,000	50
Florida Power Co., 4.50%, 6/1/10	178,000	170
FPL Group Capital, Inc., 5.551%, 2/16/08	235,000	234

Asset Allocation Portfolio

Asset Allocation Portfolio

Investment Grade Segment (7.2%)	Shares/ $ Par	Value $ (000’s)

Electric Utilities continued
Indiana Michigan Power, 5.05%, 11/15/14	160,000	148
Kiowa Power Partners LLC, 4.811%, 12/30/13 144A	67,892	65
Kiowa Power Partners LLC, 5.737%, 3/30/21 144A	100,000	93
MidAmerican Energy Holdings Co., 6.125%, 4/1/36 144A	15,000	14
Nevada Power Co., 5.875%, 1/15/15	95,000	90
Nevada Power Co., 6.50%, 5/15/18 144A	95,000	93
Ohio Edison Co., 6.875%, 7/15/36	45,000	46
Oncor Electric Delivery Co., 7.00%, 9/1/22	90,000	93
PacifiCorp, 5.45%, 9/15/13	240,000	234
PPL Electric Utilities Corp., 4.30%, 6/1/13	125,000	113
PPL Electric Utilities Corp., 5.875%, 8/15/07	40,000	40
PPL Electric Utilities Corp., 6.25%, 8/15/09	10,000	10
Progress Energy, Inc., 6.85%, 4/15/12	60,000	62
Public Service Electric & Gas Co., 5.00%, 1/1/13	100,000	95
Puget Energy, Inc., 3.363%, 6/1/08	115,000	110
Tampa Electric Co., 6.55%, 5/15/36	30,000	30
Virginia Electric & Power Co., 6.00%, 1/15/36	110,000	101
Xcel Energy, Inc., 6.50%, 7/1/36	50,000	49

Total		2,871

Food Processors (0.2%)
Kellogg Co., 6.60%, 4/1/11	295,000	305
Kraft Foods, Inc., 6.25%, 6/1/12	120,000	121

Total		426

Gaming/Lodging/Leisure (0.1%)
Harrah’s Operating Co., Inc., 5.75%, 10/1/17	90,000	82
Harrah’s Operating Co., Inc., 6.50%, 6/1/16	25,000	24
Royal Caribbean Cruises, Ltd., 7.00%, 6/15/13	160,000	159

Total		265

Gas Pipelines (0.1%)
Consolidated Natural Gas Co., 5.00%, 12/1/14	130,000	120
Kinder Morgan Energy Partners LP, 7.30%, 8/15/33	100,000	102

Total		222

Investment Grade Segment (7.2%)	Shares/ $ Par	Value $ (000’s)

Independent Finance (0.1%)
HSBC Finance Corp., 4.125%, 11/16/09	195,000	185
International Lease Finance Corp., 4.75%, 1/13/12	100,000	95
iStar Financial, Inc., 5.15%, 3/1/12	90,000	86

Total		366

Information/Data Technology (0.1%)
Cisco Systems, Inc., 5.50%, 2/22/16	160,000	154

Total		154

Machinery (0.0%)
John Deere Capital Corp., 4.50%, 8/25/08	70,000	68

Total		68

Oil and Gas (0.5%)
Amerada Hess Corp., 7.125%, 3/15/33	15,000	16
Anadarko Finance Co., 7.50%, 5/1/31	60,000	64
Conoco Funding Co., 6.35%, 10/15/11	215,000	221
Devon Energy Corp., 7.95%, 4/15/32	15,000	17
Kinder Morgan, Inc., 5.35%, 1/5/11	220,000	203
Nexen, Inc., 5.875%, 3/10/35	15,000	13
Occidental Petroleum, 4.00%, 11/30/07	120,000	117
Occidental Petroleum, 10.125%, 9/15/09	120,000	136
Pemex Project Funding Master Trust, 5.75%, 12/15/15	365,000	337
Petro-Canada, 5.95%, 5/15/35	85,000	78
Pioneer Natural Resource, 6.875%, 5/1/18	80,000	77
Talisman Energy, Inc., 5.85%, 2/1/37	90,000	79
XTO Energy, Inc., 5.30%, 6/30/15	15,000	14

Total		1,372

Other Finance (0.1%)
SLM Corp., 5.45%, 4/25/11	255,000	251

Total		251

Other Services (0.0%)
Waste Management, Inc., 5.00%, 3/15/14	50,000	47

Total		47

Paper and Forest Products (0.0%)
Weyerhaeuser Co., 7.375%, 3/15/32	45,000	46

Total		46

Asset Allocation Portfolio

Asset Allocation Portfolio

Investment Grade Segment (7.2%)	Shares/ $ Par	Value $ (000’s)

Pharmaceuticals (0.1%)
Abbott Laboratories, 3.75%, 3/15/11	260,000	239

Total		239

Property and Casualty Insurance (0.3%)
Berkley (WR) Corp., 9.875%, 5/15/08	600,000	644
Berkshire Hathaway Finance, 3.40%, 7/2/07	250,000	245

Total		889

Railroads (0.3%)
Burlington Northern Santa Fe, 6.125%, 3/15/09	240,000	243
Canadian National Railway Co., 5.80%, 6/1/16	30,000	30
Union Pacific Corp., 3.875%, 2/15/09	240,000	229
Union Pacific Corp., 7.375%, 9/15/09	240,000	251

Total		753

Real Estate Investment Trusts (0.4%)
Archstone-Smith Operating Trust, 5.25%, 12/1/10	50,000	49
Developers Diversified Realty Corp., 5.375%, 10/15/12	80,000	77
ERP Operating LP, 5.25%, 9/15/14	120,000	114
First Industrial LP, 5.25%, 6/15/09	50,000	49
HRPT Properties Trust, 5.75%, 11/1/15	65,000	62
ProLogis, 5.50%, 3/1/13	85,000	82
ProLogis, 5.75%, 4/1/16	85,000	82
Rouse Co. LP/TRC Co-Issuer, Inc., 6.75%, 5/1/13 144A	220,000	214
Simon Property Group LP, 5.375%, 6/1/11	245,000	239
Simon Property Group LP, 6.10%, 5/1/16	95,000	94

Total		1,062

Retail Food and Drug (0.1%)
CVS Corp., 4.875%, 9/15/14	125,000	114
Delhaize America, Inc., 8.125%, 4/15/11	155,000	163

Total		277

Retail Stores (0.5%)
Federated Department Stores, 6.30%, 4/1/09	320,000	324
The Home Depot, Inc., 5.40%, 3/1/16	140,000	134
J.C. Penney Co., Inc., 6.875%, 10/15/15	30,000	31
May Department Stores Co., 6.65%, 7/15/24	15,000	15

Investment Grade Segment (7.2%)	Shares/ $ Par	Value $ (000’s)

Retail Stores continued
Target Corp., 5.40%, 10/1/08	715,000	712

Total		1,216

Security Brokers and Dealers (0.2%)
Credit Suisse First Boston USA, Inc., 6.125%, 11/15/11	195,000	198
Goldman Sachs Group, Inc., 5.15%, 1/15/14	190,000	180
Lehman Brothers Holdings, Inc., 5.50%, 4/4/16	70,000	67
Merrill Lynch & Co., Inc., 5.00%, 1/15/15	80,000	74
Morgan Stanley, 5.375%, 10/15/15	135,000	128

Total		647

Telecommunications (0.6%)
ALLTELL Corp., 4.656%, 5/17/07	100,000	99
(e)AT&T Corp., 8.00%, 11/15/31	110,000	126
Cingular Wireless LLC, 7.125%, 12/15/31	130,000	135
Deutsche Telekom International Finance, 5.75%, 3/23/16	120,000	113
Embarq Corp., 6.738%, 6/1/13	50,000	50
Embarq Corp., 7.082%, 6/1/16	80,000	80
Embarq Corp., 7.995%, 6/1/36	65,000	65
France Telecom SA, 8.50%, 3/1/31	55,000	66
Sprint Capital Corp., 8.375%, 3/15/12	185,000	204
Sprint Capital Corp., 8.75%, 3/15/32	55,000	66
Telecom Italia Capital, 4.00%, 1/15/10	130,000	122
Telefonica Emisiones SAU, 7.045%, 6/20/36	30,000	30
Verizon Communications, Inc., 5.55%, 2/15/16	70,000	66
Verizon Global Funding Corp., 5.85%, 9/15/35	140,000	122
Vodafone Group PLC, 5.50%, 6/15/11	160,000	156
Vodafone Group PLC, 5.75%, 3/15/16	30,000	29

Total		1,529

Vehicle Parts (0.0%)
Johnson Controls, Inc., 5.50%,1/15/16	60,000	57
Johnson Controls, Inc., 6.00%,1/15/36	30,000	28

Total		85

Asset Allocation Portfolio

Asset Allocation Portfolio

Investment Grade Segment (7.2%)	Shares/ $ Par	Value $ (000’s)

Yankee Sovereign (0.0%)
United Mexican States, 5.625%, 1/15/17	110,000	102

Total		102

Total Investment Grade Segment (Cost: $19,326)		18,629

Governments (6.2%)

Governments (6.2%)
(e)BECCS, 14.00%, 11/15/11	500,000	491
Federal Home Loan Bank, 6.00%, 5/13/13	200,000	188
Housing & Urban Development, 6.08%, 8/1/13	100,000	102
(f)Japan Government, 0.10%, 1/20/07	105,000,000	916
Overseas Private Investment, 4.10%, 11/15/14	106,320	99
(e)Tennessee Valley Authority Stripped, 8.25%, 4/15/42	1,000,000	763
US Treasury, 4.375%, 12/15/10	2,685,000	2,608
US Treasury, 4.50%, 2/28/11	3,651,000	3,560
US Treasury, 4.50%, 2/15/16	1,447,000	1,377
US Treasury, 4.50%, 2/15/36	494,000	443
US Treasury, 4.625%, 2/29/08	1,205,000	1,194
US Treasury, 4.875%, 4/30/08	213,000	212
US Treasury, 4.875%, 4/30/11	774,000	766
US Treasury, 4.875%, 5/31/11	455,000	450
US Treasury, 4.875%, 2/15/12	95,000	94
US Treasury, 5.125%, 5/15/16	585,000	584
US Treasury, 5.375%, 2/15/31	1,002,000	1,019
US Treasury Inflation Index Bond, 2.00%, 1/15/16	1,216,913	1,162

Total Governments (Cost: $16,278)		16,028

Structured Products (10.5%)

Structured Products (10.5%)
Banc of America Mortgage Securities, 4.657%, 8/25/34	288,000	281

Structured Products (10.5%)	Shares/ $ Par	Value $ (000’s)

Structured Products continued
Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-4, Class A6, 3.51131%, 6/25/34	645,000	613
CenterPoint Energy Transition Bond Co. LLC, 5.17%, 8/1/19	140,000	134
Federal Home Loan Mortgage Corp., 4.00%, 10/1/20	159,192	147
Federal Home Loan Mortgage Corp., 4.50%, 5/1/19	243,863	231
Federal Home Loan Mortgage Corp., 4.50%, 7/1/20	533,002	503
Federal Home Loan Mortgage Corp., 5.00%, 11/1/19	385,073	371
Federal Home Loan Mortgage Corp., 5.00%, 2/1/20	54,188	53
Federal Home Loan Mortgage Corp., 5.00%, 5/1/20	552,183	532
Federal Home Loan Mortgage Corp., 5.00%, 10/1/20	202,260	195
Federal Home Loan Mortgage Corp., 5.00%, 11/1/35	1,143,365	1,068
Federal Home Loan Mortgage Corp., 5.00%, 12/1/35	2,045,074	1,910
Federal Home Loan Mortgage Corp., 5.50%, 9/1/19	70,922	70
Federal Home Loan Mortgage Corp., 5.50%, 11/1/19	205,999	202
Federal Home Loan Mortgage Corp., 5.50%, 12/1/19	40,142	39
Federal Home Loan Mortgage Corp., 5.50%, 3/1/20	274,462	270
Federal Home Loan Mortgage Corp., 5.50%, 6/1/35	156,567	150
Federal Home Loan Mortgage Corp., 5.50%, 10/1/35	447,670	431
Federal Home Loan Mortgage Corp., 6.50%, 5/1/34	60,774	61
Federal Home Loan Mortgage Corp., 6.50%, 3/1/36	143,769	145

Asset Allocation Portfolio

Asset Allocation Portfolio

Structured Products (10.5%)	Shares/ $ Par	Value $ (000’s)

Structured Products continued
Federal National Mortgage Association, 4.50%, 6/1/19	478,781	453
Federal National Mortgage Association, 4.50%, 12/1/19	56,321	53
Federal National Mortgage Association, 4.50%, 4/1/20	152,052	144
Federal National Mortgage Association, 4.50%, 7/1/20	309,613	293
Federal National Mortgage Association, 4.50%, 9/1/35	930,999	844
Federal National Mortgage Association, 4.50%, 10/1/35	1,152,017	1,044
Federal National Mortgage Association, 5.00%, 3/1/20	229,447	221
Federal National Mortgage Association, 5.00%, 4/1/20	91,986	89
Federal National Mortgage Association, 5.00%, 5/1/20	382,668	369
Federal National Mortgage Association, 5.00%, 7/1/20	288,543	278
Federal National Mortgage Association, 5.00%, 11/1/34	1,116,085	1,047
Federal National Mortgage Association, 5.00%, 4/1/35	184,398	172
Federal National Mortgage Association, 5.00%, 7/1/35	491,682	460
Federal National Mortgage Association, 5.00%, 10/1/35	92,587	87
Federal National Mortgage Association, 5.17%, 1/1/16	217,601	209
Federal National Mortgage Association, 5.285%, 4/1/16	655,075	634
Federal National Mortgage Association, 5.32%, 4/1/14	141,184	138
Federal National Mortgage Association, 5.50%, 10/1/34	637,113	614
Federal National Mortgage Association, 5.50%, 3/1/35	227,620	219
Federal National Mortgage Association, 5.50%, 7/1/35	83,166	80
Federal National Mortgage Association, 5.50%, 8/1/35	147,610	142
Federal National Mortgage Association, 5.50%, 9/1/35	1,456,292	1,400
Federal National Mortgage Association, 5.50%, 10/1/35	1,502,741	1,443
Federal National Mortgage Association, 5.50%, 11/1/35	1,086,434	1,045
Federal National Mortgage Association, 6.00%, 10/1/34	624,084	615
Federal National Mortgage Association, 6.00%, 11/1/34	497,733	491
Federal National Mortgage Association, 6.00%, 5/1/35	179,286	176
Federal National Mortgage Association, 6.00%, 6/1/35	337,711	333

Structured Products (10.5%)	Shares/ $ Par	Value $ (000’s)

Structured Products continued
Federal National Mortgage Association, 6.00%, 7/1/35	293,654	289
Federal National Mortgage Association, 6.00%, 8/1/35	76,265	75
Federal National Mortgage Association, 6.00%, 10/1/35	218,925	216
Federal National Mortgage Association, 6.00%, 11/1/35	409,385	403
Federal National Mortgage Association, 6.50%, 11/1/35	189,574	191
Federal National Mortgage Association, 6.50%, 12/1/35	468,853	471
Federal National Mortgage Association, 6.50%, 4/1/36	125,387	126
Federal National Mortgage Association — Aces, Series 2006-M1, Class B, 5.355%, 2/25/16	555,000	536
Final Maturity Amortizing Notes, 4.45%, 8/25/12	522,454	496
Freddie Mac, 4.50%, 10/15/33	127,000	121
GS Auto Loan Trust, Series 2005-1, Class A3, 4.45%, 5/17/10	458,000	451
Massachusetts RRB Special Purpose Trust, Series 2001-1, Class A, 6.53%, 6/1/15	108,690	112
USAA Auto Owner Trust, Series 2006-1, Class A3, 5.01%, 9/15/10	1,370,000	1,357
Washington Mutual Asset Securities Corp., 4.065%, 10/25/33	144,000	139
Washington Mutual Asset Securities Corp., 3.83%, 1/25/35 144A	434,189	413
Washington Mutual, Inc., 5.00%, 3/22/12	70,000	67
World Omni Auto Receivables Trust, Series 2005-B, Class A3, 4.40%, 5/20/09	240,000	237
World Omni Auto Receivables Trust, Series 2006-A, Class A3, 5.01%, 10/15/10	997,000	988

Total Structured Products (Cost: $27,937)		27,187

Below Investment Grade Segment (6.8%)

Aerospace/Defense (0.1%)
L-3 Communications Corp., 6.125%, 7/15/13	55,000	52

Asset Allocation Portfolio

Asset Allocation Portfolio

Below Investment Grade Segment (6.8%)	Shares/ $ Par	Value $ (000’s)

Aerospace/Defense continued
L-3 Communications Corp., 6.375%, 10/15/15	35,000	33
L-3 Communications Corp., 7.625%, 6/15/12	55,000	57

Total		142

Autos/Vehicle Parts (0.4%)
Arvinmeritor, Inc., 8.75%, 3/1/12	91,000	89
Ford Motor Co., 7.45%, 7/16/31	60,000	43
Ford Motor Credit Co., 7.375%, 2/1/11	95,000	85
Ford Motor Credit Co., 8.625%, 11/1/10	85,000	80
General Motors Acceptance Corp., 6.75%, 12/1/14	65,000	60
General Motors Acceptance Corp., 6.875%, 9/15/11	220,000	210
General Motors Acceptance Corp., 7.75%, 1/19/10	110,000	109
General Motors Corp., 8.375%, 7/15/33	125,000	101
The Goodyear Tire & Rubber Co., 7.857%, 8/15/11	135,000	125
TRW Automotive, Inc., 9.375%, 2/15/13	30,000	32

Total		934

Basic Materials (0.5%)
Abitibi-Consolidated, Inc., 7.75%, 6/15/11	119,000	109
Arch Western Finance LLC, 6.75%, 7/1/13	85,000	81
BCP Caylux Holding, 9.625%, 6/15/14	43,000	47
Bowater Canada Finance, 7.95%, 11/15/11	60,000	57
Cascades, Inc., 7.25%, 2/15/13	35,000	32
Crown Americas Inc., 7.625%, 11/15/13 144A	71,000	70
Crown Americas Inc., 7.75%, 11/15/15 144A	60,000	59
Equistar Chemicals LP, 8.75%, 2/15/09	70,000	72
Equistar Chemicals LP, 10.625%, 5/1/11	115,000	123
Georgia-Pacific Corp., 7.70%, 6/15/15	30,000	29
Georgia-Pacific Corp., 8.125%, 5/15/11	55,000	55
Graham Packaging Co., 9.875%, 10/15/14	34,000	34
Graphic Packaging International Corp., 9.50%, 8/15/13	30,000	30
Hexion US Finance Corp., 9.00%, 7/15/14	38,000	38

Below Investment Grade Segment (6.8%)	Shares/ $ Par	Value $ (000’s)

Basic Materials continued
Huntsman LLC, 11.50%, 7/15/12	50,000	56
Ineos Group Holdings PLC, 8.50%, 2/15/16 144A	70,000	66
Invista, 9.25%, 5/1/12 144A	55,000	58
Jefferson Smurfit, Corp., 7.50%, 6/1/13	45,000	40
Massey Energy Co., 6.875%, 12/15/13 144A	125,000	116
Norampac Inc., 6.75%, 6/1/13	45,000	41
Novelis, Inc., 7.75%, 2/15/15 144A	47,000	45
Owens-Brockway Glass Container, Inc., 6.75%, 12/1/14	66,000	61
Owens-Brockway Glass Container, Inc., 7.75%, 5/15/11	115,000	116
Rockwood Specialties Group, Inc., 10.265%, 5/15/11	73,000	78
Smurfit-Stone Container, 8.375%, 7/1/12	130,000	123

Total		1,636

Builders/Building Materials (0.2%)
Beazer Homes USA, Inc., 6.50%, 11/15/13	39,000	35
Beazer Homes USA, Inc., 6.875%, 7/15/15	16,000	15
K. Hovnanian Enterprises, Inc., 7.50%, 5/15/16	25,000	23
K. Hovnanian Enterprises, Inc., 7.75%, 5/15/13	105,000	96
KB Home, 5.75%, 2/1/14	46,000	40
KB Home, 7.25%, 6/15/18	32,000	30
KB Home, 7.75%, 2/1/10	60,000	60
Standard Pacific Corp., 6.50%, 8/15/10	95,000	89
Technical Olympic USA, Inc., 9.00%, 7/1/10	50,000	49
Technical Olympic USA, Inc., 8.25%, 4/1/11 144A	75,000	70

Total		507

Capital Goods (0.2%)
Amsted Industries, Inc., 10.25%, 10/15/11 144A	25,000	27
Case New Holland, Inc., 9.25%, 8/1/11	112,000	118
DA-Lite Screen Co., Inc., 9.50%, 5/15/11	45,000	48
(e)Stanadyne Corp., 12.00%, 2/15/15	65,000	33
Terex Corp. 7.375%, 1/15/14	45,000	45
United Rentals North America, Inc., 6.50%, 2/15/12	165,000	155

Total		426

Asset Allocation Portfolio

Asset Allocation Portfolio

Below Investment Grade Segment (6.8%)	Shares/ $ Par	Value $ (000’s)

Consumer Products/Retailing (0.5%)
Bon-Ton Stores, Inc., 10.25%, 3/15/14 144A	60,000	56
Delhaize America, Inc., 8.125%, 4/15/11	90,000	95
Education Management LLC, 10.25%, 6/1/16 144A	85,000	85
General Nutrition Centers, Inc., 8.625%, 1/15/11	24,000	24
GSC Holdings Corp., 8.00%, 10/1/12	80,000	80
The Jean Coutu Group (PJC), Inc., 8.50%, 8/1/14	121,000	110
Jostens IH Corp., 7.625%, 10/1/12	52,000	50
Levi Strauss & Co., 9.74%, 4/1/12	60,000	61
Oxford Industries, Inc., 8.875%, 6/1/11	118,000	117
Phillips Van Heusen Corp., 7.25%, 2/15/11	37,000	37
Phillips Van Heusen Corp., 8.125%, 5/1/13	50,000	51
Rayovac Corp., 8.50%, 10/1/13	90,000	77
Rent-A-Center, 7.50%, 5/1/10	41,000	41
Rite Aid Corp., 8.125%, 5/1/10	100,000	101
Samsonite Corp., 8.875%, 6/1/11	73,000	76
Simmons Bedding Co., 7.875%, 1/15/14	75,000	70
Warnaco, Inc., 8.875%, 6/15/13	50,000	51

Total		1,182

Energy (0.7%)
AmeriGas Partners LP, 7.25%, 5/20/15	100,000	95
Basic Energy Services, Inc., 7.125%, 4/15/16 144A	45,000	42
Chesapeake Energy Corp., 6.375%, 6/15/15	103,000	96
Chesapeake Energy Corp., 6.625%, 1/15/06	154,000	143
Chesapeake Energy Corp., 7.625%, 7/15/13	115,000	116
Colorado Interstate Gas, 6.80%, 11/15/15	125,000	120
Denbury Resources, Inc., 7.50%, 12/15/15	30,000	30
El Paso Production Holding, 7.75%, 6/1/13	125,000	126
Hanover Compressor, Co., 7.50%, 4/15/13	11,000	11
Hanover Compressor, Co., 9.00%, 6/1/14	50,000	52
Kerr-McGee Corp., 6.95%, 7/1/24	75,000	75
Kinder Morgan , Inc., 5.35%, 1/5/11	65,000	60

Below Investment Grade Segment (6.8%)	Shares/ $ Par	Value $ (000’s)

Energy continued
Newfield Exploration Co., 6.625%, 9/1/14	15,000	14
Newfield Exploration Co., 6.625%, 4/15/16	95,000	90
Petrohawk Energy Corp., 9.125%, 7/15/13 144A	113,000	112
Pioneer Natural Resource Co., 5.875%, 7/15/16	45,000	41
Pogo Producing Co., 7.875%, 5/1/13 144A	51,000	51
Range Resources Corp., 6.375%, 3/15/15	72,000	66
Sesi LLC, 6.875%, 6/1/14 144A	85,000	82
Sonat, Inc., 7.625%, 7/15/11	75,000	76
Tenaska Alabama II Partners LP, 7.00%, 6/30/21 144A	98,526	96
Tesoro Corp., 6.625%, 11/1/15 144A	90,000	85
Whiting Petroleum Corp., 7.25%, 5/1/13	83,000	79
Williams Companies, Inc., 6.375%, 10/1/10 144A	270,000	263

Total		2,021

Financials (0.2%)
Crum and Forster Holding Corp., 10.375%, 6/15/13	30,000	31
E*Trade Financial Corp., 7.875%, 12/1/15	90,000	92
Fairfax Financial Holdings, 7.75%, 4/26/12	55,000	48
LaBranche & Co., Inc., 9.50%, 5/15/09	25,000	27
LaBranche & Co., Inc., 11.00%, 5/15/12	38,000	42
Residential Capital Corp., 6.898%, 4/17/09 144A	160,000	159
UnumProvident Finance Co. PLC, 6.85%, 11/15/15 144A	60,000	59

Total		458

Foods (0.2%)
B&G Foods, Inc., 8.00%, 10/1/11	58,000	58
Dole Foods Co., 8.625%, 5/1/09	30,000	29
Gold Kist, Inc., 10.25%, 3/15/14	39,000	41
Land O Lakes, Inc., 9.00%, 12/15/10	42,000	44
Reynolds America, Inc., 7.25%, 6/1/13 144A	155,000	151
Reynolds America, Inc., 7.625%, 6/1/16 144A	115,000	112
Smithfield Foods, Inc., 7.75%, 5/15/13	50,000	49

Total		484

Asset Allocation Portfolio

Asset Allocation Portfolio

Below Investment Grade Segment (6.8%)	Shares/ $ Par	Value $ (000’s)

Gaming/Leisure/Lodging (0.6%)
AMC Entertainment, Inc., 9.50%, 2/1/11	30,000	29
AMC Entertainment, Inc., 11.00%, 2/1/16	54,000	58
American Casino & Entertainment, 7.85%, 2/1/12	60,000	60
Boyd Gaming Corp., 7.75%, 12/15/12	100,000	101
Corrections Corp. of America, 6.25%, 3/15/13	111,000	104
Corrections Corp. of America, 6.75%, 1/31/14	16,000	15
(c)Eldorado Casino Shreveport/Shreveport Capital Corp., 10.00%, 8/1/12	30,476	26
Hertz Corp., 8.875%, 1/1/14 144A	125,000	128
Host Marriot LP, 7.125%, 11/1/13	210,000	210
Intrawest Corp., 7.50%, 10/15/13	45,000	45
MGM Mirage, Inc., 6.375%, 12/15/11	75,000	71
MGM Mirage, Inc., 6.625%, 7/15/15	61,000	57
MGM Mirage, Inc., 6.75%, 9/1/12	50,000	48
MGM Mirage, Inc., 8.375%, 2/1/11	75,000	77
MGM Mirage, Inc., 8.50%, 9/15/10	95,000	99
Mohegan Tribal Gaming, 6.125%, 2/15/13	30,000	28
Penn National Gaming, Inc., 6.75%, 3/1/15	41,000	38
Pokagon Gaming Authority 10.375%, 6/15/14 144A	28,000	29
Starwood Hotels & Resorts, 7.875%, 5/1/12	55,000	57
Station Casinos, Inc., 6.00%, 4/1/12	30,000	28
Station Casinos, Inc., 6.625%, 3/15/18	45,000	41
Station Casinos, Inc., 6.875%, 3/1/16	85,000	79
Trump Entertainment Resorts, Inc., 8.50%, 6/1/15	60,000	58
Universal City Development Corp., 11.75%, 4/1/10	44,000	48
Universal City Florida, 8.375%, 5/1/10	33,000	33
Wynn Las Vegas LLC, 6.625%, 12/1/14	155,000	146

Total		1,713

Below Investment Grade Segment (6.8%)	Shares/ $ Par	Value $ (000’s)

Health Care/Pharmaceuticals (0.5%)
Fresenius Medical Capital Trust II, 7.875%, 2/1/08	30,000	30
Fresenius Medical Capital Trust IV, 7.875%, 6/15/11	30,000	30
HCA, Inc., 6.50%, 2/15/16	155,000	143
HCA, Inc., 6.95%, 5/1/12	206,000	202
Iasis Healthcare Corp., 8.75%, 6/15/14	129,000	126
Omega Healthcare Investors, Inc., 7.00%, 4/1/14	50,000	47
Omega Healthcare Investors, Inc., 7.00%, 1/15/16	90,000	86
Omnicare Inc., 6.75%, 12/15/13	60,000	57
Senior Housing Properties Trust, 8.625%, 1/15/12	45,000	48
Service Corp. International, 6.75%, 4/1/16	60,000	55
Tenet Healthcare Corp., 6.375%, 12/1/11	85,000	76
Triad Hospitals, Inc., 7.00%, 5/15/12	70,000	70
US Oncology, Inc., 9.00%, 8/15/12	60,000	62
Vanguard Health Holding II, 9.00%, 10/1/14	85,000	85
Ventas Realty LP, 6.50%, 6/1/16	25,000	24
Ventas Realty LP, 6.75%, 6/1/10	40,000	40
Ventas Realty LP, 9.00%, 5/1/12	50,000	55

Total		1,236

Media (0.7%)
CCH II LLC/CCH II Capital Corp., 10.25%, 9/15/10 144A	60,000	60
Charter Communications Holdings LLC, 11.00%, 10/1/15	90,000	79
CMP Susquehanna Corp., 9.875%, 5/15/14 144A	20,000	19
CSC Holdings, Inc., 7.25%, 4/15/12 144A	65,000	63
CSC Holdings, Inc., 7.625%, 4/1/11	150,000	150
CSC Holdings, Inc., 7.875%, 2/15/18	60,000	60
CSC Holdings, Inc., 8.125%, 7/15/09	60,000	61
CSC Holdings, Inc., 8.125%, 8/15/09	30,000	31
The DIRECTV Group, Inc., 6.375%, 6/15/15	100,000	92
Echostar DBS Corp., 6.375%, 10/1/11	160,000	152

Asset Allocation Portfolio

Asset Allocation Portfolio

Below Investment Grade Segment (6.8%)	Shares/ $ Par	Value $ (000’s)

Media continued
EchoStar DBS Corp., 7.125%, 2/1/16 144A	60,000	58
Intelsat Bermuda, Ltd., 8.50%, 1/15/13	60,000	60
Intelsat Bermuada, Ltd., 11.25%, 6/15/16 144A	81,000	83
Intelsat Bermuada, Ltd., 11.64%, 6/15/13 144A	65,000	66
Kabel Deutschland GMBH, 10.625%, 7/1/14 144A	60,000	63
Lamar Media Corp., 6.625%, 8/15/15	95,000	88
LIN Television Corp., 6.50%, 5/15/13	90,000	82
Mediacom Broadband LLC/Corp., 8.50%, 10/15/15	55,000	53
Mediacom LLC/Mediacom Capital Corp., 7.875%, 2/15/11	30,000	29
Primedia, Inc., 8.00%, 5/15/13	60,000	54
Quebecor World Capital Corp., 8.75%, 3/15/16 144A	55,000	50
R.H. Donnelley Corp., 6.875%, 1/15/13	90,000	83
R.H. Donnelley Corp., 6.875%, 1/15/13 144A	220,000	201
R.H. Donnelley Corp., 8.875%, 1/15/16 144A	50,000	50
Rogers Cable, Inc., 6.25%, 6/15/13	55,000	52
Rogers Cable, Inc., 7.875%, 5/1/12	50,000	51
Sinclair Broadcast Group, 8.00%, 3/15/12	88,000	89
Videotron Ltee, 6.375%, 12/15/15	25,000	23

Total		2,002

Real Estate (0.1%)
American Real Estate Partners LP, 7.125%, 2/15/13	30,000	29
The Rouse Co., 7.20%, 9/15/12	85,000	85
Rouse Co. LP/TRC Co-Issuer, Inc., 6.75%, 5/1/13 144A	76,000	74
Trustreet Properties, Inc., 7.50%, 4/1/15	75,000	74

Total		262

Services (0.2%)
Allied Waste North America, 6.375%, 4/15/11	210,000	201
Allied Waste North America, 6.50%, 11/15/10	70,000	68
Allied Waste North America, 7.25%, 3/15/15	70,000	67
WCA Waste Corp., 9.25%, 6/15/14 144A	65,000	66

Total		402

Below Investment Grade Segment (6.8%)	Shares/ $ Par	Value $ (000’s)

Structured Product (0.5%)
Dow Jones Credit Derivative High Yield, 6.75%, 6/29/10 144A	1,025,000	1,015
Dow Jones Credit Derivative High Yield, 8.25%, 12/29/10	185,000	184

Total		1,199

Technology (0.3%)
Flextronics International, Ltd., 6.50%, 5/15/13	75,000	71
Nortel Networks Ltd., 10.75%, 7/15/16 144A	130,000	132
Sanmina Corp., 8.125%, 3/1/16	55,000	54
Stats Chippac, Inc., 6.75%, 11/15/11	53,000	49
Sungard Data Systems, Inc., 4.875%, 1/15/14	30,000	26
Sungard Data Systems, Inc., 9.125%, 8/15/13 144A	95,000	99
Unisys Corp., 8.00%, 10/15/12	86,000	80
Xerox Corp., 6.40%, 3/15/16	35,000	33
Xerox Corp., 7.20%, 4/1/16	47,000	47
Xerox Corp., 7.625%, 6/15/13	115,000	116

Total		707

Telecommunications (0.4%)
American Tower Corp., 7.125%, 10/15/12	95,000	95
Citizens Communications, 9.25%, 5/15/11	215,000	230
Embarq Corp., 6.738%, 6/1/13	40,000	40
Qwest Capital Funding, 7.90%, 8/15/10	65,000	65
Qwest Communications International, Inc., 7.50%, 11/1/08	25,000	25
Qwest Corp., 7.875%, 9/1/11	217,000	219
Rogers Wireless, Inc., 6.375%, 3/1/14	45,000	43
Rogers Wireless, Inc., 7.25%, 12/15/12	48,000	48
Rogers Wireless, Inc., 8.00%, 12/15/12	74,000	76
Windstream Corp., 8.125%, 8/1/13 144A	85,000	87
Windstream Corp., 8.625%, 8/1/16 144A	115,000	118

Total		1,046

Asset Allocation Portfolio

Asset Allocation Portfolio

Below Investment Grade Segment (6.8%)	Shares/ $ Par	Value $ (000’s)

Transportation (0.1%)
Grupo Transportacion Mexicana, SA de CV (TFM), 9.375%, 5/1/12	32,000	34
Grupo Transportacion Ferroviaria Mexicana, SA de CV (TFM), 12.50%, 6/15/12	50,000	55
OMI Corp., 7.625%, 12/1/13	84,000	84
Progress Rail, 7.75%, 4/1/12 144A	35,000	38
Ship Finance International, Ltd., 8.50%, 12/15/13	40,000	38
Stena AB, 7.50%, 11/1/13	140,000	136

Total		385

Utilities (0.4%)
The AES Corp., 8.75%, 5/15/13 144A	130,000	139
The AES Corp., 9.375%, 9/15/10	55,000	59
Aquila, Inc., 9.95%, 2/1/11	6,000	7
CMS Energy Corp., 7.75%, 8/1/10	90,000	91
Dynegy Holdings, Inc., 8.375%, 5/1/16 144A	65,000	64
Edison Mission Energy, 7.73%, 6/15/09	100,000	101
Midwest Generation LLC, 8.75%, 5/1/34	60,000	64
NRG Energy, Inc., 7.25%, 2/1/14	125,000	122
NRG Energy, Inc., 7.375%, 2/1/16	105,000	102
Sierra Pacific Resources, 8.625%, 3/15/14	75,000	79
Teco Energy, Inc., 6.75%, 5/1/15	40,000	39
TXU Corp., 5.55%, 11/15/14	145,000	132

Total		999

Total Below Investment Grade Segment (Cost: $18,166)		17,741

Money Market Investments (14.2%)	Shares/ $ Par	Value $ (000’s)

Commercial Banks (0.5%)
Rabobank USA, 5.25%, 7/3/06	1,200,000	1,200

Total		1,200

Federal Government and Agencies (13.7%)
(b)Federal Home Loan, 5.14%, 7/14/06	23,900,000	23,855
Federal Home Loan, 5.16%, 7/18/06	9,600,000	9,577
Federal Home Loan, 5.17%, 7/25/06	1,000,000	997
Federal Home Loan, 5.19%, 9/26/06	1,200,000	1,185

Total		35,614

Total Money Market Investments (Cost: $36,813)		36,814

Total Investments (100.0%) (Cost $238,838)(a)		259,242

Other Assets, Less Liabilities (0.0%)		17

Net Assets (100.0%)		259,259

*	Non-Income Producing

ADR after the name of a security represents — American Depository Receipt.

144A after the name of a security represents a security exempt from registration under Rule 144A of the Securities Act of

1933. These securities may be resold as transactions exempt

from registration, normally to qualified institutional buyers. At

June 30, 2006 the value of these securities (in thousands) was

$6,162, representing 2.38% of the net assets.

(a)	At June 30, 2006 the aggregate cost of securities for federal tax purposes (in thousands) was $238,838 and the net unrealized

appreciation of investments based on that cost was $20,404 which is comprised of $26,558 aggregate gross unrealized appreciation and $6,154 aggregate gross unrealized

depreciation.

Asset Allocation Portfolio

Asset Allocation Portfolio

(b)	All or a portion of the securities have been committed as

collateral for open futures positions or when-issued securities.

Information regarding open futures contracts as of period end is summarized below.

Issuer (000’s)	Number of Contracts	Expiration Date	Unrealized Appreciation/ (Depreciation) (000’s)
S&P 500 Index Futures (Long)	38	9/06	$323
(Total Notional Value at June 30, 2006, $11,832)
US 5 Year Note (CBT) Commodity (Short)	9	9/06	$(4)
(Total Notional Value at June 30, 2006, $935)

(c)	PIK — Payment In Kind

(e)	Step bond security that presently receives no coupon payments.

At the predetermined date the stated coupon rate becomes effective.

(f)	Foreign Bond

The Accompanying Notes are an Integral Part of the Financial Statements.

Asset Allocation Portfolio

Balanced Portfolio

Sector Allocation is based on Net Assets.

Sector Allocation is subject to change.

Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2006 to June 30, 2006).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs or separate account charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs or separate account charges were included, your costs would have been higher.

	Beginning Account Value January 1, 2006	Ending Account Value June 30, 2006	Expenses Paid During Period January 1, 2006 to June 30, 2006*
Actual	$1,000.00	$1,013.00	$1.50
Hypothetical (5% return before expenses)	$1,000.00	$1,023.31	$1.51

*	Expenses are equal to the Fund’s annualized expense ratio of 0.30%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Balanced Portfolio

Balanced Portfolio

Northwestern Mutual Series Fund, Inc.

Schedule of Investments

June 30, 2006 (unaudited)

Corporate Bonds (11.4%)	Shares/ $ Par	Value $ (000’s)

Aerospace/Defense (0.7%)
BAE Systems Holdings, Inc., 4.75%, 8/15/10 144A	2,565,000	$2,458
BAE Systems Holdings, Inc., 5.20%, 8/15/15 144A	1,040,000	968
Boeing Capital Corp., 4.75%, 8/25/08	3,359,000	3,301
General Dynamics Corp., 3.00%, 5/15/08	6,398,000	6,103
General Dynamics Corp., 4.25%, 5/15/13	890,000	813
Lockheed Martin Corp., 8.50%, 12/1/29	1,720,000	2,165
Raytheon Co., 5.50%, 11/15/12	4,584,000	4,491

Total		20,299

Auto Manufacturing (0.1%)
DaimlerChrysler NA Holdings Corp., 5.75%, 5/18/09	2,590,000	2,565

Total		2,565

Banking (1.3%)
Bank of America Corp., 7.40%, 1/15/11	1,813,000	1,929
Bank of New York, 4.95%, 1/14/11	1,550,000	1,507
Bank One Corp., 5.25%, 1/30/13	4,480,000	4,333
BB&T Corp., 4.90%, 6/30/17	975,000	885
Compass Bank, 5.50%, 4/1/20	1,135,000	1,066
Countrywide Financial Corp., 6.25%, 5/15/16	745,000	730
Deutsche Bank Capital Funding Trust, 5.628%, 1/19/16 144A	2,320,000	2,149
Mellon Bank NA, 5.45%, 4/1/16	1,640,000	1,580
National Australia Bank, Ltd., 4.80%, 4/6/10 144A	4,208,000	4,080
Residential Capital Corp., 6.00%, 2/22/11	4,350,000	4,216
Residential Capital Corp., 6.50%, 4/17/13	3,640,000	3,572
State Street Bank and Trust Co., 5.30%, 1/15/16	1,780,000	1,702
UnionBanCal Corp., 5.25%, 12/16/13	810,000	773
Wachovia Corp., 5.35%, 3/15/11	3,080,000	3,036
Washington Mutual Bank, 5.95%, 5/20/13	1,690,000	1,670
Wells Fargo Bank NA, 6.45%, 2/1/11	1,850,000	1,905
Zions Bancorporation, 5.50%, 11/16/15	2,290,000	2,182

Total		37,315

Beverage/Bottling (0.4%)
Anheuser-Busch Companies, Inc., 7.50%, 3/15/12	910,000	983
Bottling Group LLC, 5.50%, 4/1/16	1,120,000	1,081
Coca-Cola Enterprises, Inc., 5.375%, 8/15/06	4,175,000	4,175
Diageo Capital PLC, 4.375%, 5/3/10	1,578,000	1,500
PepsiAmericas, Inc., 4.875%, 1/15/15	2,175,000	2,007
SABMiller PLC, 6.20%, 7/1/11 144A	2,595,000	2,609

Total		12,355

Corporate Bonds (11.4%)	Shares/ $ Par	Value $ (000’s)

Cable/Media/Broadcasting/Satellite (0.7%)
CBS Corp., 5.625%, 5/1/07	11,400,000	11,387
Comcast Corp., 6.45%, 3/15/37	1,240,000	1,165
News America, Inc., 6.40%, 12/15/35	520,000	481
TCI Communications, Inc., 8.75%, 8/1/15	1,030,000	1,177
Time Warner Entertainment Co. LP, 7.25%, 9/1/08	5,435,000	5,590
Time Warner Entertainment Co. LP, 8.375%, 7/15/33	250,000	283
Viacom, Inc., 6.25%, 4/30/16 144A	515,000	500

Total		20,583

Conglomerate/Diversified Manufacturing (0.0%)
Honeywell International, Inc., 5.40%, 3/15/16	515,000	497

Total		497

Consumer Products (0.3%)
The Clorox Co., 4.20%, 1/15/10	3,365,000	3,202
Fortune Brands, Inc., 5.375%, 1/15/16	1,010,000	934
Fortune Brands, Inc., 5.875%, 1/15/36	510,000	444
The Gillette Co., 2.50%, 6/1/08	5,000,000	4,725

Total		9,305

Electric Utilities (2.0%)
Carolina Power & Light, Inc., 6.50%, 7/15/12	415,000	426
Commonwealth Edison Co., 5.90%, 3/15/36	515,000	475
Consumer Energy Co., 4.80%, 2/17/09	6,580,000	6,399
DTE Energy Co., 7.05%, 6/1/11	7,520,000	7,812
Duke Energy Corp., 6.45%, 10/15/32	1,675,000	1,665
Duquesne Light Holdings, Inc., 5.50%, 8/15/15	1,805,000	1,684
Entergy Mississippi, Inc., 6.25%, 4/1/34	1,030,000	941
Florida Power Co., 4.50%, 6/1/10	3,636,000	3,478
FPL Group Capital, Inc., 5.551%, 2/16/08	4,245,000	4,230
Indiana Michigan Power, 5.05%, 11/15/14	2,660,000	2,464
Kiowa Power Partners LLC, 4.811%, 12/30/13 144A	1,525,300	1,452
Kiowa Power Partners LLC, 5.737%, 3/30/21 144A	1,185,000	1,099
MidAmerican Energy Holdings Co., 6.125%, 4/1/36 144A	260,000	243
Nevada Power Co., 5.875%, 1/15/15	1,830,000	1,735
Nevada Power Co., 6.50%, 5/15/18 144A	1,560,000	1,521
Ohio Edison Co., 6.875%, 7/15/36	735,000	747
Oncor Electric Delivery Co., 7.00%, 9/1/22	1,520,000	1,575
PacifiCorp, 5.45%, 9/15/13	4,040,000	3,937

Balanced Portfolio

Balanced Portfolio

Corporate Bonds (11.4%)	Shares/ $ Par	Value $ (000’s)

Electric Utilities continued
PPL Electric Utilities Corp., 4.30%, 6/1/13	2,475,000	2,235
PPL Electric Utilities Corp., 5.875%, 8/15/07	725,000	726
PPL Electric Utilities Corp., 6.25%, 8/15/09	215,000	218
Progress Energy, Inc., 6.85%, 4/15/12	1,155,000	1,197
Public Service Electric & Gas Co., 5.00%, 1/1/13	1,500,000	1,432
Puget Energy, Inc., 3.363%, 6/1/08	2,465,000	2,352
Tampa Electric Co., 6.55%, 5/15/36	520,000	522
Virginia Electric & Power Co., 6.00%, 1/15/36	2,010,000	1,837
Xcel Energy, Inc., 6.50%, 7/1/36	780,000	765

Total		53,167

Food Processors (0.3%)
Kellogg Co., 6.60%, 4/1/11	4,675,000	4,829
Kraft Foods, Inc., 6.25%, 6/1/12	2,630,000	2,661

Total		7,490

Gaming/Lodging/Leisure (0.1%)
Harrah’s Operating Co., Inc., 5.75%, 10/1/17	1,510,000	1,376
Harrah’s Operating Co., Inc., 6.50%, 6/1/16	435,000	424
Royal Caribbean Cruises, Ltd., 7.00%, 6/15/13	1,555,000	1,540

Total		3,340

Gas Pipelines (0.3%)
Consolidated Natural Gas Co., 5.00%, 12/1/14	2,050,000	1,886
Kinder Morgan Energy Partners LP, 7.30%, 8/15/33	1,800,000	1,843
Kinder Morgan Finance, 5.35%, 1/5/11	4,020,000	3,703

Total		7,432

Independent Finance (0.3%)
HSBC Finance Corp., 4.125%, 11/16/09	4,400,000	4,187
International Lease Finance Corp., 4.75%, 1/13/12	2,190,000	2,070
iStar Financial, Inc., 5.15%, 3/1/12	1,900,000	1,807

Total		8,064

Information/Data Technology (0.1%)
Cisco Systems, Inc., 5.50%, 2/22/16	3,020,000	2,900

Total		2,900

Machinery (0.0%)
John Deere Capital Corp., 4.50%, 8/25/08	1,325,000	1,294

Total		1,294

Oil and Gas (0.8%)
Amerada Hess Corp., 7.125%, 3/15/33	260,000	270
Anadarko Finance Co., 7.50%, 5/1/31	1,040,000	1,117

Corporate Bonds (11.4%)	Shares/ $ Par	Value $ (000’s)

Oil and Gas continued
Conoco Funding Co., 6.35%, 10/15/11	3,230,000	3,323
Devon Energy Corp., 7.95%, 4/15/32	260,000	300
Nexen, Inc., 5.875%, 3/10/35	305,000	269
Occidental Petroleum, 4.00%, 11/30/07	2,800,000	2,738
Occidental Petroleum, 10.125%, 9/15/09	3,230,000	3,654
Pemex Project Funding Master Trust, 5.75%, 12/15/15	6,600,000	6,078
Petro-Canada, 5.95%, 5/15/35	1,525,000	1,394
Pioneer Natural Resource, 6.875%, 5/1/18	1,300,000	1,253
Talisman Energy, Inc., 5.85%, 2/1/37	1,585,000	1,398
XTO Energy, Inc., 5.30%, 6/30/15	260,000	242

Total		22,036

Other Finance (0.2%)
SLM Corp., 5.45%, 4/25/11	4,560,000	4,481

Total		4,481

Other Services (0.0%)
Waste Management, Inc., 5.00%, 3/15/14	855,000	799

Total		799

Paper and Forest Products (0.0%)
Weyerhaeuser Co., 7.375%, 3/15/32	780,000	790

Total		790

Pharmaceuticals (0.1%)
Abbott Laboratories, 3.75%, 3/15/11	3,750,000	3,448

Total		3,448

Property and Casualty Insurance (0.3%)
Berkley (WR) Corp., 9.875%, 5/15/08	4,310,000	4,632
Berkshire Hathaway Finance, 3.40%, 7/2/07	2,500,000	2,447

Total		7,079

Railroads (0.5%)
Burlington Northern Santa Fe, 6.125%, 3/15/09	5,600,000	5,660
Canadian National Railway Co., 5.80%, 6/1/16	520,000	517
Union Pacific Corp., 3.875%, 2/15/09	5,600,000	5,354
Union Pacific Corp., 7.375%, 9/15/09	2,750,000	2,873

Total		14,404

Real Estate Investment Trusts (0.7%)
Archstone-Smith Operating Trust, 5.25%, 12/1/10	860,000	838
Developers Diversified Realty Corp., 5.375%, 10/15/12	1,535,000	1,475
ERP Operating LP, 5.25%, 9/15/14	1,950,000	1,851
First Industrial LP, 5.25%, 6/15/09	1,925,000	1,881
HRPT Properties Trust, 5.75%, 11/1/15	1,225,000	1,167
ProLogis, 5.50%, 3/1/13	1,520,000	1,475
ProLogis, 5.75%, 4/1/16	1,535,000	1,480

Balanced Portfolio

Balanced Portfolio

Corporate Bonds (11.4%)	Shares/ $ Par	Value $ (000’s)

Real Estate Investment Trusts continued
Rouse Co. LP/TRC Co-Issuer, Inc., 6.75%, 5/1/13 144A	3,640,000	3,545
Simon Property Group LP, 5.375%, 6/1/11	4,445,000	4,334
Simon Property Group LP, 6.10%, 5/1/16	1,560,000	1,548

Total		19,594

Retail Food and Drug (0.2%)
CVS Corp., 4.875%, 9/15/14	2,065,000	1,887
Delhaize America, Inc., 8.125%, 4/15/11	2,595,000	2,730

Total		4,617

Retail Stores (0.4%)
Federated Department Stores, 6.30%, 4/1/09	3,785,000	3,828
The Home Depot, Inc., 5.40%, 3/1/16	2,560,000	2,454
J.C. Penney Co., Inc., 6.875%, 10/15/15	515,000	531
May Department Stores Co., 6.65%, 7/15/24	260,000	255
Target Corp., 5.40%, 10/1/08	5,605,000	5,585

Total		12,653

Security Brokers and Dealers (0.4%)
Credit Suisse First Boston USA, Inc., 6.125%, 11/15/11	3,420,000	3,466
Goldman Sachs Group, Inc., 5.15%, 1/15/14	3,660,000	3,469
Lehman Brothers Holdings, Inc., 5.50%, 4/4/16	1,265,000	1,209
Merrill Lynch & Co., Inc., 5.00%, 1/15/15	1,550,000	1,443
Morgan Stanley, 5.375%, 10/15/15	1,735,000	1,642

Total		11,229

Telecommunications (1.0%)
ALLTELL Corp., 4.656%, 5/17/07	2,250,000	2,233
AT&T Corp., 8.00%, 11/15/31	2,320,000	2,664
Cingular Wireless LLC, 7.125%, 12/15/31	2,740,000	2,851
Deutsche Telekom International Finance, 5.75%, 3/23/16	2,055,000	1,940
Embarq Corp., 6.738%, 6/1/13	835,000	832
Embarq Corp., 7.082%, 6/1/16	1,440,000	1,432
Embarq Corp., 7.995%, 6/1/36	1,120,000	1,126
France Telecom SA, 8.50%, 3/1/31	975,000	1,173
Sprint Capital Corp., 8.375%, 3/15/12	2,830,000	3,127
Sprint Capital Corp., 8.75%, 3/15/32	980,000	1,182
Telecom Italia Capital, 4.00%, 1/15/10	3,360,000	3,144
Telefonica Emisiones SAU, 7.045%, 6/20/36	520,000	520
Verizon Communications, Inc., 5.55%, 2/15/16	1,135,000	1,064

Corporate Bonds (11.4%)	Shares/ $ Par	Value $ (000’s)

Telecommunications continued
Verizon Global Funding Corp., 5.85%, 9/15/35	2,440,000	2,123
Vodafone Group PLC, 5.50%, 6/15/11	2,820,000	2,754
Vodafone Group PLC, 5.75%, 3/15/16	510,000	485

Total		28,650

Vehicle Parts (0.1%)
Johnson Controls, Inc., 5.50%, 1/15/16	1,090,000	1,034
Johnson Controls, Inc., 6.00%, 1/15/36	520,000	480

Total		1,514

Yankee Sovereign (0.1%)
United Mexican States, 5.625%, 1/15/17	2,050,000	1,907

Total		1,907

Total Corporate Bonds (Cost: $331,700)		319,807

Governments (7.5%)

Governments (7.5%)
Aid-Israel, 0.00%, 11/15/22	11,600,000	4,660
Aid-Israel, 0.00%, 11/15/23	11,500,000	4,377
Aid-Israel, 5.50%, 4/26/24	9,840,000	9,763
(e)BECCS, 14.00%, 11/15/11	8,400,000	8,241
Federal Home Loan Bank, 5.54%, 1/8/09	5,000,000	5,017
Federal Home Loan Bank, 6.00%, 5/13/13	4,580,000	4,294
Federal Home Loan Bank, 6.00%, 7/17/18	3,880,000	3,356
Housing & Urban Development, 6.17%, 8/1/14	14,981,000	15,390
(f)Japan Government, 0.10%, 1/20/07	1,860,000,000	16,227
Overseas Private Investment, 4.10%, 11/15/14	3,685,760	3,446
(e)Tennessee Valley Authority Stripped, 8.25%, 4/15/42	6,100,000	4,656
(g)US Treasury, 4.50%, 2/15/09	5,237,000	5,154
(g)US Treasury, 4.50%, 2/28/11	6,954,000	6,781
(g)US Treasury, 4.50%, 2/15/36	5,007,000	4,489
(g)US Treasury, 4.625%, 2/29/08	22,088,000	21,888
US Treasury, 4.75%, 3/31/11	7,655,000	7,540
(g)US Treasury, 4.875%, 4/30/11	43,027,000	42,589
(g)US Treasury, 4.875%, 5/31/11	11,830,000	11,710
US Treasury, 4.875%, 2/15/12	1,990,000	1,968
US Treasury, 5.125%, 5/15/16	3,506,000	3,502
(g)US Treasury, 5.375%, 2/15/31	5,120,000	5,208
US Treasury Inflation Index Bond, 2.00%, 1/15/16	21,629,386	20,655

Total Governments (Cost: $211,522)		210,911

Balanced Portfolio

Balanced Portfolio

Structured Products (17.7%)	Shares/ $ Par	Value $ (000’s)

Structured Products (17.7%)
Asset Securitization Corp., Series 1997-D5, Class PS1, 1.725%, 2/14/43 IO	18,245,913	760
Banc of America Mortgage Securities, 4.657%, 8/25/34	5,332,000	5,197
Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-4, Class A6, 3.511%,	11,842,000	11,257
CenterPoint Energy Transition Bond Co. LLC, 5.17%, 8/1/19	2,580,000	2,465
Criimi Mae Commercial Mortgage Trust, Series 1998-C1, Class B, 7.00%, 6/2/33 144A	5,700,000	5,769
DLJ Commerical Mortgage Corp., Series 1998-CF1, Class S, 1.156%, 2/18/31 IO	200,776,881	3,434
DLJ Mortgage Acceptance Corp., Series 1997-CF2, Class S, 0.731%, 10/15/30 IO 144A	10,455,689	95
Enterprise Mortgage Acceptance Co., Series 1998-1, Class IO, 1.353%, 1/15/25 IO	19,638,054	732
Federal Home Loan Mortgage Corp., 4.00%, 10/1/20	2,581,392	2,380
Federal Home Loan Mortgage Corp., 4.50%, 5/1/19	3,414,075	3,227
Federal Home Loan Mortgage Corp., 4.50%, 7/1/20	8,675,167	8,190
Federal Home Loan Mortgage Corp., 5.00%, 10/1/19	3,550,962	3,424
Federal Home Loan Mortgage Corp., 5.00%, 2/1/20	1,115,201	1,073
Federal Home Loan Mortgage Corp., 5.00%, 5/1/20	10,556,073	10,163
Federal Home Loan Mortgage Corp., 5.00%, 10/1/20	2,096,496	2,018
Federal Home Loan Mortgage Corp., 5.00%, 11/1/35	41,132,629	38,446
Federal Home Loan Mortgage Corp., 5.00%, 12/1/35	22,549,533	21,076
Federal Home Loan Mortgage Corp., 5.50%, 9/1/19	1,453,894	1,427
Federal Home Loan Mortgage Corp., 5.50%, 11/1/19	2,812,884	2,761
Federal Home Loan Mortgage Corp., 5.50%, 12/1/19	547,080	537
Federal Home Loan Mortgage Corp., 5.50%, 3/1/20	3,701,122	3,631
Federal Home Loan Mortgage Corp., 5.50%, 6/1/35	4,850,821	4,662
Federal Home Loan Mortgage Corp., 5.50%, 10/1/35	13,818,624	13,281
Federal Home Loan Mortgage Corp., 6.50%, 4/1/11	975,055	985
Federal Home Loan Mortgage Corp., 6.50%, 5/1/34	2,431,100	2,446
Federal Home Loan Mortgage Corp., 6.50%, 3/1/36	2,785,111	2,802

Structured Products (17.7%)	Shares/ $ Par	Value $ (000’s)

Structured Products continued
Federal National Mortgage Association, 4.00%, 6/1/19	1,705,416	1,575
Federal National Mortgage Association, 4.50%, 6/1/19	13,204,992	12,498
Federal National Mortgage Association, 4.50%, 8/1/19	1,749,814	1,656
Federal National Mortgage Association, 4.50%, 12/1/19	1,545,843	1,463
Federal National Mortgage Association, 4.50%, 4/1/20	2,786,481	2,634
Federal National Mortgage Association, 4.50%, 7/1/20	5,687,110	5,376
Federal National Mortgage Association, 4.50%, 4/1/35	998,419	905
Federal National Mortgage Association, 4.50%, 6/1/35	3,768,523	3,416
Federal National Mortgage Association, 4.50%, 9/1/35	25,830,934	23,418
Federal National Mortgage Association, 4.50%, 10/1/35	5,885,458	5,335
Federal National Mortgage Association, 4.50%, 12/1/35	1,236,163	1,121
Federal National Mortgage Association, 4.50%, 3/1/36	504,646	457
Federal National Mortgage Association, 4.50%, 5/1/36	661,416	599
Federal National Mortgage Association, 5.00%, 3/1/20	4,701,323	4,533
Federal National Mortgage Association, 5.00%, 4/1/20	1,878,556	1,810
Federal National Mortgage Association, 5.00%, 5/1/20	7,375,895	7,106
Federal National Mortgage Association, 5.00%, 7/1/20	3,719,499	3,583
Federal National Mortgage Association, 5.00%, 4/1/35	5,031,426	4,706
Federal National Mortgage Association, 5.00%, 7/1/35	6,333,882	5,925
Federal National Mortgage Association, 5.00%, 10/1/35	2,701,054	2,526
Federal National Mortgage Association, 5.17%, 1/1/16	4,217,432	4,058
Federal National Mortgage Association, 5.285%, 4/1/16	12,108,332	11,724
Federal National Mortgage Association, 5.32%, 4/1/14	2,741,479	2,672
Federal National Mortgage Association, 5.50%, 9/1/34	1,407,972	1,356
Federal National Mortgage Association, 5.50%, 3/1/35	11,872,896	11,411
Federal National Mortgage Association, 5.50%, 7/1/35	2,322,185	2,232
Federal National Mortgage Association, 5.50%, 8/1/35	4,257,882	4,093
Federal National Mortgage Association, 5.50%, 9/1/35	23,809,763	22,884
Federal National Mortgage Association, 5.50%, 10/1/35	10,537,388	10,128

Balanced Portfolio

Balanced Portfolio

Structured Products (17.7%)	Shares/ $ Par	Value $ (000’s)

Structured Products continued
Federal National Mortgage Association, 5.50%, 11/1/35	25,889,000	24,885
Federal National Mortgage Association, 6.00%, 5/1/35	6,149,174	6,057
Federal National Mortgage Association, 6.00%, 6/1/35	7,731,601	7,616
Federal National Mortgage Association, 6.00%, 7/1/35	10,574,047	10,415
Federal National Mortgage Association, 6.00%, 8/1/35	964,888	950
Federal National Mortgage Association, 6.00%, 10/1/35	2,488,682	2,451
Federal National Mortgage Association, 6.00%, 11/1/35	10,754,799	10,594
Federal National Mortgage Association, 6.50%, 11/1/35	2,555,521	2,569
Federal National Mortgage Association, 6.50%, 12/1/35	6,318,586	6,353
Federal National Mortgage Association, 6.50%, 4/1/36	2,428,090	2,441
Federal National Mortgage Association, 6.75%, 4/25/18	3,307,606	3,363
Federal National Mortgage Association — Aces, Series 2006-M1, Class B, 5.355%, 2/25/16	10,762,000	10,388
Final Maturity Amortizing Notes, 4.45%, 8/25/12	10,775,623	10,230
Freddie Mac, 4.50%, 10/15/33	2,381,000	2,261
Government National Mortgage Association, 5.00%, 7/15/33	2,828,083	2,679
Government National Mortgage Association, 5.50%, 1/15/32	250,070	243
Government National Mortgage Association, 5.50%, 2/15/32	2,680,963	2,603
Government National Mortgage Association, 5.50%, 9/15/32	77,353	75
GS Auto Loan Trust, Series 2005-1, Class A3, 4.45%, 5/17/10	10,593,000	10,432
Massachusetts RRB Special Purpose Trust, Series 2001-1, Class A, 6.53%, 6/1/15	2,116,050	2,180
Midland Realty Acceptance Corp., Series 1996-C2, Class AEC, 1.219%, 1/25/29 IO	5,248,033	33
Nissan Auto Receivables Owner Trust, Series 2006-A, Class A3, 4.74%, 9/15/09	27,500,000	27,152
RMF Commercial Mortgage Pass-Through, Series 1997-1, Class F, 7.47%, 1/15/19	1,800,000	180
Rural Housing Trust 1987-1, Series 1, Class D, 6.33%, 4/1/26	412,365	410
USAA Auto Owner Trust, Series 2006-1, Class A3, 5.01%, 9/15/10	13,329,000	13,216
Washington Mutual Asset Securities Corp., 4.065%, 10/25/33	2,662,000	2,573
Washington Mutual Asset Securities Corp., 3.83%, 1/25/35 144A	7,075,780	6,731

Structured Products (17.7%)	Shares/ $ Par	Value $ (000’s)

Structured Products continued
World Omni Auto Receivables Trust, Series 2005-B, Class A3, 4.40%, 5/20/09	5,650,000	5,587
World Omni Auto Receivables Trust, Series 2006-A, Class A3, 5.01%, 10/15/10	9,064,000	8,985

Total Structured Products (Cost: $512,387)		497,090

Common Stocks (53.3%)

Consumer Discretionary (5.4%)
*Amazon.com, Inc.	40,400	1,563
*Apollo Group, Inc. — Class A	18,300	946
*AutoNation, Inc.	19,393	416
*AutoZone, Inc.	6,975	615
*Bed Bath & Beyond, Inc.	36,900	1,224
Best Buy Co., Inc.	52,600	2,885
*Big Lots, Inc.	14,900	254
The Black & Decker Corp.	9,900	836
Brunswick Corp.	12,400	412
Carnival Corp.	56,673	2,366
CBS Corp. — Class B	100,830	2,727
Centex Corp.	15,800	795
Circuit City Stores, Inc.	19,700	536
Clear Channel Communications, Inc.	65,750	2,035
*Coach, Inc.	50,300	1,504
*Comcast Corp. — Class A	275,937	9,033
Cooper Tire & Rubber Co.	8,000	89
D.R. Horton, Inc.	35,500	846
Darden Restaurants, Inc.	16,849	664
Dillard’s, Inc. — Class A	8,036	256
Dollar General Corp.	40,665	568
Dow Jones & Co., Inc.	7,680	269
The E.W. Scripps Co. — Class A	11,100	479
Eastman Kodak Co.	37,517	892
Family Dollar Stores, Inc.	20,300	496
Federated Department Stores, Inc.	72,284	2,646
Ford Motor Co.	245,007	1,698
Fortune Brands, Inc.	19,133	1,359
Gannett Co., Inc.	31,050	1,737
The Gap, Inc.	71,825	1,250
General Motors Corp.	73,825	2,199
Genuine Parts Co.	22,575	940
*The Goodyear Tire & Rubber Co.	23,100	256
H&R Block, Inc.	42,900	1,024
Harley-Davidson, Inc.	35,075	1,925
Harman International Industries, Inc.	8,700	743
Harrah’s Entertainment, Inc.	24,150	1,719
Hasbro, Inc.	22,475	407
Hilton Hotels Corp.	43,150	1,220
The Home Depot, Inc.	269,897	9,659
International Game Technology	44,300	1,681
*The Interpublic Group of Companies, Inc.	57,000	476
J.C. Penney Co., Inc.	30,625	2,067
Johnson Controls, Inc.	25,500	2,097

Balanced Portfolio

Balanced Portfolio

Common Stocks (53.3%)	Shares/ $ Par	Value $ (000’s)

Consumer Discretionary continued
Jones Apparel Group, Inc.	14,700	467
KB HOME	9,800	449
*Kohl’s Corp.	44,433	2,627
Leggett & Platt, Inc.	23,767	594
Lennar Corp. — Class A	18,200	808
Limited Brands, Inc.	44,799	1,146
Liz Claiborne, Inc.	13,600	504
Lowe’s Companies, Inc.	101,350	6,148
Marriott International, Inc. — Class A	42,700	1,628
Mattel, Inc.	50,860	840
The McClatchy Co. — Class A	4,478	180
McDonald’s Corp.	162,671	5,466
The McGraw-Hill Companies, Inc.	46,680	2,345
Meredith Corp.	5,500	272
The New York Times Co. — Class A	18,892	464
Newell Rubbermaid, Inc.	36,111	933
News Corp. — Class A	308,900	5,925
NIKE, Inc. — Class B	24,700	2,001
Nordstrom, Inc.	28,166	1,028
*Office Depot, Inc.	37,543	1,427
OfficeMax, Inc.	9,300	379
Omnicom Group, Inc.	22,300	1,987
Pulte Homes, Inc.	27,800	800
RadioShack Corp.	17,667	247
*Sears Holdings Corp.	12,699	1,966
The Sherwin-Williams Co.	14,560	691
Snap-on, Inc.	7,617	308
The Stanley Works	9,250	437
Staples, Inc.	95,075	2,312
*Starbucks Corp.	100,200	3,784
Starwood Hotels & Resorts Worldwide, Inc.	28,400	1,714
Target Corp.	112,743	5,510
Tiffany & Co.	18,333	605
Time Warner, Inc.	559,200	9,673
The TJX Companies, Inc.	59,700	1,365
Tribune Co.	34,031	1,104
*Univision Communications, Inc. — Class A	29,100	975
VF Corp.	11,443	777
*Viacom, Inc. — Class B	94,130	3,374
The Walt Disney Co.	286,633	8,598
Wendy’s International, Inc.	15,250	889
Whirlpool Corp.	10,189	842
Yum! Brands, Inc.	35,480	1,784

Total		153,182

Consumer Staples (5.1%)
Alberto-Culver Co.	9,900	482
Altria Group, Inc.	272,704	20,025
Anheuser-Busch Companies, Inc.	100,919	4,601
Archer-Daniels-Midland Co.	85,475	3,528
Avon Products, Inc.	58,750	1,821
Brown-Forman Corp. — Class B	10,868	777
Campbell Soup Co.	24,154	896
The Clorox Co.	19,750	1,204
The Coca-Cola Co.	267,600	11,512

Common Stocks (53.3%)	Shares/ $ Par	Value $ (000’s)

Consumer Staples continued
Coca-Cola Enterprises, Inc.	39,600	807
Colgate-Palmolive Co.	67,254	4,029
ConAgra Foods, Inc.	67,833	1,500
*Constellation Brands, Inc. — Class A	26,000	650
Costco Wholesale Corp.	61,552	3,516
CVS Corp.	106,866	3,281
*Dean Foods Co.	17,800	662
The Estee Lauder Companies, Inc. — Class A	15,500	599
General Mills, Inc.	46,433	2,399
H.J. Heinz Co.	43,783	1,805
The Hershey Co.	23,200	1,278
Kellogg Co.	31,843	1,542
Kimberly-Clark Corp.	59,997	3,702
The Kroger Co.	94,473	2,065
McCormick & Co., Inc.	17,300	580
Molson Coors Brewing Co.	7,500	509
The Pepsi Bottling Group, Inc.	17,500	563
PepsiCo, Inc.	215,800	12,957
The Procter & Gamble Co.	428,461	23,822
Reynolds American, Inc.	11,200	1,291
Safeway, Inc.	58,800	1,529
Sara Lee Corp.	99,284	1,591
SUPERVALU, Inc.	26,685	819
Sysco Corp.	80,750	2,468
Tyson Foods, Inc. — Class A	32,900	489
UST, Inc.	21,033	950
Wal-Mart Stores, Inc.	326,533	15,729
Walgreen Co.	131,954	5,917
Whole Foods Market, Inc.	18,300	1,183
Wm. Wrigley Jr. Co.	29,016	1,316

Total		144,394

Energy (5.4%)
Anadarko Petroleum Corp.	59,854	2,854
Apache Corp.	43,130	2,944
Baker Hughes, Inc.	44,540	3,646
BJ Services Co.	42,000	1,565
Chesapeake Energy Corp.	50,600	1,531
Chevron Corp.	289,468	17,964
ConocoPhillips	215,506	14,122
Devon Energy Corp.	57,500	3,474
El Paso Corp.	90,817	1,362
EOG Resources, Inc.	31,680	2,197
Exxon Mobil Corp.	790,071	48,470
Halliburton Co.	67,385	5,001
Hess Corp.	31,500	1,665
Kerr-McGee Corp.	29,616	2,054
Kinder Morgan, Inc.	13,633	1,362
Marathon Oil Corp.	47,324	3,942
Murphy Oil Corp.	21,700	1,212
*Nabors Industries, Ltd.	40,500	1,368
*National-Oilwell Varco, Inc.	22,800	1,444
Noble Corp.	17,950	1,336
Occidental Petroleum Corp.	55,880	5,730
Rowan Companies, Inc.	14,350	511
Schlumberger, Ltd.	154,066	10,031

Balanced Portfolio

Balanced Portfolio

Common Stocks (53.3%)	Shares/ $ Par	Value $ (000’s)

Energy continued
Sunoco, Inc.	17,300	1,199
*Transocean, Inc.	42,454	3,410
Valero Energy Corp.	80,400	5,348
*Weatherford International, Ltd.	45,500	2,258
The Williams Companies, Inc.	77,700	1,815
XTO Energy, Inc.	47,533	2,104

Total		151,919

Financials (11.5%)
ACE, Ltd.	42,500	2,150
AFLAC, Inc.	65,150	3,020
The Allstate Corp.	82,969	4,541
Ambac Financial Group, Inc.	13,800	1,119
American Express Co.	161,100	8,574
American International Group, Inc.	339,190	20,028
Ameriprise Financial, Inc.	31,960	1,428
AmSouth Bancorporation	45,145	1,194
Aon Corp.	41,575	1,448
Apartment Investment & Management Co. — Class A	12,700	552
Archstone-Smith Trust	27,900	1,419
Bank of America Corp.	595,884	28,661
The Bank of New York Co., Inc.	100,820	3,246
BB&T Corp.	71,800	2,986
The Bear Stearns Companies, Inc.	15,745	2,206
Boston Properties, Inc.	11,900	1,076
Capital One Financial Corp.	39,600	3,384
The Charles Schwab Corp.	134,686	2,152
The Chubb Corp.	54,200	2,705
Cincinnati Financial Corp.	22,618	1,063
CIT Group, Inc.	26,000	1,360
Citigroup, Inc.	649,174	31,315
Comerica, Inc.	21,200	1,102
Commerce Bancorp, Inc.	24,100	860
Compass Bancshares, Inc.	16,900	940
Countrywide Financial Corp.	79,298	3,020
*E*TRADE Financial Corp.	55,700	1,271
Equity Office Properties Trust	47,800	1,745
Equity Residential	38,000	1,700
Fannie Mae	126,429	6,081
Federated Investors, Inc. — Class B	11,000	347
Fifth Third Bancorp	72,643	2,684
First Horizon National Corp.	16,100	647
Franklin Resources, Inc.	20,050	1,741
Freddie Mac	90,214	5,143
Genworth Financial, Inc.	47,600	1,658
Golden West Financial Corp.	33,400	2,478
The Goldman Sachs Group, Inc.	56,400	8,484
The Hartford Financial Services Group, Inc.	39,550	3,346
Huntington Bancshares, Inc.	32,000	755
Janus Capital Group, Inc.	27,671	495
JPMorgan Chase & Co.	453,709	19,055
KeyCorp	52,825	1,885
Kimco Realty Corp.	27,600	1,007
Legg Mason, Inc.	17,200	1,712
Lehman Brothers Holdings, Inc.	69,912	4,555

Common Stocks (53.3%)	Shares/ $ Par	Value $ (000’s)

Financials continued
Lincoln National Corp.	37,445	2,113
Loews Corp.	52,999	1,879
M&T Bank Corp.	10,300	1,215
Marsh & McLennan Companies, Inc.	71,780	1,930
Marshall & Ilsley Corp.	29,400	1,345
MBIA, Inc.	17,550	1,028
Mellon Financial Corp.	54,009	1,860
Merrill Lynch & Co., Inc.	120,700	8,396
MetLife, Inc.	99,015	5,071
MGIC Investment Corp.	11,400	741
Moody’s Corp.	31,900	1,737
Morgan Stanley	139,831	8,839
National City Corp.	70,879	2,565
North Fork Bancorporation, Inc.	60,700	1,831
Northern Trust Corp.	24,250	1,341
Plum Creek Timber Co., Inc.	24,100	856
PNC Financial Services Group, Inc.	38,700	2,716
Principal Financial Group, Inc.	36,200	2,015
The Progressive Corp.	102,200	2,628
ProLogis	32,000	1,668
Prudential Financial, Inc.	64,200	4,988
Public Storage, Inc.	10,800	820
Regions Financial Corp.	59,575	1,973
SAFECO Corp.	15,550	876
Simon Property Group, Inc.	23,900	1,982
SLM Corp.	53,658	2,840
Sovereign Bancorp, Inc.	49,125	998
The St. Paul Travelers Companies, Inc.	90,931	4,054
State Street Corp.	43,400	2,521
SunTrust Banks, Inc.	47,467	3,620
Synovus Financial Corp.	42,150	1,129
T. Rowe Price Group, Inc.	34,700	1,312
Torchmark Corp.	13,150	798
U.S. Bancorp	232,409	7,177
UnumProvident Corp.	39,106	709
Vornado Realty Trust	15,500	1,512
Wachovia Corp.	210,088	11,362
Washington Mutual, Inc.	125,494	5,720
Wells Fargo & Co.	219,385	14,715
XL Capital, Ltd. — Class A	23,500	1,441
Zions Bancorporation	13,900	1,083

Total		321,742

Health Care (6.5%)
Abbott Laboratories	199,325	8,693
Aetna, Inc.	74,016	2,955
Allergan, Inc.	19,933	2,138
AmerisourceBergen Corp.	27,400	1,149
*Amgen, Inc.	154,023	10,047
Applera Corp. — Applied Biosystems Group	24,167	782
*Barr Pharmaceuticals, Inc.	13,900	663
Bausch & Lomb, Inc.	7,000	343
Baxter International, Inc.	85,500	3,143
Becton, Dickinson and Co.	32,250	1,971
*Biogen Idec, Inc.	44,920	2,081
Biomet, Inc.	32,155	1,006

Balanced Portfolio

Balanced Portfolio

Common Stocks (53.3%)	Shares/ $ Par	Value $ (000’s)

Health Care continued
*Boston Scientific Corp.	158,683	2,672
Bristol-Myers Squibb Co.	256,744	6,639
C. R. Bard, Inc.	13,500	989
Cardinal Health, Inc.	54,550	3,509
Caremark Rx, Inc.	57,800	2,882
CIGNA Corp.	15,671	1,544
*Coventry Health Care, Inc.	21,000	1,154
Eli Lilly and Co.	147,566	8,156
*Express Scripts, Inc.	19,200	1,377
*Fisher Scientific International, Inc.	16,200	1,183
*Forest Laboratories, Inc.	42,534	1,646
*Genzyme Corp.	34,000	2,076
*Gilead Sciences, Inc.	59,400	3,514
HCA, Inc.	53,315	2,301
Health Management Associates, Inc. — Class A	31,400	619
*Hospira, Inc.	20,442	878
*Humana, Inc.	21,500	1,155
IMS Health, Inc.	26,033	699
Johnson & Johnson	386,623	23,166
*King Pharmaceuticals, Inc.	31,666	538
*Laboratory Corp. of America Holdings	16,300	1,014
Manor Care, Inc.	10,300	483
McKesson Corp.	39,693	1,877
*Medco Health Solutions, Inc.	39,362	2,255
*MedImmune, Inc.	32,500	881
Medtronic, Inc.	157,600	7,395
Merck & Co., Inc.	285,000	10,383
*Millipore Corp.	6,900	435
Mylan Laboratories, Inc.	27,500	550
*Patterson Companies, Inc.	18,100	632
PerkinElmer, Inc.	16,500	345
Pfizer, Inc.	956,859	22,457
Quest Diagnostics, Inc.	21,200	1,270
Schering-Plough Corp.	193,350	3,679
*St. Jude Medical, Inc.	47,100	1,527
Stryker Corp.	38,200	1,609
*Tenet Healthcare Corp.	61,450	429
*Thermo Electron Corp.	21,400	776
UnitedHealth Group, Inc.	175,856	7,875
*Waters Corp.	13,500	599
*Watson Pharmaceuticals, Inc.	13,300	310
*WellPoint, Inc.	83,200	6,054
Wyeth	175,771	7,806
*Zimmer Holdings, Inc.	32,373	1,836

Total		184,145

Industrials (6.2%)
3M Co.	98,424	7,950
*Allied Waste Industries, Inc.	31,550	358
American Power Conversion Corp.	22,150	432
American Standard Companies, Inc.	23,100	1,000
Avery Dennison Corp.	14,350	833
The Boeing Co.	104,418	8,553
Burlington Northern Santa Fe Corp.	47,608	3,773
Caterpillar, Inc.	87,424	6,511
Cendant Corp.	130,573	2,127

Common Stocks (53.3%)	Shares/ $ Par	Value $ (000’s)

Industrials continued
Cintas Corp.	17,967	714
Cooper Industries, Ltd. — Class A	12,100	1,124
CSX Corp.	28,950	2,039
Cummins, Inc.	6,100	746
Danaher Corp.	30,800	1,981
Deere & Co.	30,640	2,558
Dover Corp.	26,633	1,316
Eaton Corp.	19,600	1,478
Emerson Electric Co.	53,625	4,494
Equifax, Inc.	16,800	577
FedEx Corp.	39,840	4,656
Fluor Corp.	11,400	1,059
General Dynamics Corp.	52,700	3,450
General Electric Co.	1,357,798	44,754
Goodrich Corp.	16,200	653
Honeywell International, Inc.	108,150	4,358
Illinois Tool Works, Inc.	54,100	2,570
Ingersoll-Rand Co., Ltd. — Class A	42,940	1,837
ITT, Inc.	24,200	1,198
L-3 Communications Holdings, Inc.	15,900	1,199
Lockheed Martin Corp.	46,222	3,316
Masco Corp.	51,900	1,538
*Monster Worldwide, Inc.	16,733	714
*Navistar International Corp.	8,020	197
Norfolk Southern Corp.	54,143	2,881
Northrop Grumman Corp.	44,862	2,874
PACCAR, Inc.	21,727	1,790
Pall Corp.	16,316	457
Parker Hannifin Corp.	15,700	1,218
Pitney Bowes, Inc.	29,027	1,199
R. R. Donnelley & Sons Co.	28,233	902
Raytheon Co.	58,300	2,598
Robert Half International, Inc.	22,460	943
Rockwell Automation, Inc.	23,150	1,667
Rockwell Collins, Inc.	22,350	1,249
Ryder System, Inc.	8,000	467
Southwest Airlines Co.	92,195	1,509
Textron, Inc.	16,950	1,562
Tyco International, Ltd.	265,983	7,315
Union Pacific Corp.	35,140	3,267
United Parcel Service, Inc. — Class B	141,600	11,659
United Technologies Corp.	131,966	8,369
W.W. Grainger, Inc.	10,000	752
Waste Management, Inc.	71,197	2,555

Total		175,296

Information Technology (8.0%)
*ADC Telecommunications, Inc.	15,307	258
Adobe Systems, Inc.	78,150	2,373
*Advanced Micro Devices, Inc.	63,200	1,543
*Affiliated Computer Services, Inc. — Class A	15,500	800
*Agilent Technologies, Inc.	55,588	1,754
*Altera Corp.	46,965	824
Analog Devices, Inc.	47,143	1,515
*Andrew Corp.	20,762	184
*Apple Computer, Inc.	111,100	6,346

Balanced Portfolio

Balanced Portfolio

Common Stocks (53.3%)	Shares/ $ Par	Value $ (000’s)

Information Technology continued
Applied Materials, Inc.	204,200	3,324
*Autodesk, Inc.	30,232	1,042
Automatic Data Processing, Inc.	75,300	3,415
*Avaya, Inc.	53,712	613
*BMC Software, Inc.	27,840	665
*Broadcom Corp. — Class A	59,850	1,798
CA, Inc.	59,532	1,223
*Ciena Corp.	76,700	369
*Cisco Systems, Inc.	797,167	15,569
*Citrix Systems, Inc.	23,780	955
*Computer Sciences Corp.	24,550	1,189
*Compuware Corp.	49,243	330
*Comverse Technology, Inc.	26,400	522
*Convergys Corp.	18,250	356
*Corning, Inc.	203,400	4,920
*Dell, Inc.	296,667	7,242
*eBay, Inc.	151,000	4,423
*Electronic Arts, Inc.	40,000	1,722
Electronic Data Systems Corp.	67,700	1,629
*EMC Corp.	308,786	3,387
First Data Corp.	99,947	4,502
*Fiserv, Inc.	22,925	1,040
*Freescale Semiconductor, Inc. — Class B	53,006	1,558
*Gateway, Inc.	34,350	65
*Google, Inc. — Class A	26,900	11,280
Hewlett-Packard Co.	364,267	11,540
Intel Corp.	759,643	14,395
International Business Machines Corp.	202,410	15,549
*Intuit, Inc.	22,300	1,347
Jabil Circuit, Inc.	23,233	595
*JDS Uniphase Corp.	220,000	557
*Juniper Networks, Inc.	73,900	1,182
KLA-Tencor Corp.	26,000	1,081
*Lexmark International, Inc. — Class A	13,800	770
Linear Technology Corp.	39,650	1,328
*LSI Logic Corp.	51,800	464
*Lucent Technologies, Inc.	584,962	1,416
Maxim Integrated Products, Inc.	41,900	1,345
*Micron Technology, Inc.	94,650	1,425
Microsoft Corp.	1,145,600	26,692
Molex, Inc.	18,575	624
Motorola, Inc.	322,519	6,499
National Semiconductor Corp.	44,086	1,051
*NCR Corp.	23,800	872
*Network Appliance, Inc.	48,900	1,726
*Novell, Inc.	44,300	294
*Novellus Systems, Inc.	16,600	410
*NVIDIA Corp.	46,000	979
*Oracle Corp.	508,550	7,369
*Parametric Technology Corp.	14,528	185
Paychex, Inc.	43,640	1,701
*PMC-Sierra, Inc.	27,000	254
*QLogic Corp.	21,100	364
QUALCOMM, Inc.	218,866	8,770
Sabre Holdings Corp. — Class A	17,309	381
*SanDisk Corp.	25,500	1,300

Common Stocks (53.3%)	Shares/ $ Par	Value $ (000’s)

Information Technology continued
*Sanmina-SCI Corp.	69,600	320
*Solectron Corp.	119,400	408
*Sun Microsystems, Inc.	456,754	1,896
*Symantec Corp.	135,132	2,100
Symbol Technologies, Inc.	33,150	358
Tektronix, Inc.	10,940	322
*Tellabs, Inc.	58,508	779
*Teradyne, Inc.	25,850	360
Texas Instruments, Inc.	203,475	6,163
*Unisys Corp.	44,750	281
*VeriSign, Inc.	32,000	741
*Xerox Corp.	119,900	1,668
Xilinx, Inc.	44,900	1,017
*Yahoo!, Inc.	163,700	5,402

Total		223,015

Materials (1.6%)
Air Products and Chemicals, Inc.	29,233	1,869
Alcoa, Inc.	113,643	3,678
Allegheny Technologies, Inc.	11,431	791
Ashland, Inc.	9,300	620
Ball Corp.	13,668	506
Bemis Co., Inc.	13,700	419
The Dow Chemical Co.	125,624	4,904
E. I. du Pont de Nemours and Co.	120,345	5,007
Eastman Chemical Co.	10,675	576
Ecolab, Inc.	23,800	966
Freeport-McMoRan Copper & Gold, Inc. — Class B	24,619	1,364
*Hercules, Inc.	14,800	226
International Flavors & Fragrances, Inc.	10,275	362
International Paper Co.	64,324	2,078
Louisiana-Pacific Corp.	13,900	304
MeadWestvaco Corp.	23,614	660
Monsanto Co.	35,378	2,978
Newmont Mining Corp.	58,630	3,104
Nucor Corp.	40,668	2,206
*Pactiv Corp.	18,400	455
Phelps Dodge Corp.	26,620	2,187
PPG Industries, Inc.	21,633	1,428
Praxair, Inc.	42,200	2,279
Rohm and Haas Co.	18,934	949
Sealed Air Corp.	10,636	554
Sigma-Aldrich Corp.	8,700	632
Temple-Inland, Inc.	14,400	617
United States Steel Corp.	16,350	1,146
Vulcan Materials Co.	13,100	1,022
Weyerhaeuser Co.	32,120	1,999

Total		45,886

Telecommunication Services (1.8%)
ALLTEL Corp.	50,843	3,245
AT&T, Inc.	507,706	14,160
BellSouth Corp.	236,235	8,552
CenturyTel, Inc.	15,200	565
Citizens Communications Co.	42,400	553
*Embarq Corp.	19,503	799

Balanced Portfolio

Balanced Portfolio

Common Stocks (53.3%)	Shares/ $ Par	Value $ (000’s)

Telecommunication Services continued
*Qwest Communications International, Inc.	204,420	1,654
Sprint Nextel Corp.	388,960	7,775
Verizon Communications, Inc.	380,938	12,758

Total		50,061

Utilities (1.8%)
*The AES Corp.	85,975	1,586
*Allegheny Energy, Inc.	21,300	790
Ameren Corp.	26,833	1,355
American Electric Power Co., Inc.	51,420	1,761
CenterPoint Energy, Inc.	40,626	508
*CMS Energy Corp.	28,900	374
Consolidated Edison, Inc.	32,125	1,428
Constellation Energy Group	23,400	1,276
Dominion Resources, Inc.	45,425	3,397
DTE Energy Co.	23,250	947
Duke Energy Corp.	161,249	4,735
*Dynegy, Inc. — Class A	48,200	264
Edison International	42,580	1,661
Entergy Corp.	27,191	1,924
Exelon Corp.	87,324	4,962
FirstEnergy Corp.	43,074	2,335
FPL Group, Inc.	52,786	2,184
KeySpan Corp.	22,700	917
Nicor, Inc.	5,750	239
NiSource, Inc.	35,584	777
Peoples Energy Corp.	5,000	180
PG&E Corp.	45,375	1,782
Pinnacle West Capital Corp.	13,000	519
PPL Corp.	49,666	1,604
Progress Energy, Inc.	33,079	1,418
Public Service Enterprise Group, Inc.	32,840	2,171
Sempra Energy	33,859	1,540
The Southern Co.	96,900	3,106
TECO Energy, Inc.	27,300	408
TXU Corp.	60,430	3,613
Xcel Energy, Inc.	52,970	1,016

Total		50,777

Total Common Stocks (Cost: $818,301)		1,500,417

Money Market Investments (13.2%)

Asset-Backed Securities (CMO’s) (0.0%)
Ford Credit Auto Owner Trust, 4.72%, 11/15/06	223,888	224

Total		224

Autos (1.6%)
(b)New Center Asset Trust, 5.24%, 8/8/06	15,000,000	14,917
(b)New Center Asset Trust, 5.28%, 7/26/06	15,000,000	14,945
Toyota Motor Credit Corp., 5.25%, 7/31/06	15,000,000	14,934

Total		44,796

Money Market Investments (13.2%)	Shares/ $ Par	Value $ (000’s)

Federal Government & Agencies (0.9%)
Fannie Mae, 3.125%, 5/4/07	2,700,000	2,647
Fannie Mae, 4.00%, 5/23/07	8,000,000	7,894
(b)Federal Home Loan, 5.16%, 9/26/06	15,000,000	14,816

Total		25,357

Finance Lessors (2.1%)
Ranger Funding, Co. LLC, 5.21%, 8/1/06	15,000,000	14,933
Ranger Funding, Co. LLC, 5.28%, 8/9/06	15,000,000	14,914
Windmill Funding Corp., 5.02%, 7/6/06	15,000,000	14,990
Windmill Funding Corp., 5.27%, 7/21/06	15,000,000	14,956

Total		59,793

Finance Services (1.8%)
(b)Bryant Park Funding LLC, 5.01%, 7/6/06	15,000,000	14,989
HBOS PLC, 3.125%, 1/12/07 144A	3,200,000	3,159
HBOS Treasury Services PLC, 5.12%, 2/9/07	3,000,000	3,000
(b)Preferred Receivable Funding, 5.11%, 7/12/06	15,000,000	14,977
(b)Preferred Receivable Funding, 5.15%, 7/17/06	15,000,000	14,966

Total		51,091

Miscellaneous Business Credit Institutions (0.5%)
(b)Caterpillar Financial, 5.29%, 7/26/06	15,000,000	14,945

Total		14,945

National Commercial Banks (1.2%)
(b)Citigroup Funding, Inc., 5.26%, 7/28/06	15,000,000	14,940
FleetBoston Financial Corp., 8.625%, 1/15/07	2,500,000	2,537
Rabobank USA, 5.25%, 7/3/06	14,600,000	14,596
Royal Bank of Scotland — New York, 5.28%, 12/27/06	3,000,000	3,000

Total		35,073

Personal Credit Institutions (0.7%)
American Express Co., 5.50%, 9/12/06	3,400,000	3,400
(b)American Express Credit Corp., 5.25%, 7/17/06	15,000,000	14,965

Total		18,365

Security Brokers and Dealers (2.0%)
(b)Bear Stearns Co., Inc., 5.31%, 8/14/06	15,000,000	14,903
(b)Bear Stearns Co., Inc., 5.33%, 8/16/06	15,000,000	14,898
Goldman Sachs Group, Inc., 3.55%, 8/1/2006	3,300,000	3,300
Merrill Lynch & Co., Inc., 5.233%, 1/26/07	3,000,000	3,002

Balanced Portfolio

Balanced Portfolio

Money Market Investments (13.2%)	Shares/ $ Par	Value $ (000’s)

Security Brokers and Dealers continued
Merrill Lynch & Co., Inc., 5.085%, 12/22/06	2,900,000	2,902
(b)Morgan Stanley Dean Witter, 5.28%, 7/14/06	15,000,000	14,971
Morgan Stanley Dean Witter, 4.93%, 11/24/06	3,100,000	3,101

Total		57,077

Short Term Business Credit (2.4%)
HSBC Finance Corp., 5.75%, 1/30/07	2,800,000	2,802
HSBC Finance Corp., 7.875%, 3/1/07	3,100,000	3,143
(b)Old Line Funding Corp., 5.00%, 7/5/06	15,000,000	14,993
(b)Old Line Funding Corp., 5.20%, 7/17/06	15,000,000	14,965
Sheffield Receivables, 5.28%, 8/2/06	15,000,000	14,930
Sheffield Receivables, 5.29%, 8/2/06	15,000,000	14,929

Total		65,762

Total Money Market Investments (Cost: $372,537)		372,483

Total Investments (103.1%) (Cost $2,246,447)(a)		2,900,708

Other Assets, Less Liabilities (-3.1%)		(87,474)

Net Assets (100.0%)		2,813,234

*	Non-Income Producing

144A after the name of a security represents a security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2006 the value of these securities (in thousands) was $37,323, representing 1.33% of the net assets.

IO — Interest Only Security

(a)	At June 30, 2006 the aggregate cost of securities for federal tax purposes (in thousands) was $2,246,447 and the net unrealized appreciation of investments based on that cost was $654,261 which is comprised of $771,332 aggregate gross unrealized appreciation and $117,071 aggregate gross unrealized depreciation.

(b)	All or a portion of the securities have been committed as collateral for open futures positions or when-issued securities. Information regarding open futures contracts as of period end is summarized below.

Issuer (000’s)	Number of Contracts	Expiration Date	Unrealized Appreciation/ (Depreciation) (000’s)
S&P 500 Index Futures (Long)	582	9/06	$5,225
(Total Notional Value at June 30, 2006, $180,927)
US 5 Year Note (CBT) Commodity (Short)	133	9/06	$(57)
(Total Notional Value at June 30, 2006, $13,810)

(d)	Defaulted Security

(e)	Step bond security that presently receives no coupon payments. At the predetermined date the stated coupon rate becomes effective.

(f)	Foreign Bond

(g)	All or portion of the securities have been loaned. See note 6.

The Accompanying Notes are an Integral Part of the Financial Statements.

Balanced Portfolio

High Yield Bond Portfolio

Sector Allocation is based on Net Assets.

Sector Allocation is subject to change.

Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2006 to June 30, 2006).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs or separate account charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs or separate account charges were included, your costs would have been higher.

	Beginning Account Value January 1, 2006	Ending Account Value June 30, 2006	Expenses Paid During Period January 1, 2006 to June 30, 2006*
Actual	$1,000.00	$1,021.50	$2.41
Hypothetical (5% return before expenses)	$1,000.00	$1,022.41	$2.41

*	Expenses are equal to the Fund’s annualized expense ratio of 0.48%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Bonds and other debt obligations are affected by changes in interest rates, inflation risk and the creditworthiness of their issuers. High yield bonds generally have greater price swings and higher default risks than investment grade bonds. Return of principal is not guaranteed. When interest rates rise, bond prices fall. With a fixed income fund, when interest rates rise, the value of the fund’s existing bonds drops, which could negatively affect overall fund performance. In contrast to owning individual bonds, there are ongoing fees and expenses associated with owning shares of bond funds.

High Yield Bond Portfolio

High Yield Bond Portfolio

Northwestern Mutual Series Fund, Inc.

Schedule of Investments

June 30, 2006 (unaudited)

Bonds (95.8%)	Shares/ $ Par	Value $ (000’s)

Aerospace/Defense (0.8%)
L-3 Communications Corp., 6.125%, 7/15/13	765,000	729
L-3 Communications Corp., 6.375%, 10/15/15	470,000	449
L-3 Communications Corp., 7.625%, 6/15/12	765,000	776

Total		1,954

Autos/Vehicle Parts (5.1%)
Arvinmeritor, Inc., 8.75%, 3/1/12	1,229,000	1,198
Ford Motor Co., 7.45%, 7/16/31	845,000	611
Ford Motor Credit Co., 7.375%, 2/1/11	1,305,000	1,169
Ford Motor Credit Co., 8.625%, 11/1/10	1,135,000	1,062
General Motors Acceptance Corp., 6.75%, 12/1/14	870,000	808
General Motors Acceptance Corp., 6.875%, 9/15/11	3,180,000	3,034
General Motors Acceptance Corp., 7.75%, 1/19/10	1,480,000	1,472
General Motors Corp., 8.375%, 7/15/33	1,690,000	1,360
The Goodyear Tire & Rubber Co., 7.857%, 8/15/11	1,820,000	1,688
TRW Automotive, Inc., 9.375%, 2/15/13	410,000	436

Total		12,838

Basic Materials (9.4%)
Abitibi-Consolidated, Inc., 7.75%, 6/15/11	1,687,000	1,548
Arch Western Finance LLC, 6.75%, 7/1/13	1,170,000	1,120
BCP Caylux Holding, 9.625%, 6/15/14	755,000	819
Bowater Canada Finance, 7.95%, 11/15/11	780,000	741
Cascades, Inc., 7.25%, 2/15/13	504,000	466
Crown Americas Inc., 7.625%, 11/15/13 144A	962,000	945
Crown Americas Inc., 7.75%, 11/15/15 144A	825,000	813
Equistar Chemicals LP, 8.75%, 2/15/09	1,030,000	1,063
Equistar Chemicals LP, 10.625%, 5/1/11	1,585,000	1,702
Georgia-Pacific Corp., 7.70%, 6/15/15	390,000	372
Georgia-Pacific Corp., 8.125%, 5/15/11	845,000	841
Graham Packaging Co., 9.875%, 10/15/14	477,000	472
Graphic Packaging International Corp., 9.50%, 8/15/13	436,000	432
Hexion US Finance Corp., 9.00%, 7/15/14	562,000	569
Huntsman LLC, 11.50%, 7/15/12	745,000	833
Ineos Group Holdings PLC, 8.50%, 2/15/16 144A	965,000	903
Invista, 9.25%, 5/1/12 144A	875,000	919
Jefferson Smurfit, Corp., 7.50%, 6/1/13	620,000	555
Massey Energy Co., 6.875%, 12/15/13 144A	1,650,000	1,535
Norampac Inc., 6.75%, 6/1/13	625,000	563
Novelis, Inc., 7.75%, 2/15/15 144A	748,000	718

Bonds (95.8%)	Shares/ $ Par	Value $ (000’s)

Basic Materials continued
Owens-Brockway Glass Container, Inc., 6.75%, 12/1/14	1,064,000	987
Owens-Brockway Glass Container, Inc., 7.75%, 5/15/11	1,555,000	1,567
Rockwood Specialties Group, Inc., 10.265%, 5/15/11	1,257,000	1,343
Smurfit-Stone Container, 8.375%, 7/1/12	1,850,000	1,748

Total		23,574

Builders/Building Materials (2.8%)
Beazer Homes USA, Inc., 6.50%, 11/15/13	557,000	504
Beazer Homes USA, Inc., 6.875%, 7/15/15	223,000	203
K. Hovnanian Enterprises, Inc., 7.50%, 5/15/16	340,000	315
K. Hovnanian Enterprises, Inc., 7.75%, 5/15/13	1,400,000	1,278
KB Home, 5.75%, 2/1/14	612,000	538
KB Home, 7.25%, 6/15/18	434,000	405
KB Home, 7.75%, 2/1/10	1,030,000	1,030
Standard Pacific Corp., 6.50%, 8/15/10	1,250,000	1,172
Technical Olympic USA, Inc., 8.25%, 4/1/11 144A	975,000	909
Technical Olympic USA, Inc., 9.00%, 7/1/10	750,000	729

Total		7,083

Capital Goods (2.7%)
Amsted Industries, Inc., 10.25%, 10/15/11 144A	915,000	979
Case New Holland, Inc., 9.25%, 8/1/11	1,676,000	1,764
DA-Lite Screen Co., Inc., 9.50%, 5/15/11	675,000	716
(e)Stanadyne Corp., 12.00%, 2/15/15	1,030,000	515
Terex Corp. 7.375%, 1/15/14	610,000	607
United Rentals North America, Inc., 6.50%, 2/15/12	2,295,000	2,168

Total		6,749

Consumer Products/Retailing (6.4%)
Bon-Ton Stores, Inc., 10.25%, 3/15/14 144A	825,000	765
Delhaize America, Inc., 8.125%, 4/15/11	1,330,000	1,399
Education Management LLC, 10.25%, 6/1/16 144A	1,155,000	1,149
General Nutrition Centers, Inc., 8.625%, 1/15/11	374,000	374
GSC Holdings Corp., 8.00%, 10/1/12	1,105,000	1,105
The Jean Coutu Group (PJC), Inc., 8.50%, 8/1/14	1,419,000	1,305
Jostens IH Corp., 7.625%, 10/1/12	844,000	819
Levi Strauss & Co., 9.74%, 4/1/12	780,000	794
Oxford Industries, Inc., 8.875%, 6/1/11	1,693,000	1,692
Phillips Van Heusen Corp., 7.25%, 2/15/11	563,000	557

High Yield Bond Portfolio

High Yield Bond Portfolio

Bonds (95.8%)	Shares/ $ Par	Value $ (000’s)

Consumer Products/Retailing continued
Phillips Van Heusen Corp., 8.125%, 5/1/13	200,000	205
Rayovac Corp., 8.50%, 10/1/13	1,255,000	1,073
Rent-A-Center, 7.50%, 5/1/10	497,000	495
Rite Aid Corp., 8.125%, 5/1/10	1,505,000	1,513
Samsonite Corp., 8.875%, 6/1/11	1,057,000	1,097
Simmons Bedding Co., 7.875%, 1/15/14	1,115,000	1,043
Warnaco, Inc., 8.875%, 6/15/13	755,000	766

Total		16,151

Energy (11.0%)
AmeriGas Partners LP, 7.25%, 5/20/15	1,505,000	1,422
Basic Energy Services, Inc., 7.125%, 4/15/16 144A	610,000	567
Chesapeake Energy Corp., 6.375%, 6/15/15	1,478,000	1,371
Chesapeake Energy Corp., 6.625%, 1/15/06	2,190,000	2,037
Chesapeake Energy Corp., 7.625%, 7/15/13	1,535,000	1,545
Colorado Interstate Gas, 6.80%, 11/15/15	1,675,000	1,614
Denbury Resources, Inc., 7.50%, 12/15/15	410,000	408
El Paso Production Holding, 7.75%, 6/1/13	1,328,000	1,338
Hanover Compressor Co., 7.50%, 4/15/13	152,000	149
Hanover Compressor Co., 9.00%, 6/1/14	665,000	695
Kerr-McGee Corp., 6.95%, 7/1/24	1,030,000	1,035
Kinder Morgan, Inc., 5.35%, 1/5/11	875,000	806
Newfield Exploration Co., 6.625%, 9/1/14	190,000	181
Newfield Exploration Co., 6.625%, 4/15/16	1,330,000	1,254
Petrohawk Energy Corp., 9.125%, 7/15/13 144A	1,536,000	1,528
Pioneer Natural Resource Co., 5.875%, 7/15/16	610,000	555
Pogo Producing Co., 7.875%, 5/1/13 144A	726,000	728
Range Resources Corp., 6.375%, 3/15/15	1,119,000	1,032
Sesi LLC, 6.875%, 6/1/14 144A	1,145,000	1,102
Sonat, Inc., 7.625%, 7/15/11	995,000	1,005
Tenaska Alabama II Partners LP, 7.00%, 6/30/21 144A	1,019,745	994
Tesoro Corp., 6.625%, 11/1/15 144A	1,225,000	1,161
Whiting Petroleum Corp., 7.25%, 5/1/13	1,254,000	1,201
Williams Companies, Inc., 6.375%, 10/1/10 144A	4,095,000	3,994

Total		27,722

Financials (2.6%)
Crum and Forster Holding Corp., 10.375%, 6/15/13	555,000	565
E*Trade Financial Corp., 7.875%, 12/1/15	1,210,000	1,240
Fairfax Financial Holdings, 7.75%, 4/26/12	899,000	782

Bonds (95.8%)	Shares/ $ Par	Value $ (000’s)

Financials continued
LaBranche & Co., Inc., 9.50%, 5/15/09	375,000	399
LaBranche & Co., Inc., 11.00%, 5/15/12	561,000	614
Residential Capital Corp., 6.898%, 4/17/09 144A	2,171,000	2,172
UnumProvident Finance Co. PLC, 6.85%, 11/15/15 144A	825,000	811

Total		6,583

Foods (2.7%)
B&G Foods, Inc., 8.00%, 10/1/11	939,000	939
Dole Foods Co., 8.625%, 5/1/09	390,000	372
Gold Kist, Inc., 10.25%, 3/15/14	604,000	630
Land O Lakes, Inc., 9.00%, 12/15/10	643,000	669
Reynolds America, Inc., 7.25%, 6/1/13 144A	2,095,000	2,047
Reynolds America, Inc., 7.625%, 6/1/16 144A	1,525,000	1,491
Smithfield Foods, Inc., 7.75%, 5/15/13	755,000	740

Total		6,888

Gaming/Leisure/Lodging (9.8%)
AMC Entertainment, Inc., 9.50%, 2/1/11	415,000	408
AMC Entertainment, Inc., 11.00%, 2/1/16	728,000	779
American Casino & Entertainment, 7.85%, 2/1/12	780,000	782
Boyd Gaming Corp., 7.75%, 12/15/12	1,355,000	1,367
Corrections Corp. of America, 6.25%, 3/15/13	1,633,000	1,535
Corrections Corp. of America, 6.75%, 1/31/14	219,000	210
(c)Eldorado Casino Shreveport/Shreveport Capital Corp., 10.00%, 8/1/12	447,844	385
Hertz Corp., 8.875%, 1/1/14 144A	1,720,000	1,763
Host Marriot LP, 7.125%, 11/1/13	2,865,000	2,853
Intrawest Corp., 7.50%, 10/15/13	615,000	612
MGM Mirage, Inc., 6.375%, 12/15/11	1,135,000	1,080
MGM Mirage, Inc., 6.625%, 7/15/15	816,000	761
MGM Mirage, Inc., 6.75%, 9/1/12	755,000	727
MGM Mirage, Inc., 8.375%, 2/1/11	1,130,000	1,158
MGM Mirage, Inc., 8.50%, 9/15/10	1,210,000	1,257
Mohegan Tribal Gaming, 6.125%, 2/15/13	415,000	391
Penn National Gaming, Inc., 6.75%, 3/1/15	641,000	598
Pokagon Gaming Authority, 10.375%, 6/15/14 144A	384,000	397
Royal Caribbean Cruises Ltd., 7.00%, 6/15/13	875,000	867
Starwood Hotels & Resorts, 7.875%, 5/1/12	735,000	767
Station Casinos, Inc., 6.00%, 4/1/12	390,000	365
Station Casinos, Inc., 6.625%, 3/15/18	615,000	557
Station Casinos, Inc., 6.875%, 3/1/16	1,180,000	1,100
Trump Entertainment Resorts, Inc., 8.50%, 6/1/15	780,000	750
Universal City Development Corp., 11.75%, 4/1/10	907,000	987
Universal City Florida, 8.375%, 5/1/10	400,000	402
Wynn Las Vegas LLC, 6.625%, 12/1/14	2,050,000	1,932

Total		24,790

High Yield Bond Portfolio

High Yield Bond Portfolio

Bonds (95.8%)	Shares/ $ Par	Value $ (000’s)
Health Care/Pharmaceuticals (6.9%)
Fresenius Medical Capital Trust II, 7.875%, 2/1/08	410,000	416
Fresenius Medical Capital Trust IV, 7.875%, 6/15/11	410,000	414
HCA, Inc., 6.50%, 2/15/16	2,130,000	1,969
HCA, Inc., 6.95%, 5/1/12	2,952,000	2,882
Iasis Healthcare Corp., 8.75%, 6/15/14	1,772,000	1,737
Omega Healthcare Investors, Inc., 7.00%, 4/1/14	750,000	709
Omega Healthcare Investors, Inc., 7.00%, 1/15/16	1,235,000	1,176
Omnicare Inc., 6.75%, 12/15/13	825,000	786
Senior Housing Properties Trust, 8.625%, 1/15/12	610,000	645
Service Corp. International, 6.75%, 4/1/16	825,000	759
Tenet Healthcare Corp., 6.375%, 12/1/11	1,170,000	1,044
Triad Hospitals, Inc., 7.00%, 5/15/12	950,000	945
US Oncology, Inc., 9.00%, 8/15/12	940,000	978
Vanguard Health Holding II, 9.00%, 10/1/14	1,175,000	1,172
Ventas Realty LP, 6.50%, 6/1/16	340,000	326
Ventas Realty LP, 6.75%, 6/1/10	605,000	599
Ventas Realty LP, 9.00%, 5/1/12	750,000	821

Total		17,378

Media (11.0%)
CCH II LLC/CCH II Capital Corp., 10.25%, 9/15/10 144A	845,000	845
Charter Communications Holdings LLC, 11.00%, 10/1/15	1,235,000	1,081
CMP Susquehanna Corp., 9.875%, 5/15/14 144A	290,000	270
CSC Holdings, Inc., 7.25%, 4/15/12 144A	935,000	902
CSC Holdings, Inc., 7.625%, 4/1/11	2,055,000	2,055
CSC Holdings, Inc., 7.875%, 2/15/18	845,000	843
CSC Holdings, Inc., 8.125%, 7/15/09	780,000	794
CSC Holdings, Inc., 8.125%, 8/15/09	408,000	415
The DIRECTV Group, Inc., 6.375%, 6/15/15	1,495,000	1,379
Echostar DBS Corp., 6.375%, 10/1/11	2,250,000	2,154
EchoStar DBS Corp., 7.125%, 2/1/16 144A	820,000	789
Intelsat Bermuda, Ltd., 8.50%, 1/15/13	934,000	927
Intelsat Bermuada Ltd., 11.25%, 6/15/16 144A	1,098,000	1,125
Intelsat Bermuada Ltd., 11.64%, 6/15/13 144A	878,000	896
Kabel Deutschland GMBH, 10.625%, 7/1/14 144A	845,000	891
Lamar Media Corp., 6.625%, 8/15/15	1,305,000	1,207
LIN Television Corp., 6.50%, 5/15/13	1,170,000	1,068
Mediacom Broadband LLC/Corp., 8.50%, 10/15/15	785,000	754
Mediacom LLC/Mediacom Capital Corp., 7.875%, 2/15/11	390,000	371
Primedia, Inc., 8.00%, 5/15/13	780,000	698
Quebecor World Capital Corp., 8.75%, 3/15/16 144A	730,000	666
R.H. Donnelley Corp., 6.875%, 1/15/13	1,250,000	1,150
R.H. Donnelley Corp., 6.875%, 1/15/13 144A	3,030,000	2,788

Bonds (95.8%)	Shares/ $ Par	Value $ (000’s)
Media continued
R.H. Donnelley Corp., 8.875%, 1/15/16 144A	695,000	701
Rogers Cable, Inc., 6.25%, 6/15/13	681,000	638
Rogers Cable, Inc., 7.875%, 5/1/12	755,000	772
Sinclair Broadcast Group, 8.00%, 3/15/12	1,205,000	1,223
Videotron Ltee, 6.375%, 12/15/15	340,000	310

Total		27,712

Real Estate (1.5%)
American Real Estate Partners LP, 7.125%, 2/15/13	390,000	374
The Rouse Co., 7.20%, 9/15/12	1,175,000	1,178
Rouse Co. LP/TRC Co-Issuer, Inc., 6.75%, 5/1/13 144A	1,035,000	1,008
Trustreet Properties, Inc., 7.50%, 4/1/15	1,225,000	1,207

Total		3,767

Services (2.3%)
Allied Waste North America, 6.375%, 4/15/11	2,595,000	2,490
Allied Waste North America, 6.50%, 11/15/10	980,000	946
Allied Waste North America, 7.25%, 3/15/15	1,411,000	1,348
WCA Waste Corp., 9.25%, 6/15/14 144A	880,000	889

Total		5,673

Structured Product (3.6%)
Dow Jones Credit Derivative High Yield, 6.75%, 6/29/10 144A	5,625,579	5,573
Dow Jones Credit Derivative High Yield, 8.25%, 12/29/10	3,520,000	3,500

Total		9,073

Technology (3.9%)
Flextronics International, Ltd., 6.50%, 5/15/13	1,130,000	1,074
Nortel Networks Ltd., 10.75%, 7/15/16 144A	1,760,000	1,790
Sanmina Corp., 8.125%, 3/1/16	730,000	712
Stats Chippac, Inc., 6.75%, 11/15/11	662,000	617
Sungard Data Systems, Inc., 4.875%, 1/15/14	415,000	361
Sungard Data Systems, Inc., 9.125%, 8/15/13 144A	1,315,000	1,364
Unisys Corp., 8.00%, 10/15/12	1,289,000	1,199
Xerox Corp., 6.40%, 3/15/16	485,000	458
Xerox Corp., 7.20%, 4/1/16	751,000	753
Xerox Corp., 7.625%, 6/15/13	1,415,000	1,426

Total		9,754

Telecommunications (5.8%)
American Tower Corp., 7.125%, 10/15/12	1,260,000	1,257
Citizens Communications, 9.25%, 5/15/11	2,955,000	3,177
Embarq Corp., 6.738%, 6/1/13	565,000	563
Qwest Capital Funding, 7.90%, 8/15/10	870,000	866
Qwest Communications International, Inc., 7.50%, 11/1/08	375,000	374
Qwest Corp., 7.875%, 9/1/11	3,156,000	3,194
Rogers Wireless, Inc., 6.375%, 3/1/14	620,000	591
Rogers Wireless, Inc., 7.25%, 12/15/12	501,000	505
Rogers Wireless, Inc., 8.00%, 12/15/12	1,220,000	1,247

High Yield Bond Portfolio

High Yield Bond Portfolio

Bonds (95.8%)	Shares/ $ Par	Value $ (000’s)

Telecommunications continued
Windstream Corp., 8.125%, 8/1/13 144A	1,150,000	1,173
Windstream Corp., 8.625%, 8/1/16 144A	1,535,000	1,570

Total		14,517

Transportation-Rail & Other (2.0%)
Grupo Transportacion Ferroviaria Mexicana, SA de CV (TFM), 9.375%, 5/1/12	468,000	498
Grupo Transportacion Ferroviaria Mexicana, SA de CV (TFM), 12.50%, 6/15/12	750,000	827
OMI Corp., 7.625%, 12/1/13	1,173,000	1,170
Progress Rail, 7.75%, 4/1/12 144A	560,000	605
Ship Finance International, Ltd., 8.50%, 12/15/13	545,000	518
Stena AB, 7.50%, 11/1/13	1,515,000	1,469

Total		5,087

Utilities (5.5%)
The AES Corp., 8.75%, 5/15/13 144A	1,750,000	1,872
The AES Corp., 9.375%, 9/15/10	860,000	920
Aquila, Inc., 9.95%, 2/1/11	78,000	88
CMS Energy Corp., 7.75%, 8/1/10	1,170,000	1,188
Dynegy Holdings, Inc., 8.375%, 5/1/16 144A	910,000	896
Edison Mission Energy, 7.73%, 6/15/09	1,280,000	1,293
Midwest Generation LLC, 8.75%, 5/1/34	935,000	991
NRG Energy, Inc., 7.25%, 2/1/14	1,810,000	1,765
NRG Energy, Inc., 7.375%, 2/1/16	1,455,000	1,419
Sierra Pacific Resources, 8.625%, 3/15/14	1,125,000	1,192
Teco Energy, Inc., 6.75%, 5/1/15	565,000	549
TXU Corp., 5.55%, 11/15/14	1,895,000	1,719

Total		13,892

Total Bonds (Cost: $246,984)		241,185

Preferred Stocks (0.0%)

Media (0.0%)
PTV, Inc.	23	0

Total Preferred Stocks (Cost: $0)		0

Common Stocks and Warrants (0.0%)
Gaming/Leisure/Lodging (0.0%)
*Shreveport Gaming Holdings, Inc.	4,168	55

Total Common Stocks and Warrants (Cost: $76)		55

Money Market Investments (6.5%)	Shares/ $ Par	Value $ (000’s)

Miscellaneous Business Credit Institutions (2.4%)
Paccar Financial Corp., 5.20%, 7/3/06	6,000,000	5,998

Total		5,998

National Commercial Banks (1.7%)
(b)Rabobank USA, 5.25%, 7/3/06	4,300,000	4,299

Total		4,299

Security Brokers and Dealers (2.4%)
Morgan Stanley Dean Witter, 5.27%, 7/7/06	6,000,000	5,995

Total		5,995

Total Money Market Investments (Cost: $16,292)		16,292

Total Investments (102.3%) (Cost $263,352)(a)		257,532

Other Assets, Less Liabilities (-2.3%)		(5,699)

Net Assets (100.0%)		251,833

*	Non-Income Producing

144A after the name of a security represents a security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2006 the value of these securities (in thousands) was $55,003, representing 21.84% of the net assets.

(a)	At June 30, 2006 the aggregate cost of securities for federal tax purposes (in thousands) was $263,352 and the net unrealized depreciation of investments based on that cost was $5,820 which is comprised of $1,511 aggregate gross unrealized appreciation and $7,331 aggregate gross unrealized depreciation.

(b)	All or a portion of the securities have been committed as collateral for when-issued securities.

(c)	PIK — Payment In Kind

(e)	Step bond security that presently receives no coupon payments. At the predetermined date the stated coupon rate becomes effective.

The Accompanying Notes are an Integral Part of the Financial Statements.

High Yield Bond Portfolio

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Sector Allocation is based on Net Assets.

Sector Allocation is subject to change.

The Corporate Bonds sector includes bonds of companies and governments headquartered outside the United States. The Government and Structured Product categories include domestic taxable bonds. Consistent with the Fund’s stated parameters, no more than 10% of the portfolio is invested in foreign securities, and no more than 10% is invested in high yield securities.

Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2006 to June 30, 2006).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs or separate account charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs or separate account charges were included, your costs would have been higher.

	Beginning Account Value January 1, 2006	Ending Account Value June 30, 2006	Expenses Paid During Period January 1, 2006 to June 30, 2006*
Actual	$1,000.00	$989.90	$1.48
Hypothetical (5% return before expenses)	$1,000.00	$1,023.31	$1.51

*	Expenses are equal to the Fund’s annualized expense ratio of 0.30%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Return of principal is not guaranteed. Bond funds have the same interest rate, inflation and credit risks that are associated with the underlying bonds owned by the Fund. When interest rates rise, bond prices fall. With a fixed income fund, when interest rates rise, the value of the fund’s existing bonds drops, which could negatively affect overall fund performance.

Select Bond Portfolio

Select Bond Portfolio

Northwestern Mutual Series Fund, Inc.

Schedule of Investments

June 30, 2006 (unaudited)

Corporate Bonds (26.4%)	Shares/ $ Par	Value $ (000’s)

Aerospace/Defense (1.8%)
BAE Systems Holdings, Inc., 4.75%, 8/15/10 144A	1,850,000	1,773
BAE Systems Holdings, Inc., 5.20%, 8/15/15 144A	770,000	717
Boeing Capital Corp., 4.75%, 8/25/08	3,067,000	3,014
General Dynamics Corp., 3.00%, 5/15/08	3,660,000	3,491
General Dynamics Corp., 4.25%, 5/15/13	600,000	548
Lockheed Martin Corp., 7.65%, 5/1/16	875,000	982
Lockheed Martin Corp., 8.50%, 12/1/29	735,000	925
Raytheon Co., 5.50%, 11/15/12	3,680,000	3,606

Total		15,056

Auto Manufacturing (0.2%)
DaimlerChrysler NA Holdings Corp., 5.75%, 5/18/09	1,940,000	1,921

Total		1,921

Banking (3.3%)
Bank of America Corp., 7.40%, 1/15/11	1,968,000	2,094
Bank of New York, 4.95%, 1/14/11	1,050,000	1,021
Bank One Corp., 5.25%, 1/30/13	2,835,000	2,741
BB&T Corp., 4.90%, 6/30/17	650,000	590
Compass Bank, 5.50%, 4/1/20	800,000	751
Countrywide Financial Corp., 6.25%, 5/15/16	560,000	549
Deutsche Bank Capital Funding Trust, 5.628%, 1/19/16 144A	1,675,000	1,551
Mellon Bank NA, 5.45%, 4/1/16	1,190,000	1,147
National Australia Bank, Ltd., 4.80%, 4/6/10 144A	2,449,000	2,375
Residential Capital Corp., 6.00%, 2/22/11	3,265,000	3,163
Residential Capital Corp., 6.50%, 4/17/13	2,695,000	2,645
State Street Bank and Trust Co., 5.30%, 1/15/16	1,385,000	1,324
UnionBanCal Corp., 5.25%, 12/16/13	565,000	540
Wachovia Corp., 5.35%, 3/15/11	2,215,000	2,184
Washington Mutual Bank, 5.95%, 5/20/13	770,000	761
Wells Fargo Bank NA, 6.45%, 2/1/11	2,100,000	2,162
Zions Bancorporation, 5.50%, 11/16/15	1,520,000	1,449

Total		27,047

Beverage/Bottling (1.2%)
Anheuser-Busch Companies, Inc., 7.50%, 3/15/12	378,000	408
Anheuser-Busch Companies, Inc., 9.00%, 12/1/09	3,025,000	3,335
Bottling Group LLC, 5.50%, 4/1/16	815,000	786
Coca-Cola Enterprises, Inc., 5.375%, 8/15/06	1,500,000	1,500

Corporate Bonds (26.4%)	Shares/ $ Par	Value $ (000’s)

Beverage/Bottling continued
Diageo Capital PLC, 4.375%, 5/3/10	420,000	399
PepsiAmericas, Inc., 4.875%, 1/15/15	1,710,000	1,578
SABMiller PLC, 6.20%, 7/1/11 144A	1,965,000	1,976

Total		9,982

Cable/Media/Broadcasting/Satellite (0.9%)
Comcast Corp., 6.45%, 3/15/37	985,000	925
News America, Inc., 6.40%, 12/15/35	395,000	365
TCI Communications, Inc., 8.75%, 8/1/15	735,000	840
Time Warner Entertainment Co. LP, 7.25%, 9/1/08	3,110,000	3,198
Time Warner Entertainment Co. LP, 8.375%, 7/15/33	165,000	187
Time Warner Entertainment Co. LP, 8.875%, 10/1/12	1,500,000	1,687
Viacom, Inc., 6.25%, 4/30/16 144A	390,000	379

Total		7,581

Conglomerate/Diversified Manufacturing (0.0%)
Honeywell International, Inc., 5.40%, 3/15/16	370,000	357

Total		357

Consumer Products (0.7%)
The Clorox Co., 4.20%, 1/15/10	1,750,000	1,665
Fortune Brands, Inc., 5.375%, 1/15/16	585,000	541
Fortune Brands, Inc., 5.875%, 1/15/36	355,000	309
The Gillette Co., 2.50%, 6/1/08	3,300,000	3,119

Total		5,634

Electric Utilities (4.3%)
AEP Texas Central Co., 6.65%, 2/15/33	575,000	575
Carolina Power & Light, Inc., 6.50%, 7/15/12	255,000	262
Commonwealth Edison Co., 5.90%, 3/15/36	365,000	336
Consumer Energy Co., 4.80%, 2/17/09	3,675,000	3,574
DTE Energy Co., 6.375%, 4/15/33	325,000	308
DTE Energy Co., 7.05%, 6/1/11	4,470,000	4,643
Duke Energy Corp., 6.45%, 10/15/32	1,225,000	1,217
Duquesne Light Holdings, Inc., 5.50%, 8/15/15	1,150,000	1,073
Entergy Mississippi, Inc., 6.25%, 4/1/34	660,000	603
Florida Power Co., 4.50%, 6/1/10	2,115,000	2,023
FPL Group Capital, Inc., 5.551%, 2/16/08	2,815,000	2,805
Indiana Michigan Power, 5.05%, 11/15/14	1,560,000	1,445
Kiowa Power Partners LLC, 4.811%, 12/30/13 144A	805,648	767

Select Bond Portfolio

Select Bond Portfolio

Corporate Bonds (26.4%)	Shares/ $ Par	Value $ (000’s)

Electric Utilities continued
Kiowa Power Partners LLC, 5.737%, 3/30/21 144A	975,000	905
MidAmerican Energy Holdings Co., 6.125%, 4/1/36 144A	195,000	182
Nevada Power Co., 5.875%, 1/15/15	1,200,000	1,138
Nevada Power Co., 6.50%, 5/15/18 144A	1,155,000	1,126
Ohio Edison Co., 6.875%, 7/15/36	555,000	564
Oncor Electric Delivery Co., 7.00%, 9/1/22	1,115,000	1,156
PacifiCorp, 5.45%, 9/15/13	3,000,000	2,923
PPL Electric Utilities Corp., 4.30%, 6/1/13	1,800,000	1,625
PPL Electric Utilities Corp., 5.875%, 8/15/07	485,000	485
PPL Electric Utilities Corp., 6.25%, 8/15/09	145,000	147
Progress Energy, Inc., 6.85%, 4/15/12	710,000	736
Public Service Electric & Gas Co., 5.00%, 1/1/13	1,000,000	955
Puget Energy, Inc., 3.363%, 6/1/08	1,380,000	1,317
Tampa Electric Co., 6.55%, 5/15/36	385,000	387
Virginia Electric & Power Co., 6.00%, 1/15/36	1,600,000	1,463
Xcel Energy, Inc., 6.50%, 7/1/36	590,000	579

Total		35,319

Food Processors (0.7%)
Kellogg Co., 6.60%, 4/1/11	3,610,000	3,729
Kraft Foods, Inc., 6.25%, 6/1/12	2,020,000	2,044

Total		5,773

Gaming/Lodging/Leisure (0.3%)
Harrah’s Operating Co., Inc., 5.75%, 10/1/17	1,080,000	984
Harrah’s Operating Co., Inc., 6.50%, 6/1/16	330,000	322
Royal Caribbean Cruises, Ltd., 7.00%, 6/15/13	1,180,000	1,169

Total		2,475

Gas Pipelines (0.6%)
Consolidated Natural Gas Co., 5.00%, 12/1/14	1,340,000	1,233
Kinder Morgan Energy Partners LP, 7.30%, 8/15/33	1,285,000	1,316
Kinder Morgan Finance, 5.35%, 1/5/11	2,910,000	2,680

Total		5,229

Independent Finance (0.6%)
HSBC Finance Corp., 4.125%, 11/16/09	2,330,000	2,217
International Lease Finance Corp., 4.75%, 1/13/12	1,485,000	1,404
iStar Financial, Inc., 5.15%, 3/1/12	1,405,000	1,336

Total		4,957

Corporate Bonds (26.4%)	Shares/ $ Par	Value $ (000’s)

Information/Data Technology (0.2%)
Cisco Systems, Inc., 5.50%, 2/22/16	2,125,000	2,040

Total		2,040

Machinery (0.1%)
John Deere Capital Corp., 4.50%, 8/25/08	825,000	806

Total		806

Oil and Gas (1.8%)
Amerada Hess Corp., 7.125%, 3/15/33	195,000	202
Anadarko Finance Co., 7.50%, 5/1/31	785,000	843
Conoco Funding Co., 6.35%, 10/15/11	3,105,000	3,194
Devon Energy Corp., 7.95%, 4/15/32	195,000	225
Nexen, Inc., 5.875%, 3/10/35	215,000	190
Occidental Petroleum, 4.00%, 11/30/07	1,500,000	1,467
Occidental Petroleum, 10.125%, 9/15/09	1,000,000	1,131
Pemex Project Funding Master Trust, 5.75%, 12/15/15	4,745,000	4,371
Petro-Canada, 5.95%, 5/15/35	1,060,000	969
Pioneer Natural Resource, 6.875%, 5/1/18	960,000	925
Talisman Energy, Inc., 5.85%, 2/1/37	1,110,000	979
XTO Energy, Inc., 5.30%, 6/30/15	195,000	181

Total		14,677

Other Finance (0.4%)
SLM Corp., 5.45%, 4/25/11	3,020,000	2,968

Total		2,968

Other Services (0.1%)
Waste Management, Inc., 5.00%, 3/15/14	540,000	504

Total		504

Paper and Forest Products (0.1%)
Weyerhaeuser Co., 7.375%, 3/15/32	590,000	597

Total		597

Pharmaceuticals (0.3%)
Abbott Laboratories, 3.75%, 3/15/11	2,480,000	2,280

Total		2,280

Property and Casualty Insurance (0.5%)
Berkley (WR) Corp., 9.875%, 5/15/08	2,860,000	3,074
Berkshire Hathaway Finance, 3.40%, 7/2/07	1,500,000	1,468

Total		4,542

Railroads (1.1%)
Burlington Northern Santa Fe, 6.125%, 3/15/09	3,000,000	3,033
Canadian National Railway Co., 5.80%, 6/1/16	395,000	393
Union Pacific Corp., 3.875%, 2/15/09	3,000,000	2,868
Union Pacific Corp., 7.375%, 9/15/09	3,000,000	3,133

Total		9,427

Select Bond Portfolio

Select Bond Portfolio

Corporate Bonds (26.4%)	Shares/ $ Par	Value $ (000’s)

Real Estate Investment Trusts (1.6%)
Archstone-Smith Operating Trust, 5.25%, 12/1/10	575,000	560
Developers Diversified Realty Corp., 5.375%, 10/15/12	1,000,000	961
ERP Operating LP, 5.25%, 9/15/14	1,325,000	1,258
First Industrial LP, 5.25%, 6/15/09	1,275,000	1,246
HRPT Properties Trust, 5.75%, 11/1/15	800,000	762
ProLogis, 5.50%, 3/1/13	1,070,000	1,038
ProLogis, 5.75%, 4/1/16	1,115,000	1,075
Rouse Co. LP/TRC Co-Issuer, Inc., 6.75%, 5/1/13 144A	2,700,000	2,630
Simon Property Group LP, 5.375%, 6/1/11	2,960,000	2,886
Simon Property Group LP, 6.10%, 5/1/16	1,155,000	1,146

Total		13,562

Retail Food and Drug (0.4%)
CVS Corp., 4.875%, 9/15/14	1,510,000	1,380
Delhaize America, Inc., 8.125%, 4/15/11	1,965,000	2,067

Total		3,447

Retail Stores (1.3%)
Federated Department Stores, 6.30%, 4/1/09	3,790,000	3,833
The Home Depot, Inc., 5.40%, 3/1/16	1,860,000	1,783
J.C. Penney Co., Inc., 6.875%, 10/15/15	490,000	505
May Department Stores Co., 6.65%, 7/15/24	195,000	191
Target Corp., 5.40%, 10/1/08	4,555,000	4,539

Total		10,851

Security Brokers and Dealers (1.0%)
Credit Suisse First Boston USA, Inc., 6.125%, 11/15/11	2,445,000	2,477
Goldman Sachs Group, Inc., 5.15%, 1/15/14	2,420,000	2,294
Lehman Brothers Holdings, Inc., 5.50%, 4/4/16	900,000	860
Merrill Lynch & Co., Inc., 5.00%, 1/15/15	990,000	922
Morgan Stanley, 5.375%, 10/15/15	1,735,000	1,642

Total		8,195

Telecommunications (2.6%)
ALLTELL Corp., 4.656%, 5/17/07	1,190,000	1,181
(e)AT&T Corp., 8.00%, 11/15/31	1,645,000	1,889
AT&T Corp., 9.05%, 11/15/11	1,500,000	1,592
AT&T, Inc., 5.10%, 9/15/14	625,000	580
Cingular Wireless LLC, 7.125%, 12/15/31	1,535,000	1,597
Deutsche Telekom International Finance, 5.75%, 3/23/16	1,475,000	1,392
Embarq Corp., 6.738%, 6/1/13	610,000	608
Embarq Corp., 7.082%, 6/1/16	1,070,000	1,064
Embarq Corp., 7.995%, 6/1/36	840,000	844
France Telecom SA, 8.50%, 3/1/31	800,000	963

Corporate Bonds (26.4%)	Shares/ $ Par	Value $ (000’s)

Telecommunications continued
Sprint Capital Corp., 8.375%, 3/15/12	1,880,000	2,078
Sprint Capital Corp., 8.75%, 3/15/32	685,000	826
Telecom Italia Capital, 4.00%, 1/15/10	1,565,000	1,464
Telefonica Emisiones SAU, 7.045%, 6/20/36	395,000	395
Verizon Communications, Inc., 5.55%, 2/15/16	845,000	792
Verizon Global Funding Corp., 5.85%, 9/15/35	1,940,000	1,688
Vodafone Group PLC, 5.50%, 6/15/11	2,035,000	1,988
Vodafone Group PLC, 5.75%, 3/15/16	370,000	352

Total		21,293

Vehicle Parts (0.1%)
Johnson Controls, Inc., 5.50%, 1/15/16	750,000	712
Johnson Controls, Inc., 6.00%, 1/15/36	360,000	332

Total		1,044

Yankee Sovereign (0.2%)
United Mexican States, 5.625%, 1/15/17	1,480,000	1,376

Total		1,376

Total Corporate Bonds (Cost: $227,104)		218,940

Governments (21.2%)

Governments (21.2%)
Aid-Israel, 5.50%, 4/26/24	1,910,000	1,895
(e)BECCS, 14.00%, 11/15/11	5,600,000	5,494
Federal Home Loan Bank, 5.54%, 1/8/09	3,700,000	3,713
Federal Home Loan Bank, 6.00%, 5/13/13	2,445,000	2,292
Federal Home Loan Bank, 6.00%, 7/17/18	2,365,000	2,046
Housing & Urban Development, 6.08%, 8/1/13	4,000,000	4,075
Housing & Urban Development, 6.17%, 8/1/14	3,000,000	3,082
(f)Japan Government, 0.10%, 1/20/07	1,360,000,000	11,865
Overseas Private Investment, 4.10%, 11/15/14	2,445,360	2,287
(e)Tennessee Valley Authority Stripped, 8.25%, 4/15/42	3,600,000	2,748
US Treasury, 4.375%, 12/15/10	8,033,000	7,803
US Treasury, 4.50%, 2/15/16	2,139,000	2,035
US Treasury, 4.50%, 2/15/36	12,453,000	11,166
US Treasury, 4.625%, 2/29/08	11,885,000	11,777

Select Bond Portfolio

Select Bond Portfolio

Governments (21.2%)	Shares/ $ Par	Value $ (000’s)

Governments continued
(g)US Treasury, 4.875%, 4/30/11	40,463,000	40,050
US Treasury, 4.875%, 5/31/11	10,525,000	10,418
US Treasury, 4.875%, 2/15/12	1,475,000	1,459
(g)US Treasury, 5.125%, 5/15/16	31,232,000	31,195
(g)US Treasury, 5.375%, 2/15/31	5,525,000	5,620
US Treasury Inflation Index Bond, 2.00%, 1/15/16	15,172,338	14,489

Total Governments (Cost: $177,480)		175,509

Structured Products (46.3%)

Structured Products (46.3%)
Asset Securitization Corp., Series 1997-D5, Class PS1, 1.725%, 2/14/43 IO	9,824,723	409
Banc of America Mortgage Securities, 4.657%, 8/25/34	3,817,000	3,720
Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-4, Class A6, 3.511%,	8,024,000	7,627
CenterPoint Energy Transition Bond Co. LLC, 5.17%, 8/1/19	1,730,000	1,653
Criimi Mae Commercial Mortgage Trust, Series 1998-C1, Class B, 7.00%, 6/2/33 144A	4,000,000	4,049
DLJ Commerical Mortgage Corp., Series 1998-CF1, Class S, 1.156%, 2/18/31 IO	94,841,687	1,622
DLJ Mortgage Acceptance Corp., Series 1997-CF2, Class S, 0.731%, 10/15/30 IO 144A	58,332,557	531
Enterprise Mortgage Acceptance Co., Series 1998-1, Class IO, 1.353%, 1/15/25 IO	15,397,063	574
Federal Home Loan Mortgage Corp., 4.00%, 10/1/20	1,884,569	1,737
Federal Home Loan Mortgage Corp., 4.50%, 5/1/19	2,344,832	2,217
Federal Home Loan Mortgage Corp., 4.50%, 7/1/20	6,332,178	5,978
Federal Home Loan Mortgage Corp., 5.00%, 10/1/19	3,445,839	3,321
Federal Home Loan Mortgage Corp., 5.00%, 2/1/20	605,599	583
Federal Home Loan Mortgage Corp., 5.00%, 5/1/20	6,590,803	6,346
Federal Home Loan Mortgage Corp., 5.00%, 10/1/20	2,944,330	2,835
Federal Home Loan Mortgage Corp., 5.00%, 11/1/35	13,574,045	12,687
Federal Home Loan Mortgage Corp., 5.00%, 12/1/35	32,152,788	30,052
Federal Home Loan Mortgage Corp., 5.50%, 9/1/19	1,099,286	1,079
Federal Home Loan Mortgage Corp., 5.50%, 11/1/19	3,041,065	2,986

Structured Products (46.3%)	Shares/ $ Par	Value $ (000’s)

Structured Products continued
Federal Home Loan Mortgage Corp., 5.50%, 12/1/19	591,888	581
Federal Home Loan Mortgage Corp., 5.50%, 3/1/20	4,002,485	3,927
Federal Home Loan Mortgage Corp., 5.50%, 6/1/35	2,583,811	2,483
Federal Home Loan Mortgage Corp., 5.50%, 10/1/35	7,368,777	7,083
Federal Home Loan Mortgage Corp., 6.50%, 5/1/34	1,458,566	1,468
Federal Home Loan Mortgage Corp., 6.50%, 3/1/36	1,798,350	1,809
Federal National Mortgage Association, 4.00%, 6/1/19	1,279,062	1,182
Federal National Mortgage Association, 4.50%, 6/1/19	7,100,912	6,720
Federal National Mortgage Association, 4.50%, 8/1/19	1,344,650	1,273
Federal National Mortgage Association, 4.50%, 12/1/19	801,489	759
Federal National Mortgage Association, 4.50%, 4/1/20	1,900,209	1,796
Federal National Mortgage Association, 4.50%, 7/1/20	3,877,282	3,665
Federal National Mortgage Association, 4.50%, 9/1/20	5,000,000	4,726
Federal National Mortgage Association, 4.50%, 6/1/35	932,395	845
Federal National Mortgage Association, 4.50%, 7/1/35	4,434,301	4,020
Federal National Mortgage Association, 4.50%, 9/1/35	11,647,000	10,559
Federal National Mortgage Association, 4.50%, 10/1/35	9,049,645	8,204
Federal National Mortgage Association, 5.00%, 3/1/20	2,549,793	2,458
Federal National Mortgage Association, 5.00%, 4/1/20	1,019,963	983
Federal National Mortgage Association, 5.00%, 5/1/20	8,798,183	8,476
Federal National Mortgage Association, 5.00%, 7/1/20	2,515,734	2,424
Federal National Mortgage Association, 5.00%, 4/1/35	2,730,844	2,554
Federal National Mortgage Association, 5.00%, 7/1/35	4,285,180	4,008
Federal National Mortgage Association, 5.00%, 10/1/35	2,920,336	2,732
Federal National Mortgage Association, 5.00%, 11/1/35	5,249,999	4,911
Federal National Mortgage Association, 5.00%, 6/1/36	4,250,000	3,973
Federal National Mortgage Association, 5.17%, 1/1/16	2,722,498	2,620
Federal National Mortgage Association, 5.285%, 4/1/16	8,695,004	8,418
Federal National Mortgage Association, 5.32%, 4/1/14	1,769,632	1,724

Select Bond Portfolio

Select Bond Portfolio

Structured Products (46.3%)	Shares/ $ Par	Value $ (000’s)

Structured Products continued
Federal National Mortgage Association, 5.50%, 9/1/34	1,810,250	1,743
Federal National Mortgage Association, 5.50%, 3/1/35	5,829,151	5,603
Federal National Mortgage Association, 5.50%, 7/1/35	1,296,944	1,247
Federal National Mortgage Association, 5.50%, 8/1/35	3,430,483	3,297
Federal National Mortgage Association, 5.50%, 9/1/35	19,587,758	18,828
Federal National Mortgage Association, 5.50%, 10/1/35	5,617,322	5,399
Federal National Mortgage Association, 5.50%, 11/1/35	15,480,988	14,880
Federal National Mortgage Association, 5.50%, 1/1/36	12,666,076	12,174
Federal National Mortgage Association, 6.00%, 5/1/35	3,750,460	3,694
Federal National Mortgage Association, 6.00%, 6/1/35	4,026,703	3,966
Federal National Mortgage Association, 6.00%, 7/1/35	6,642,788	6,544
Federal National Mortgage Association, 6.00%, 8/1/35	654,369	645
Federal National Mortgage Association, 6.00%, 10/1/35	2,675,848	2,636
Federal National Mortgage Association, 6.00%, 11/1/35	5,821,960	5,734
Federal National Mortgage Association, 6.50%, 11/1/35	2,695,652	2,710
Federal National Mortgage Association, 6.50%, 12/1/35	6,668,931	6,705
Federal National Mortgage Association, 6.50%, 4/1/36	1,567,342	1,576
Federal National Mortgage Association, 6.75%, 4/25/18	1,417,546	1,441
Federal National Mortgage Association — Aces, Series 2006-M1, Class B, 5.355%, 2/25/16	6,949,000	6,707
Federal National Mortgage Association TBA, 6.00%, 7/1/36	6,500,000	6,396
Final Maturity Amortizing Notes, 4.45%, 8/25/12	8,228,657	7,812
Freddie Mac, 4.50%, 10/15/33	2,210,000	2,099
Government National Mortgage Association, 5.50%, 10/15/31	67,290	65
Government National Mortgage Association, 5.50%, 11/15/31	17,523	17
Government National Mortgage Association, 5.50%, 12/15/31	210,537	204
Government National Mortgage Association, 5.50%, 1/15/32	569,239	553
Government National Mortgage Association, 5.50%, 2/15/32	193,843	188
Government National Mortgage Association, 5.50%, 3/15/32	185,095	180
Government National Mortgage Association, 5.50%, 4/15/32	17,992	17

Structured Products (46.3%)	Shares/ $ Par	Value $ (000’s)

Structured Products continued
Government National Mortgage Association, 5.50%, 7/15/32	31,939	31
Government National Mortgage Association, 5.50%, 9/15/32	5,093,032	4,944
GS Auto Loan Trust, Series 2005-1, Class A3, 4.45%, 5/17/10	8,712,000	8,580
Massachusetts RRB Special Purpose Trust, Series 2001-1, Class A, 6.53%, 6/1/15	1,363,375	1,405
Mid-State Trust, Series 6, Class A3, 7.54%, 7/1/35	482,337	493
Midland Realty Acceptance Corp., Series 1996-C2, Class AEC, 1.219%, 1/25/29 IO	2,624,016	16
Nissan Auto Receivables Owner Trust, Series 2006-A, Class A3, 4.74%, 9/15/09	20,500,000	20,241
RMF Commercial Mortgage Pass-Through, Series 1997-1, Class F, 7.47%, 1/15/19	1,800,000	180
Rural Housing Trust 1987-1, Series 1, Class D, 6.33%, 4/1/26	111,273	111
USAA Auto Owner Trust, Series 2006-1, Class A3, 5.01%, 9/15/10	9,916,000	9,832
Washington Mutual Asset Securities Corp., 4.065%, 10/25/33	1,912,000	1,848
Washington Mutual Asset Securities Corp., 3.83%, 1/25/35 144A	4,779,070	4,546
World Omni Auto Receivables Trust, Series 2005-B, Class A3, 4.40%, 5/20/09	4,650,000	4,598
World Omni Auto Receivables Trust, Series 2006-A, Class A3, 5.01%, 10/15/10	7,027,000	6,965

Total Structured Products (Cost: $394,430)		383,237

Money Market Investments (12.7%)

Autos (2.4%)
Daimler Chrysler Auto, 5.13%, 7/12/06	5,000,000	4,992
Fcar Owner Trust I, 5.04%, 7/5/06	5,000,000	4,997
New Center Asset Trust, 5.23%, 7/31/06	5,000,000	4,978
Toyota Motor Credit Corp., 5.25%, 7/31/06	5,000,000	4,978

Total		19,945

Federal Government & Agencies (0.1%)
Federal Home Loan, 5.145%, 9/26/06	1,000,000	988

Total		988

Finance Lessors (1.8%)
Ranger Funding, Co. LLC, 5.12%, 7/24/06	5,000,000	4,984
Thunder Bay Funding, Inc., 5.20%, 7/17/06	5,000,000	4,987

Select Bond Portfolio

Select Bond Portfolio

Money Market Investments (12.7%)	Shares/ $ Par	Value $ (000’s)

Finance Lessors continued
Windmill Funding Corp., 5.19%, 7/21/06	5,000,000	4,986

Total		14,957

Finance Services (1.2%)
(b)Bryant Park Funding LLC, 5.03%, 7/7/06	5,000,000	4,996
(b)Preferred Receivables Funding Co. LLC, 5.13%, 7/14/06	5,000,000	4,991

Total		9,987

Miscellaneous Business Credit Institutions (0.6%)
Caterpillar Financial, 5.29%, 7/26/06	5,000,000	4,982

Total		4,982

National Commercial Banks (1.2%)
Citigroup Funding, Inc., 5.26%, 7/26/06	5,000,000	4,981
Rabobank USA, 5.25%, 7/3/06	4,780,000	4,779

Total		9,760

Office Machines (0.6%)
Pitney Bowes, Inc., 5.23%, 7/7/06	5,000,000	4,996

Total		4,996

Personal Credit Institutions (1.2%)
American Express Credit Corp., 5.25%, 7/17/06	5,000,000	4,988
American General Finance, 5.30%, 8/3/06	5,000,000	4,976

Total		9,964

Security Brokers and Dealers (1.8%)
Bear Stearns Co., Inc., 5.31%, 8/14/06	5,000,000	4,968
Merrill Lynch & Co., Inc., 5.27%, 8/9/06	5,000,000	4,971
Morgan Stanley Dean Witter, 5.28%, 7/10/06	5,000,000	4,993

Total		14,932

Money Market Investments (12.7%)	Shares/ $ Par	Value $ (000’s)

Short Term Business Credit (1.8%)
HSBC Finance Corp., 5.20%, 8/1/06	5,000,000	4,978
Old Line Funding Corp., 5.20%, 7/17/06	5,000,000	4,988
Sheffield Receivables, 5.19%, 7/17/06	5,000,000	4,989

Total		14,955

Total Money Market Investments (Cost: $105,466)		105,466

Total Investments (106.6%) (Cost $904,480)(a)		883,152

Other Assets, Less Liabilities (-6.6%)		(54,986)

Total Net Assets (100.0%)		828,166

144A after the name of a security represents a security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2006 the value of these securities (in thousands) was $24,275, representing 2.93% of the net assets.

IO — Interest Only Security

(a)	At June 30, 2006 the aggregate cost of securities for federal tax purposes (in thousands) was $904,480 and the net unrealized depreciation of investments based on that cost was $21,328 which is comprised of $1,140 aggregate gross unrealized appreciation and $22,468 aggregate gross unrealized depreciation.

(b)	All or a portion of the securities have been committed as collateral for when-issued securities.

(d)	Defaulted Security

(e)	Step bond security that presently receives no coupon payments. At the predetermined date the stated coupon rate becomes effective.

(f)	Foreign Bond.

(g)	All or portion of the securities have been loaned. See note 6.

The Accompanying Notes are an Integral Part of the Financial Statements.

    Select Bond Portfolio

Money Market Portfolio

Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2006 to June 30, 2006).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs or separate account charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs or separate account charges were included, your costs would have been higher.

	Beginning Account Value January 1, 2006	Ending Account Value June 30, 2006	Expenses Paid During Period January 1, 2006 to June 30, 2006*
Actual	$1,000.00	$1,022.30	$1.50
Hypothetical (5% return before expenses)	$1,000.00	$1,023.31	$1.51

*	Expenses are equal to the Fund’s annualized expense ratio of 0.30%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

An investment in the Money Market Portfolio is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Money Market Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Money Market Portfolio.

Money Market Portfolio

Money Market Portfolio

Money Market Investments (99.9%)	Shares/ $ Par	Value $ (000’s)

Asset-Backed Securities (CMO’S) (0.1%)
Ford Credit Auto Owner Trust, 4.72%, 11/15/06	241,161	241

Total		241

Autos (13.2%)
Daimler Chrysler Auto, 5.03%, 7/5/06	8,000,000	7,996
Daimler Chrysler Auto, 5.26%, 7/25/06	9,000,000	8,968
Fcar Owner Trust 1, 5.06%, 7/10/06	8,000,000	7,990
Fcar Owner Trust 1, 5.23%, 8/3/06	9,000,000	8,957
New Center Asset Trust, 5.05%, 7/6/06	8,000,000	7,994
New Center Asset Trust, 5.27%, 8/14/06	9,000,000	8,942

Total		50,847

Federal Government & Agencies (3.9%)
Fannie Mae, 3.125%, 5/4/07	3,800,000	3,725
Fannie Mae, 4.00%, 5/23/07	11,400,000	11,259

Total		14,984

Finance Lessors (13.2%)
Ranger Funding Co. LLC, 5.25%, 8/8/06	9,000,000	8,950
Ranger Funding Co. LLC, 5.28%, 7/26/06	8,000,000	7,971
Thunder Bay Funding, Inc., 5.20%, 7/17/06	9,000,000	8,979
Thunder Bay Funding, Inc., 5.25%, 8/15/06	8,000,000	7,948
Windmill Funding Corp., 5.11%, 7/17/06	8,500,000	8,481
Windmill Funding Corp., 5.26%, 7/24/06	8,500,000	8,471

Total		50,800

Finance Services (15.1%)
Bryant Park Funding LLC, 5.05%, 7/5/06	8,500,000	8,495
Bryant Park Funding LLC, 5.27%, 7/25/06	8,500,000	8,470
Ciesco LP, 5.10%, 7/20/06	9,000,000	8,977
Ciesco LP, 5.16%, 8/3/06	8,000,000	7,962
HBOS PLC, 3.125%, 1/12/07 144A	3,400,000	3,363
HBOS Treasury Services, PLC, 5.12%, 2/9/07	3,400,000	3,401
Preferred Receivable Funding, 5.10%, 7/12/06	8,500,000	8,487
Preferred Receivable Funding, 5.15%, 7/17/06	8,500,000	8,481

Total		57,636

Money Market Investments (99.9%)	Shares/ $ Par	Value $ (000’s)

Miscellaneous Business Credit Institutions (6.7%)
Caterpillar Financial, 5.29%, 7/26/06	8,000,000	7,971
Caterpillar Financial, 5.30%, 7/24/06	5,000,000	4,983
General Electric Capital, 5.13%, 7/14/06	8,000,000	7,985
General Electric Capital, 5.25%, 7/9/07	5,000,000	5,000

Total		25,939

National Commercial Banks (13.8%)
Bank of America Corp., 5.32%, 8/25/06	9,000,000	8,927
Citigroup Funding, Inc., 5.26%, 7/28/06	9,000,000	8,964
Fleetboston Financial Corp., 8.625%, 1/15/07	2,500,000	2,546
Rabobank USA, 5.25%, 7/3/06	15,000,000	14,996
Royal Bank of Scotland — New York, 5.28%, 12/27/06	3,400,000	3,400
UBS Finance LLC, 5.27%, 7/7/06	14,250,000	14,237

Total		53,070

Personal Credit Institutions (5.0%)
American Express Co., 5.50%, 9/12/06	3,400,000	3,405
American General Finance, 5.13%, 7/7/06	5,000,000	4,996
American General Finance, 5.29%, 8/2/06	6,000,000	5,971
American General Finance, 5.29%, 7/27/06	5,000,000	4,981

Total		19,353

Phone Communications Except Radiophone (4.4%)
Bellsouth Corp., 5.17%, 7/12/06	9,000,000	8,986
Bellsouth Corp., 5.28%, 8/8/06	8,000,000	7,955

Total		16,941

Security Brokers and Dealers (11.8%)
Bear Stearns Co., Inc., 5.31%, 8/14/06	9,000,000	8,942
Bear Stearns Co., Inc., 5.33%, 8/16/06	8,000,000	7,946
Goldman Sachs Group, Inc., 3.55%, 8/1/2006	3,400,000	3,400
Merrill Lynch & Co., Inc., 5.17%, 7/7/06	6,000,000	5,995
Merrill Lynch & Co., Inc., 5.085%, 12/22/06	3,100,000	3,103
Merrill Lynch & Co., Inc., 5.23%, 1/26/07 MTNC	3,700,000	3,703
Morgan Stanley Dean Witter, 5.27%, 7/7/06	9,000,000	8,991
Morgan Stanley Dean Witter, 4.93%, 11/24/06	3,400,000	3,402

Total		45,482

Money Market Portfolio

Money Market Portfolio

Money Market Investments (99.9%)	Shares/ $ Par	Value $ (000’s)

Short Term Business Credit (12.7%)
HSBC Finance Corp., 5.09%, 7/7/06	8,000,000	7,993
HSBC Finance Corp., 5.75%, 1/30/07	3,400,000	3,418
HSBC Finance Corp., 7.875%, 3/1/07	3,400,000	3,463
Old Line Funding Corp., 5.00%, 7/5/06	8,000,000	7,996
Old Line Funding Corp., 5.28%, 7/20/06	9,000,000	8,975
Sheffield Receivables, 5.07%, 7/6/06	8,000,000	7,994
Sheffield Receivables, 5.21%, 7/20/06	9,000,000	8,975

Total		48,814

Total Money Market Investments (Cost: $384,107)		384,107

Total Investments (99.9%) (Cost $384,107)		384,107

Other Assets, Less Liabilities (0.1%)		478

Net Assets (100.0%)		384,585

144A after the name of a security represents a security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2006 the value of these securities (in thousands) was $3,363, representing 0.87% of the net assets.

The Accompanying Notes are an Integral Part of the Financial Statements.

Money Market Portfolio

Statements of Assets and Liabilities

Northwestern Mutual Series Fund, Inc.

June 30, 2006

(in thousands, except per share data)

	Small Cap Growth Stock Portfolio	T. Rowe Price Small Cap Value Portfolio	Aggressive Growth Stock Portfolio	International Growth Portfolio	Franklin Templeton International Equity Portfolio	AllianceBernstein Mid Cap Value Portfolio	Index 400 Stock Portfolio
Assets
Investments, at value (1), (2)	$525,481	$283,427	$1,250,179	$222,195	$1,285,271	$112,867	$518,765
Cash	—	—	20,287	653	1,091	—	—
Due From Sale of Securities	4,489	870	12,249	1,745	4,053	1,163	3,283
Due From Sale of Foreign Currency	—	—	—	4,354	12,051	—	—
Futures Variation Margin	237	—	112	—	—	—	262
Dividends and Interest Receivables	81	345	211	337	3,290	114	619

Total Assets	530,288	284,642	1,283,038	229,284	1,305,756	114,144	522,929

Liabilities
Due on Purchase of Securities	467	167	44,511	1,535	1,285	892	3,316
Payable for Collateral on Securities on Loan	—	—	—	—	—	—	—
Due on Purchase of Foreign Currency	—	—	—	4,514	11,861	—	—
Due to Investment Advisor	231	192	514	124	680	76	104
Accrued Expenses	15	14	12	37	63	8	16
Futures Variation Margin	—	—	—	—	—	—	—

Total Liabilities	713	373	45,037	6,210	13,889	976	3,436

Net Assets	$529,575	$284,269	$1,238,001	$223,074	$1,291,867	$113,168	$519,493

Represented By:
Aggregate Paid in Capital (3), (4)	$436,838	$205,983	$1,006,422	$177,539	$909,920	$93,826	$407,424
Undistributed Net Investment Income (Loss)	(22)	938	7,374	1,407	23,581	445	3,525
Undistributed Accumulated Net Realized Gain (Loss) on Investments	20,422	6,474	39,041	15,522	(14,797)	4,651	10,560
Net Unrealized Appreciation (Depreciation) of:
Investment Securities	71,354	70,874	184,213	28,595	373,137	14,246	95,865
Futures Contracts	983	—	951	—		—	2,119
Foreign Currency Transactions	—	—	—	11	26	—	—

Net Assets for Shares Outstanding (3)	$529,575	$284,269	$1,238,001	$223,074	$1,291,867	$113,168	$519,493

Net Asset Value, Offering and Redemption Price per Share	$2.31	$1.73	$3.34	$1.53	$1.98	$1.53	$1.50

(1) Investments, at cost	$454,127	$212,553	$1,065,966	$193,600	$912,134	$98,621	$422,900
(2) Securities on Loan	—	—	—	—	—	—	—
(3) Shares Outstanding	228,764	164,540	370,153	145,851	651,492	74,201	346,175
(4) Shares authorized, $.01 par value	2,000,000	2,000,000	2,000,000	2,000,000	2,000,000	2,000,000	2,000,000

The Accompanying Notes are an Integral Part of the Financial Statements.

(Prepared from Unaudited Figures)

Statements of Assets and Liabilities

Janus Capital Appreciation Portfolio	Growth Stock Portfolio	Large Cap Core Stock Portfolio	Capital Guardian Domestic Equity Portfolio	T. Rowe Price Equity Income Portfolio	Index 500 Stock Portfolio	Asset Allocation Portfolio	Balanced Portfolio	High Yield Bond Portfolio	Select Bond Portfolio	Money Market Portfolio

$131,078	$688,490	$496,008	$324,048	$152,666	$1,891,519	$259,242	$2,900,708	$257,532	$883,152	$384,107
70	1,275	997	141	80	—	270	—	1,303	18	27
3,712	—	2,488	973	44	7,339	1,215	21,847	2,869	11,885	—
—	—	—	—	—	—	542	—	—	—	—
—	—	—	—	—	—	—	—	—	—	—
52	508	552	615	254	2,460	1,037	11,497	4,592	6,564	544

134,912	690,273	500,045	325,777	153,044	1,901,318	262,306	2,934,052	266,296	901,619	384,678

1,335	3,132	5,097	123	1,504	7,568	2,865	26,807	14,352	21,732	—
—	—	—	—	—	—	—	92,816	—	51,513	—
—	—	—	—	—	—	5	—	—	—	—
85	236	173	149	79	308	113	691	95	203	93
7	12	12	9	8	18	31	497	16	5	—
—	70	—	—	—	78	33	7	—	—	—

1,427	3,450	5,282	281	1,591	7,972	3,047	120,818	14,463	73,453	93

$133,485	$686,823	$494,763	$325,496	$151,453	$1,893,346	$259,259	$2,813,234	$251,833	$828,166	$384,585

$116,065	$626,434	$553,415	$282,052	$132,779	$1,372,241	$229,734	$2,120,986	$316,811	$854,427	$384,585
251	3,197	3,009	3,001	1,363	16,500	3,074	43,994	8,516	18,959	—
5,824	(25,381)	(144,611)	13,519	2,301	35,074	5,720	(11,286)	(67,674)	(23,892)	—

11,345	81,888	82,950	26,924	15,010	468,749	20,404	654,261	(5,820)	(21,328)	—
—	685	—	—	—	782	326	5,279	—	—	—
—	—	—	—	—	—	1	—	—	—	—

$133,485	$686,823	$494,763	$325,496	$151,453	$1,893,346	$259,259	$2,813,234	$251,833	$828,166	$384,585

$1.52	$2.08	$1.23	$1.17	$1.40	$2.89	$1.13	$1.81	$0.68	$1.14	$1.00

$119,733	$606,602	$413,058	$297,124	$137,656	$1,422,770	$238,838	$2,246,447	$263,352	$904,480	$384,107
—	—	—	—	—	—	—	90,166	—	50,305	—
87,556	329,871	403,852	278,716	108,562	654,151	229,946	1,554,418	368,916	723,472	384,599
2,000,000	2,000,000	2,000,000	2,000,000	2,000,000	2,000,000	2,000,000	3,000,000	2,000,000	1,000,000	2,000,000

The Accompanying Notes are an Integral Part of the Financial Statements.

(Prepared from Unaudited Figures)

Statements of Assets and Liabilities

Statements of Operations

Northwestern Mutual Series Fund, Inc.

For the Six Months Ended June 30, 2006

(in thousands)

	Small Cap Growth Stock Portfolio	T. Rowe Price Small Cap Value Portfolio	Aggressive Growth Stock Portfolio	International Growth Portfolio	Franklin Templeton International Equity Portfolio	AllianceBernstein Mid Cap Value Portfolio	Index 400 Stock Portfolio
Investment Income
Income
Interest	$808	$277	$1,649	$232	$2,135	$126	$835
Dividends (1)	635	1,783	9,028	2,418	25,896	779	3,418

Total Income	1,443	2,060	10,677	2,650	28,031	905	4,253

Expenses
Management Fees	1,444	1,149	3,288	716	4,073	451	645
Custodian Fees	13	12	8	171	302	5	11
Audit Fees	8	7	9	5	12	5	8
Other Expenses	1	2	1	—	1	1	2

Total Expenses	1,466	1,170	3,306	892	4,388	462	666

Less Waived Fees:
Paid Indirectly	(1)	(2)	(3)	—	—	(2)	(2)

Total Net Expenses	1,465	1,168	3,303	892	4,388	460	664

Net Investment Income (Loss)	(22)	892	7,374	1,758	23,643	445	3,589

Realized and Unrealized Gain (Loss) on Investments and Foreign Currencies
Net Realized Gain (Loss) on:
Investment Securities	22,327	6,721	41,855	15,591	38,702	4,681	15,770
Futures Contracts	(1,498)	—	(1,063)	—	—	—	(2,642)
Foreign Currency Transactions	—	—	—	(85)	(325)	—	—

Net Realized Gain (Loss) on Investments and Foreign Currencies	20,829	6,721	40,792	15,506	38,377	4,681	13,128

Net Unrealized Appreciation (Depreciation) of:
Investment Securities	(3,834)	15,652	(1,838)	(9,596)	66,705	1,889	1,155
Futures Contracts	983	—	951	—	—	—	2,244
Foreign Currency Transactions	—	—	—	3	45	—	—

Net Change in Unrealized Appreciation (Depreciation) of Investments	(2,851)	15,652	(887)	(9,593)	66,750	1,889	3,399

Net Gain (Loss) on Investments	17,978	22,373	39,905	5,913	105,127	6,570	16,527

Net Increase (Decrease) in Net Assets Resulting from Operations	$17,956	$23,265	$47,279	$7,671	$128,770	$7,015	$20,116

(1) Less Foreign Dividend Tax	$—	$1	$7	$99	$1,029	$1	$—

The Accompanying Notes are an Integral Part of the Financial Statements.

(Prepared from Unaudited Figures)

Statements of Operations

Janus Capital Appreciation Portfolio	Growth Stock Portfolio	Large Cap Core Stock Portfolio	Capital Guardian Domestic Equity Portfolio	T. Rowe Price Equity Income Portfolio	Index 500 Stock Portfolio	Asset Allocation Portfolio	Balanced Portfolio	High Yield Bond Portfolio	Select Bond Portfolio	Money Market Portfolio

$361	$866	$273	$354	$149	$617	$2,827	$34,256	$9,195	$20,256	$8,248
427	3,820	3,820	3,521	1,688	17,821	1,040	14,137	—	—	—

788	4,686	4,093	3,875	1,837	18,438	3,867	48,393	9,195	20,256	8,248

530	1,474	1,071	863	464	1,914	682	4,299	570	1,200	520
3	7	5	6	5	16	57	—	9	—	—
6	9	9	6	5	9	4	—	11	—	—
—	—	—	1	—	2	3	—	1	—	—

539	1,490	1,085	876	474	1,941	746	4,299	591	1,200	520

(2)	(1)	(1)	(2)	(1)	(3)	(2)	—	(2)	—	—

537	1,489	1,084	874	473	1,938	744	4,299	589	1,200	520

251	3,197	3,009	3,001	1,364	16,500	3,123	44,094	8,606	19,056	7,728

5,869	31,366	18,529	13,982	2,314	41,526	6,237	(7,512)	(1,120)	(16,122)	—
—	(700)	—	—	—	(1,541)	(152)	(822)	—	1,752	—
—	—	—	—	—	—	4	—	(1)	—	—

5,869	30,666	18,529	13,982	2,314	39,985	6,089	(8,334)	(1,121)	(14,370)	—

(14,682)	(39,863)	(14,710)	(5,040)	3,269	(6,488)	(6,090)	(4,437)	(2,369)	(13,035)	—
—	780	—	—	—	1,081	421	7,376	—	149	—
—	—	—	—	—	—	—	—	—	—	—

(14,682)	(39,083)	(14,710)	(5,040)	3,269	(5,407)	(5,669)	2,939	(2,369)	(12,886)	—

(8,813)	(8,417)	3,819	8,942	5,583	34,578	420	(5,395)	(3,490)	(27,256)	—

$(8,562)	$(5,220)	$6,828	$11,943	$6,947	$51,078	$3,543	$38,699	$5,116	$(8,200)	$7,728

$4	$34	$7	$36	$14	$—	$51	$—	$—	$—	$—

The Accompanying Notes are an Integral Part of the Financial Statements.

(Prepared from Unaudited Figures)

Statements of Operations

Statements of Changes in Net Assets

Northwestern Mutual Series Fund, Inc.

Small Cap Growth Stock Portfolio	For the Six Months Ended June 30, 2006 (Unaudited)	For the Year Ended December 31, 2005
	(In thousands)
Change in Net Assets
Operations
Net Investment Income (Loss)	$(22)	$(436)
Net Realized Gain (Loss) on Investments and Foreign Currencies	20,829	67,704
Net Change in Unrealized Appreciation (Depreciation) of Investments	(2,851)	(17,634)

Net Increase (Decrease) in Net Assets Resulting from Operations	17,956	49,634

Distributions to Shareholders from:
Net Investment Income	—	—
Net Realized Gain on Investments	(66,952)	(4,453)

Net Decrease in Net Assets Resulting from Distributions to Shareholders	(66,952)	(4,453)

Fund Share Transactions:
Proceeds from Sale of 14,743 and 26,656 Shares	38,124	63,776
Proceeds from Shares Issued on Reinvestment of Distributions Paid (26,696 and 2,068 shares, respectively)	66,952	4,453
Payments for 11,497 and 22,266 Shares Redeemed	(29,513)	(52,822)

Net Increase (Decrease) in Net Assets Resulting from Fund Share Transactions (29,942 and 6,458 shares, respectively)	75,563	15,407

Total Increase (Decrease) in Net Assets	26,567	60,588
Net Assets
Beginning of Period	503,008	442,420

End of Period (Includes undistributed net investment income on $(22) and $0 respectively)	$529,575	$503,008

T. Rowe Price Small Cap Value Portfolio	For the Six Months Ended June 30, 2006 (Unaudited)	For the Year Ended December 31, 2005
	(In thousands)
Change in Net Assets
Operations
Net Investment Income (Loss)	$892	$1,087
Net Realized Gain (Loss) on Investments and Foreign Currencies	6,721	9,975
Net Change in Unrealized Appreciation (Depreciation) of Investments	15,652	5,455

Net Increase (Decrease) in Net Assets Resulting from Operations	23,265	16,517

Distributions to Shareholders from:
Net Investment Income	(673)	(685)
Net Realized Gain on Investments	(10,289)	(5,796)

Net Decrease in Net Assets Resulting from Distributions to Shareholders	(10,962)	(6,481)

Fund Share Transactions:
Proceeds from Sale of 16,851 and 33,985 Shares	29,772	52,624
Proceeds from Shares Issued on Reinvestment of Distributions Paid (6,046 and 4,516 shares, respectively)	10,962	6,481
Payments for 7,946 and 15,702 Shares Redeemed	(13,809)	(24,243)

Net Increase (Decrease) in Net Assets Resulting from Fund Share Transactions (14,951 and 22,799 shares, respectively)	26,925	34,862

Total Increase (Decrease) in Net Assets	39,228	44,898
Net Assets
Beginning of Period	245,041	200,143

End of Period (Includes undistributed net investment income on $938 and $719 respectively)	$284,269	$245,041

The Accompanying Notes are an Integral Part of the Financial Statements.

Statements of Changes in Net Assets

Statements of Changes in Net Assets

Northwestern Mutual Series Fund, Inc.

Aggressive Growth Stock Portfolio	For the Six Months Ended June 30, 2006 (Unaudited)	For the Year Ended December 31, 2005
	(In thousands)
Change in Net Assets
Operations
Net Investment Income (Loss)	$7,374	$1,541
Net Realized Gain (Loss) on Investments and Foreign Currencies	40,792	138,950
Net Change in Unrealized Appreciation (Depreciation) of Investments	(887)	(69,353)

Net Increase (Decrease) in Net Assets Resulting from Operations	47,279	71,138

Distributions to Shareholders from:
Net Investment Income	(1,541)	(602)
Net Realized Gain on Investments	(28,368)	—

Net Decrease in Net Assets Resulting from Distributions to Shareholders	(29,909)	(602)

Fund Share Transactions:
Proceeds from Sale of 8,964 and 19,375 Shares	30,898	59,332
Proceeds from Shares Issued on Reinvestment of Distributions Paid (8,413 and 211 shares, respectively)	29,909	602
Payments for 27,024 and 51,070 Shares Redeemed	(92,878)	(156,263)

Net Increase (Decrease) in Net Assets Resulting from Fund Share Transactions ((9,647) and (31,484) shares, respectively)	(32,071)	(96,329)

Total Increase (Decrease) in Net Assets	(14,701)	(25,793)
Net Assets
Beginning of Period	1,252,702	1,278,495

End of Period (Includes undistributed net investment income on $7,374 and $1,541 respectively)	$1,238,001	$1,252,702

International Growth Portfolio	For the Six Months Ended June 30, 2006 (Unaudited)	For the Year Ended December 31, 2005
	(In thousands)
Change in Net Assets
Operations
Net Investment Income (Loss)	$1,758	$1,263
Net Realized Gain (Loss) on Investments and Foreign Currencies	15,506	11,413
Net Change in Unrealized Appreciation (Depreciation) of Investments	(9,593)	9,970

Net Increase (Decrease) in Net Assets Resulting from Operations	7,671	22,646

Distributions to Shareholders from:
Net Investment Income	(451)	(1,525)
Net Realized Gain on Investments	(3,118)	(7,104)

Net Decrease in Net Assets Resulting from Distributions to Shareholders	(3,569)	(8,629)

Fund Share Transactions:
Proceeds from Sale of 38,718 and 51,033 Shares	61,043	70,984
Proceeds from Shares Issued on Reinvestment of Dividends Paid (2,115 shares, and 5,826 shares, respectively)	3,569	8,629
Payments for 8,491 and 27,131 Shares Redeemed	(13,190)	(36,578)

Net Increase (Decrease) in Net Assets Resulting from Fund Share Transactions (32,342 and 29,728 shares, respectively)	51,422	43,035

Total Increase (Decrease) in Net Assets	55,524	57,052
Net Assets
Beginning of Period	167,550	110,498

End of Period (Includes undistributed net investment income on $1,407 and $99 respectively)	$223,074	$167,550

The Accompanying Notes are an Integral Part of the Financial Statements.

Statements of Changes in Net Assets

Statements of Changes in Net Assets

Northwestern Mutual Series Fund, Inc.

Franklin Templeton International Equity Portfolio	For the Six Months Ended June 30, 2006 (Unaudited)	For the Year Ended December 31, 2005
	(In thousands)
Change in Net Assets
Operations
Net Investment Income (Loss)	$23,643	$23,272
Net Realized Gain (Loss) on Investments and Foreign Currencies	38,377	15,154
Net Change in Unrealized Appreciation (Depreciation) of Investments	66,750	78,903

Net Increase (Decrease) in Net Assets Resulting from Operations	128,770	117,329

Distributions to Shareholders from:
Net Investment Income	(22,771)	(18,202)
Net Realized Gain on Investments	—	—

Net Decrease in Net Assets Resulting from Distributions to Shareholders	(22,771)	(18,202)

Fund Share Transactions:
Proceeds from Sale of 40,080 and 76,596 Shares	78,866	128,828
Proceeds from Shares Issued on Reinvestment of Dividends Paid (10,906 shares, and 11,284 shares, respectively)	22,771	18,202
Payments for 28,156 and 52,112 Shares Redeemed	(55,029)	(87,874)

Net Increase (Decrease) in Net Assets Resulting from Fund Share Transactions (22,830 and 35,768 shares, respectively)	46,608	59,156

Total Increase (Decrease) in Net Assets	152,607	158,283
Net Assets
Beginning of Period	1,139,260	980,977

End of Period (Includes undistributed net investment income on $23,581 and $22,709 respectively)	$1,291,867	$1,139,260

AllianceBernstein Mid Cap Value Portfolio	For the Six Months Ended June 30, 2006 (Unaudited)	For the Year Ended December 31, 2005
	(In thousands)
Change in Net Assets
Operations
Net Investment Income (Loss)	$445	$513
Net Realized Gain (Loss) on Investments and Foreign Currencies	4,681	6,465
Net Change in Unrealized Appreciation (Depreciation) of Investments	1,889	(1,949)

Net Increase (Decrease) in Net Assets Resulting from Operations	7,015	5,029

Distributions to Shareholders from:
Net Investment Income	(2)	(512)
Net Realized Gain on Investments	(1,995)	(4,826)

Net Decrease in Net Assets Resulting from Distributions to Shareholders	(1,997)	(5,338)

Fund Share Transactions:
Proceeds from Sale of 8,360 and 16,922 Shares	12,699	24,551
Proceeds from Shares Issued on Reinvestment of Distributions Paid (1,265 and 3,665 shares, respectively)	1,997	5,338
Payments for 2,712 and 2,875 Shares Redeemed	(4,103)	(4,154)

Net Increase (Decrease) in Net Assets Resulting from Fund Share Transactions (6,913 and 17,712 shares, respectively)	10,593	25,735

Total Increase (Decrease) in Net Assets	15,611	25,426
Net Assets
Beginning of Period	97,557	72,131

End of Period (Includes undistributed net investment income on $445 and $1 respectively)	$113,168	$97,557

The Accompanying Notes are an Integral Part of the Financial Statements.

Statements of Changes in Net Assets

Statements of Changes in Net Assets

Northwestern Mutual Series Fund, Inc.

Index 400 Stock Portfolio	For the Six Months Ended June 30, 2006 (Unaudited)	For the Year Ended December 31, 2005
	(In thousands)
Change in Net Assets
Operations
Net Investment Income (Loss)	$3,589	$5,641
Net Realized Gain (Loss) on Investments and Foreign Currencies	13,128	32,979
Net Change in Unrealized Appreciation (Depreciation) of Investments	3,399	14,929

Net Increase (Decrease) in Net Assets Resulting from Operations	20,116	53,549

Distributions to Shareholders from:
Net Investment Income	(5,572)	(3,439)
Net Realized Gain on Investments	(31,856)	(21,218)

Net Decrease in Net Assets Resulting from Distributions to Shareholders	(37,428)	(24,657)

Fund Share Transactions:
Proceeds from Sale of 21,013 and 40,045 Shares	33,552	58,473
Proceeds from Shares Issued on Reinvestment of Distributions Paid (23,629 and 18,359 shares, respectively)	37,428	24,657
Payments for 15,658 and 33,053 Shares Redeemed	(24,801)	(48,223)

Net Increase (Decrease) in Net Assets Resulting from Fund Share Transactions (28,984 and 25,351 shares, respectively)	46,179	34,907

Total Increase (Decrease) in Net Assets	28,867	63,799
Net Assets
Beginning of Period	490,626	426,827

End of Period (Includes undistributed net investment income on $3,525 and $5,508 respectively)	$519,493	$490,626

Janus Capital Appreciation Portfolio	For the Six Months Ended June 30, 2006 (Unaudited)	For the Year Ended December 31, 2005
	(In thousands)
Change in Net Assets
Operations
Net Investment Income (Loss)	$251	$159
Net Realized Gain (Loss) on Investments and Foreign Currencies	5,869	4,073
Net Change in Unrealized Appreciation (Depreciation) of Investments	(14,682)	11,407

Net Increase (Decrease) in Net Assets Resulting from Operations	(8,562)	15,639

Distributions to Shareholders from:
Net Investment Income	(2)	(157)
Net Realized Gain on Investments	—	(3,553)

Net Decrease in Net Assets Resulting from Distributions to Shareholders	(2)	(3,710)

Fund Share Transactions:
Proceeds from Sale of 24,347 and 44,807 Shares	39,297	68,376
Proceeds from Shares Issued on Reinvestment of Distributions Paid (1 and 2,265 shares, respectively)	2	3,710
Payments for 18,386 and 5,119 Shares Redeemed	(29,929)	(8,026)

Net Increase (Decrease) in Net Assets Resulting from Fund Share Transactions (5,962 and 41,953 shares, respectively)	9,370	64,060

Total Increase (Decrease) in Net Assets	806	75,989
Net Assets
Beginning of Period	132,679	56,690

End of Period (Includes undistributed net investment income on $251 and $2 respectively)	$133,485	$132,679

The Accompanying Notes are an Integral Part of the Financial Statements.

Statements of Changes in Net Assets

Statements of Changes in Net Assets

Northwestern Mutual Series Fund, Inc.

Growth Stock Portfolio	For the Six Months Ended June 30, 2006 (Unaudited)	For the Year Ended December 31, 2005
	(In thousands)
Change in Net Assets
Operations
Net Investment Income (Loss)	$3,197	$5,333
Net Realized Gain (Loss) on Investments and Foreign Currencies	30,666	9,646
Net Change in Unrealized Appreciation (Depreciation) of Investments	(39,083)	35,868

Net Increase (Decrease) in Net Assets Resulting from Operations	(5,220)	50,847

Distributions to Shareholders from:
Net Investment Income	(5,333)	(7,061)
Net Realized Gain on Investments	—	—

Net Decrease in Net Assets Resulting from Distributions to Shareholders	(5,333)	(7,061)

Fund Share Transactions:
Proceeds from Sale of 13,499 and 24,456 Shares	28,858	49,142
Proceeds from Shares Issued on Reinvestment of Distributions Paid (2,470 and 3,679 shares, respectively)	5,333	7,061
Payments for 18,392 and 42,106 Shares Redeemed	(39,341)	(84,312)

Net Increase (Decrease) in Net Assets Resulting from Fund Share Transactions ((2,423) and (13,971) shares, respectively)	(5,150)	(28,109)

Total Increase (Decrease) in Net Assets	(15,703)	15,677
Net Assets
Beginning of Period	702,526	686,849

End of Period (Includes undistributed net investment income on $3,197 and $5,333 respectively)	686,823	$702,526

Large Cap Core Stock Portfolio	For the Six Months Ended June 30, 2006 (Unaudited)	For the Year Ended December 31, 2005
	(In thousands)
Change in Net Assets
Operations
Net Investment Income (Loss)	$3,009	$5,445
Net Realized Gain (Loss) on Investments and Foreign Currencies	18,529	3,377
Net Change in Unrealized Appreciation (Depreciation) of Investments	(14,710)	29,999

Net Increase (Decrease) in Net Assets Resulting from Operations	6,828	38,821

Distributions to Shareholders from:
Net Investment Income	(5,437)	(6,143)
Net Realized Gain on Investments	—	—

Net Decrease in Net Assets Resulting from Distributions to Shareholders	(5,437)	(6,143)

Fund Share Transactions:
Proceeds from Sale of 17,385 and 32,999 Shares	21,635	38,264
Proceeds from Shares Issued on Reinvestment of Distributions Paid (4,298 and 5,534 shares, respectively)	5,437	6,143
Payments for 22,208 and 45,641 Shares Redeemed	(27,720)	(53,000)

Net Increase (Decrease) in Net Assets Resulting from Fund Share Transactions ((525) and (7,108) shares, respectively)	(648)	(8,593)

Total Increase (Decrease) in Net Assets	743	24,085
Net Assets
Beginning of Period	494,020	469,935

End of Period (Includes undistributed net investment income on $3,009 and $5,437 respectively)	$494,763	$494,020

The Accompanying Notes are an Integral Part of the Financial Statements.

Statements of Changes in Net Assets

Statements of Changes in Net Assets

Northwestern Mutual Series Fund, Inc.

Capital Guardian Domestic Equity Portfolio	For the Six Months Ended June 30, 2006 (Unaudited)	For the Year Ended December 31, 2005
	(In thousands)
Change in Net Assets
Operations
Net Investment Income (Loss)	$3,001	$4,325
Net Realized Gain (Loss) on Investments and Foreign Currencies	13,982	16,536
Net Change in Unrealized Appreciation (Depreciation) of Investments	(5,040)	(673)

Net Increase (Decrease) in Net Assets Resulting from Operations	11,943	20,188

Distributions to Shareholders from:
Net Investment Income	—	(4,339)
Net Realized Gain on Investments	(3,594)	(18,130)

Net Decrease in Net Assets Resulting from Distributions to Shareholders	(3,594)	(22,469)

Fund Share Transactions:
Proceeds from Sale of 47,628 and 75,865 Shares	55,702	86,903
Proceeds from Shares Issued on Reinvestment of Distributions Paid (3,000 and 19,876 shares, respectively)	3,594	22,469
Payments for 13,780 and 39,159 Shares Redeemed	(16,083)	(45,134)

Net Increase (Decrease) in Net Assets Resulting from Fund Share Transactions (36,848 and 56,582 shares, respectively)	43,213	64,238

Total Increase (Decrease) in Net Assets	51,562	61,957
Net Assets
Beginning of Period	273,934	211,977

End of Period (Includes undistributed net investment income on $3,001 and $0 respectively)	$325,496	$273,934

T. Rowe Price Equity Income Portfolio	For the Six Months Ended June 30, 2006 (Unaudited)	For the Year Ended December 31, 2005
	(In thousands)
Change in Net Assets
Operations
Net Investment Income (Loss)	$1,364	$1,974
Net Realized Gain (Loss) on Investments and Foreign Currencies	2,314	4,696
Net Change in Unrealized Appreciation (Depreciation) of Investments	3,269	(1,494)

Net Increase (Decrease) in Net Assets Resulting from Operations	6,947	5,176

Distributions to Shareholders from:
Net Investment Income	(30)	(1,953)
Net Realized Gain on Investments	(344)	(5,097)

Net Decrease in Net Assets Resulting from Distributions to Shareholders	(374)	(7,050)

Fund Share Transactions:
Proceeds from Sale of 14,494 and 32,708 Shares	20,084	44,133
Proceeds from Shares Issued on Reinvestment of Distributions Paid (262 and 5,244 shares, respectively)	374	7,050
Payments for 6,098 and 4,534 Shares Redeemed	(8,501)	(6,133)

Net Increase (Decrease) in Net Assets Resulting from Fund Share Transactions (8,658 and 33,418 shares, respectively)	11,957	45,050

Total Increase (Decrease) in Net Assets	18,530	43,176
Net Assets
Beginning of Period	132,923	89,747

End of Period (Includes undistributed net investment income on $1,363 and $30 respectively)	$151,453	$132,923

The Accompanying Notes are an Integral Part of the Financial Statements.

Statements of Changes in Net Assets

Statements of Changes in Net Assets

Northwestern Mutual Series Fund, Inc.

Index 500 Stock Portfolio	For the Six Months Ended June 30, 2006 (Unaudited)	For the Year Ended December 31, 2005
	(In thousands)
Change in Net Assets
Operations
Net Investment Income (Loss)	$16,500	$31,295
Net Realized Gain (Loss) on Investments and Foreign Currencies	39,985	69,387
Net Change in Unrealized Appreciation (Depreciation) of Investments	(5,407)	(14,309)

Net Increase (Decrease) in Net Assets Resulting from Operations	51,078	86,373

Distributions to Shareholders from:
Net Investment Income	(31,068)	(32,436)
Net Realized Gain on Investments	(69,810)	(32,687)

Net Decrease in Net Assets Resulting from Distributions to Shareholders	(100,878)	(65,123)

Fund Share Transactions:
Proceeds from Sale of 20,206 and 41,557 Shares	60,930	119,731
Proceeds from Shares Issued on Reinvestment of Distributions Paid (33,840 and 23,595 shares, respectively)	100,878	65,123
Payments for 40,523 and 71,631 Shares Redeemed	(122,303)	(206,585)

Net Increase (Decrease) in Net Assets Resulting from Fund Share Transactions (13,523 and (6,479) shares, respectively)	39,505	(21,731)

Total Increase (Decrease) in Net Assets	(10,295)	(481)
Net Assets
Beginning of Period	1,903,641	1,904,122

End of Period (Includes undistributed net investment income on $16,500 and $31,068 respectively)	$1,893,346	$1,903,641

Asset Allocation Portfolio	For the Six Months Ended June 30, 2006 (Unaudited)	For the Year Ended December 31, 2005
	(In thousands)
Change in Net Assets
Operations
Net Investment Income (Loss)	$3,123	$4,744
Net Realized Gain (Loss) on Investments and Foreign Currencies	6,089	6,869
Net Change in Unrealized Appreciation (Depreciation) of Investments	(5,669)	3,948

Net Increase (Decrease) in Net Assets Resulting from Operations	3,543	15,561

Distributions to Shareholders from:
Net Investment Income	(4,818)	(3,102)
Net Realized Gain on Investments	(6,398)	(3,520)

Net Decrease in Net Assets Resulting from Distributions to Shareholders	(11,216)	(6,622)

Fund Share Transactions:
Proceeds from Sale of 25,660 and 48,252 Shares	30,017	53,841
Proceeds from Shares Issued on Reinvestment of Distributions Paid (9,611 and 6,206 shares, respectively)	11,216	6,622
Payments for 16,333 and 18,939 Shares Redeemed	(19,108)	(21,163)

Net Increase (Decrease) in Net Assets Resulting from Fund Share Transactions (18,938 and 35,519 shares, respectively)	22,125	39,300

Total Increase (Decrease) in Net Assets	14,452	48,239
Net Assets
Beginning of Period	244,807	196,568

End of Period (Includes undistributed net investment income on $3,074 and $4,768 respectively)	$259,259	$244,807

The Accompanying Notes are an Integral Part of the Financial Statements.

Statements of Changes in Net Assets

Statements of Changes in Net Assets

Northwestern Mutual Series Fund, Inc.

Balanced Portfolio	For the Six Months Ended June 30, 2006 (Unaudited)	For the Year Ended December 31, 2005
	(In thousands)
Change in Net Assets
Operations
Net Investment Income (Loss)	$44,094	$83,170
Net Realized Gain (Loss) on Investments and Foreign Currencies	(8,334)	41,008
Net Change in Unrealized Appreciation (Depreciation) of Investments	2,939	(23,177)

Net Increase (Decrease) in Net Assets Resulting from Operations	38,699	101,001

Distributions to Shareholders from:
Net Investment Income	(82,263)	(77,091)
Net Realized Gain on Investments	(31,791)	(42,386)

Net Decrease in Net Assets Resulting from Distributions to Shareholders	(114,054)	(119,477)

Fund Share Transactions:
Proceeds from Sale of 44,201 and 91,513 Shares	82,756	167,760
Proceeds from Shares Issued on Reinvestment of Distributions Paid (62,087 and 67,424 shares, respectively)	114,054	119,477
Payments for 114,492 and 188,849 Shares Redeemed	(213,962)	(346,199)

Net Increase (Decrease) in Net Assets Resulting from Fund Share Transactions ((8,204) and (29,912) shares, respectively)	(17,152)	(58,962)

Total Increase (Decrease) in Net Assets	(92,507)	(77,438)
Net Assets
Beginning of Period	2,905,741	2,983,179

End of Period (Includes undistributed net investment income on $43,994 and $82,163 respectively)	$2,813,234	$2,905,741

High Yield Bond Portfolio	For the Six Months Ended June 30, 2006 (Unaudited)	For the Year Ended December 31, 2005
	(In thousands)
Change in Net Assets
Operations
Net Investment Income (Loss)	$8,606	$16,875
Net Realized Gain (Loss) on Investments and Foreign Currencies	(1,121)	(1,104)
Net Change in Unrealized Appreciation (Depreciation) of Investments	(2,369)	(12,527)

Net Increase (Decrease) in Net Assets Resulting from Operations	5,116	3,244

Distributions to Shareholders from:
Net Investment Income	(16,968)	(15,557)
Net Realized Gain on Investments	—	—

Net Decrease in Net Assets Resulting from Distributions to Shareholders	(16,968)	(15,557)

Fund Share Transactions:
Proceeds from Sale of 26,956 and 52,971 Shares	19,340	38,440
Proceeds from Shares Issued on Reinvestment of Distributions Paid (24,734 and 22,677 shares, respectively)	16,968	15,557
Payments for 23,977 and 36,575 Shares Redeemed	(17,177)	(26,442)

Net Increase (Decrease) in Net Assets Resulting from Fund Share Transactions (27,713 and 39,073 shares, respectively)	19,131	27,555

Total Increase (Decrease) in Net Assets	7,279	15,242
Net Assets
Beginning of Period	244,554	229,312

End of Period (Includes undistributed net investment income on $8,517 and $16,878 respectively)	$251,833	$244,554

The Accompanying Notes are an Integral Part of the Financial Statements.

Statements of Changes in Net Assets

Statements of Changes in Net Assets

Northwestern Mutual Series Fund, Inc.

Select Bond Portfolio	For the Six Months Ended June 30, 2006 (Unaudited)	For the Year Ended December 31, 2005
	(In thousands)
Change in Net Assets
Operations
Net Investment Income (Loss)	$19,056	$31,468
Net Realized Gain (Loss) on Investments and Foreign Currencies	(14,370)	(4,382)
Net Change in Unrealized Appreciation (Depreciation) of Investments	(12,886)	(11,103)

Net Increase (Decrease) in Net Assets Resulting from Operations	(8,200)	15,983

Distributions to Shareholders from:
Net Investment Income	(31,072)	(25,094)
Net Realized Gain on Investments	—	(4,251)

Net Decrease in Net Assets Resulting from Distributions to Shareholders	(31,072)	(29,345)

Fund Share Transactions:
Proceeds from Sale of 77,524 and 148,395 Shares	91,517	178,962
Proceeds from Shares Issued on Reinvestment of Distributions Paid (27,256 and 24,763 shares, respectively)	31,072	29,345
Payments for 35,287 and 57,594 Shares Redeemed	(41,695)	(69,428)

Net Increase (Decrease) in Net Assets Resulting from Fund Share Transactions (69,493 and 115,564 shares, respectively)	80,894	138,879

Total Increase (Decrease) in Net Assets	41,622	125,517
Net Assets
Beginning of Period	786,544	661,027

End of Period (Includes undistributed net investment income on $18,959 and $30,976 respectively)	$828,166	$786,544

Money Market Portfolio	For the Six Months Ended June 30, 2006 (Unaudited)	For the Year Ended December 31, 2005
	(In thousands)
Change in Net Assets
Operations
Net Investment Income (Loss)	$7,728	$10,092
Net Realized Gain (Loss) on Investments and Foreign Currencies	—	—
Net Change in Unrealized Appreciation (Depreciation) of Investments	—	—

Net Increase (Decrease) in Net Assets Resulting from Operations	7,728	10,092

Distributions to Shareholders from:
Net Investment Income	(7,728)	(10,092)
Net Realized Gain on Investments	—	—

Net Decrease in Net Assets Resulting from Distributions to Shareholders	(7,728)	(10,092)

Fund Share Transactions:
Proceeds from Sale of 113,649 and 155,876 Shares	113,649	155,875
Proceeds from Shares Issued on Reinvestment of Distributions Paid (7,728 and 10,092 shares, respectively)	7,728	10,092
Payments for 76,651 and 170,577 Shares Redeemed	(76,650)	(170,577)

Net Increase (Decrease) in Net Assets Resulting from Fund Share Transactions (44,726 and (4,609) shares, respectively)	44,727	(4,610)

Total Increase (Decrease) in Net Assets	44,727	(4,610)
Net Assets
Beginning of Period	339,858	344,468

End of Period (Includes undistributed net investment income on $0 and $0 respectively)	$384,585	$339,858

The Accompanying Notes are an Integral Part of the Financial Statements.

Statements of Changes in Net Assets

Financial Highlights

Northwestern Mutual Series Fund, Inc.

Small Cap Growth Stock Portfolio	For the Six Months Ended June 30, 2006 (Unaudited)		For the Year Ended December 31,
(For a share outstanding throughout the period)			2005	2004		2003		2002		2001
Selected Per Share Data
Net Asset Value, Beginning of Period	$2.53		$2.30	$1.94		$1.46		$1.79		$1.86
Income from Investment Operations:
Net Investment Income (Loss)	(0.00	)(e)	—	(0.01)		—		—		—
Net Realized and Unrealized Gains (Losses) on Investments	0.11		0.25	0.37		0.48		(0.33)		(0.07)

Total from Investment Operations	0.11		0.25	0.36		0.48		(0.33)		(0.07)

Less Distributions:
Distributions from Net Investment Income	—		—	—		—		—		—
Distributions from Realized Gains on Investments	(0.33)		(0.02)	—		—		—		—

Total Distributions	(0.33)		(0.02)	—		—		—		—

Net Asset Value, End of Period	$2.31		$2.53	$2.30		$1.94		$1.46		$1.79

Total Return (d)	3.64%		11.18%	18.80%		33.06%		(18.42%	)	(3.76% )

Ratios and Supplemental Data
Net Assets, End of Period (in thousands)	$529,575		$503,008	$442,420		$366,612		$254,880		$291,448

Ratio of Expenses to Average Net Assets	0.55%	(c)	0.56%	0.57%		0.59%		0.60%		0.60%

Ratio of Net Investment Income (Loss) to Average Net Assets	(0.01%	)(c)	(0.09% )	(0.30%	)	(0.35%	)	(0.26%	)	0.17%

Portfolio Turnover Rate	33.66%		69.50%	87.74%		84.20%		41.87%		70.58%

T. Rowe Price Small Cap Value Portfolio	For the Six Months Ended June 30, 2006 (Unaudited)		For the Year Ended December 31,				For the Period July 31, 2001(a) through December 31, 2001
(For a share outstanding throughout the period)			2005	2004	2003	2002
Selected Per Share Data
Net Asset Value, Beginning of Period	$1.64		$1.58	$1.29	$0.95	$1.02	$1.00
Income from Investment Operations:
Net Investment Income	0.01		0.01	0.01	0.01	0.01	—
Net Realized and Unrealized Gains (Losses) on Investments	0.15		0.10	0.30	0.33	(0.07)	0.02

Total from Investment Operations	0.16		0.11	0.31	0.34	(0.06)	0.02

Less Distributions:
Distributions from Net Investment Income	(0.00	)(e)	(0.01)	—	—	(0.01)	—
Distributions from Realized Gains on Investments	(0.07)		(0.04)	(0.02)	—	—	—

Total Distributions	(0.07)		(0.05)	(0.02)	—	(0.01)	—

Net Asset Value, End of Period	$1.73		$1.64	$1.58	$1.29	$0.95	$1.02

Total Return (d)	9.58%		7.21%	24.57%	35.15%	(5.58% )	1.76%

Ratios and Supplemental Data
Net Assets, End of Period (in thousands)	$284,269		$245,041	$200,143	$121,944	$63,083	$21,003

Ratio of Gross Expenses to Average Net Assets	0.87%	(c)	0.87%	0.88%	0.90%	1.02%	1.36%	(c)

Ratio of Net Expenses to Average Net Assets	0.87%	(c)	0.87%	0.88%	0.90%	1.00%	1.00%	(c)

Ratio of Net Investment Income (Loss) to Average Net Assets	0.45%	(c)	0.63%	0.81%	0.65%	0.54%	1.03%	(c)

Portfolio Turnover Rate	8.79%		17.74%	19.22%	33.78%	28.26%	49.70%

(a)	Portfolio commenced operations July 31, 2001.
(c)	Computed on an annualized basis.
(d)	Total Return includes deductions for management and other fund expenses; excludes deductions for sales loads and account fees, not annualized for period less than one year.
(e)	Amount is less than $0.005.

The Accompanying Notes are an Integral Part of the Financial Statements.

Financial Highlights

Financial Highlights

Northwestern Mutual Series Fund, Inc.

Aggressive Growth Stock Portfolio	For the Six Months Ended June 30, 2006 (Unaudited)		For the Year Ended December 31,
(For a share outstanding throughout the period)			2005	2004		2003		2002	2001
Selected Per Share Data
Net Asset Value, Beginning of Period	$3.30		$3.11	$2.72		$2.18		$2.82	$4.47
Income from Investment Operations:
Net Investment Income	0.02		—	0.00	(e)	—		—	—
Net Realized and Unrealized Gains (Losses) on Investments	0.10		0.19	0.39		0.54		(0.59)	(0.83)

Total from Investment Operations	0.12		0.19	0.39		0.54		(0.59)	(0.83)

Less Distributions:
Distributions from Net Investment Income	(0.00	)(e)	—	—		—		—	—
Distributions from Realized Gains on Investments	(0.08)		—	—		—		(0.05)	(0.82)

Total Distributions	(0.08)		—	—		—		(0.05)	(0.82)

Net Asset Value, End of Period	$3.34		$3.30	$3.11		$2.72		$2.18	$2.82

Total Return (d)	3.75%		6.14%	14.22%		24.69%		(21.15% )	(19.87% )

Ratios and Supplemental Data
Net Assets, End of Period (in thousands)	$1,238,001		$1,252,702	$1,278,495		$1,187,542		$994,075	$1,341,876

Ratio of Expenses to Average Net Assets	0.52%	(c)	0.52%	0.52%		0.52%		0.52%	0.52%

Ratio of Net Investment Income (Loss) to Average Net Assets	1.16%	(c)	0.13%	0.05%		(0.10%	)	(0.11% )	0.08%

Portfolio Turnover Rate	27.89%		83.42%	71.24%		63.21%		43.37%	70.40%

International Growth Portfolio	For the Six Months Ended June 30, 2006 (Unaudited)		For the Year Ended December 31,				For the Period July 31, 2001(a) through December 31, 2001
(For a share outstanding throughout the period)			2005	2004	2003	2002
Selected Per Share Data
Net Asset Value, Beginning of Period	$1.48		$1.32	$1.09	$0.79	$0.91	$1.00
Income from Investment Operations:
Net Investment Income	0.01		0.01	0.01	0.01	—	—
Net Realized and Unrealized Gains (Losses) on Investments	0.06		0.23	0.23	0.30	(0.12)	(0.09)

Total from Investment Operations	0.07		0.24	0.24	0.31	(0.12)	(0.09)

Less Distributions:
Distributions from Net Investment Income	(0.00	)(e)	(0.01)	(0.01)	(0.01)	—	—
Distributions from Realized Gains on Investments	(0.02)		(0.07)	—	—	—	—

Total Distributions	(0.02)		(0.08)	(0.01)	(0.01)	—	—

Net Asset Value, End of Period	$1.53		$1.48	$1.32	$1.09	$0.79	$0.91

Total Return (d)	5.17%		18.00%	21.59%	38.99%	(12.34% )	(9.40%	)

Ratios and Supplemental Data
Net Assets, End of Period (in thousands)	$223,074		$167,550	$110,498	$66,690	$35,373	$26,900

Ratio of Gross Expenses to Average Net Assets	0.87%	(c)	0.95%	0.98%	1.25%	1.15%	1.25%	(c)

Ratio of Net Expenses to Average Net Assets	0.87%	(c)	0.95%	0.98%	1.10%	1.10%	1.10%	(c)

Ratio of Net Investment Income (Loss) to Average Net Assets	1.71%	(c)	1.01%	0.81%	0.79%	0.62%	0.05%	(c)

Portfolio Turnover Rate	39.40%		70.60%	70.84%	58.09%	27.28%	18.45%

(a)	Portfolio commenced operations July 31, 2001.
(c)	Computed on an annualized basis.
(d)	Total Return includes deductions for management and other fund expenses; excludes deductions for sales loads and account fees, not annualized for period less than one year.
(e)	Amount is less than $0.005.

The Accompanying Notes are an Integral Part of the Financial Statements.

Financial Highlights

Financial Highlights

Northwestern Mutual Series Fund, Inc.

Franklin Templeton International Equity Portfolio	For the Six Months Ended June 30, 2006 (Unaudited)		For the Year Ended December 31,
(For a share outstanding throughout the period)			2005	2004	2003	2002	2001
Selected Per Share Data
Net Asset Value, Beginning of Period	$1.81		$1.65	$1.41	$1.02	$1.26	$1.63
Income from Investment Operations:
Net Investment Income	0.04		0.04	0.03	0.03	0.02	0.02
Net Realized and Unrealized Gains (Losses) on Investments	0.17		0.15	0.24	0.38	(0.24)	(0.23)

Total from Investment Operations	0.21		0.19	0.27	0.41	(0.22)	(0.21)

Less Distributions:
Distributions from Net Investment Income	(0.04)		(0.03)	(0.03)	(0.02)	(0.02)	(0.03)
Distributions from Realized Gains on Investments	—		—	—	—	—	(0.13)

Total Distributions	(0.04)		(0.03)	(0.03)	(0.02)	(0.02)	(0.16)

Net Asset Value, End of Period	$1.98		$1.81	$1.65	$1.41	$1.02	$1.26

Total Return (d)	11.31%		11.52%	19.33%	40.46%	(17.40% )	(14.00% )

Ratios and Supplemental Data
Net Assets, End of Period (in thousands)	$1,291,867		$1,139,260	$980,977	$795,707	$563,102	$716,413

Ratio of Expenses to Average Net Assets	0.71%	(c)	0.71%	0.72%	0.74%	0.74%	0.74%

Ratio of Net Investment Income (Loss) to Average Net Assets	3.82%	(c)	2.24%	2.23%	2.33%	1.72%	1.99%

Portfolio Turnover Rate	7.09%		3.71%	18.65%	24.87%	30.94%	34.52%

AllianceBernstein Mid Cap Value Portfolio	For the Six Months Ended June 30, 2006 (Unaudited)		For the Year Ended December 31,		For the Period May 1, 2003(b) through December 31, 2003
(For a share outstanding throughout the period)			2005	2004
Selected Per Share Data
Net Asset Value, Beginning of Period	$1.45		$1.45	$1.32	$1.00
Income from Investment Operations:
Net Investment Income	0.01		0.01	0.01	0.01
Net Realized and Unrealized Gains (Losses) on Investments	0.10		0.08	0.22	0.32

Total from Investment Operations	0.11		0.09	0.23	0.33

Less Distributions:
Distributions from Net Investment Income	—		(0.01)	(0.01)	(0.00	)(e)
Distributions from Realized Gains on Investments	(0.03)		(0.08)	(0.09)	(0.01)

Total Distributions	(0.03)		(0.09)	(0.10)	(0.01)

Net Asset Value, End of Period	$1.53		$1.45	$1.45	$1.32

Total Return (d)	7.04%		5.46%	18.67%	33.16%

Ratios and Supplemental Data
Net Assets, End of Period (in thousands)	$113,168		$97,557	$72,131	$44,091

Ratio of Gross Expenses to Average Net Assets	0.87%	(c)	0.87%	0.89%	0.94%	(c)

Ratio of Net Expenses to Average Net Assets	0.87%	(c)	0.87%	0.89%	0.93%	(c)

Ratio of Net Investment Income (Loss) to Average Net Assets	0.84%	(c)	0.61%	1.00%	0.70%	(c)

Portfolio Turnover Rate	27.34%		31.15%	33.05%	9.68%

(b)	Portfolio commenced operations on May 1, 2003.
(c)	Computed on an annualized basis.
(d)	Total Return includes deductions for management and other fund expenses; excludes deductions for sales loads and account fees, not annualized for period less than one year.
(e)	Amount is less than $0.005.

The Accompanying Notes are an Integral Part of the Financial Statements.

Financial Highlights

Financial Highlights

Northwestern Mutual Series Fund, Inc.

Index 400 Stock Portfolio	For the Six Months Ended June 30, 2006 (Unaudited)	For the Year Ended December 31,
(For a share outstanding throughout the period)		2005	2004	2003	2002	2001
Selected Per Share Data
Net Asset Value, Beginning of Period	$1.55	$1.46	$1.28	$0.95	$1.12	$1.14
Income from Investment Operations:
Net Investment Income	0.01	0.02	0.01	0.01	0.01	—
Net Realized and Unrealized Gains (Losses) on Investments	0.06	0.15	0.19	0.33	(0.17)	(0.01)

Total from Investment Operations	0.07	0.17	0.20	0.34	(0.16)	(0.01)

Less Distributions:
Distributions from Net Investment Income	(0.02)	(0.01)	(0.01)	(0.01)	(0.01)	—
Distributions from Realized Gains on Investments	(0.10)	(0.07)	(0.01)	—	—	(0.01)

Total Distributions	(0.12)	(0.08)	(0.02)	(0.01)	(0.01)	(0.01)

Net Asset Value, End of Period	$1.50	$1.55	$1.46	$1.28	$0.95	$1.12

Total Return (d)	4.15%	12.37%	16.26%	35.01%	(14.54% )	(0.65% )

Ratios and Supplemental Data
Net Assets, End of Period (in thousands)	$519,493	$490,626	$426,827	$342,500	$225,410	$210,734

Ratio of Expenses to Average Net Assets	0.26% (c)	0.26%	0.26%	0.27%	0.28%	0.31%

Ratio of Net Investment Income (Loss) to Average Net Assets	1.39% (c)	1.26%	0.96%	0.92%	0.86%	1.06%

Portfolio Turnover Rate	6.30%	18.63%	16.46%	9.74%	15.60%	19.06%

Janus Capital Appreciation Portfolio	For the Six Months Ended June 30, 2006 (Unaudited)		For the Year Ended December 31,			For the Period May 1, 2003(b) through December 31, 2003
(For a share outstanding throughout the period)			2005	2004
Selected Per Share Data
Net Asset Value, Beginning of Period	$1.63		$1.43	$1.20		$1.00
Income from Investment Operations:
Net Investment Income	0.00	(e)	—	0.00	(e)	—
Net Realized and Unrealized Gains (Losses) on Investments	(0.11)		0.25	0.23		0.20

Total from Investment Operations	(0.11)		0.25	0.23		0.20

Less Distributions:
Distributions from Net Investment Income	—		—	—		(0.00	)(e)
Distributions from Realized Gains on Investments	—		(0.05)	—		(0.00	)(e)

Total Distributions	—		(0.05)	—		(0.00	)(e)

Net Asset Value, End of Period	$1.52		$1.63	$1.43		$1.20

Total Return (d)	(6.21%	)	17.00%	19.67%		19.90%

Ratios and Supplemental Data
Net Assets, End of Period (in thousands)	$133,485		$132,679	$56,690		$36,730

Ratio of Gross Expenses to Average Net Assets	0.80%	(c)	0.82%	0.84%		0.90%	(c)

Ratio of Net Expenses to Average Net Assets	0.80%	(c)	0.82%	0.84%		0.89%	(c)

Ratio of Net Investment Income (Loss) to Average Net Assets	0.37%	(c)	0.18%	(0.03%	)	0.07%	(c)

Portfolio Turnover Rate	28.39%		45.20%	25.42%		33.68%

(b)	Portfolio commenced operations on May 1, 2003.
(c)	Computed on an annualized basis.
(d)	Total Return includes deductions for management and other fund expenses; excludes deductions for sales loads and account fees, not annualized for period less than one year.
(e)	Amount is less than $0.005.

The Accompanying Notes are an Integral Part of the Financial Statements.

Financial Highlights

Financial Highlights

Northwestern Mutual Series Fund, Inc.

Growth Stock Portfolio	For the Six Months Ended June 30, 2006 (Unaudited)	For the Year Ended December 31,
(For a share outstanding throughout the period)		2005	2004	2003	2002	2001
Selected Per Share Data
Net Asset Value, Beginning of Period	$2.11	$1.98	$1.87	$1.59	$2.03	$2.47
Income from Investment Operations:
Net Investment Income	0.01	0.02	0.02	0.01	0.01	0.02
Net Realized and Unrealized Gains (Losses) on Investments	(0.02)	0.13	0.11	0.28	(0.43)	(0.36)

Total from Investment Operations	(0.01)	0.15	0.12	0.29	(0.42)	(0.34)

Less Distributions:
Distributions from Net Investment Income	(0.02)	(0.02)	(0.01)	(0.01)	(0.02)	(0.02)
Distributions from Realized Gains on Investments	—	—	—	—	—	(0.08)

Total Distributions	(0.02)	(0.02)	(0.01)	(0.01)	(0.02)	(0.10)

Net Asset Value, End of Period	$2.08	$2.11	$1.98	$1.87	$1.59	$2.03

Total Return (d)	(0.77% )	7.71%	6.67%	18.94%	(20.83% )	(14.22% )

Ratios and Supplemental Data
Net Assets, End of Period (in thousands)	$686,823	$702,526	$686,849	$665,871	$551,421	$696,578

Ratio of Expenses to Average Net Assets	0.43% (c)	0.43%	0.43%	0.43%	0.43%	0.43%

Ratio of Net Investment Income (Loss) to Average Net Assets	0.91% (c)	0.78%	1.07%	0.77%	0.76%	1.01%

Portfolio Turnover Rate	17.88%	31.74%	34.53%	40.89%	28.06%	27.98%

Large Cap Core Stock Portfolio	For the Six Months Ended June 30, 2006 (Unaudited)		For the Year Ended December 31,
(For a share outstanding throughout the period)			2005	2004	2003	2002	2001
Selected Per Share Data
Net Asset Value, Beginning of Period	$1.22		$1.14	$1.07	$0.87	$1.22	$1.37
Income from Investment Operations:
Net Investment Income	0.01		0.01	0.02	0.01	0.01	0.01
Net Realized and Unrealized Gains (Losses) on Investments	0.01		0.09	0.06	0.20	(0.35)	(0.11)

Total from Investment Operations	0.02		0.10	0.08	0.21	(0.34)	(0.10)

Less Distributions:
Distributions from Net Investment Income	(0.01)		(0.02)	(0.01)	(0.01)	(0.01)	(0.01)
Distributions from Realized Gains on Investments	—		—	—	—	—	(0.04)

Total Distributions	(0.01)		(0.02)	(0.01)	(0.01)	(0.01)	(0.05)

Net Asset Value, End of Period	$1.23		$1.22	$1.14	$1.07	$0.87	$1.22

Total Return (d)	1.32%		8.46%	8.16%	24.05%	(28.20% )	(7.77% )

Ratios and Supplemental Data
Net Assets, End of Period (in thousands)	$494,763		$494,020	$469,935	$447,554	$365,944	$548,672

Ratio of Expenses to Average Net Assets	0.44%	(c)	0.44%	0.44%	0.46%	0.58%	0.58%

Ratio of Net Investment Income (Loss) to Average Net Assets	1.21%	(c)	1.15%	1.41%	1.07%	0.85%	0.75%

Portfolio Turnover Rate	22.64%		32.23%	33.64%	58.90%	29.20%	44.37%

(c)	Computed on an annualized basis.
(d)	Total Return includes deductions for management and other fund expenses; excludes deductions for sales loads and account fees, not annualized for period less than one year.

The Accompanying Notes are an Integral Part of the Financial Statements.

Financial Highlights

Financial Highlights

Northwestern Mutual Series Fund, Inc.

Capital Guardian Domestic Equity Portfolio	For the Six Months Ended June 30, 2006 (Unaudited)		For the Year Ended December 31,				For the Period July 31, 2001(a) through December 31, 2001
(For a share outstanding throughout the period)			2005	2004	2003	2002
Selected Per Share Data
Net Asset Value, Beginning of Period	$1.13		$1.14	$1.00	$0.76	$0.97	$1.00
Income from Investment Operations:
Net Investment Income	0.01		0.02	0.02	0.01	0.01	—
Net Realized and Unrealized Gains (Losses) on Investments	0.04		0.07	0.15	0.24	(0.21)	(0.03)

Total from Investment Operations	0.05		0.09	0.17	0.25	(0.20)	(0.03)

Less Distributions:
Distributions from Net Investment Income	—		(0.02)	(0.01)	(0.01)	(0.01)	—
Distributions from Realized Gains on Investments	(0.01)		(0.08)	(0.02)	—	—	—

Total Distributions	(0.01)		(0.10)	(0.03)	(0.01)	(0.01)	—

Net Asset Value, End of Period	$1.17		$1.13	$1.14	$1.00	$0.76	$0.97

Total Return (d)	4.25%		8.04%	16.85%	34.41%	(21.24% )	(2.19%	)

Ratios and Supplemental Data
Net Assets, End of Period (in thousands)	$325,496		$273,934	$211,977	$136,099	$74,274	$40,722

Ratio of Gross Expenses to Average Net Assets	0.58%	(c)	0.60%	0.62%	0.67%	0.70%	0.90%	(c)

Ratio of Net Expenses to Average Net Assets	0.58%	(c)	0.60%	0.62%	0.67%	0.70%	0.75%	(c)

Ratio of Net Investment Income (Loss) to Average Net Assets	1.97%	(c)	1.77%	1.63%	1.84%	1.54%	1.32%	(c)

Portfolio Turnover Rate	19.38%		35.19%	32.97%	29.20%	22.42%	18.98%

T. Rowe Price Equity Income Portfolio	For the Six Months Ended June 30, 2006 (Unaudited)		For the Year Ended December 31,		For the Period May 1, 2003(b) through December 31, 2003
(For a share outstanding throughout the period)			2005	2004
Selected Per Share Data
Net Asset Value, Beginning of Period	$1.33		$1.35	$1.22	$1.00
Income from Investment Operations:
Net Investment Income	0.01		0.02	0.02	0.01
Net Realized and Unrealized Gains (Losses) on Investments	0.06		0.04	0.17	0.23

Total from Investment Operations	0.07		0.06	0.19	0.24

Less Distributions:
Distributions from Net Investment Income	(0.00	)(e)	(0.02)	(0.02)	(0.01)
Distributions from Realized Gains on Investments	(0.00	)(e)	(0.06)	(0.04)	(0.01)

Total Distributions	—		(0.08)	(0.06)	(0.02)

Net Asset Value, End of Period	$1.40		$1.33	$1.35	$1.22

Total Return (d)	5.07%		4.19%	15.16%	23.64%

Ratios and Supplemental Data
Net Assets, End of Period (in thousands)	$151,453		$132,923	$89,747	$47,664

Ratio of Gross Expenses to Average Net Assets	0.66%	(c)	0.68%	0.69%	0.77%	(c)

Ratio of Net Expenses to Average Net Assets	0.66%	(c)	0.68%	0.69%	0.75%	(c)

Ratio of Net Investment Income (Loss) to Average Net Assets	1.91%	(c)	1.76%	1.74%	1.88%	(c)

Portfolio Turnover Rate	7.82%		16.01%	15.21%	27.27%

(a)	Portfolio commenced operations July 31, 2001.
(b)	Portfolio commenced operations on May 1, 2003.
(c)	Computed on an annualized basis.
(d)	Total Return includes deductions for management and other fund expenses; excludes deductions for sales loads and account fees, not annualized for period less than one year.

The Accompanying Notes are an Integral Part of the Financial Statements.

Financial Highlights

Financial Highlights

Northwestern Mutual Series Fund, Inc.

Index 500 Stock Portfolio	For the Six Months Ended June 30, 2006 (Unaudited)	For the Year Ended December 31,
(For a share outstanding throughout the period)		2005	2004	2003	2002	2001
Selected Per Share Data
Net Asset Value, Beginning of Period	$2.97	$2.94	$2.72	$2.17	$2.87	$3.41
Income from Investment Operations:
Net Investment Income	0.03	0.05	0.05	0.04	0.03	0.03
Net Realized and Unrealized Gains (Losses) on Investments	0.05	0.08	0.24	0.56	(0.64)	(0.43)

Total from Investment Operations	0.08	0.13	0.29	0.60	(0.61)	(0.40)

Less Distributions:
Distributions from Net Investment Income	(0.05)	(0.05)	(0.04)	(0.04)	(0.03)	(0.04)
Distributions from Realized Gains on Investments	(0.11)	(0.05)	(0.03)	(0.01)	(0.06)	(0.10)

Total Distributions	(0.16)	(0.10)	(0.07)	(0.05)	(0.09)	(0.14)

Net Asset Value, End of Period	$2.89	$2.97	$2.94	$2.72	$2.17	$2.87

Total Return (d)	2.64%	4.72%	10.70%	28.43%	(22.07% )	(11.88% )

Ratios and Supplemental Data
Net Assets, End of Period (in thousands)	$1,893,346	$1,903,641	$1,904,122	$1,756,120	$1,362,881	$1,821,875

Ratio of Expenses to Average Net Assets	0.20% (c)	0.20%	0.20%	0.20%	0.21%	0.21%

Ratio of Net Investment Income (Loss) to Average Net Assets	1.72% (c)	1.68%	1.83%	1.59%	1.40%	1.13%

Portfolio Turnover Rate	2.39%	5.36%	3.45%	2.44%	6.55%	2.92%

Asset Allocation Portfolio	For the Six Months Ended June 30, 2006 (Unaudited)		For the Year Ended December 31,				For the Period July 31, 2001(a) through December 31, 2001
(For a share outstanding throughout the period)			2005	2004	2003	2002
Selected Per Share Data
Net Asset Value, Beginning of Period	$1.16		$1.12	$1.02	$0.86	$0.97	$1.00
Income from Investment Operations:
Net Investment Income	0.01		0.02	0.02	0.02	0.01	0.01
Net Realized and Unrealized Gains (Losses) on Investments	0.01		0.06	0.08	0.16	(0.11)	(0.03)

Total from Investment Operations	0.02		0.08	0.10	0.18	(0.10)	(0.02)

Less Distributions:
Distributions from Net Investment Income	(0.02)		(0.02)	—	(0.02)	(0.01)	(0.01)
Distributions from Realized Gains on Investments	(0.03)		(0.02)	—	—	—	—

Total Distributions	(0.05)		(0.04)	—	(0.02)	(0.01)	(0.01)

Net Asset Value, End of Period	$1.13		$1.16	$1.12	$1.02	$0.86	$0.97

Total Return (d)	1.45%		6.99%	10.02%	20.63%	(10.26% )	(2.10%	)

Ratios and Supplemental Data
Net Assets, End of Period (in thousands)	$259,259		$244,807	$196,568	$130,478	$87,260	$40,116

Ratio of Gross Expenses to Average Net Assets	0.59%	(c)	0.61%	0.64%	0.73%	0.87%	0.92%	(c)

Ratio of Net Expenses to Average Net Assets	0.59%	(c)	0.61%	0.64%	0.73%	0.75%	0.75%	(c)

Ratio of Net Investment Income (Loss) to Average Net Assets	2.46%	(c)	2.18%	1.90%	1.83%	2.18%	2.19%	(c)

Portfolio Turnover Rate	47.79%	(g)	90.04% (g)	116.65%	103.77%	112.73%	55.88%

(a)	Portfolio commenced operations July 31, 2001.
(c)	Computed on an annualized basis.
(d)	Total Return includes deductions for management and other fund expenses; excludes deductions for sales loads and account fees, not annualized for period less than one year.
(g)	Portfolio Turnover rate excludes the impact of mortgage dollar roll transactions.

The Accompanying Notes are an Integral Part of the Financial Statements.

Financial Highlights

Financial Highlights

Northwestern Mutual Series Fund, Inc.

Balanced Portfolio	For the Six Months Ended June 30, 2006 (Unaudited)	For the Year Ended December 31,
(For a share outstanding throughout the period)		2005	2004	2003	2002	2001
Selected Per Share Data
Net Asset Value, Beginning of Period	$1.86	$1.87	$1.85	$1.62	$1.82	$2.03
Income from Investment Operations:
Net Investment Income	0.03	0.05	0.05	0.05	0.06	0.08
Net Realized and Unrealized Gains (Losses) on Investments	(0.01)	0.02	0.09	0.24	(0.20)	(0.13)

Total from Investment Operations	0.02	0.07	0.14	0.29	(0.14)	(0.05)

Less Distributions:
Distributions from Net Investment Income	(0.05)	(0.05)	(0.05)	(0.06)	(0.06)	(0.08)
Distributions from Realized Gains on Investments	(0.02)	(0.03)	(0.07)	—	—	(0.08)

Total Distributions	(0.07)	(0.08)	(0.12)	(0.06)	(0.06)	(0.16)

Net Asset Value, End of Period	$1.81	$1.86	$1.87	$1.85	$1.62	$1.82

Total Return (d)	1.30%	3.59%	7.89%	17.99%	(7.54% )	(3.15% )

Ratios and Supplemental Data
Net Assets, End of Period (in thousands)	$2,813,234	$2,905,741	$2,983,179	$2,891,488	$2,561,529	$3,011,137

Ratio of Expenses to Average Net Assets	0.30% (c)	0.30%	0.30%	0.30%	0.30%	0.30%

Ratio of Net Investment Income (Loss) to Average Net Assets	3.08% (c)	2.85%	2.71%	2.74%	3.08%	3.75%

Portfolio Turnover Rate	42.78% (g)	80.21% (g)	100.02%	69.56%	53.12%	50.37%

High Yield Bond Portfolio	For the Six Months Ended June 30, 2006 (Unaudited)	For the Year Ended December 31,
(For a share outstanding throughout the period)		2005	2004	2003		2002	2001
Selected Per Share Data
Net Asset Value, Beginning of Period	$0.72	$0.76	$0.73	$0.56		$0.65	$0.69
Income from Investment Operations:
Net Investment Income	0.02	0.05	0.05	0.05		0.07	0.08
Net Realized and Unrealized Gains (Losses) on Investments	(0.01)	(0.04)	0.03	0.12		(0.09)	(0.04)

Total from Investment Operations	0.01	0.01	0.08	0.17		(0.02)	0.04

Less Distributions:
Distributions from Net Investment Income	(0.05)	(0.05)	(0.05)	(0.00	)(e)	(0.07)	(0.08)
Distributions from Realized Gains on Investments	—	—	—	—		—	—

Total Distributions	(0.05)	(0.05)	(0.05)	—		(0.07)	(0.08)

Net Asset Value, End of Period	$0.68	$0.72	$0.76	$0.73		$0.56	$0.65

Total Return (d)	2.15%	1.39%	12.76%	29.06%		(2.89% )	5.03%

Ratios and Supplemental Data
Net Assets, End of Period (in thousands)	$251,833	$244,554	$229,312	$199,371		$137,553	$147,670

Ratio of Expenses to Average Net Assets	0.48% (c)	0.48%	0.50%	0.52%		0.54%	0.53%

Ratio of Net Investment Income (Loss) to Average Net Assets	6.95% (c)	7.16%	7.42%	8.66%		10.37%	10.48%

Portfolio Turnover Rate	41.32%	118.63%	162.00%	182.10%		89.20%	96.41%

(c)	Computed on an annualized basis.
(d)	Total Return includes deductions for management and other fund expenses; excludes deductions for sales loads and account fees, not annualized for period less than one year.
(e)	Amount is less than $0.005.
(g)	Portfolio Turnover rate excludes the impact of mortgage dollar roll transactions.

The Accompanying Notes are an Integral Part of the Financial Statements.

Financial Highlights

Financial Highlights

Northwestern Mutual Series Fund, Inc.

Select Bond Portfolio	For the Six Months Ended June 30, 2006 (Unaudited)		For the Year Ended December 31,
(For a share outstanding throughout the period)			2005	2004	2003	2002	2001
Selected Per Share Data
Net Asset Value, Beginning of Period	$1.20		$1.23	$1.26	$1.27	$1.20	$1.16
Income from Investment Operations:
Net Investment Income	0.02		0.05	0.05	0.05	0.05	0.06
Net Realized and Unrealized Gains (Losses) on Investments	(0.03)		(0.03)	0.01	0.02	0.09	0.05

Total from Investment Operations	(0.01)		0.02	0.06	0.07	0.14	0.11

Less Distributions:
Distributions from Net Investment Income	(0.05)		(0.04)	(0.05)	(0.05)	(0.06)	(0.07)
Distributions from Realized Gains on Investments	—		(0.01)	(0.04)	(0.03)	(0.01)	—

Total Distributions	(0.05)		(0.05)	(0.09)	(0.08)	(0.07)	(0.07)

Net Asset Value, End of Period	$1.14		$1.20	$1.23	$1.26	$1.27	$1.20

Total Return (d)	(1.01%	)	2.22%	4.75%	5.49%	12.09%	10.37%

Ratios and Supplemental Data
Net Assets, End of Period (in thousands)	$828,166		$786,544	$661,027	$621,325	$584,018	$405,406

Ratio of Expenses to Average Net Assets	0.30%	(c)	0.30%	0.30%	0.30%	0.30%	0.30%

Ratio of Net Investment Income (Loss) to Average Net Assets	4.76%	(c)	4.34%	3.99%	4.03%	5.01%	6.15%

Portfolio Turnover Rate	116.63%	(g)	179.05% (g)	213.87%	137.05%	184.37%	151.27%

Money Market Portfolio	For the Six Months Ended June 30, 2006 (Unaudited)		For the Year Ended December 31,
(For a share outstanding throughout the period)			2005	2004	2003	2002	2001
Selected Per Share Data
Net Asset Value, Beginning of Period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations:
Net Investment Income	0.02		0.03	0.01	0.01	0.02	0.04

Total from Investment Operations	0.02		0.03	0.01	0.01	0.02	0.04

Less Distributions:
Distributions from Net Investment Income	(0.02)		(0.03)	(0.01)	(0.01)	(0.02)	(0.04)

Total Distributions	(0.02)		(0.03)	(0.01)	(0.01)	(0.02)	(0.04)

Net Asset Value, End of Period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

Total Return (d)	2.23%		2.98%	1.43%	1.23%	1.65%	3.91%

Ratios and Supplemental Data
Net Assets, End of Period (in thousands)	$384,585		$339,858	$344,468	$399,873	$501,313	$458,689

Ratio of Gross Expenses to Average Net Assets (f)	0.30%	(c)	0.30%	0.30%	0.30%	0.30%	0.30%

Ratio of Net Expenses to Average Net Assets (f)	0.30%	(c)	0.30%	0.00%	0.00%	0.27%	0.30%

Ratio of Net Investment Income (Loss) to Average Net Assets	4.46%		2.94%	1.41%	1.23%	1.63%	3.76%

(c)	Computed on an annualized basis.
(d)	Total Return includes deductions for management and other fund expenses; excludes deductions for sales loads and account fees, not annualized for period less than one year. For the Money Market Portfolio, total return includes the effect of a management fee waiver from December 2, 2002 through December 31, 2004, which ended on December 31, 2004. In the absence of such fee waiver, the total return would be less.
(f)	For the Money Market Portfolio, expense ratios reflect total expenses before a management fee waiver in effect for the period December 2, 2002 through December 31, 2004 (“Gross Expense Ratio”) and after such waiver (“Net Expense Ratio”). The fee waiver ended on December 31, 2004.
(g)	Portfolio Turnover rate excludes the impact of mortgage dollar roll transactions.

The Accompanying Notes are an Integral Part of the Financial Statements.

Financial Highlights

Notes to Financial Statements

Northwestern Mutual Series Fund, Inc.

June 30, 2006

Note 1 — Northwestern Mutual Series Fund, Inc. (the “Series Fund”) is registered as a diversified open-end investment company under the Investment Company Act of 1940. The Series Fund consists of the Small Cap Growth Stock Portfolio, T. Rowe Price Small Cap Value Portfolio, Aggressive Growth Stock Portfolio, International Growth Portfolio, Franklin Templeton International Equity Portfolio, AllianceBernstein Mid Cap Value Portfolio, Index 400 Stock Portfolio, Janus Capital Appreciation Portfolio, Growth Stock Portfolio, Large Cap Core Stock Portfolio, Capital Guardian Domestic Equity Portfolio, T. Rowe Price Equity Income Portfolio, Index 500 Stock Portfolio, Asset Allocation Portfolio, Balanced Portfolio, High Yield Bond Portfolio, Select Bond Portfolio and the Money Market Portfolio (the “Portfolios”). Shares are presently offered only to The Northwestern Mutual Life Insurance Company (“Northwestern Mutual”) and its segregated asset accounts.

Note 2 — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Principal accounting policies are summarized below.

Note 3 — Stocks listed on a national or foreign stock exchange are generally valued at the last sale price on the exchange on which the security is principally traded. Stocks listed on the NASDAQ Stock Market, Inc. (“NASDAQ”) for which a NASDAQ Official Closing Price (“NOCP”) is available are valued at the NOCP. If there has been no sale on such exchange or on NASDAQ, the security is valued at the final bid price. Stocks traded only in the over-the-counter market and not on a securities exchange or NASDAQ are valued at the last sale price or closing bid price if no sales have occurred. Bonds are valued on the basis of prices furnished by a service which determines prices for normal institutional-size trading units of bonds. Futures are valued at settlement prices. Securities for which current market quotations are not readily available are valued at fair value determined by procedures approved by the Board of Directors. The fair value procedures are used if a significant event that is likely to have affected the value of the securities takes place after the time of the most recent market quotations or the market quotations for other reasons do not reflect information material to the value of those securities. Generally, money market investments, other than in the Money Market Portfolio, with maturities exceeding sixty days are valued by marking to market on the basis of an average of the most recent bid prices or yields. Generally, money market investments with maturities of sixty days or less and all securities in the Money Market Portfolio are valued on an amortized cost basis or, if the current market value differs substantially from the amortized cost, by marking to market.

Note 4 — Certain of the Portfolios may have securities and other assets and liabilities denominated in foreign currencies which are translated into U.S. dollar amounts on the date of valuation. Purchases and sales of securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. When the Portfolios purchase or sell a foreign security they may enter into a foreign currency exchange contract to minimize market risk from the trade date to the settlement date of such transaction. Such foreign currency exchange contracts are marked to market daily.

The Portfolios may enter into forward foreign currency contracts to hedge against exchange rate risk arising from investments in securities denominated in foreign currencies. Contracts are valued at the contractual forward rate and are marked to market daily, with the change in market value recorded as an unrealized gain or loss. When the contracts are closed, a realized gain or loss is recorded. Risks may arise from changes in market value of the underlying instruments and from the possible inability of counterparties to meet the terms of their contracts.

The Portfolios do not separately report the results of operations due to changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized or unrealized gain or loss from investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade date and the settlement date on security transactions, and the differences between the amounts of dividends and foreign withholding taxes recorded on the Portfolio’s books and the U.S. dollar equivalent of the amounts actually received or paid.

Note 5 — The Small Cap Growth Stock, Aggressive Growth Stock, Index 400 Stock, Growth Stock, Index 500 Stock, Asset Allocation, and Balanced Portfolios invest in futures contracts as an alternative to investing in individual securities and could be exposed to market risk due to changes in the value of the underlying securities or due to an illiquid secondary market. Futures contracts are marked to market daily based upon quoted settlement prices. The Portfolios receive from or pay to brokers an amount of cash equal to the daily fluctuation in the value of the contracts. Such receipts or payments, known as the “variation margin”, are recorded by the Portfolios as unrealized gains or losses. When a contract is closed, the Portfolios record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

For federal income tax purposes, net unrealized appreciation (depreciation) on open futures contracts is generally required to be treated as realized gains (losses).

Notes to Financial Statements

Notes to Financial Statements

Note 6 — The Series Fund has a securities lending program that enables each Portfolio, except the Money Market Portfolio, to loan securities to approved broker-dealers. The Portfolio receives cash (U.S. currency), U.S. Government or U.S. Government agency obligations as collateral against the loaned securities. To the extent that a loan is collateralized by cash, such collateral shall be invested by the Portfolio to earn interest in accordance with the Portfolio’s investment policies. For the period ended June 30, 2006, the Balanced and Select Bond Portfolios earned $262,199 and $188,024, respectively, in interest from securities lending activity. The collateral received under the securities lending program is recorded on the Portfolio’s statement of assets and liabilities along with the related obligation to return the collateral.

Income generated from the investment of cash collateral, less negotiated rebate fees paid to participating brokers and transaction costs, is recorded as income for the Portfolio. All collateral received will be in an amount at least equal to 102% (for loans of U.S. securities) or 105% (for non-U.S. securities) of the market value of the loaned securities at the inception of each loan. Thereafter, each loan must be continuously secured by collateral at least equal at all times to the value of the securities lent. In addition, the Portfolio is entitled to terminate a securities loan at any time. As of June 30, 2006, the value of outstanding securities on loan and the value of collateral amounted to the following:

Portfolio	Value of Securities on Loan	Value of Collateral
Balanced	$90,166,115	$92,816,250
Select Bond	50,304,804	51,513,000

As of June 30, 2006, collateral received for securities on loan is invested in money market instruments and included in Investments on the Portfolio’s Statement of Assets and Liabilities.

Note 7 — The Select Bond Portfolio has entered into mortgage dollar rolls. Dollar roll transactions consist of the sale by a portfolio to a bank or broker/dealer (the “counterparty”) of mortgage-backed securities together with a commitment to purchase from the counterparty similar, but not identical, securities at a future date, at a similar price. As of June 30, 2006, the following mortgage dollar rolls were outstanding:

Portfolio	Cost	Value	Obligation Liability
Select Bond	$6,442,109	$6,396,403	$6,455,109

The obligation liability is included in Payable for Collateral on Securities on Loan on the Portfolio’s Statement of Assets and Liabilities. Securities subject to these agreements had a contractual maturity of 7/1/36. The weighted average interest rate was 6.00% for the Select Bond Portfolio.

Note 8 — Interest income is recorded daily on the accrual basis and dividend income is recorded on the ex-dividend date or as soon as information from foreign issuers is available. Where applicable, dividends are recorded net of foreign dividend tax. Discounts and premiums on securities purchased are amortized over the life of the respective securities using the effective interest method. Securities transactions are accounted for on trade date. The basis for determining cost on sale of securities is identified cost. For the period ended June 30, 2006, transactions in securities other than money market investments were:

Portfolio	Total Security Purchases	U.S. Govt. Security Purchases	Total Security Sales/ Maturities	U.S. Govt. Security Sales/ Maturities
	(Amounts in thousands)
Small Cap Growth Stock	$168,552	$—	$205,438	$—
T. Rowe Price Small Cap Value	61,192	—	45,601	—
Aggressive Growth Stock	338,114	—	447,875	—
International Growth	121,417	—	76,809	—
Franklin Templeton International Equity	120,417	—	130,298	—
AllianceBernstein Mid Cap Value Index 400 Stock	36,500 30,536	— —	27,428 40,425	— —
Janus Capital Appreciation Growth Stock	33,899 119,164	— —	40,053 144,329	— —
Large Cap Core Stock	110,915	—	119,382	—
Capital Guardian Domestic Equity	102,079	—	55,775	—
T. Rowe Price Equity Income Index 500 Stock	38,972 45,339	— —	24,530 94,096	— —
Asset Allocation	75,637	39,373	77,657	33,636
Balanced	594,504	592,825	606,269	573,622
High Yield Bond	109,283	—	98,171	—
Select Bond	456,004	569,031	402,400	552,212

Notes to Financial Statements

Notes to Financial Statements

Note 9 — The Series Fund and its Portfolios are parties to annually renewable contracts pursuant to which each Portfolio pays a charge for investment management and administrative services. Certain Portfolios, listed below, pay at a fixed annual rate based on the average daily net asset values of the Portfolio.

Portfolio	Fee
T. Rowe Price Small Cap Value	.85%
AllianceBernstein Mid Cap Value	.85%
Index 400 Stock	.25%
Index 500 Stock	.20%
Balanced	.30%
Select Bond	.30%
Money Market	.30%

For the other Portfolios the rate for the investment advisory fee is graded by the asset size of the Portfolio according to the following schedules:

Portfolio	First $50 Million	Next $50 Million	Excess
Small Cap Growth Stock	.80%	.65%	.50%
Aggressive Growth Stock	.80%	.65%	.50%
Franklin Templeton International Equity	.85%	.65%	.65%
Growth Stock	.60%	.50%	.40%
Large Cap Core Stock	.60%	.50%	.40%
High Yield Bond	.60%	.50%	.40%

Portfolio	First $100 Million	Next $150 Million	Excess
International Growth	.75%	.65%	.55%
Capital Guardian Domestic Equity	.65%	.55%	.50%
Asset Allocation	.60%	.50%	.40%

Portfolio	First $500 Million	Excess
T. Rowe Price Equity Income	.65%	.60%

Portfolio	First $100 Million	Next $400 Million	Excess
Janus Capital Appreciation	.80%	.75%	.70%

Mason Street Advisors, LLC (“MSA”), a wholly owned subsidiary of Northwestern Mutual, which is the manager and investment adviser of the Series Fund, contractually agreed to waive the management fee and absorb certain other operating expenses to the extent necessary so that Total Operating Expenses will not exceed the following amounts:

Portfolio		Expiration
T. Rowe Price Small Cap Value	1.00%	December 31, 2006
International Growth	1.10%	December 31, 2006
AllianceBernstein Mid Cap Value	1.00%	December 31, 2008
Janus Capital Appreciation	0.90%	December 31, 2008
Capital Guardian Domestic Equity	0.75%	December 31, 2006
T. Rowe Price Equity Income	0.75%	December 31, 2008
Asset Allocation	0.75%	December 31, 2006

MSA voluntarily waived its management fee from December 2, 2002 to December 31, 2004 for the Money Market Portfolio.

The investment advisory fee is paid to MSA. Other costs for each Portfolio are paid either by the Portfolios or MSA depending upon the applicable agreement in place.

All of the Portfolios, except for the Balanced, Select Bond and Money Market Portfolios, pay their own custodian fees. Certain Portfolios, listed below, pay a portion of their custodian fees indirectly through expense offset arrangements. Custodian fees are reduced for Portfolios that maintain compensating balances in non-interest bearing accounts. These Portfolios could have invested the assets used to pay for the custodian fees, had the assets not been used in the expense offset arrangements. For the period ended June 30, 2006, the amounts paid through expense offset arrangements were as follows:

Portfolio	Amount
Small Cap Growth Stock	$1,178
T. Rowe Price Small Cap Value	2,130
Aggressive Growth Stock	3,256
AllianceBernstein Mid Cap Value	1,905
Index 400 Stock	1,622
Janus Capital Appreciation	1,750
Growth Stock	1,124
Large Cap Core Stock	1,304
Capital Guardian Domestic Equity	1,608
T. Rowe Price Equity Income	1,055
Index 500 Stock	2,693
Asset Allocation	1,787
High Yield Bond	1,927

T. Rowe Price Associates, Inc. (“T. Rowe Price”), Templeton Investment Counsel, LLC. (“Templeton Counsel”), Alliance Capital Management L.P., (“Alliance Capital Management”), Janus Capital Management, LLC (“Janus Capital”) and Capital Guardian Trust Company (“Capital Guardian”) have been retained under investment subadvisory agreements to provide investment advice and, in general, to conduct the management investment programs of the T. Rowe Price Small Cap Value and T. Rowe Price Equity Income Portfolios, the Franklin Templeton International Equity Portfolio, the AllianceBernstein Mid Cap Value Portfolio, the Janus Capital Appreciation Portfolio and the Capital Guardian Domestic Equity Portfolio, respectively. MSA pays T. Rowe Price an annual rate of .60% of the T. Rowe Price Small Cap Value Portfolio’s average daily net assets. MSA pays Templeton Counsel .50% on the first $100 million of combined net assets for all funds managed for Northwestern Mutual by Templeton Counsel and .40% in excess of $100 million. MSA pays Alliance Capital Management .72% on the first $25 million of the Portfolio’s assets, .54% on the next $225 million, and .50% in excess of $250 million, with a minimum amount of $16,000. MSA pays Janus Capital .55% on the first $100 million of the Portfolio’s assets, .50% on the next $400 million, and .45% on assets in excess of $500 million. MSA pays Capital Guardian a flat annual fee of $375,000 on the Portfolio’s assets of $100 million or less

Notes to Financial Statements

Notes to Financial Statements

and .275% on net assets in excess of $100 million. For the T. Rowe Price Equity Income Portfolio, MSA pays T. Rowe Price .40% of the Portfolio’s assets, reduced to .35% on assets in excess of $500 million.

Note 10 — Each of the Portfolios of the Series Fund has elected to be taxed as a regulated investment company meeting certain requirements under the Internal Revenue Code. Since each expects to distribute all net investment income and net realized capital gains, the Portfolios anticipate incurring no federal income taxes.

Taxable distributions from net investment income and realized capital gains in the Portfolios may differ from book amounts earned during the period due to differences in the timing of capital gains recognition and due to the reclassification of certain gains or losses between capital and income. The differences between cost amounts for book purposes and tax purposes are primarily due to treatment of deferred losses.

It is the policy of the Portfolios to reclassify the net effect of permanent differences between book and taxable income to capital accounts on the Statements of Assets and Liabilities.

Certain losses incurred by the Portfolios after October 31st are deferred and deemed to have occurred in the next fiscal year for income tax purposes. Net realized capital losses for federal income tax purposes are carried forward to offset future net realized gains. A summary of the Portfolios’ post-October losses and capital loss carryovers as of December 31, 2005 is provided below:

	Post-October Losses		Capital Loss Carryovers
		Foreign			Utilized
Portfolio	Capital	Currency	Amount	Expiration	in 2005
	(Amounts in Thousands)
Small Cap Growth Stock	$—	$—	$—	—	$—
T. Rowe Price Small Cap Value	—	—	—	—	—
Aggressive Growth Stock	—	—	—	—	108,185
International Growth	—	14	—	—	597
Franklin Templeton International Equity	—	43	51,292	2010 – 2011	15,441
AllianceBernstein Mid Cap Value	—	—	—	—	—
Index 400 Stock	—	—	—	—	—
Janus Capital Appreciation	107	—	—	—	507
Growth Stock	—	—	56,115	2010	8,957
Large Cap Core Stock	16	—	161,916	2009 – 2012	3,316
Capital Guardian Domestic Equity	—	—	—	—	—
T. Rowe Price Equity Income	—	—	—	—	—
Index 500 Stock	—	—	—	—	—
Asset Allocation	—	—	—	—	—
Balanced	—	—	—	—	—
High Yield Bond	234	—	66,497	2007 – 2013	—
Select Bond	1,449	—	5,616	2013	—
Money Market	—	—	13	2010 – 2013	—

Note 11 — Dividends from net investment income and net realized capital gains are declared each business day for the Money Market Portfolio and at least annually for the remaining portfolios of the Series Fund when applicable.

Note 12 — Northwestern Mutual voluntarily reimburses the Franklin Templeton International Equity and International Growth Portfolios for the benefit Northwestern Mutual receives from foreign dividend taxes charged against the Portfolios. The amounts reimbursed represent approximately 65% of the foreign dividend taxes withheld from the Portfolios. Reimbursements are recorded when foreign dividend taxes are accrued. Voluntary reimbursements for the period ended June 30, 2006 and the year ended December 31, 2005 are summarized below:

Portfolio	2006 Reimbursements	2005 Reimbursements
International Growth	$173,900	$171,628
Franklin Templeton International Equity	1,970,984	2,222,987

Notes to Financial Statements

Notes to Financial Statements

Note 13 — Distributions to Shareholders

When applicable, each of the Portfolios made distributions during the year of ordinary income and long-term capital gains. The tax character of distributions paid for the periods ended June 30, 2006 and December 31, 2005 were as follows:

	2006 Distributions Paid From:		2005 Distributions Paid From:
Portfolio	Ordinary Income	Long-term Capital Gain	Ordinary Income	Long-term Capital Gain
	(Amounts in Thousands)
Small Cap Growth Stock	$2,905	$64,047	$—	$4,453
T. Rowe Price Small Cap Value	1,593	9,368	3,933	2,549
Aggressive Growth Stock	1,541	28,368	602	—
International Growth	451	3,118	1,525	7,104
Franklin Templeton International Equity	22,771	—	18,202	—
AllianceBernstein Mid Cap Value	1	1,995	1,260	4,078
Index 400 Stock	7,914	29,514	6,166	18,491
Janus Capital Appreciation	2	—	157	3,553
Growth Stock	5,333	—	7,061	—
Large Cap Core Stock	5,437	—	6,143	—
Capital Guardian Domestic Equity	1,088	2,506	5,979	16,490
T. Rowe Price Equity Income	95	279	2,894	4,156
Index 500 Stock	31,371	69,507	33,460	31,663
Asset Allocation	4,818	6,398	3,232	3,390
Balanced	85,457	28,597	103,327	16,150
High Yield Bond	16,968	—	15,557	—
Select Bond	31,072	—	29,345	—
Money Market	7,728	—	10,092	—

As of December 31 2005, the tax basis amounts were as follows:

Portfolio	Undistributed Ordinary Income	Undistributed Long-term Gains	Accumulated Losses	Unrealized Appreciation (Depreciation)
	(Amounts in Thousands)
Small Cap Growth Stock	$2,905	$64,047	$—	$74,781
T. Rowe Price Small Cap Value	1,636	9,370	—	54,977
Aggressive Growth Stock	1,541	28,334	—	184,333
International Growth	451	3,121	(14)	37,879
Franklin Templeton International Equity	22,771	—	(51,335)	304,549
AllianceBernstein Mid Cap Value	1	1,995	—	12,327
Index 400 Stock	7,721	29,707	—	91,952
Janus Capital Appreciation	2	—	—	25,983
Growth Stock	5,333	—	(56,115)	121,724
Large Cap Core Stock	5,437	—	(161,932)	96,453
Capital Guardian Domestic Equity	1,088	2,506	—	31,500
T. Rowe Price Equity Income	95	279	—	11,728
Index 500 Stock	31,310	69,580	—	470,016
Asset Allocation	4,817	6,395	—	25,997
Balanced	85,386	28,634	—	653,723
High Yield Bond	16,968	—	(66,731)	(3,363)
Select Bond	31,068	—	(7,064)	(10,750)

Notes to Financial Statements

Proxy Voting and Portfolio Holdings

Proxy Voting Guidelines

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling toll free 1-888-455-2232. It is also available on the Securities and Exchange Commission’s website at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge, upon request, by calling toll free 1-888-455-2232. It is also available on the Securities and Exchange Commission’s website at http://www.sec.gov.

Quarterly Filing of Portfolio Holdings

The Fund files its complete schedule of portfolio holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q filings are available (i) on the Commission’s website at http://www.sec.gov and (ii) at the Commission’s Public Reference Room.

Proxy Voting and Portfolio Holdings

Director and Officer Information

Northwestern Mutual Series Fund, Inc.

The name, age and address of the directors, as well as their affiliations, positions held with the Fund, principal occupations during the past five years and the number of portfolios overseen in the Northwestern Mutual fund complex, are shown below as of June 30, 2006. Each director (whenever elected) shall hold office until the next annual meeting of shareholders and until his successor is elected and qualifies or until his earlier death, resignation or removal, provided no director shall serve a term or successive terms totaling more than twelve (12) years. The twelve-year service limitation commences for all directors on the later of May 1, 2003, or the date of their election or appointment to the Board. The statement of additional information contains additional information about Fund directors and is available without charge, upon request, by calling 1-888-627-6678.

Independent Directors
Name Age and Address	Position	Length of Time Served	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships Held
William A. McIntosh (67) 720 East Wisconsin Avenue Milwaukee, WI 53202	Director	Since 1997	18	MGIC Investment Corporation

Principal Occupation During Past 5 Years: Adjunct Faculty Member, Howard University (1998-2004)
Michael G. Smith (62) 720 East Wisconsin Avenue Milwaukee, WI 53202	Director	Since 2003	18	Trustee of Ivy Funds

Principal Occupation During Past 5 Years: Private investor; retired since 1999.

Other Directors
Name Age and Address	Position	Length of Time Served	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships Held
Edward J. Zore (60) 720 East Wisconsin Avenue Milwaukee, WI 53202	Chairman and Director	Since 2000	18	Manpower, Inc.; Trustee of Northwestern Mutual

Principal Occupation During Past 5 Years: President and Chief Executive Officer of Northwestern Mutual since 2001; President, 2000-2001.

Executive Officers
Name Age and Address	Position	Length of Time Served
Mark G. Doll (56) 720 East Wisconsin Avenue Milwaukee, WI 53202	President	Since 2003

Principal Occupation During Past 5 Years: Senior Vice President of Northwestern Mutual; President and Director of Mason Street Advisors, LLC
since 2002; Vice Present and Assistant Treasurer-Publics Markets of Northwestern Investment Management Company, LLC from 1998 to 2001
Walter M. Givler (48) 720 East Wisconsin Avenue Milwaukee, WI 53202	Vice President; Chief Financial Officer & Treasurer	Since 2003

Principal Occupation During Past 5 Years: Vice President of Investment Accounting for Northwestern Mutual since 2002; Associate Controller from 2001 to 2002; prior thereto, Director of New Business, Large Case Division
Kate M. Fleming (44) 720 East Wisconsin Ave Milwaukee, WI 53203	Vice President-Operations	Since 2004

Principal Occupation During Past 5 Years: Vice President-Operations of Mason Street Advisors, LLC since 2004. Prior thereto, Assistant General Counsel of Northwestern Mutual

Director and Officer Information

Director and Officer Information

Northwestern Mutual Series Fund, Inc.

Name Age and Address	Position	Length of Time Served
Barbara E. Courtney (48) 720 East Wisconsin Avenue Milwaukee, WI 53202	Controller	Since 1996

Principal Occupation During Past 5 Years: Director of Mutual Fund Accounting of Northwestern Mutual since 2002; prior thereto Associate Director
Michael W. Zielinski (31) 720 East Wisconsin Avenue Milwaukee, WI 53202	Chief Compliance Officer	Since 2006

Principal Occupation During Past 5 Years: Chief Compliance Officer of Mason Street Advisors, LLC since 2006; Counsel, Northwestern Mutual since 2004; Associate Counsel, Quasar Distributors, LLC (broker-dealer) from 2003 to 2004; Legal Compliance Officer, U.S. Bancorp Fund
Services, LLC (mutual fund service provider) from 2001 to 2003.
Randy M. Pavlick (47) 720 East Wisconsin Avenue Milwaukee, WI 53202	Secretary	Since 2006

Principal Occupation During Past 5 Years: Assistant General Counsel of Northwestern Mutual and Assistant Secretary of Mason Street Advisors,
LLC, each since 2004; prior thereto, Vice President and General Counsel of UMB Financial Services, Inc. (formerly Sunstone Financial Group,
Inc.) (mutual fund service provider) from 1993 to 2004.

Director and Officer Information

Continuance of Investment Advisory and Sub-Advisory Agreements

At its February and May 2006 meetings, the Board of Directors, including the Independent Directors, of the Northwestern Mutual Series Fund, Inc. (the “Fund”) unanimously approved the continuance of the Investment Advisory Agreement between the Fund and Mason Street Advisors, LLC (the “Advisory Agreement”), and the Investment Sub-Advisory Agreements between Mason Street Advisors, LLC (“MSA”) and the sub-advisors of certain of the Fund’s portfolios (the “Sub-Advisory Agreements”). (Each portfolio comprising the Fund is referred to as a “Portfolio” and collectively as the “Portfolios.”) In determining whether to approve the continuance of the Advisory Agreement and the Sub-Advisory Agreements on behalf of the Fund, the directors requested and received detailed information from MSA and the sub-advisors to assist them in their evaluation. While particular focus is given to an evaluation of the services, performance, fees, costs, and certain other relevant information under the Advisory Agreement and the Sub-Advisory Agreements at the meeting at which their continuation is formally considered, the evaluation process with respect to MSA and the sub-advisors and the nature, extent and quality of the services they provide the Portfolios, and the related performance, costs and expenses, is an ongoing one. As a result, the directors’ consideration of the nature, extent and quality of services, and the performance, costs and expenses, included deliberations at other meetings in addition to the annual renewal meeting.

Continuation of the Investment Advisory Agreement Between the Fund and MSA

The material factors and conclusions that formed the basis for the Board’s determination at its February 2006 meeting to approve the continuance of the Advisory Agreement with respect to each Portfolio include those discussed below. In addition to the information provided to them throughout the year, the directors considered their experience with and knowledge of the nature and quality of services provided by MSA to the Portfolios and their interactions with representatives of MSA and its affiliates. The directors evaluated the information they deemed relevant on a Portfolio by Portfolio basis. No one particular factor was identified as controlling, but rather it was a combination of all the factors and conclusions that formed the basis for the determinations made by the directors.

Nature, Extent and Quality of Services. In considering the nature, extent and quality of MSA’s services, factors considered by the directors included MSA’s investment personnel, the experience of the portfolio managers of the Portfolios, and changes in professional and compliance personnel. The directors also considered the scope of the services provided by MSA, MSA’s experience and the performance of the Portfolios and MSA. The directors recognized that in addition to the investment advisory services provided by MSA, MSA and its affiliates provide certain other services necessary for the operation of the Portfolios and the servicing of the beneficial owners of shares of the Fund. Based on their review of these factors and their experience with MSA’s services for the Portfolios, the directors concluded that they were satisfied with the nature, extent and quality of services provided by MSA with respect to each Portfolio, and the resources committed by MSA in providing those services.

Investment Performance. The directors considered the investment performance of each of the Portfolios over a variety of periods. In addition to absolute performance for each Portfolio for both short and long-term periods, the directors considered (i) a comparison of each Portfolio’s one-, three- and five-year performance to the returns of appropriate peer groups created by an independent research firm, certain benchmarks and indices, and to the performance averages of each Portfolio’s respective Morningstar and Lipper categories for the same periods, (ii) the Morningstar overall star rating for each Portfolio, and (iii) the Morningstar and the Lipper rankings for the one-, three- and five-year periods. The directors evaluated each Portfolio’s performance against these peer groups and industry benchmarks and indices, and considered independent rankings and ratings, to provide an objective comparative benchmark against which they could assess the performance of the Portfolios. In addition to performance information presented at the meeting, the directors considered the detailed performance information, market commentary and portfolio analysis they received periodically throughout the year.

Based on its review of the various measures and periods of investment performance for these Portfolios, the Board concluded that it was satisfied with the relative investment performance of these Portfolios over time. Regarding the relative performance of certain of the Portfolios, including the Aggressive Growth Portfolio and the AllianceBernstein Mid Cap Value Portfolio, the Board considered MSA’s explanations for the performance and the steps being taken to improve the performance, and concluded that the performance of these Portfolios was being properly monitored.

Management Fees and Other Expenses. In evaluating the management fees paid by the Portfolios, the directors considered the actual and contractual fees paid by each Portfolio under the Advisory Agreement and the expense waiver agreements that were in place for certain of the Portfolios. The directors also considered a comparison of the actual and contractual management fees of the Portfolios and those of an independently selected peer group of mutual funds for each of the Portfolios. The directors also considered the total operating expenses of each of the Portfolios and a comparison of those expenses with each Portfolio’s respective peer group. The directors did not consider the management fees charged to other MSA clients as relevant because substantially all of those accounts were managed for affiliates of MSA and, as such, they were priced based on different factors and considerations, and in some instances they had investment objectives and policies different than the Portfolios. The directors considered the comparative data as a guide to help assess the reasonableness of each Portfolio’s advisory fee, though they acknowledged that it was difficult to make precise comparisons with other funds since the exact nature of services provided by peers is often not apparent.

The directors noted that all of the Portfolios were in the top quintile (meaning lowest expenses) of their respective peer groups with respect to total net operating expenses except for two Portfolios which were in the second quintile for total expenses. In considering the level of management fees, the directors also considered the size of the Portfolios, the increase in management, compliance and

Continuance of Investment Advisory and Sub-Advisory Agreements

Continuance of Investment Advisory and Sub-Advisory Agreements

related costs, expenses assumed by MSA, and the existing expense cap arrangements agreed to by MSA. Based on their review of the management and other expenses, the comparative data, the performance of each Portfolio, and other factors deemed relevant by the directors, the directors concluded that the management fees and total operating expenses of each of the Portfolios were reasonable in relation to the nature, scope and quality of services provided and the performance of the Portfolios.

Costs and Profitability. The directors also considered the financial condition of MSA and information concerning the costs and profitability of MSA with respect to its relationship with the Portfolios. MSA provided a profitability analysis for each Portfolio which included the expense allocation methodology used, net income by Portfolio individually and the Portfolios in the aggregate, net income of MSA for all of its clients in the aggregate, and net profit margins for each Portfolio individually and in the aggregate. In connection with its review of the profitability of MSA’s services to the Portfolios, the directors also considered services provided by affiliates of MSA. The directors also received information on soft dollar arrangements.

The directors recognized that there are limitations inherent in allocating costs and calculating profitability for an organization such as MSA, and that it is difficult to make comparisons of profitability among investment advisors and clients because comparative information is not generally publicly available and, when available, its utility is subject to various assumptions and other factors. Based on their review of the profitability analysis for each Portfolio, the directors concluded that they were satisfied that MSA’s level of profitability from its relationship with each Portfolio was not excessive.

The directors were presented with other information including information regarding brokerage commissions, portfolio turnover, and compliance procedures, structure and history. Based on a consideration of all these factors in their totality, the Board, including the Independent Directors, approved the continuation of the Advisory Agreement with MSA.

Continuation of the Sub-Advisory Agreements Between MSA and Certain Sub-Advisors

At its February 2006 meeting, the Board, including the Independent Directors, unanimously approved the Sub-Advisory Agreements between MSA and T. Rowe Price Associates, Inc. (“T. Rowe Price”) relating to the T. Rowe Price Small Cap Value and T. Rowe Price Equity Income Portfolios, and between MSA and AllianceBernstein, L.P. (“AllianceBernstein”) relating to the AllianceBernstein Mid Cap Value Portfolio. At its May 2006 meeting, the Board, including the Independent Directors, unanimously approved the Sub-Advisory Agreements between MSA and Templeton Investment Counsel, Inc. (“Templeton”) relating to the Franklin Templeton International Equity Portfolio, and between MSA and Capital Guardian Trust Company (“CGTC”) relating to the Capital Guardian Domestic Equity Portfolio. (T. Rowe Price, AllianceBernstein, Templeton and CGTC are collectively referred to herein as the “Sub-Advisors” and their respective sub-advised Portfolios are collectively referred to herein as the “Sub-Advised Portfolios.”) In order to afford the Board the opportunity to focus on a smaller number of relationships at any one meeting, the Board considers the annual continuation of the sub-advisory agreements on a staggered basis. Consequently, the continuation of the sub-advisory agreement relating to the Janus Capital Appreciation Portfolio will be considered at a future meeting.

The material factors and conclusions that formed the basis for the Board’s approval of the continuance of each of the Sub-Advisory Agreements with respect to each Sub-Advised Portfolio include those discussed below. In addition to the information provided to them at the meetings by MSA and the Sub-Advisors, and the in-person presentations of representatives of certain of the Sub-Advisors, the directors considered their experience with and knowledge of the nature and quality of the services provided by the Sub-Advisors and their interactions with representatives of MSA, its affiliates and the Sub-Advisors. The directors evaluated the information they deemed relevant on a Portfolio by Portfolio basis. No one particular factor was identified as controlling, but rather it was a combination of all the factors and conclusions that formed the basis for the determinations made by the directors.

The directors considered the services provided by the Sub-Advisors and their experience in providing investment management services. Consideration was given to the Sub-Advisors’ reputations as leaders in providing investment management services. The directors noted that there were no significant changes in the services provided by the Sub-Advisors or the personnel providing those services. Based on their review and discussions, the directors concluded that they were satisfied with the nature, extent and quality of the services provided by the Sub-Advisors on behalf of the Sub-Advised Portfolios.

The directors also considered the performance of each of the Sub-Advisors over various time periods both on an absolute basis and compared to an independently compiled peer group of funds and appropriate market benchmarks and indices (as discussed above). The directors also considered the performance of accounts managed in a similar manner by certain of the Sub-Advisors. For the reasons and based on the discussions summarized above, the directors concluded that they were satisfied with the overall performance of the Sub-Advised Portfolios.

Continuance of Investment Advisory and Sub-Advisory Agreements

Continuance of Investment Advisory and Sub-Advisory Agreements

The directors considered the total expenses of each Portfolio as discussed above. The directors also considered the sub-advisory fees which fees are paid by MSA out of its management fee, including a comparison of those fees with fees charged by certain of the Sub-Advisors for similarly managed sub-advised accounts. Based on its review, the directors concluded that the management fees and total expenses of each of the Sub-Advised Portfolios were reasonable in relation to the nature, scope and quality of services provided and the performance of the Sub-Advised Portfolios over time.

The directors also considered the profitability information related to certain of the Sub-Advised Portfolios. For the others, the Board received financial statements of the Sub-Advisor and/or their affiliates. The directors considered the profitability of MSA as part of its review in light of the fact that the sub-advisory fees are paid out of MSA’s management fee. The directors noted that the sub-advisory fees were the result of arm’s-length negotiations between MSA and the Sub-Advisors. The directors also recognized that there are limitations inherent in allocating costs and calculating profitability for organizations such as the Sub-Advisors, and that it is difficult to make comparisons of profitability among investment advisors and clients because comparative information is not generally publicly available and, when available, its utility is subject to various assumptions and other factors. Based on their review, the directors concluded that they were satisfied that MSA’s level of profitability from each of the Sub-Advised Portfolios was not excessive.

The directors also considered other information relating to the Sub-Advisors including regulatory and litigation matters, brokerage, soft dollar benefits and compliance matters. Based on a consideration of all factors they deemed relevant in their totality, the Board, including the Independent Directors, approved the continuation of each of the Sub-Advisory Agreements between MSA and the Sub-Advisors.

Continuance of Investment Advisory and Sub-Advisory Agreements

Fidelity® Variable Insurance Products:

Mid Cap Portfolio

Semiannual Report

June 30, 2006

Contents

Shareholder Expense Example	3	An example of shareholder expenses.

Investment Changes	4	A summary of major shifts in the fund’s investments over the past six months.

Investments	5	A complete list of the fund’s investments with their market values.

Financial Statements	17	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.

Notes	21	Notes to the financial statements.

Board Approval of Investment Advisory Contracts and Management Fees	25

To view a fund’s proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission’s (SEC) web site at www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Fidelity Variable Insurance Products are separate account options which are purchased through a variable insurance contract.

Standard & Poor’s, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund’s portfolio holdings, view the most recent quarterly holdings report, semiannual report, or annual report on Fidelity’s web site at http://www.advisor.fidelity.com.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

VIP Mid Cap Portfolio	2

VIP Mid Cap Portfolio

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2006 to June 30, 2006).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value January 1, 2006	Ending Account Value June 30, 2006	Expenses Paid During Period* January 1, 2006 to June 30, 2006
Initial Class
Actual	$1,000.00	$1,067.70	$3.49
HypotheticalA	$1,000.00	$1,021.42	$3.41
Service Class
Actual	$1,000.00	$1,067.30	$4.00
HypotheticalA	$1,000.00	$1,020.93	$3.91
Service Class 2
Actual	$1,000.00	$1,066.30	$4.76
HypotheticalA	$1,000.00	$1,020.18	$4.66
Investor Class
Actual	$1,000.00	$1,067.20	$4.10
HypotheticalA	$1,000.00	$1,020.83	$4.01

A	5% return per year before expenses

*	Expenses are equal to each Class’ annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Annualized Expense Ratio
Initial Class	.68%
Service Class	.78%
Service Class 2.93%
Investor Class	.80%

3	Semiannual Report

VIP Mid Cap Portfolio

Investment Changes

Top Ten Stocks as of June 30, 2006

	% of fund’s net assets	% of fund’s net assets 6 months ago
Newmont Mining Corp.	3.0	1.6
Noble Corp.	2.6	1.0
Rockwell Automation, Inc.	1.6	1.4
Hess Corp.	1.6	0.1
Thermo Electron Corp.	1.5	1.3
Harsco Corp.	1.5	1.1
AGCO Corp.	1.5	1.0
Assurant, Inc.	1.3	1.4
Kinross Gold Corp.	1.3	1.0
American International Group, Inc.	1.1	0.3

	17.0

Top Five Market Sectors as of June 30, 2006

	% of fund’s net assets	% of fund’s net assets 6 months ago
Energy	17.2	16.5
Materials	12.9	8.9
Industrials	12.7	13.9
Financials	11.5	9.1
Information Technology	10.7	10.7

Asset Allocation (% of fund’s net assets)

As of June 30, 2006*

■ Stocks	88.8%
☐ Short-Term Investments and Net Other Assets	11.2%
* Foreign investments	26.5%

As of December 31, 2005*

■ Stocks	94.1%
☐ Short-Term Investments and Net Other Assets	5.9%
* Foreign investments	27.2%

VIP Mid Cap Portfolio	4

VIP Mid Cap Portfolio

Investments June 30, 2006 (Unaudited)

Showing Percentage of Net Assets

Common Stocks – 88.8%

	Shares	Value (Note 1)
CONSUMER DISCRETIONARY – 7.8%
Auto Components – 0.4%
BorgWarner, Inc.	100	$6,510
Continental AG	100	10,223
ElringKlinger AG	200	9,811
Gentex Corp.	100	1,400
IMPCO Technologies, Inc. (a)(e)	1,806,793	19,278,481
Jinheng Automotive Safely Technology Holdings Ltd.	2,000	232
New Focus Auto Tech Holdings Ltd.	7,084,000	2,234,772
Quantum Fuel Systems Technologies Worldwide, Inc. (a)	46	156
Rico Auto Industries Ltd.	100	155
Showa Corp.	250,700	4,186,915

		25,728,655

Automobiles – 0.3%
Bajaj Auto Ltd.	86	5,152
Denway Motors Ltd.	4,000	1,339
Geely Automobile Holdings Ltd. (d)	59,050,200	7,375,335
Harley-Davidson, Inc.	65,100	3,573,339
Hero Honda Motors Ltd.	94	1,626
Hyundai Motor Co.	54,090	4,595,398
Hyundai Motor Co. GDR (f)	100	4,250
Mahindra & Mahindra Ltd.	99,958	1,354,705
Maruti Udyog Ltd.	295,556	5,132,290
National R.V. Holdings, Inc. (a)	88,600	479,326
Renault SA	100	10,745
Thor Industries, Inc.	200	9,690

		22,543,195

Distributors – 0.0%
China Resources Enterprise Ltd.	362,000	738,799
Li & Fung Ltd.	2,200	4,447

		743,246

Diversified Consumer Services – 0.0%
Benesse Corp.	100	3,452
Bright Horizons Family Solutions, Inc. (a)	57	2,148
Concorde Career Colleges, Inc. (a)	100	1,914
Princeton Review, Inc. (a)	29	154
Raffles Education Corp. Ltd.	367,000	561,102
Service Corp. International (SCI)	100	814

		569,584

Hotels, Restaurants & Leisure – 0.8%
Chipotle Mexican Grill, Inc. Class A	100	6,095
FU Jl Food & Catering Services Holdings Ltd.	1,000	1,648
Indian Hotels Co. Ltd.	100	2,494
Krispy Kreme Doughnuts, Inc. (a)	100	814
Kuoni Reisen Holding AG Class B (Reg.)	100	56,115
Kyoritsu Maintenance Co. Ltd.	100	3,749
Minor International PCL (For. Reg.)	1,049,610	260,200
OSI Restaurant Partners, Inc.	100	3,460
P.F. Chang’s China Bistro, Inc. (a)	100	3,802
Red Robin Gourmet Burgers, Inc. (a)	100	4,256
Ruby Tuesday, Inc.	100	2,441
Ruth’s Chris Steak House, Inc.	100	2,042
Shangri-La Asia Ltd.	100	193
Sonic Corp. (a)	1,273,188	26,469,568
St. Marc Holdings Co. Ltd.	353,700	24,419,751
TAJ GVK Hotels & Resorts Ltd.	689,423	2,921,182
Texas Roadhouse, Inc. Class A (a)	100	1,352

		54,159,162

Household Durables – 0.9%
Alba PLC	26	100
Chitaly Holdings Ltd.	528,000	97,221
Cyrela Brazil Realty SA	49,900	829,401
Daito Trust Construction Co.	93,500	5,180,599
George Wimpey PLC	100	841
Goldcrest Co. Ltd. (d)	133,280	6,534,418
Joint Corp.	200	6,520
Leggett & Platt, Inc.	539,800	13,484,204
LG Electronics, Inc.	72,630	4,402,050
Makita Corp. sponsored ADR	100	3,120
Nihon Eslead Corp.	262,700	7,415,521
Rational AG	100	16,353
Samson Holding Ltd.	100	48
Sekisui House Ltd.	661,000	9,075,211
Skyworth Digital Holdings Ltd.	2,052	201
Snap-On, Inc.	100	4,042
Steinhoff International Holdings Ltd.	100	298
Techtronic Industries Co. Ltd.	500	676
The Stanley Works	225,900	10,666,998
Woongjin Coway Co. Ltd.	82,850	1,816,465

		59,534,287

Internet & Catalog Retail – 0.2%
Alloy, Inc. (a)	12,400	130,076
ASKUL Corp.	207,600	4,617,365
dELiA*s, Inc. (a)	24,800	200,384
VistaPrint Ltd.	266,100	7,115,514

		12,063,339

Leisure Equipment & Products – 0.4%
Giant Manufacturing Co. Ltd.	728,000	1,178,165
Jumbo SA	862,219	10,786,856
Li Ning Co. Ltd.	2,000	1,957
Mega Bloks, Inc. (a)	100	2,044
Nidec Copal Corp.	100	1,341
Oakley, Inc.	330,500	5,568,925
SHIMANO, Inc.	100	3,059
Trigano SA	210,800	11,190,697

		28,733,044

Media – 1.0%
Astral Media, Inc. Class A (non-vtg.)	365,800	11,429,816
Austar United Communications Ltd. (a)	100	91
Balaji Telefilms Ltd. (a)	100	233
Chum Ltd. Class B (non-vtg.)	200	5,328

See accompanying notes which are an integral part of the financial statements.

5	Semiannual Report

VIP Mid Cap Portfolio

Investments (Unaudited) – continued

Common Stocks – continued

	Shares	Value (Note 1)
CONSUMER DISCRETIONARY – continued
Media – continued
Clear Media Ltd. (a)	243,000	$281,603
E.W. Scripps Co. Class A	100	4,314
Grupo Televisa SA de CV (CPO) sponsored ADR	100	1,931
Harris Interactive, Inc. (a)	2,431,067	13,857,082
Interpublic Group of Companies, Inc. (a)	902,900	7,539,215
Modern Times Group AB (MTG):
(B Shares) (a)	100	5,260
(Redemption Shares) (a)	100	424
News Corp. Class A	204	3,913
Omnicom Group, Inc.	384,600	34,264,014
Reuters Group PLC sponsored ADR	100	4,251
Salem Communications Corp. Class A (a)	187,132	2,434,587
Trader Classified Media NV:
(A Shares)	100	1,389
Class A (NY Shares)	76,800	1,066,998
Usen Corp.	100	1,343
Zee Telefilms Ltd.	88	461

		70,902,253

Multiline Retail – 0.8%
Don Quijote Co. Ltd.	300	6,790
JCPenney Co., Inc.	100	6,751
Lifestyle International Holdings Ltd.	2,328,500	4,257,486
Lojas Renner SA	148,700	7,895,332
Nordstrom, Inc.	927,900	33,868,350
Pantaloon Retail India Ltd.	50,104	1,690,519
Parkson Retail Group Ltd.	500	1,423
PT Mitra Adiperkasa Tbk	1,553,000	139,154
Ryohin Keikaku Co. Ltd.	92,300	7,566,301
Shopper’s Stop Ltd. (a)	100	1,079

		55,433,185

Specialty Retail – 2.2%
Abercrombie & Fitch Co. Class A	90,700	5,027,501
Asahi Co. Ltd.	100	3,146
Asbury Automotive Group, Inc. (a)	408,600	8,556,084
Best Buy Co., Inc.	51,500	2,824,260
Blacks Leisure Group PLC	100	1,002
Build-A-Bear Workshop, Inc. (a)(d)	462,200	9,941,922
CarMax, Inc. (a)	100	3,546
Charming Shoppes, Inc. (a)	338,500	3,804,740
Chico’s FAS, Inc. (a)	100	2,698
China Paradise Electronics Retail Ltd.	567,900	148,076
Chow Sang Sang Holdings International Ltd.	2,000	753
Circuit City Stores, Inc.	443,700	12,077,514
DSG International PLC	5,601,500	19,788,086
DSG International PLC sponsored ADR	100	1,060
DSW, Inc. Class A (d)	69,500	2,531,190
Ellerine Holdings Ltd.	207,900	1,899,226
Esprit Holdings Ltd.	500	4,082
Fantastic Holdings Ltd.	110	221
Gamestop Corp.:
Class A (a)	17,200	722,400
Class B (a)	604,800	20,714,400
GOME Electrical Appliances Holdings Ltd.	100	84
Guess?, Inc. (a)	100	4,175
Hennes & Mauritz AB (H&M) (B Shares)	100	3,877
Inditex SA	354,500	14,955,652
JB Hi-Fi Ltd.	100	378
KOMERI Co. Ltd.	457,400	14,470,509
Lewis Group Ltd.	442,100	2,848,678
Nitori Co. Ltd.	201,700	9,818,388
Pendragon PLC	100	1,105
RONA, Inc. (a)	100	1,796
Ross Stores, Inc.	82	2,300
Tiffany & Co., Inc.	243,700	8,046,974
United Auto Group, Inc.	195,800	4,180,330
Williams-Sonoma, Inc.	100	3,405
Yamada Denki Co. Ltd.	60,800	6,200,883
Zumiez, Inc. (a)	100	3,757

		148,594,198

Textiles, Apparel & Luxury Goods – 0.8%
Asics Corp.	3,370,700	34,347,706
Billabong International Ltd.	100	1,141
Columbia Sportswear Co. (a)	90	4,073
Compagnie Financiere Richemont unit	100	4,581
Deckers Outdoor Corp. (a)	94,072	3,627,416
Folli Follie SA	80	1,871
Gildan Activewear, Inc. Class A (a)	200	9,458
Luxottica Group Spa sponsored ADR	100	2,713
NIKE, Inc. Class B	100	8,100
Polo Ralph Lauren Corp. Class A	100	5,490
Ports Design Ltd.	2,687,500	4,325,608
Quiksilver, Inc. (a)	68	828
Ted Baker PLC	1,176,408	10,911,764
The Swatch Group AG (Bearer)	100	16,892
Under Armour, Inc. Class A (sub. vtg.)	100	4,262
Welspun India Ltd. (a)	27,489	47,003
Yue Yuen Industrial Holdings Ltd.	1,147,800	3,155,388

		56,474,294

TOTAL CONSUMER DISCRETIONARY		535,478,442

CONSUMER STAPLES – 3.7%
Beverages – 0.1%
Boston Beer Co., Inc. Class A (a)	100	2,929
Brick Brewing Co. Ltd. (a)	100	202
C&C Group PLC	43,900	381,305
Companhia de Bebidas das Americas (AmBev):
(PN) sponsored ADR	100	4,125
sponsored ADR	20	732
Fomento Economico Mexicano SA de CV sponsored ADR	26,500	2,218,580

See accompanying notes which are an integral part of the financial statements.

VIP Mid Cap Portfolio	6

Common Stocks – continued

	Shares	Value (Note 1)
CONSUMER STAPLES – continued
Beverages – continued
Grupo Modelo SA de CV Series C	142,600	$540,509
Hansen Natural Corp. (a)	100	19,037
Jones Soda Co. (a)(d)	45,559	410,031
MGP Ingredients, Inc.	200	4,644
Pernod Ricard SA	100	19,828
Tsingtao Brewery Co. Ltd. (H Shares)	3,000	3,361
Yantai Changyu Pioneer Wine Co. (B Shares)	130	377

		3,605,660

Food & Staples Retailing – 0.4%
Alimentation Couche-Tard, Inc. Class B (sub. vtg.)	100	2,149
Daikokutenbussan Co. Ltd.	79,000	1,960,760
Heng Tai Consumables Group Ltd.	22,257,200	2,665,276
Lianhua Supermarket Holdings Co. (H Shares)	356,000	380,467
Metro AG	297,000	16,838,161
Plant Co. Ltd.	127,000	687,026
Pyaterochka Holding NV GDR (a)	100	1,665
Sugi Pharmacy Co. Ltd.	100	1,984
Valor Co. Ltd.	359,800	6,556,111
Wal-Mart de Mexico SA de CV sponsored ADR	202	5,595
Whole Foods Market, Inc.	100	6,464

		29,105,658

Food Products – 1.5%
Alico, Inc.	100	5,511
Archer-Daniels-Midland Co.	267,600	11,046,528
Barry Callebaut AG	85	35,877
Britannia Industries Ltd.	35,703	932,768
Campbell Soup Co.	100	3,711
Chaoda Modern Agriculture (Holdings) Ltd.	1,000	625
China Mengniu Dairy Co. Ltd.	100	126
China Yurun Food Group Ltd.	1,000	760
COFCO International Ltd.	2,000	1,140
Corn Products International, Inc.	100	3,060
Green Mountain Coffee Roasters, Inc. (a)	713	28,641
Groupe Danone	466,900	59,337,630
Groupe Danone sponsored ADR	81,700	2,178,939
Heritage Foods (INDIA) Ltd.	100	324
Hormel Foods Corp.	100	3,714
IAWS Group PLC (Ireland)	25,450	449,268
Lindt & Spruengli AG	682	14,264,818
McCormick & Co., Inc. (non-vtg.)	188,300	6,317,465
Peet’s Coffee & Tea, Inc. (a)	100	3,019
PT Indofood Sukses Makmur Tbk	23,965,500	2,276,753
Rocky Mountain Chocolate Factory, Inc.	100	1,299
Seaboard Corp.	4,609	5,899,520
Tingyi (Cayman Island) Holding Corp.	1,238,000	757,187
Want Want Holdings Ltd.	1,000	1,350
Wimm-Bill-Dann Foods OJSC sponsored ADR (a)	45,300	1,773,495
Wm. Wrigley Jr. Co	100	4,536

		105,328,064

Household Products – 0.0%
Hindustan Lever Ltd.	100	499
Kao Corp.	1,000	26,174

		26,673

Personal Products – 1.7%
Amorepacific Corp. (a)	62	26,762
Avon Products, Inc.	272,179	8,437,549
Concern Kalina OJSC:
GDR (f)	25,543	1,031,816
sponsored ADR	25,700	1,038,158
Godrej Consumer Products Ltd. (a)	127,604	1,797,943
Hengan International Group Co. Ltd.	33,796,200	55,048,695
Kose Corp.	110	3,461
Marico Ltd.	100	960
Natura Cosmeticos SA	500	5,113
NBTY, Inc. (a)	1,697,000	40,575,270
Pacific Corp.	37	6,084
Shiseido Co. Ltd. sponsored ADR	321,700	6,240,980

		114,212,791

Tobacco – 0.0%
ITC Ltd.	100	398

TOTAL CONSUMER STAPLES		252,279,244

ENERGY – 17.2%
Energy Equipment & Services – 12.3%
BJ Services Co.	338,520	12,613,255
Cameron International Corp. (a)	399,200	19,069,784
Compagnie Generale de Geophysique SA (a)	12,300	2,122,538
Core Laboratories NV (a)	1,105,400	67,473,616
ENSCO International, Inc.	356,700	16,415,334
FMC Technologies, Inc. (a)	865,400	58,379,884
Global Industries Ltd. (a)	2,775,789	46,355,676
GlobalSantaFe Corp.	1,189,950	68,719,613
Grant Prideco, Inc. (a)	1,363,300	61,007,675
Gulf Island Fabrication, Inc.	39,061	782,782
Hydril Co. (a)	100	7,852
Metretek Technologies, Inc. (a)	100	1,718
Noble Corp.	2,398,000	178,459,160
NS Group, Inc. (a)	100	5,508
Oceaneering International, Inc. (a)	200	9,170
Parker Drilling Co. (a)	4,978,330	35,744,409
Pason Systems, Inc.	3,025,200	44,308,895
Pride International, Inc. (a)	716,700	22,382,541
Smith International, Inc.	598,580	26,618,853
Superior Energy Services, Inc. (a)	1,559,900	52,880,610
TODCO Class A	208,900	8,533,565

See accompanying notes which are an integral part of the financial statements.

7	Semiannual Report

VIP Mid Cap Portfolio

Investments (Unaudited) – continued

Common Stocks – continued

	Shares	Value (Note 1)
ENERGY – continued
Energy Equipment & Services – continued
Transocean, Inc. (a)	573,200	$46,039,424
Unit Corp. (a)	100	5,689
Veritas DGC, Inc. (a)	545,200	28,121,416
Weatherford International Ltd. (a)	983,400	48,796,308

		844,855,275

Oil, Gas & Consumable Fuels – 4.9%
Arch Coal, Inc.	1,199,800	50,835,526
Cameco Corp.	123,400	4,915,881
Canadian Natural Resources Ltd.	378,200	20,910,601
China Petroleum & Chemical Corp. sponsored ADR	100	5,724
Clayton Williams Energy, Inc. (a)	108,551	3,749,352
CONSOL Energy, Inc.	1,287,400	60,147,328
Energy Partners Ltd. (a)	422,300	8,002,585
Forest Oil Corp. (a)	475,000	15,751,000
Golar LNG Ltd. (NASDAQ) (a)	21,393	285,169
Hess Corp.	2,061,700	108,960,845
Hugoton Royalty Trust	11,943	354,707
International Coal Group, Inc. (a)	1,060,200	7,622,838
JKX Oil & Gas	91	656
Niko Resources Ltd.	100	5,647
OPTI Canada, Inc. (a)	200	4,094
Peabody Energy Corp.	200	11,150
PetroChina Co. Ltd. sponsored ADR	100	10,797
Petroleo Brasileiro SA Petrobras:
(PN) sponsored ADR (non-vtg.)	100	7,984
sponsored ADR	100	8,931
Ship Finance International Ltd. (NY Shares)	698,200	12,085,842
Southwestern Energy Co. (a)	127,600	3,976,016
Surgutneftegaz JSC sponsored ADR	100	7,400
Tesoro Corp.	400,800	29,803,488
TransMontaigne, Inc. (a)	500	5,605
Valero Energy Corp.	154,222	10,258,847

		337,728,013

TOTAL ENERGY		1,182,583,288

FINANCIALS – 11.5%
Capital Markets – 1.6%
A.G. Edwards, Inc.	156,700	8,668,644
AllianceBernstein Holding LP	883,900	54,041,646
Ameriprise Financial, Inc.	551,920	24,654,266
Azimut Holdings Spa	825,400	8,633,699
Deutsche Bank AG (NY Shares)	100	11,250
Eaton Vance Corp. (non-vtg.)	100	2,496
EFG International	100	2,781
Espirito Santo Financial Holding SA ADR	100	2,763
Indiabulls Financial Services Ltd.	300	1,738
JAFCO Co. Ltd.	66,100	3,962,823
Korea Investment Holdings Co. Ltd.	284,780	9,305,555
Matsui Securities Co. Ltd.	100	946
New Star Asset Management Ltd.	100	724
Nuveen Investments, Inc. Class A	100	4,305
optionsXpress Holdings, Inc.	100	2,331
T. Rowe Price Group, Inc.	400	15,124
TD Ameritrade Holding Corp.	100	1,481

		109,312,572

Commercial Banks – 2.0%
Allahabad Bank	1,084,333	1,509,038
Banco Itau Holding Financeira SA:
(PN) (non-vtg.)	5,300	153,795
sponsored ADR (non-vtg.)	138,900	4,050,324
Banco Pastor SA	1,914,400	25,101,230
Bank of Ayudhya PCL (For. Reg.)	304,800	138,327
Bank of Baroda	1,484,771	6,840,691
Bank of Fukuoka Ltd.	2,356,600	17,917,780
Bank of India	1,912,449	4,262,160
Boston Private Financial Holdings, Inc.	618,495	17,256,011
Canara Bank	389,312	1,726,872
Capitalia Spa	79	648
Cathay General Bancorp	20	728
Colonial Bancgroup, Inc.	234,100	6,011,688
Commerce Bancorp, Inc., New Jersey	100	3,567
Corp. Bank	327,479	1,584,576
DnB NOR ASA	100	1,241
F. van Lanschot Bankiers NV (Certificaten Van Aandelen) unit	100	9,293
Fulton Financial Corp.	13	207
HDFC Bank Ltd. sponsored ADR	50,100	2,732,955
Hiroshima Bank Ltd.	1,563,900	9,526,225
Hokuhoku Financial Group, Inc.	100	418
ICICI Bank Ltd. sponsored ADR	49,000	1,158,850
Industrial & Commercial Bank of China (Asia) Ltd.	938,000	1,382,920
Juroku Bank Ltd.	1,155,400	6,765,287
Lakeland Financial Corp.	200	4,858
Oriental Bank of Commerce	52,856	205,145
OTP Bank Rt.	100	2,832
PrivateBancorp, Inc.	66,700	2,762,047
PT Bank Central Asia Tbk	500	221
Punjab National Bank	79,319	592,835
Sberbank RF GDR (a)	100	17,069
Siam City Bank PLC (For. Reg.)	236,300	115,299
State Bancorp, Inc., New York	6	104
State Bank of India	251,075	4,619,769
Sumitomo Trust & Banking Co. Ltd.	811,000	8,859,515
The Keiyo Bank Ltd.	806,400	4,566,722
UCO Bank	2,035,172	749,660
Uniao de Bancos Brasileiros SA (Unibanco) GDR	33,300	2,210,787
Union Bank of India	136,229	289,205
Uti Bank Ltd.	397,000	2,318,574
Vijaya Bank Ltd.	436,403	375,242

See accompanying notes which are an integral part of the financial statements.

VIP Mid Cap Portfolio	8

Common Stocks - continued

	Shares	Value (Note 1)
FINANCIALS – continued
Commercial Banks – continued
Wachovia Corp.	127	$6,868
Wintrust Financial Corp.	100	5,085

		135,836,668

Consumer Finance – 0.2%
Advanta Corp.:
Class A	121,025	3,968,410
Class B	221,500	7,962,925
American Express Co.	100	5,322

		11,936,657

Diversified Financial Services – 0.9%
Bank of America Corp.	838,600	40,336,660
Financial Technology (India) Ltd.	78	2,037
Hong Kong Exchanges & Clearing Ltd.	100	643
Infrastructure Development Finance Co. Ltd.	100	118
IntercontinentalExchange, Inc.	203,200	11,773,408
Kotak Mahindra Bank Ltd.	869,070	4,621,904
Moody’s Corp.	53	2,886
PICO Holdings, Inc. (a)	100	3,225
TSX Group, Inc.	203,300	8,158,954

		64,899,835

Insurance – 5.0%
Admiral Group PLC	367,500	4,220,997
AFLAC, Inc.	1,353,900	62,753,265
American International Group, Inc.	1,255,000	74,107,750
Assurant, Inc.	1,880,200	91,001,680
Baloise Holdings AG (Reg.)	100	7,685
Brown & Brown, Inc.	100	2,922
China Life Insurance Co. Ltd. ADR	100	6,330
Erie Indemnity Co. Class A	100	5,200
Everest Re Group Ltd.	100	8,657
Genworth Financial, Inc. Class A (non-vtg.)	100	3,484
Milano Assicurazioni Spa	1,021,400	7,454,010
Ohio Casually Corp.	329,700	9,801,981
Old Republic International Corp.	883,300	18,876,121
Ping An Insurance (Group) Co. of China, Ltd. (H Shares)	3,408,500	10,335,770
Power Financial Corp.	100	2,807
Principal Financial Group, Inc.	100	5,565
Progressive Corp.	1,035,324	26,618,180
Protective Life Corp.	372,800	17,379,936
Reinsurance Group of America, Inc.	100	4,915
UNIPOL Assicurazioni Spa	100	322
Universal American Financial Corp. (a)	10,356	136,181
USI Holdings Corp. (a)	1,786,672	23,959,272
W.R. Berkley Corp.	1	26

		346,693,056

Real Estate Investment Trusts – 0.8%
Corporate Office Properties Trust (SBI)	100	$4,208
Equity Residential (SBI)	598,400	26,766,432
General Growth Properties, Inc.	100	4,506
K-REIT Asia (a)	20	16
Multiplex Group unit	5,589,000	13,581,832
Plum Creek Timber Co., Inc.	100	3,550
Unibail (Reg.)	31,600	5,509,617
Weingarten Realty Investors (SBI)	161,300	6,174,564

		52,044,725

Real Estate Management & Development – 1.0%
Aeon Mall Co. Ltd. (d)	382,000	16,057,855
AV Jennings Homes Ltd.	100	85
British Land Co. PLC	231,500	5,407,797
CapitaLand Ltd.	1,914,000	5,441,451
Derwent Valley Holdings PLC	190,400	5,521,780
Guangzhou R&F Properties Co. Ltd. (H Shares)	200	927
Keppel Land Ltd.	100	255
Kerry Properties Ltd.	7,292,496	24,836,507
Land Securities Group PLC	100	3,318
Mitsubishi Estate Co. Ltd.	270,000	5,733,887
Mitsui Fudosan Co. Ltd.	31,000	673,236
NTT Urban Development Co.	500	3,897,750
Shanghai Forte Land Co. Ltd. (H Shares)	1,022,000	414,524
Shun Tak Holdings Ltd.	530,200	692,938
W.P. Carey & Co. LLC	8,000	202,560

		68,884,870

Thrifts & Mortgage Finance – 0.0%
Housing Development Finance Corp. Ltd.	84	2,087
Radian Group, Inc.	29,500	1,822,510

		1,824,597

TOTAL FINANCIALS		791,432,980

HEALTH CARE – 9.7%
Biotechnology – 0.2%
Alexion Pharmaceuticals, Inc. (a)	100	3,612
Alnylam Pharmaceuticals, Inc. (a)	271,900	4,100,252
Array Biopharma, Inc. (a)	100	860
AVI BioPharma, Inc. (a)	100	375
BioMarin Pharmaceutical, Inc. (a)	369,618	5,311,411
Celgene Corp. (a)	100	4,743
CSL Ltd.	83	3,315
Cubist Pharmaceuticals, Inc. (a)	100	2,518
CuraGen Corp. (a)	100	350
CytRx Corp. (a)	100	132
deCODE genetics, Inc. (a)	100	619
Genentech, Inc. (a)	100	8,180
Genitope Corp. (a)	100	632
Myogen, Inc. (a)	100	2,900
Orchid Cellmark, Inc. (a)	100	279
Pro-Pharmaceuticals, Inc. (a)	100	315

See accompanying notes which are an integral part of the financial statements.

9	Semiannual Report

VIP Mid Cap Portfolio

Investments (Unaudited) – continued

Common Stocks – continued

	Shares	Value (Note 1)
HEALTH CARE – continued
Biotechnology – continued
Renovis, Inc. (a)	100	$1,531
Sangamo Biosciences, Inc. (a)	100	590
Seattle Genetics, Inc. (a)	100	460
Sirna Therapeutics, Inc. (a)(d)	244,199	1,391,934
Telik, Inc. (a)	100	1,650
Theravance, Inc. (a)	209,000	4,781,920

		15,618,578

Health Care Equipment & Supplies – 1.0%
Beckman Coulter, Inc. (d)	232,800	12,932,040
BioLase Technology, Inc.	198,100	1,664,040
bioMerieux SA	100	5,910
Biophan Technologies, Inc. (a)	100	110
C.R. Bard, Inc.	217,900	15,963,354
Clarient, Inc. (a)	100	89
Cochlear Ltd.	100	4,060
Cytyc Corp. (a)	100	2,536
Edwards Lifesciences Corp. (a)	202,900	9,217,747
Endocare, Inc. (a)	144,600	361,500
Fresenius AG	100	16,540
Gen-Probe, Inc. (a)	100	5,398
Haemonetics Corp. (a)	609,525	28,349,008
Hospira, Inc. (a)	100	4,294
IDEXX Laboratories, Inc. (a)	42,500	3,193,025
Kinetic Concepts, Inc. (a)	100	4,415
NMT Medical, Inc. (a)	100	1,001
Optos PLC	100	379
Phonak Holding AG	100	6,254
Somanetics Corp. (a)	100	1,910
St. Jude Medical, Inc. (a)	900	29,178
Stereotaxis, Inc. (a)	100	1,079
Synthes, Inc.	81	9,773
Vital Signs, Inc.	100	4,953

		71,778,593

Health Care Providers & Services – 1.6%
Acibadem Saglik Hizmetleri AS	100	935
Aetna, Inc.	370,100	14,778,093
Apollo Hospitals Enterprise Ltd.	33,617	293,728
Apollo Hospitals Enterprise Ltd. GDR (a)(f)	126,100	1,098,034
Caremark Rx, Inc.	185,706	9,261,158
Chemed Corp.	142,400	7,765,072
Diagnosticos Da America SA (a)	83,400	1,605,312
Dynacq Healthcare, Inc. (a)	100	130
Health Net, Inc. (a)	100	4,517
Humana, Inc. (a)	328,000	17,613,600
National Research Corp.	100	2,325
Omnicare, Inc.	171,700	8,142,014
PSS World Medical, Inc. (a)	7,200	127,080
Ramsay Health Care Ltd.	100	714
ResCare, Inc. (a)(e)	1,594,503	31,890,060
VCA Antech, Inc. (a)	511,320	16,326,448

		108,909,220

Health Care Technology – 1.2%
Allscripts Healthcare Solutions, Inc. (a)	100	1,755
Cerner Corp. (a)	100	3,711
Eclipsys Corp. (a)	575,386	10,449,010
Emageon, Inc. (a)	100	1,459
Emdeon Corp. (a)	556,100	6,901,201
IMS Health, Inc.	1,982,100	53,219,385
Merge Technologies, Inc. (a)	200	2,462
TriZetto Group, Inc. (a)	670,125	9,911,149

		80,490,132

Life Sciences Tools & Services – 4.4%
Applera Corp. – Celera Genomics Group (a)	100	1,295
Bachem Holding AG (B Shares)	100	5,791
Bio-Imaging Technologies, Inc. (a)	100	412
Bio-Rad Laboratories, Inc. Class A (a)	100	6,494
Covance, Inc. (a)	596,600	36,523,852
Dionex Corp. (a)	100	5,466
Evotec OAI AG (a)	100	412
Exelixis, Inc. (a)	74	744
Fisher Scientific International, Inc. (a)	100	7,305
Harvard Bioscience, Inc. (a)	1,462,135	6,506,501
ICON PLC sponsored ADR (a)	199,126	11,011,668
Illumina, Inc. (a)	100	2,966
Invitrogen Corp. (a)	477,730	31,563,621
Luminex Corp. (a)	27,200	473,008
Millipore Corp. (a)	392,700	24,736,173
Nektar Therapeutics (a)	100	1,834
PAREXEL International Corp. (a)	573,199	16,536,791
QIAGEN NV (a)	3,805,800	52,215,576
Stratagene Corp.	641,786	3,959,820
Thermo Electron Corp. (a)	2,875,400	104,204,496
Waters Corp. (a)	266,920	11,851,248

		299,615,473

Pharmaceuticals – 1.3%
Allergan, Inc.	128,188	13,749,445
Aventis Pharma Ltd.	100	3,181
Boiron SA	55	1,089
Chugai Pharmaceutical Co. Ltd.	100	2,041
Cipla Ltd.	250	1,177
Daiichi Sankyo Co. Ltd.	100	2,753
Dr. Reddy’s Laboratories Ltd. sponsored ADR	50,200	1,390,540
Eisai Co. Ltd. sponsored ADR	100	4,475
GlaxoSmithkline Pharmaceuticals Ltd.	100	2,261
Johnson & Johnson	660,400	39,571,168
New River Pharmaceuticals, Inc. (a)	706,701	20,140,979
Pfizer Ltd.	100	1,689
Ranbaxy Laboratories Ltd. sponsored GDR	75	596

See accompanying notes which are an integral part of the financial statements.

VIP Mid Cap Portfolio	10

Common Stocks – continued

	Shares	Value (Note 1)
HEALTH CARE – continued
Pharmaceuticals – continued
Roche Holding AG (participation certificate)	149	$24,632
SuperGen, Inc. (a)	100	363
Valeant Pharmaceuticals International	100	1,692
ViroPharma, Inc. (a)	1,482,707	12,780,934

		87,679,015

TOTAL HEALTH CARE		664,091,011

INDUSTRIALS – 12.7%
Aerospace & Defense – 1.0%
Alliant Techsystems, Inc. (a)	161,200	12,307,620
CAE, Inc.	1,045,200	7,958,613
Ceradyne, Inc. (a)	253,634	12,552,347
Embraer – Empresa Brasileira de Aeronautica SA sponsored ADR	100	3,647
Esterline Technologies Corp. (a)	884,791	36,798,458
General Dynamics Corp.	200	13,092
Precision Castparts Corp.	100	5,976
Rockwell Collins, Inc.	100	5,587

		69,645,340

Air Freight & Logistics – 0.0%
Business Post Group PLC	200	1,559
Expeditors International of Washington, Inc.	200	11,202
Forward Air Corp.	150	6,110

		18,871

Airlines – 1.2%
ACE Aviation Holdings, Inc. Class A (a)	899,700	25,105,845
Air China Ltd. (H Shares)	2,000	837
Alaska Air Group, Inc. (a)	1,394,844	54,984,750
easyJet PLC (a)	100	714
Southwest Airlines Co.	100	1,637

		80,093,783

Building Products – 0.3%
American Woodmark Corp. (d)	484,194	16,966,158
Trex Co., Inc. (a)	100	2,589
USG Corp. (a)	100	7,293
Wienerberger Baustoffindust AG	100	4,752

		16,980,792

Commercial Services & Supplies – 1.2%
American Ecology Corp.	45,100	1,195,150
American Reprographics Co. (a)	100	3,625
Bennett Environmental, Inc. (a)	100	289
Bio-Treat Technology Ltd.	4,150,300	2,805,586
ChoicePoint, Inc. (a)	100	4,177
Cintas Corp.	572,025	22,743,714
Dun & Bradstreet Corp. (a)	100	6,968
Equifax, Inc.	306,211	10,515,286
Fullcast Co. Ltd. (d)	5,746	19,534,140
GFK AG	20	729
Intertek Group PLC	436,200	5,647,416
Midas International Holdings Ltd.	4,166,000	257,483
Monster Worldwide, Inc. (a)	138,748	5,918,990
Randstad Holdings NV	238,200	13,967,697
Ritchie Brothers Auctioneers, Inc.	100	5,318
Robert Half International, Inc.	100	4,200
Sinomem Technology Ltd.	1,589,000	823,186
Societe Generale de Surveillance Holding SA (SGS) (Reg.)	75	71,166
Tele Atlas NV (a)	65,600	1,397,193
Tianjin Capital Environmental Protection Co. Ltd. (H Shares)	2,000	453
United Envirotech Ltd.	1,000	231

		84,902,997

Construction & Engineering – 0.6%
Arcadis NV	9,700	459,849
Arcadis NV (NY Shares)	200	9,104
Chicago Bridge & Iron Co. NV (NY Shares)	100	2,415
Daelim Industrial Co.	41,500	2,607,147
Fluor Corp.	139,300	12,945,149
IVRCL Infrastructures & Projects Ltd.	100	496
Jacobs Engineering Group, Inc. (a)	146,570	11,672,835
Larsen & Toubro Ltd.	100	4,887
LG Engineering & Construction Co. Ltd.	42,210	2,731,837
Orascom Construction Industries SAE GDR	100	6,290
PTC India Ltd.	100	110
Quanta Services, Inc. (a)	46,900	812,777
Shaw Group, Inc. (a)	320,100	8,898,780
SNC-Lavalin Group, Inc.	300	7,896
Taihei Dengyo Kaisha Ltd.	348,000	2,402,622

		42,562,194

Electrical Equipment – 1.9%
AstroPower, Inc. (a)	100	0
Bharat Heavy Electricals Ltd.	100	4,249
C&D Technologies, Inc.	100	752
Crompton Greaves Ltd.	85,155	1,624,311
Fujikura Ltd.	1,000	11,038
II-VI, Inc. (a)	200	3,660
Johnson Electric Holdings Ltd. sponsored ADR	100	720
Jyoti Structures Ltd.	100	829
KEC International Ltd.	100	573
Q-Cells AG	100	8,412
Rockwell Automation, Inc.	1,556,450	112,079,965
Roper Industries, Inc.	77,600	3,627,800
Shanghai Electric (Group) Corp. (H Shares)	2,000	695
Solar Integrated Technologies, Inc. (a)	751,400	1,271,623
SolarWorld AG	229,600	14,412,071

		133,046,698

See accompanying notes which are an integral part of the financial statements.

11	Semiannual Report

VIP Mid Cap Portfolio

Investments (Unaudited) – continued

Common Stocks – continued

	Shares	Value (Note 1)
INDUSTRIALS – continued
Industrial Conglomerates – 0.6%
Adilya Birla Nuvo Ltd.	100	$1,564
Fu Sheng Industrial Co. Ltd.	3,799,320	3,666,901
General Electric Co.	957,400	31,555,904
Hutchison Whampoa Ltd. ADR	100	4,575
Max India Ltd. (a)	237,746	4,066,244
NWS Holdings Ltd.	1,820,500	3,164,558
Shanghai Industrial Holdings Ltd. Class H	1,000	1,951

		42,461,697

Machinery – 5.3%
A.S.V., Inc. (a)	100	2,304
AGCO Corp. (a)	3,864,823	101,722,141
Badger Meter, Inc.	627,000	16,929,000
Bucher Holding AG	500	40,491
China Yuchai International Ltd.	100	731
Circor International, Inc.	100	3,049
Crane Co.	207,800	8,644,480
Danaher Corp.	100	6,432
Deutz AG (a)	163,900	1,289,414
Dover Corp.	302,400	14,947,632
Eicher Motors Ltd.	342,065	1,778,171
Fanuc Ltd.	100	8,984
Flowserve Corp. (a)	718,000	40,854,200
Graco, Inc.	326,300	15,003,274
Harsco Corp.	1,330,439	103,721,024
Heidelberger Druckmaschinen AG	192,900	8,772,235
Hexagon AB (B Shares)	100	3,641
Hyflux Ltd.	564,000	840,914
Jain Irrigation Systems Ltd. (a)	100	475
JTEKT Corp.	1,000	19,314
KCI Konecranes Oyj	100	1,801
Komax Holding AG (Reg.)	100	8,908
Krones AG	2,900	363,474
MAN AG	116,900	8,466,869
MMI Holdings Ltd.	13,426,000	6,064,750
PACCAR, Inc.	100	8,238
Railpower Technologies Corp. (a)	100	215
Schindler Holding AG (Reg.)	1,000	52,924
Tata Motors Ltd.	337,564	5,848,142
Tata Motors Ltd. sponsored ADR (d)	10,100	174,225
Terex Corp. (a)	93	9,179
Toshiba Machine Co. Ltd.	1,000	11,309
Valmont Industries, Inc.	333,500	15,504,415
Wabtec Corp.	304,800	11,399,520
Watts Water Technologies, Inc. Class A	100	3,355

		362,505,230

Marine – 0.0%
Hanjin Shipping Co. Ltd.	80	1,910

Road & Rail – 0.1%
Burlington Northern Santa Fe Corp.	100	7,925
Guangshen Railway Co. Ltd. sponsored ADR	100	1,877
Heartland Express, Inc.	200	3,578
J.B. Hunt Transport Services, Inc.	344,900	8,591,459
Knight Transportation, Inc.	225	4,545

		8,609,384

Trading Companies & Distributors – 0.4%
Fastenal Co.	100	4,029
GATX Corp.	569,500	24,203,750
MSC Industrial Direct Co., Inc. Class A	77	3,663
Richelieu Hardware Ltd.	100	1,930
STB Leasing Co. Ltd.	100	1,564
WESCO International, Inc. (a)	100	6,900

		24,221,836

Transportation Infrastructure – 0.1%
Anhui Expressway Co. Ltd. (H Shares)	2,000	1,494
Hopewell Holdings Ltd.	1,667,000	4,700,763
Hopewell Holdings Ltd. sponsored ADR	100	275
Macquarie Infrastructure Group unit	100	250
Sea Containers Ltd. Class B	7,900	36,814

		4,739,596

TOTAL INDUSTRIALS		869,790,328

INFORMATION TECHNOLOGY – 10.7%
Communications Equipment – 1.4%
Adtran, Inc.	426,491	9,566,193
Arris Group, Inc. (a)	100	1,312
AudioCodes Ltd. (a)	100	1,090
Avaya, Inc. (a)	1,391,800	15,894,356
Black Box Corp.	73,700	2,824,921
Blue Coat Systems, Inc. (a)	100	1,686
CommScope, Inc. (a)	100	3,142
Comtech Telecommunications Corp. (a)	150	4,391
Corning, Inc. (a)	100	2,419
D-Link Corp.	1,677,000	1,828,315
Foxconn International Holdings Ltd. (a)	1,000	2,137
Harris Corp.	377,500	15,670,025
Juniper Networks, Inc. (a)	100	1,599
Option NV (a)	360	8,635
QUALCOMM, Inc.	798,700	32,003,909
Redback Networks, Inc. (a)	100	1,834
Tellabs, Inc. (a)	1,224,800	16,302,088
Zyxel Communications Corp.	1,306,000	2,137,777

		96,255,829

Computers & Peripherals – 1.0%
Apple Computer, Inc. (a)	688,200	39,309,984
Compal Electronics, Inc.	1,113	1,062
Creative Technology Ltd. (NASDAQ)	100	560
Foxconn Technology Co. Ltd.	1,100	8,833
Gemplus International SA sponsored ADR	100	464
Hypercom Corp. (a)	1,211,900	11,331,265

See accompanying notes which are an integral part of the financial statements.

VIP Mid Cap Portfolio	12

Common Stocks – continued

	Shares	Value (Note 1)
INFORMATION TECHNOLOGY – continued
Computers & Peripherals – continued
Logitech International SA (Reg.) (a)	100	$3,861
M-Systems Flash Disk Pioneers Ltd. (a)	500	14,815
Moser-Baer India Ltd.	200	816
Oberthur Card Systems (d)	683,600	5,133,087
Psion PLC	33	94
SanDisk Corp. (a)	20	1,020
Seagate Technology	589,800	13,353,072
Unisteel Technology Ltd.	1,976,500	2,285,115
Xyratex Ltd. (a)	18,700	494,615

		71,938,663

Electronic Equipment & Instruments – 3.7%
Agilent Technologies, Inc. (a)	378,900	11,958,084
Amphenol Corp. Class A	100	5,596
CDW Corp.	1,112,791	60,814,028
CellStar Corp. (a)	100	285
Coherent, Inc. (a)	100	3,373
Daktronics, Inc.	200	5,774
Excel Technology, Inc. (a)	100	2,992
Hana Microelectronics PCL (For. Reg.)	509,400	334,077
Hon Hai Precision Industry Co. Ltd. (Foxconn)	6,230,596	38,486,008
Ibiden Co. Ltd.	117,600	5,652,611
Iteris, Inc. (a)	100	238
Itron, Inc. (a)	75,600	4,480,056
KEMET Corp. (a)	1,750,300	16,137,766
Keyence Corp.	15,700	4,009,211
Meiko Electronics Co. Ltd.	100	5,174
Metrologic Instruments, Inc. (a)	100	1,501
Mettler-Toledo International, Inc. (a)	949,200	57,493,044
Molex, Inc.	281,400	9,446,598
MTS Systems Corp.	100	3,951
Nidec Corp. sponsored ADR	267,800	4,831,112
Robotic Vision Systems, Inc. (a)	100	2
ScanSource, Inc. (a)	200	5,864
Sunpower Corp. Class A	100	2,802
Symbol Technologies, Inc.	189	2,039
Universal Display Corp. (a)	100	1,331
Vishay Intertechnology, Inc. (a)	2,587,000	40,693,510
Yageo Corp. sponsored GDR (a)	100	154

		254,377,181

Internet Software & Services – 1.2%
Akamai Technologies Inc. (a)	100	3,619
Answers Corp. (a)	100	952
aQuantive, Inc. (a)	11	279
Art Technology Group, Inc. (a)	5,208,000	15,519,840
Baidu.com, Inc. sponsored ADR	100	8,253
eCollege.com (a)	100	2,114
EDGAR Online, Inc. (a)	72,348	340,036
Iliad Group SA	100	8,366
Index Holdings	100	98,755
NHN Corp. (a)	7,320	2,546,221
RealNetworks, Inc. (a)	1,360,804	14,560,603
Sifv Ltd. sponsored ADR (a)	100	998
Tencent Holdings Ltd.	1,685,000	3,536,520
ValueClick, Inc. (a)	248,795	3,819,003
VeriSign, Inc. (a)	380,964	8,826,936
WebEx Communications, Inc. (a)	754,504	26,815,072
Yahoo! Japan Corp.	6,600	3,495,390

		79,582,957

IT Services – 0.3%
CheckFree Corp. (a)	100	4,956
Cognizant Technology Solutions Corp. Class A (a)	151,700	10,220,029
Computershare Ltd.	100	583
Global Payments, Inc.	200	9,710
Hewitt Associates, Inc. Class A (a)	100	2,248
Infosys Technologies Ltd.	26,895	1,804,890
Infosys Technologies Ltd. sponsored ADR	28,000	2,139,480
Northgate Information Solutions PLC (a)	5,898,100	8,454,344
Patni Computer Systems Ltd. sponsored ADR	11,900	169,932
StarTek, Inc.	33,300	497,835
Syntel, Inc.	100	2,046
TALX Corp.	23	503
TietoEnator Oyj	100	2,888

		23,309,444

Office Electronics – 0.0%
Zebra Technologies Corp. Class A (a)	75	2,562

Semiconductors & Semiconductor Equipment – 2.3%
Advanced Micro Devices, Inc. (a)	290,500	7,094,010
Agere Systems, Inc. (a)	10	147
Altera Corp. (a)	556,564	9,767,698
Analog Devices, Inc.	107,900	3,467,906
ARM Holdings PLC sponsored ADR	100	626
ASML Holding NV (NY Shares) (a)	1,720,200	34,782,444
Cambridge Display Technologies, Inc. (a)	100	790
Cymer, Inc. (a)	40,800	1,895,568
Cypress Semiconductor Corp. (a)	100	1,454
Ersol Solar Energy AG	100	6,098
FormFactor, Inc. (a)	100	4,463
Freescale Semiconductor, Inc. Class A (a)	100	2,900
International Rectifier Corp. (a)	100	3,908
KLA-Tencor Corp.	100	4,157
Marvell Technology Group Ltd. (a)	100	4,433
MEMC Electronic Materials, Inc. (a)	698,900	26,208,750
Saifun Semiconductors Ltd.	3,700	106,005
Samsung Electronics Co. Ltd.	60	38,136
Silicon Image, Inc. (a)	100	1,078
Teradyne, Inc. (a)	422,600	5,886,818
Texas Instruments, Inc.	393,900	11,931,231
Veeco Instruments, Inc. (a)	1,242,796	29,628,257
Zoran Corp. (a)	1,162,716	28,300,507

		159,137,384

See accompanying notes which are an integral part of the financial statements.

13	Semiannual Report

VIP Mid Cap Portfolio

Investments (Unaudited) – continued

Common Stocks – continued

	Shares	Value (Note 1)
INFORMATION TECHNOLOGY – continued
Software – 0.8%
Activision, Inc. (a)	1	$11
Adobe Systems, Inc. (a)	100	3,036
Agile Software Corp. (a)	100	634
Autonomy Corp. PLC (a)	200	1,519
Cognos, Inc. (a)	691,500	19,644,977
F-Secure Oyj	100	330
FactSet Research Systems, Inc.	150	7,095
Informatica Corp. (a)	42,300	556,668
Intuit, Inc. (a)	100	6,039
Manhattan Associates, Inc. (a)	358,619	7,276,380
Midway Games, Inc. (a)	100	809
Napster, Inc. (a)	100	308
NAVTEQ Corp. (a)	100	4,468
NDS Group PLC sponsored ADR (a)	100	4,655
Nintendo Co. Ltd.	100	16,780
Nuance Communications, Inc. (a)	100	1,006
Open Solutions, Inc. (a)	505,245	13,444,569
Plato Learning, Inc. (a)	277,643	1,726,939
Quality Systems, Inc. (d)	150,871	5,555,070
RSA Security, Inc. (a)	100	2,719
Salesforce.com, Inc. (a)	100	2,666
Scientific Learning Corp. (a)	100	460
Subex Systems Ltd.	200	1,903
Symantec Corp. (a)	100	1,554
Tata Elxsi Ltd.	100	394
Temenos Group AG (a)	391,573	3,603,433

		51,864,422

TOTAL INFORMATION TECHNOLOGY		736,468,442

MATERIALS – 12.9%
Chemicals – 2.7%
ADA-ES, Inc. (a)	100	1,715
Air Products & Chemicals, Inc.	100	6,392
Airgas, Inc.	1,718,472	64,013,082
Albemarle Corp.	264,300	12,654,684
Asian Paints India Ltd.	548,256	7,074,869
Dyno Nobel Ltd.	100	183
Ecolab, Inc. (d)	1,361,700	55,257,786
Filtrona PLC	50	269
Jubilant Organosys Ltd.	500	2,466
Kuraray Co. Ltd.	223,000	2,494,560
Monsanto Co.	100	8,419
Mosaic Co. (a)	100	1,565
Nitto Denko Corp.	57,400	4,088,355
Praxair, Inc.	222,700	12,025,800
Quaker Chemical Corp.	100	1,870
Recticel SA	100	1,209
Sasa Dupont Sabanci Polyester Sanayi AS	1	1
Sigma Aldrich Corp.	100	7,264
Sinopec Shanghai Petrochemical Co. Ltd.:
(H Shares)	922,000	$451,132
sponsored ADR	200	9,870
Syngenta AG sponsored ADR	100	2,656
Tokuyama Corp.	1,673,000	24,855,583
United Phosphorous Ltd.	455	2,348
Valhi, Inc.	51,700	1,269,235
Zoltek Companies, Inc. (a)	100	2,989

		184,234,302

Construction Materials – 0.0%
Cemex SA de CV sponsored ADR	111	6,324
Florida Rock Industries, Inc.	100	4,967
Headwaters, Inc. (a)	100	2,556
Rinker Group Ltd. sponsored ADR	100	6,062

		19,909

Containers & Packaging – 0.2%
Crown Holdings, Inc. (a)	516,000	8,034,120
Essel Propack Ltd.	1,080,401	1,510,630
Pactiv Corp. (a)	337,405	8,350,774
Sealed Air Corp.	100	5,208

		17,900,732

Metals & Mining – 9.6%
Agnico-Eagle Mines Ltd.	1,613,230	53,485,302
Agnico-Eagle Mines Ltd. (a)	23,350	384,575
AK Steel Holding Corp. (a)	869,800	12,029,334
Aleris International, Inc. (a)	100	4,585
Amcol International Corp.	78,700	2,073,745
Barrick Gold Corp.	127,500	3,765,722
Bema Gold Corp. (a)	170,800	852,240
BHP Billiton Ltd. sponsored ADR	100	4,307
BlueScope Steel Ltd.	100	591
Boliden AB	1,447,300	26,650,627
Century Aluminum Co. (a)	1,096,488	39,133,657
Compania de Minas Buenaventura SA sponsored ADR	266,600	7,272,848
Eldorado Gold Corp. (a)	151,600	736,067
Equinox Minerals Ltd. (a)	4,770,000	5,554,958
Falconbridge Ltd.	277	14,591
FNX Mining Co., Inc. (a)	100	950
Freeport-McMoRan Copper & Gold, Inc. Class B	1,285,900	71,251,719
Glamis Gold Ltd. (a)	100	3,791
Goldcorp, Inc.	100	3,014
Grupo Mexico SA de CV Series B	100	285
Harmony Gold Mining Co. Ltd. (a)	646,500	10,531,485
High River Gold Mines Ltd. (a)	2,297,500	4,733,719
HudBay Minerals, Inc. (a)(d)	991,400	12,611,198
IAMGOLD Corp.	891,900	7,925,869
Inco Ltd.	100	6,584
Inmet Mining Corp.	100	3,736
Ivanhoe Mines Ltd. (a)	100	677
Kinross Gold Corp. (a)	7,998,866	87,204,335

See accompanying notes which are an integral part of the financial statements.

VIP Mid Cap Portfolio	14

Common Stocks – continued

	Shares	Value (Note 1)
MATERIALS – continued
Metals & Mining – continued
Mechel Steel Group OAO sponsored ADR	100	$2,239
Meridian Gold, Inc. (a)	100	3,155
Newmont Mining Corp.	3,912,780	207,103,444
Northern Orion Resources, Inc. (a)	100	491
Nucor Corp.	163,200	8,853,600
Oregon Steel Mills, Inc. (a)	100	5,066
Phelps Dodge Corp.	168,200	13,819,312
POSCO sponsored ADR	100	6,690
Sumitomo Metal Mining Co. Ltd.	2,000	26,078
Teck Cominco Ltd. Class B (sub. vtg.)	290,100	17,406,520
United States Steel Corp.	765,400	53,669,848
Vedanta Resources PLC	100	2,521
Xstrata PLC	100	3,792
Zinifex Ltd.	1,474,800	10,981,896

		658,125,163

Paper & Forest Products – 0.4%
Cathay Forest Products Corp. (a)	40,100	21,553
International Forest Products Ltd. (Interfor) Class A (sub. vtg.) (a)	9,100	57,064
Lee & Man Paper Manufacturing Ltd.	10,218,000	14,933,114
MAXXAM, Inc. (a)	100	2,805
P.H. Glatfelter Co.	100	1,587
Pope Resources, Inc. LP	100	3,115
Shandong Chenming Paper Holdings Ltd. (B Shares)	100	52
Sino-Forest Corp. (a)	2,546,500	13,116,882

		28,136,172

TOTAL MATERIALS		888,416,278

TELECOMMUNICATION SERVICES – 1.5%
Diversified Telecommunication Services – 1.2%
AT&T, Inc.	1,343,500	37,470,215
Covad Communications Group, Inc. (a)	61	123
Philippine Long Distance Telephone Co.	100	3,451
Pipex Communications PLC (a)	100	18
PT Indosat Tbk sponsored ADR	100	2,327
PT Telkomunikasi Indonesia Tbk sponsored ADR	100	3,210
Qwest Communications International, Inc. (a)	5,473,900	44,283,851

		81,763,195

Wireless Telecommunication Services – 0.3%
America Movil SA de CV Series L sponsored ADR	151,400	5,035,564
Bharti Airtel Ltd. (a)	622,405	5,364,106
MTN Group Ltd.	100	738
NII Holdings, Inc. (a)	36	2,030
Telemig Celular Participacoes SA sponsored ADR	100	3,540
USA Mobility, Inc.	428,191	7,107,971

		17,513,949

TOTAL TELECOMMUNICATION SERVICES		99,277,144

UTILITIES – 1.1%
Electric Utilities – 0.0%
Hawaiian Electric Industries, Inc.	100	2,791
Korea Electric Power Corp. sponsored ADR	100	1,896

		4,687

Gas Utilities – 0.3%
AGL Resources, Inc.	227,300	8,664,676
China Gas Holdings Ltd. (a)	2,000	317
PT Perusahaan Gas Negara Tbk Series B	500	607
Xinao Gas Holdings Ltd.	11,922,000	11,359,768

		20,025,368

Independent Power Producers & Energy Traders – 0.8%
AES Corp. (a)	2,465,600	45,490,320
Black Hills Corp.	184,806	6,344,390
International Power PLC sponsored ADR	100	5,330
Malakoff BHD	533,300	1,407,813
NTPC Ltd.	59,000	142,613

		53,390,466

Multi-Utilities – 0.0%
Veolia Environnement sponsored ADR	100	5,172

Water Utilities – 0.0%
Eastern Water Resources Development & Management PCL (For.Reg.)	100	13
Guangdong Investment Ltd.	2,000	766
Puncak Niaga Holding BHD	100	72

		851

TOTAL UTILITIES		73,426,544

TOTAL COMMON STOCKS (Cost $4,986,919,512)		6,093,243,701

Nonconvertible Preferred Stocks – 0.0%

CONSUMER DISCRETIONARY – 0.0%
Household Durables – 0.0%
Fedders Corp. Series A, 8.60%	5	71

TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $119)		71

See accompanying notes which are an integral part of the financial statements.

15	Semiannual Report

VIP Mid Cap Portfolio

Investments (Unaudited) – continued

Money Market Funds – 11.7%

	Shares	Value (Note 1)
Fidelity Cash Central Fund, 5.11% (b)	747,004,614	$747,004,614
Fidelity Securities Lending Cash Central Fund, 5.14% (b)(c)	58,587,682	58,587,682

TOTAL MONEY MARKET FUNDS (Cost $805,592,296)		805,592,296

Cash Equivalents – 0.1%

	Maturity Amount
Investments in repurchase agreements (Collateralized by U.S. Treasury Obligations, in a joint trading account at 4.51%, dated 6/30/06 due 7/3/06) (Cost $4,253,000)	$4,254,599	4,253,000

TOTAL INVESTMENT PORTFOLIO – 100.6% (Cost $5,796,764,927)		6,903,089,068
NET OTHER ASSETS – (0.6)%		(37,989,447)

NET ASSETS – 100%		$6,865,099,621

Legend

(a)	Non-income producing

(b)	Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund’s holdings as of its most recent quarter end is available upon request.

(c)	Investment made with cash collateral received from securities on loan.

(d)	Security or a portion of the security is on loan at period end.

(e)	Affiliated company

(f)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $2,134,100 or 0.0% of net assets.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the fund from the affiliated Central funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$12,171,093
Fidelity Securities Lending Cash Central Fund	1,176,272

Total	$13,347,365

Other Affiliated Issuers

An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:

Affiliates	Value, beginning or period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Eclipsys Corp.	$47,063,766	$3,920,926	$49,142,716	$—	$—
Harvard Bioscience, Inc.	11,107,409	—	4,260,150	—	—
IMPCO Technologies, Inc.	9,268,848	—	—	—	19,278,481
Open Solutions, Inc.	25,264,922	11,663,898	27,800,418	—	—
Parker Drilling Co.	59,364,645	4,370,203	7,329,250	—	—
ResCare, Inc.	28,261,042	—	604,609	—	31,890,060
Stratagene Corp.	14,472,128	—	4,953,433	—	—
Strategic Diagnostics, Inc.	5,392,660	30,264	4,409,478	—	—

Total	$200,195,420	$19,985,291	$98,500,054	$—	$51,168,541

Other Information

Distribution of investments by country of issue, as a percentage of total net assets, is as follows:

United States of America	73.5%
Canada	5.2%
Cayman Islands	5.1%
Japan	4.5%
Netherlands	2.5%
France	1.3%
United Kingdom	1.0%
Others (individually less than 1%)	6.9%

100.0%

See accompanying notes which are an integral part of the financial statements.

VIP Mid Cap Portfolio	16

VIP Mid Cap Portfolio

Financial Statements

Statement of Assets and Liabilities

	June 30, 2006 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $56,422,936 and repurchase agreements of $4,253,000) – See accompanying schedule:
Unaffiliated issuers (cost $4,966,806,472)	$6,046,328,231
Affiliated Central Funds (cost $805,592,296)	805,592,296
Other affiliated issuers (cost $24,366,159)	51,168,541

Total Investments (cost $5,796,764,927)		$6,903,089,068
Cash		3,767
Foreign currency held at value (cost $11,504,372)		11,554,092
Receivable for investments sold		46,690,932
Receivable for fund shares sold		8,099,058
Dividends receivable		5,772,763
Interest receivable		2,386,827
Prepaid expenses		9,480
Other receivables		374,574

Total assets		6,977,980,561

Liabilities
Payable for investments purchased	$46,815,032
Payable for fund shares redeemed	1,806,964
Accrued management fee	3,116,626
Distribution fees payable	943,641
Other affiliated payables	485,692
Other payables and accrued expenses	1,125,303
Collateral on securities loaned, at value	58,587,682

Total liabilities		112,880,940

Net Assets		$6,865,099,621

Net Assets consist of:
Paid in capital		$5,266,596,009
Undistributed net investment income		15,158,298
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		477,519,518
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		1,105,825,796

Net Assets		$6,865,099,621

Statement of Assets and Liabilities – continued

June 30, 2006 (Unaudited)
Initial Class:
Net Asset Value, offering price and redemption price per share ($1,399,202,912 ÷ 42,470,959 shares)	$32.94

Service Class:
Net Asset Value, offering price and redemption price per share ($1,054,003,717 ÷ 32,144,068 shares)	$32.79

Service Class 2:
Net Asset Value, offering price and redemption price per share ($4,290,438,639 ÷ 132,036,187 shares)	$32.49

Investor Class:
Net Asset Value, offering price and redemption price per share ($121,454,353 ÷ 3,693,565 shares)	$32.88

See accompanying notes which are an integral part of the financial statements.

17	Semiannual Report

VIP Mid Cap Portfolio

Financial Statements – continued

Statement of Operations

	Six months ended June 30, 2006 (Unaudited)
Investment Income
Dividends		$27,820,845
Interest		17,206
Income from affiliated Central Funds (including $1,176,272 from security lending)		13,347,365

Total income		41,185,416

Expenses
Management fee	$18,778,234
Transfer agent fees	2,300,780
Distribution fees	5,624,555
Accounting and security lending fees	621,744
Independent trustees’ compensation	12,420
Custodian fees and expenses	580,260
Registration fees	26,819
Audit	49,648
Legal	40,226
Miscellaneous	159,028

Total expenses before reductions	28,193,714
Expense reductions	(678,295)	27,515,419

Net investment income (loss)		13,669,997

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers (net of foreign taxes of $1,131,342)	480,757,624
Other affiliated issuers	10,399,498
Foreign currency transactions	56,366

Total net realized gain (loss)		491,213,488
Change in net unrealized appreciation (depreciation) on:
Investment securities (net of decrease in deferred foreign taxes of $2,012,244)	(123,042,876)
Assets and liabilities in foreign currencies	142,181

Total change in net unrealized appreciation (depreciation)		(122,900,695)

Net gain (loss)		368,312,793

Net increase (decrease) in net assets resulting from operations		$381,982,790

Statement of Changes in Net Assets

	Six months ended June 30, 2006 (Unaudited)	Year ended December 31, 2005
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$13,669,997	$16,088,209
Net realized gain (loss)	491,213,488	739,133,164
Change in net unrealized appreciation (depreciation)	(122,900,695)	79,632,320

Net increase (decrease) in net assets resulting from operations	381,982,790	834,853,693

Distributions to shareholders from net investment income	(14,545,563)	—
Distributions to shareholders from net realized gain	(746,524,101)	(69,737,263)

Total distributions	(761,069,664)	(69,737,263)

Share transactions – net increase (decrease)	1,383,612,442	1,095,215,324

Total increase (decrease) in net assets	1,004,525,568	1,860,331,754

Net Assets
Beginning of period	5,860,574,053	4,000,242,299

End of period (including undistributed net investment income of $15,158,298 and undistributed net investment income of $15,998,697, respectively)	$6,865,099,621	$5,860,574,053

See accompanying notes which are an integral part of the financial statements.

VIP Mid Cap Portfolio	18

Financial Highlights – Initial Class

	Six months ended June 30, 2006 (Unaudited)		Years ended December 31,
			2005		2004	2003I		2002	2001
Selected Per-Share Data
Net asset value, beginning of period	$35.11		$30.18		$24.16	$17.51		$19.60	$20.26

Income from Investment Operations
Net investment income (loss)E	.10		.16	F	.01	—	H	.09	.20
Net realized and unrealized gain (loss)	2.19		5.28		6.01	6.73		(2.00)	(.86)

Total from investment operations	2.29		5.44		6.02	6.73		(1.91)	(.66)

Distributions from net investment income	(.13)		—		—	(.08)		(.18)	—
Distributions from net realized gain	(4.33)		(.51)		—	—		—	—

Total distributions	(4.46)		(.51)		—	(.08)		(.18)	—

Net asset value, end of period	$32.94		$35.11		$30.18	$24.16		$17.51	$19.60

Total ReturnB,C,D	6.77%		18.30%		24.92%	38.64%		(9.82)%	(3.26)%
Ratios to Average Net AssetsG
Expenses before reductions	.68	%A	.69%		.71%	.70%		.70%	.69%
Expenses net of fee waivers, if any	.68	%A	.69%		.71%	.70%		.70%	.69%
Expenses net of all reductions	.66	%A	.64%		.68%	.68%		.63%	.62%
Net investment income (loss)	.58	%A	.50	%F	.03%	—%		.51%	1.06%
Supplemental Data
Net assets, end of period (000 omitted)	$1,399,203		$1,276,302		$979,533	$678,480		$499,557	$574,934
Portfolio turnover rate	139	%A	107%		55%	51%		135%	144%

A	Annualized

B	Total returns for periods of less than one year are not annualized.

C	Total returns do not reflect charges attributable to your insurance company’s separate account. Inclusion of these charges would reduce the total returns shown.

D	Total returns would have been lower had certain expenses not been reduced during the periods shown.

E	Calculated based on average shares outstanding during the period.

F	Investment income per share reflects a special dividend which amounted to $.04 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been .36%.

G	Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during peroids when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H	Amount represents less than $.01 per share.

I	As the result of a correction made in the classification of distributions received on securities representing realized gains for the year ended December 31,2003, amounts previously reported have been reclassified. The impact of this correction was a decrease in net investment loss of $0.01 per share and a corresponding decrease in net realized and unrealized gain (loss). The ratio of net investment loss to average net assets decreased from (0.04)% to 0.00%. The reclassification had no impact on total net assets or total return of the class.

Financial Highlights – Service Class

	Six months ended June 30, 2006 (Unaudited)		Years ended December 31,
			2005		2004	2003H	2002	2001
Selected Per-Share Data
Net asset value, beginning of period	$34.95		$30.07		$24.10	$17.46	$19.54	$20.22

Income from Investment Operations
Net investment income (loss)E	.08		.12F		(.02)	(.02)	.08	.18
Net realized and unrealized gain (loss)	2.19		5.27		5.99	6.72	(2.00)	(.86)

Total from investment operations	2.27		5.39		5.97	6.70	(1.92)	(.68)

Distributions from net investment income	(.10)		—		—	(.06)	(.16)	—
Distributions from net realized gain	(4.33)		(.51)		—	—	—	—

Total distributions	(4.43)		(.51)		—	(.06)	(.16)	—

Net asset value, end of period	$32.79		$34.95		$30.07	$24.10	$17.46	$19.54

Total ReturnB,C,D	6.73%		18.20%		24.77%	38.52%	(9.90)%	(3.36)%

Ratios to Average Net AssetsG
Expenses before reductions	.78	%A	.79%		.81%	.80%	.80%	.79%
Expenses net of fee waivers, if any	.78	%A	.79%		.81%	.80%	.80%	.79%
Expenses net of all reductions	.76	%A	.74%		.78%	.78%	.73%	.72%
Net investment income (loss)	.48	%A	.40	%F	(.07)%	(.10)%	.41%	.96%
Supplemental Data
Net assets, end of period (000 omitted)	$1,054,004		$990,561		$819,412	$580,179	$378,264	$366,665
Portfolio turnover rate	139	%A	107%		55%	51%	135%	144%

A	Annualized.

B	Total returns for periods of less than one year ore not annualized.

C	Total returns do not reflect charges attributable to your insurance company’s separate account. Inclusion of these charges would reduce the total returns shown.

D	Total returns would have been lower had certain expenses not been reduced during the periods shown.

E	Calculated based on average shares outstanding during the period.

F	Investment income per share reflects a special dividend which amounted to $.04 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been .26%.

G	Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during peroids when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H	As the result of a correction made in the classification of distributions received on securities representing realized gains for the year ended December 31,2003, amounts previously reported have been reclassified. The impact of this correction was a decrease in net investment loss of $0.01 per share and a corresponding decrease in net realized and unrealized gain (loss). The ratio of net investment loss to average net assets decreased from (0.14)% to (0.10)%. The reclassification had no impact on total net assets or total return of the class.

See accompanying notes which are an integral part of the financial statements.

19	Semiannual Report

Financial Highlights – Service Class 2

	Six months ended June 30, 2006 (Unaudited)		Years ended December 31,
			2005		2004	2003H	2002	2001
Selected Per-Share Data
Net asset value, beginning of period	$34.67		$29.88		$23.98	$17.39	$19.49	$20.20

Income from Investment Operations
Net investment income (loss)E	.06		.08	F	(.06)	(.05)	.05	.15
Net realized and unrealized gain (loss)	2.16		5.22		5.96	6.69	(1.99)	(.86)

Total from investment operations	2.22		5.30		5.90	6.64	(1.94)	(.71)

Distributions from net investment income	(.07)		—		—	(.05)	(.16)	—
Distributions from net realized gain	(4.33)		(.51)		—	—	—	—

Total distributions	(4.40)		(.51)		—	(.05)	(.16)	—

Net asset value, end of period	$32.49		$34.67		$29.88	$23.98	$17.39	$19.49

Total ReturnB,C,D	6.63%		18.02%		24.60%	38.31%	(10.02)%	(3.51)%
Ratios to Average Net AssetsG
Expenses before reductions	.93	%A	.94%		.96%	.95%	.95%	.94%
Expenses net of fee waivers, if any	.93	%A	.94%		.96%	.95%	.95%	.94%
Expenses net of all reductions	.91	%A	.89%		.93%	.93%	.88%	.88%
Net investment income (loss)	.33	%A	.26	%F	(.22)%	(.25)%	.25%	.81%
Supplemental Data
Net assets, end of period (000 omitted)	$4,290,439		$3,542,952		$2,201,298	$1,177,574	$520,933	$210,356
Portfolio turnover rate	139	%A	107%		55%	51%	135%	144%

A	Annualized.

B	Total returns for periods of less than one year are not annualized.

C	Total returns do not reflect charges attributable to your insurance company’s separate account. Inclusion of these charges would reduce the total returns shown.

D	Total returns would have been lower had certain expenses not been reduced during the periods shown.

E	Calculated based on average shares outstanding during the period.

F	Investment income per share reflects a special dividend which amounted to $.05 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been .11%.

G	Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during peroids when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H	As the result of a correction made in the classification of distributions received on securities representing realized gains for the year ended December 31,2003, amounts previously reported have been reclassified. The impact of this correction was a decrease in net investment loss of $0.01 per share and a corresponding decrease in net realized and unrealized gain (loss). The ratio of net investment loss to average net assets decreased from (0.29)% to (0.25)%. The reclassification had no impact on total net assets or total return of the class.

Financial Highlights – Investor Class

	Six months ended June 30, 2006 (Unaudited)		Year ended December 31, 2005G
Selected Per-Share Data
Net asset value, beginning of period	$35.08		$31.81

Income from Investment Operations
Net investment income (loss)E	.08		.07F
Net realized and unrealized gain (loss)	2.19		3.20

Total from investment operations	2.27		3.27

Distributions from net investment income	(.14)		—
Distributions from net realized gain	(4.33)		—

Total distributions	(4.47)		—

Net asset value, end of period	$32.88		$35.08

Total ReturnB,C,D	6.72%		10.28%
Ratios to Average Net AssetsH
Expenses before reductions	.80	%A	.86	%A
Expenses net of fee waivers, if any	.80	%A	.86	%A
Expenses net of all reductions	.78	%A	.80	%A
Net investment income (loss)	.46	%A	.45	%A,F
Supplemental Data
Net assets, end of period (000 omitted)	$121,454		$50,760
Portfolio turnover rate	139	%A	107%

A	Annualized.

B	Total returns for periods of less than one year are not annualized.

C	Total returns do not reflect charges attributable to your insurance company’s separate account. Inclusion of these charges would reduce the total returns shown.

D	Total returns would have been lower had certain expenses not been reduced during the periods shown.

E	Calculated based on average shares outstanding during the period.

F	Investment income per share reflects a special dividend which amounted to $.04 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been .17%.

G	For the period July 21, 2005 (commencement of sale of shares) to December 31, 2005.

H	Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

VIP Mid Cap Portfolio	20

Notes to Financial Statements

For the period ended June 30, 2006 (Unaudited)

1.	Significant Accounting Policies.

VIP Mid Cap Portfolio (the Fund) is a fund of Variable Insurance Products Fund III (the trust) (referred to in this report as VIP Mid Cap Portfolio) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The Fund offers the following classes of shares: Initial Class shares, Service Class shares, Service Class 2 shares and Investor Class shares. All classes have equal rights and voting privileges, except for matters affecting a single class. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

The Fund may invest in affiliated money market central funds (Money Market Central Funds), which are open-end investment companies available to investment companies and other accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued and net asset value (NAV) per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. Factors used in the determination of fair value may include monitoring news to identify significant market or security specific events such as changes in the value of U.S. securities markets, reviewing developments in foreign markets and evaluating the performance of ADRs, futures contracts and exchange-traded funds. Because the Fund’s utilization of fair value pricing depends on market activity, the frequency with which fair value pricing is used can not be predicted and may be utilized to a significant extent. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts’ terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust.

21	Semiannual Report

Notes to Financial Statements (Unaudited) - continued

1.	Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on the Fund’s understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), partnerships, and losses deferred due to wash sales.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$1,249,201,304
Unrealized depreciation	(152,882,810)

Net unrealized appreciation (depreciation)	$1,096,318,494

Cost for federal income tax purposes	$5,806,770,574

New Accounting Pronouncement. In July 2006, Financial Accounting Standards Board Interpretation No. 48, According for Uncertainty in Income Taxes — an interpretation of FASB Statement 109 (FIN 48) was issued and is effective for fiscal years beginning after December 15,2006. FIN 48 sets forth a threshold for financial statement recognition, measurement and disclosure of a tax position taken or expected to be taken on a tax return. Management is currently evaluating the impact, if any, the adoption of FIN 48 will have on the Fund’s net assets and results of operations.

2.	Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or nongovernment securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and maybe obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally maybe resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price maybe difficult. Information regarding restricted securities is included at the end of the Fund’s Schedule of Investments.

3.	Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $4,500,292,112 and $4,287,996,554, respectively.

4.	Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund’s average net assets and a group fee rate that averaged .27% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .57% of the Fund’s average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate 12b-1 Plans for each Service Class of shares. Each Service Class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a service fee. For the period, the service fee is based on an annual rate of. 10% of Service Class’ average net assets and .25% of Service Class 2’s average net assets.

VIP Mid Cap Portfolio	22

4.	Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan - continued

For the period, each class paid FDC the following amounts, all of which were re-allowed to insurance companies for the distribution of shares and providing shareholder support services:

Service Class	$531,752
Service Class 2	5,092,803

$5,624,555

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the fund’s transfer, dividend disbursing, and shareholder servicing agent. FIIOC receives an asset-based fee with respect to each class. Each class with the exception of Investor Class pays a transfer agent fee, excluding out of pocket expenses, equal to an annual rate of .07% of their month end net assets. Investor Class pays a monthly asset-based transfer agent fee of. 18% of its month end net assets. The total transfer agent fees paid by each class to FIIOC, including out of pocket expenses, were as follows:

Initial Class	$475,953
Service Class	356,794
Service Class 2	1,379,892
Investor Class	88,141

$2,300,780

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund’s accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Affiliated Central Funds. The Fund may invest in Money Market Central Funds which seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

The Money Market Central Funds do not pay a management fee.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $113,695 for the period.

5.	Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $4.2 billion credit facility (the “line of credit”) to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro rata portion of the line of credit, which amounts to $8,808 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

6.	Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund’s Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that maybe received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from affiliated central funds.

7.	Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $658,799 for the period. In addition, through arrangements with the Fund’s custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund’s expenses. During the period, these credits reduced the Fund’s custody expenses by $19,496.

23	Semiannual Report

Notes to Financial Statements (Unaudited) – continued

8.	Other.

The Fund’s organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, FMR or its affiliates were the owners of record of 15% of the total outstanding shares of the Fund and one of otherwise unaffiliated shareholders were the owners of record of 30% of the total outstanding shares of the Fund.

9.	Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2006	Year ended December 31, 2005A
From net investment income
Initial Class	$4,750,962	$—
Service Class	2,713,194	—
Service Class 2	6,828,025	—
Investor Class	253,382	—

Total	$14,545,563	$—

From net realized gain
Initial Class	$160,864,588	$16,950,069
Service Class	122,489,425	13,863,435
Service Class 2	455,271,711	38,923,759
Investor Class	7,898,377	—

Total	$746,524,101	$69,737,263

A	Distributions for Investor Class are for the period July 21, 2005 (commencement of sale of shares) to December 31, 2005.

10.	Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended June 30, 2006	Year ended December 31, 2005A	Six months ended June 30, 2006	Year ended December 31, 2005A
Initial Class
Shares sold	4,820,707	8,278,806	$165,741,344	$262,377,760
Reinvestment of distributions	5,122,659	562,378	165,615,550	16,950,069
Shares redeemed	(3,825,179)	(4,945,419)	(127,313,164)	(156,829,367)

Net increase (decrease)	6,118,187	3,895,765	$204,043,730	$122,498,462

Service Class
Shares sold	1,679,959	2,901,802	$57,151,673	$90,813,964
Reinvestment of distributions	3,889,488	461,807	125,202,619	13,863,435
Shares redeemed	(1,768,494)	(2,267,171)	(59,680,217)	(70,846,869)

Net increase (decrease)	3,800,953	1,096,438	$122,674,075	$33,830,530

Service Class 2
Shares sold	21,905,237	32,986,707	$736,325,902	$1,030,668,046
Reinvestment of distributions	14,476,809	1,305,290	462,099,736	38,923,759
Shares redeemed	(6,548,562)	(5,764,389)	(217,635,963)	(179,268,926)

Net increase (decrease)	29,833,484	28,527,608	$980,789,675	$890,322,879

Investor Class
Shares sold	2,127,114	1,448,928	$72,463,066	$48,632,982
Reinvestment of distributions	252,531	—	8,151,693	—
Shares redeemed	(132,980)	(2,028)	(4,509,797)	(69,529)

Net increase (decrease)	2,246,665	1,446,900	$76,104,962	$48,563,453

A	Share transactions for Investor Class are for the period July 21, 2005 (commencement of sale of shares) to December 31, 2005

VIP Mid Cap Portfolio	24

Board Approval of Investment Advisory Contracts and Management Fees

VIP Mid Cap Portfolio

On January 19, 2006, the Board of Trustees, including the Independent Trustees (together, the Board), voted to approve a general research services agreement (the Agreement) between FMR, FMRCo., Inc. (FMRC), Fidelity Investments Money Management, Inc. (FIMM), and Fidelity Research & Analysis Company (FRAC) (together, the Investment Advisers) for the fund, effective January 20, 2006, pursuant to which FRAC may provide general research and investment advisory support services to FMRC and FIMM. The Board considered that it has approved previously various sub-advisory agreements for the fund with affiliates of FMR that allow FMR to obtain research, non-discretionary advice, or discretionary portfolio management at no additional expense to the fund. The Board, assisted by the advice of fund counsel and independent Trustees’ counsel, considered a broad range of information and determined that it would be beneficial for the fund to access the research and investment advisory support services supplied by FRAC at no additional expense to the fund.

The Board reached this determination in part because the new arrangement will involve no changes in (i) the contractual terms of and fees payable under the fund’s management contract or sub-advisory agreements; (ii) the investment process or strategies employed in the management of the fund’s assets; (iii) the nature or level of services provided under the fund’s management contract or sub-advisory agreements; (iv) the day-to-day management of the fund or the persons primarily responsible for such management; or (v) the ultimate control or beneficial ownership of FMR, FMRC, or FIMM. The Board also considered that the establishment of the Agreement would not necessitate prior shareholder approval of the Agreement or result in an assignment and termination of the fund’s management contract or sub-advisory agreements under the Investment Company Act of 1940.

Because the Board was approving an arrangement with FRAC under which the fund will not bear any additional management fees or expenses and under which the fund’s portfolio manager would not change, it did not consider the fund’s investment performance, competitiveness of management fee and total expenses, costs of services and profitability, or economies of scale to be significant factors in its decision.

In connection with its future renewal of the fund’s management contract and sub-advisory agreements, the Board will consider: (i) the nature, extent, and quality of services provided to the fund, including shareholder and administrative services and investment performance; (ii) the competitiveness of the fund’s management fee and total expenses; (iii) the costs of the services and profitability, including the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering, and servicing the fund and its shareholders; and (iv) whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies.

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the fund’s Agreement is fair and reasonable, and that the fund’s Agreement should be approved.

25	Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research (U.K.) Inc.

Fidelity Research & Analysis Company (formerly Fidelity

Management & Research (Far East) Inc.)

Fidelity Investments Japan Limited

Fidelity International Investment Advisors

Fidelity International Investment Advisors (U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Brown Brothers Harriman & Co.

Boston, MA

RUSSELL INVESTMENT FUNDS

INVESTMENT FUNDS

2006 Semiannual Report

MULTI-STYLE EQUITY FUND

AGGRESSIVE EQUITY FUND

NON-U.S. FUND

REAL ESTATE SECURITIES FUND

CORE BOND FUND

JUNE 30, 2006

Russell Investment Funds

Russell Investment Funds is a series investment company with five different investment portfolios referred to as Funds. These financial statements report on all five of the Funds.

Frank Russell Investment Management Company*

Responsible for overall management and administration of the Funds.

*	On July 1, 2006, Frank Russell Investment Management Company changed its name to Russell Investment Management Company.

Russell Investment Funds

Semiannual Report

June 30, 2006 (Unaudited)

Copyright© Russell Investment Group 2006. All rights reserved.

The Russell logo is a trademark and service mark of Russell Investment Group. Russell Investment Group and Standard & Poor’s Corporation are the owners of the trademarks, service marks, and copyrights related to their respective indexes. Indexes are unmanaged and cannot be invested in directly.

Russell Investment Group (Russell) holds the largest market share of the global manager of managers market which includes “collective investment funds or institutional separate accounts with assets managed as segregated accounts by multiplying underlying managers.” The Cerulli Report™, Quantitative Update: Global Multimanager Product, 2003-2004.

Fund objectives, risks, charges and expenses should be carefully considered before investing. A prospectus containing this and other important information must precede or accompany this material. Please read the prospectus carefully before investing.

On July 1, 2006, Frank Russell Investment Management Company changed its name to Russell Investment Management Company.

Performance quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted.

Russell Fund Distributors, Inc., Member NASD, is the distributor of Russell Investment Funds.

Russell Investment Funds

Multi-Style Equity Fund

Shareholder Expense Example — June 30, 2006 (Unaudited)

Fund Expenses

The following disclosure provides important information regarding each Fund’s Expense Example, which appears on each Fund’s individual page in this Semiannual Report. Please refer to this information when reviewing the Expense Example for a Fund.

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees; and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this Fund is from January 1, 2006 to June 30, 2006.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first column in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Actual Performance	Hypothetical Performance (5% return before expenses)
Beginning Account Value January 1, 2006	$1,000.00	$1,000.00
Ending Account Value June 30, 2006	$1,024.20	$1,020.48
Expenses Paid During Period*	$4.37	$4.36

*	Expenses are equal to the Fund’s annualized expense ratio of 0.87% (representing the one-half year period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Multi-Style Equity Fund	3

Russell Investment Funds

Multi-Style Equity Fund

Schedule of Investments — June 30, 2006 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Common Stocks - 94.1%
Auto and Transportation - 2.9%
Alaska Air Group, Inc. (Æ)	2,300	91
Burlington Northern Santa Fe Corp.	7,350	582
CH Robinson Worldwide, Inc. (Ñ)	6,900	368
CSX Corp.	15,850	1,116
FedEx Corp.	4,300	502
Ford Motor Co. (Ñ)	33,600	233
General Motors Corp. (Ñ)	2,100	62
Genuine Parts Co.	5,400	225
Norfolk Southern Corp.	25,600	1,362
Polaris Industries, Inc. (Ñ)	9,000	390
Swift Transportation Co., Inc. (Æ)(Ñ)	7,500	238
Toyota Motor Corp. - ADR	5,370	562
TRW Automotive Holdings Corp. (Æ)	4,500	123
Union Pacific Corp.	22,900	2,129
United Parcel Service, Inc. Class B	29,000	2,388
UTI Worldwide, Inc.	8,600	217

		10,588

Consumer Discretionary - 12.5%
Best Buy Co., Inc.	12,660	694
Blockbuster, Inc. Class A (Ñ)	51,500	257
Boyd Gaming Corp. (Ñ)	7,200	291
Carnival Corp.	4,250	177
Circuit City Stores, Inc. (Ñ)	3,300	90
Coach, Inc. (Æ)	26,720	799
Costco Wholesale Corp.	12,800	731
Dick’s Sporting Goods, Inc. (Æ)(Ñ)	6,200	246
Dress Barn, Inc. (Æ)(Ñ)	10,500	266
Electronic Arts, Inc. (Æ)	40,200	1,730
Estee Lauder Cos., Inc. (The) Class A	30,400	1,176
Gap, Inc. (The)	38,900	677
Google, Inc. Class A (Æ)	14,899	6,248
Hasbro, Inc.	47,900	867
Hewitt Associates, Inc. Class A (Æ)	34,400	773
International Flavors & Fragrances, Inc. (Ñ)	12,700	448
International Game Technology	19,750	749
JC Penney Co., Inc.	9,000	608
Kimberly-Clark Corp.	11,000	679
Kohl’s Corp. (Æ)	48,400	2,861
Las Vegas Sands Corp. (Æ)	11,900	927
Limited Brands, Inc.	14,900	381
Liz Claiborne, Inc.	4,300	159
Manpower, Inc.	2,400	155
Mattel, Inc.	9,400	155
McDonald’s Corp.	146,350	4,917
Newell Rubbermaid, Inc. (Ñ)	26,100	674
Nike, Inc. Class B	35,200	2,851
Nutri System, Inc. (Æ)(Ñ)	6,600	410
Office Depot, Inc. (Æ)	10,400	395
Omnicom Group, Inc.	21,740	1,937
Quiksilver, Inc. (Æ)(Ñ)	52,800	643
RR Donnelley & Sons Co.	19,300	617
Sabre Holdings Corp. Class A	21,000	462
Scientific Games Corp. Class A (Æ)(Ñ)	25,390	904
Scotts Miracle-Gro Co. (The) Class A (Ñ)	4,100	174
Sears Holdings Corp. (Æ)(Ñ)	5,900	914
ServiceMaster Co. (The)	34,700	358
Six Flags, Inc. (Æ)(Ñ)	4,800	27
Starbucks Corp. (Æ)	29,950	1,131
Starwood Hotels & Resorts Worldwide, Inc. (ö)	26,080	1,574
Tiffany & Co.	10,500	347
Urban Outfitters, Inc. (Æ)(Ñ)	29,800	521
Wal-Mart Stores, Inc.	59,050	2,844
Walt Disney Co.	33,000	990
Yahoo!, Inc. (Æ)	24,500	809
Yum! Brands, Inc.	12,240	615

		46,258

Consumer Staples - 6.6%
Altria Group, Inc.	41,400	3,040
Coca-Cola Co. (The)	31,800	1,368
Coca-Cola Enterprises, Inc.	14,100	287
Colgate-Palmolive Co.	46,500	2,785
ConAgra Foods, Inc.	18,600	411
CVS Corp.	64,600	1,983
Hansen Natural Corp. (Æ)	2,340	445
Hershey Co. (The)	11,000	606
Kroger Co. (The)	22,600	494
Molson Coors Brewing Co. Class B (Ñ)	9,400	638
PepsiCo, Inc.	102,530	6,156
Procter & Gamble Co.	73,500	4,087
Walgreen Co.	29,700	1,332
Whole Foods Market, Inc.	11,180	723

		24,355

Financial Services - 18.2%
AG Edwards, Inc.	7,100	393
Allstate Corp. (The)	11,400	624
American Express Co.	60,000	3,193
American International Group, Inc.	101,050	5,967
AmSouth Bancorp	22,800	603
Annaly Mortgage Management, Inc. (ö)(Ñ)	34,500	442
AON Corp.	58,400	2,033

4	Multi-Style Equity Fund

Russell Investment Funds

Multi-Style Equity Fund

Schedule of Investments, continued — June 30, 2006 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Aspen Insurance Holdings, Ltd.	17,800	415
Astoria Financial Corp.	11,700	356
Bank of America Corp.	136,041	6,544
Bank of New York Co., Inc. (The)	14,800	477
BB&T Corp. (Ñ)	11,400	474
Capital One Financial Corp.	12,700	1,085
CB Richard Ellis Group, Inc. Class A (Æ)	21,390	533
Charles Schwab Corp. (The)	35,730	571
Chicago Mercantile Exchange Holdings, Inc. Class A	1,290	634
Chubb Corp.	21,500	1,073
CIT Group, Inc.	7,100	371
Citigroup, Inc.	109,650	5,289
City National Corp.	900	59
Colonial BancGroup, Inc. (The)	6,700	172
Commerce Bancorp, Inc. (Ñ)	12,300	439
Countrywide Financial Corp.	24,200	922
Dow Jones & Co., Inc. (Ñ)	16,000	560
Equity Office Properties Trust (ö)(Ñ)	9,700	354
Fifth Third Bancorp (Ñ)	9,400	347
First Data Corp.	11,800	531
First Horizon National Corp.	6,700	269
Franklin Resources, Inc.	6,200	538
Fulton Financial Corp. (Ñ)	1,890	30
Global Payments, Inc.	9,660	469
Goldman Sachs Group, Inc.	14,770	2,222
H&R Block, Inc.	13,200	315
Hartford Financial Services Group, Inc.	11,900	1,007
Huntington Bancshares, Inc. (Ñ)	35,500	837
JPMorgan Chase & Co.	133,650	5,613
Keycorp	4,300	153
LandAmerica Financial Group, Inc. Class A (Ñ)	1,700	110
Loews Corp.	11,400	404
Marsh & McLennan Cos., Inc.	12,800	344
Marshall & Ilsley Corp. (Ñ)	7,600	348
Mellon Financial Corp.	9,700	334
Merrill Lynch & Co., Inc.	17,000	1,182
Metlife, Inc.	10,400	533
Morgan Stanley	28,400	1,795
New York Community Bancorp, Inc. (Ñ)	36,800	608
PartnerRe, Ltd.	6,500	416
Paychex, Inc.	34,400	1,341
Philadelphia Consolidated Holding Co. (Æ)(Ñ)	3,300	100
PNC Financial Services Group, Inc.	7,400	519
Popular, Inc. (Ñ)	6,100	117
Principal Financial Group, Inc. (Ñ)	8,100	451
Progressive Corp. (The)	14,900	383
Protective Life Corp.	100	5
Raymond James Financial, Inc. (Ñ)	5,000	151
RenaissanceRe Holdings, Ltd. (Ñ)	8,100	393
Simon Property Group, Inc. (ö)	2,000	166
Sky Financial Group, Inc.	1,900	45
South Financial Group, Inc. (The) (Ñ)	21,100	557
St. Paul Travelers Cos., Inc. (The)	43,261	1,929
Stancorp Financial Group, Inc.	2,300	117
State Street Corp.	5,600	325
SunTrust Banks, Inc.	18,400	1,403
UBS AG	5,400	592
UnionBanCal Corp.	1,000	65
US Bancorp	34,400	1,062
Wachovia Corp.	36,200	1,958
Washington Mutual, Inc.	19,000	866
Wells Fargo & Co.	31,780	2,132
Whitney Holding Corp. (Ñ)	2,300	81
WR Berkley Corp.	11,800	403

		67,149

Health Care - 12.5%
Abbott Laboratories	82,500	3,598
Aetna, Inc.	1,100	44
Allergan, Inc. (Ñ)	12,360	1,326
Amgen, Inc. (Æ)	60,300	3,933
Amylin Pharmaceuticals, Inc. (Æ)(Ñ)	8,200	405
AstraZeneca PLC - ADR	21,230	1,270
Baxter International, Inc.	79,800	2,934
Bio-Rad Laboratories, Inc. Class A (Æ)(Ñ)	900	59
Cardinal Health, Inc.	12,300	791
Caremark Rx, Inc.	62,700	3,127
Celgene Corp. (Æ)(Ñ)	13,880	658
Covance, Inc. (Æ)	6,980	427
Coventry Health Care, Inc. (Æ)(Ñ)	15,700	863
DaVita, Inc. (Æ)	17,430	866
Eli Lilly & Co.	66,300	3,664
Express Scripts, Inc. Class A (Æ)	8,160	585
Fisher Scientific International, Inc. (Æ)	13,200	964
Genentech, Inc. (Æ)	25,580	2,093
Gilead Sciences, Inc. (Æ)	20,720	1,226
Henry Schein, Inc. (Æ)	8,900	416
Human Genome Sciences, Inc. (Æ)(Ñ)	77,500	829
Humana, Inc. (Æ)	2,600	140
IMS Health, Inc.	3,700	99
Intuitive Surgical, Inc. (Æ)(Ñ)	3,470	409
Johnson & Johnson	37,300	2,235
Kinetic Concepts, Inc. (Æ)	7,700	340
Medco Health Solutions, Inc. (Æ)	26,800	1,535

Multi-Style Equity Fund	5

Russell Investment Funds

Multi-Style Equity Fund

Schedule of Investments, continued — June 30, 2006 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Medtronic, Inc.	34,800	1,633
Merck & Co., Inc.	11,100	404
Novartis AG - ADR	28,200	1,521
Panacos Pharmaceuticals, Inc. (Æ)(Ñ)	30,700	170
PDL BioPharma, Inc. (Æ)(Ñ)	24,900	458
Pfizer, Inc.	132,700	3,115
Quest Diagnostics, Inc.	9,710	582
Resmed, Inc. (Æ)	9,520	447
Stryker Corp.	35,200	1,482
Tenet Healthcare Corp. (Æ)(Ñ)	12,200	85
UnitedHealth Group, Inc.	9,900	443
Varian Medical Systems, Inc. (Æ)	4,500	213
WellPoint, Inc. (Æ)	5,700	415
Wyeth	3,400	151

		45,955

Integrated Oils - 6.3%
Chevron Corp.	36,600	2,271
ConocoPhillips	67,800	4,443
Exxon Mobil Corp.	122,350	7,506
Hess Corp.	28,800	1,522
Marathon Oil Corp.	51,502	4,290
Occidental Petroleum Corp.	30,200	3,097
Suncor Energy, Inc.	1,400	114

		23,243

Materials and Processing - 4.7%
Alcoa, Inc.	16,000	518
Allegheny Technologies, Inc.	6,990	484
Archer-Daniels-Midland Co.	35,090	1,449
Avery Dennison Corp.	8,900	517
Bemis Co. (Ñ)	13,900	426
BHP Billiton, Ltd. - ADR	13,100	564
Bowater, Inc. (Ñ)	20,800	473
Cameco Corp. (Ñ)	9,300	372
Chemtura Corp. (Ñ)	36,600	342
Dow Chemical Co. (The)	27,900	1,089
EI Du Pont de Nemours & Co.	21,800	907
EMCOR Group, Inc. (Æ)	2,900	141
International Paper Co.	70,650	2,282
Lennox International, Inc.	2,900	77
Lubrizol Corp.	13,600	542
Lyondell Chemical Co.	18,500	419
MeadWestvaco Corp. (Ñ)	21,400	598
Monsanto Co.	13,440	1,131
Mueller Industries, Inc.	2,000	66
Packaging Corp. of America	26,300	579
Phelps Dodge Corp.	3,400	279
Praxair, Inc.	6,800	367
Quanex Corp. (Ñ)	2,200	95
Rockwood Holdings, Inc. New (Æ)	2,400	55
Rohm & Haas Co.	14,400	722
RPM International, Inc. (Ñ)	22,300	401
Sonoco Products Co.	13,400	424
United States Steel Corp.	13,450	943
USEC, Inc. (Ñ)	5,600	66
Valspar Corp.	15,400	407
Vulcan Materials Co. (Ñ)	4,000	312
Weyerhaeuser Co.	4,400	274

		17,321

Miscellaneous - 5.8%
3M Co.	60,100	4,854
Foster Wheeler, Ltd. (Æ)(Ñ)	4,900	212
General Electric Co.	323,620	10,666
Hillenbrand Industries, Inc. (Ñ)	900	44
Honeywell International, Inc.	96,450	3,887
ITT Industries, Inc.	900	44
Textron, Inc.	18,970	1,749

		21,456

Other Energy - 3.5%
Anadarko Petroleum Corp.	9,800	467
Apache Corp.	19,000	1,297
Baker Hughes, Inc. (Ñ)	21,400	1,752
Devon Energy Corp.	6,200	375
ENSCO International, Inc.	2,900	133
Halliburton Co.	61,400	4,556
National-Oilwell Varco, Inc. (Æ)	6,110	387
Newfield Exploration Co. (Æ)(Ñ)	13,700	670
Peabody Energy Corp.	7,800	435
Schlumberger, Ltd.	33,800	2,201
Valero Energy Corp.	12,200	812

		13,085

Producer Durables - 3.7%
Agilent Technologies, Inc. (Æ)	13,700	432
Alcatel SA - ADR (Æ)(Ñ)	44,700	564
American Power Conversion Corp.	40,400	787
Applied Materials, Inc.	101,430	1,651
Boeing Co.	29,030	2,378
Caterpillar, Inc.	16,500	1,229
Crown Castle International Corp. (Æ)	15,100	522
Diebold, Inc. (Ñ)	11,100	451
Emerson Electric Co.	17,000	1,425
ESCO Technologies, Inc. (Æ)	4,400	235
Hubbell, Inc. Class B	9,700	462
Itron, Inc. (Æ)(Ñ)	3,000	178
Joy Global, Inc.	8,855	461
Manitowoc Co., Inc. (The)	7,600	338

6	Multi-Style Equity Fund

Russell Investment Funds

Multi-Style Equity Fund

Schedule of Investments, continued — June 30, 2006 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Regal-Beloit Corp. Ñ)	4,700	208
Steelcase, Inc. Class A (Ñ)	2,400	39
Technitrol, Inc.	3,100	72
Teradyne, Inc. (Æ)(Ñ)	20,300	283
Thermo Electron Corp. (Æ)	14,900	540
United Technologies Corp.	22,800	1,446

		13,701

Technology - 12.0%
Akamai Technologies, Inc. (Æ)(Ñ)	26,750	968
Amkor Technology, Inc. (Æ)(Ñ)	20,100	190
Analog Devices, Inc.	11,300	363
Apple Computer, Inc. (Æ)	45,910	2,622
Avnet, Inc. (Æ)	5,100	102
Benchmark Electronics, Inc. (Æ)	3,600	87
BMC Software, Inc. (Æ)	3,800	91
Broadcom Corp. Class A (Æ)	38,380	1,153
Cadence Design Systems, Inc. (Æ)	6,000	103
Cisco Systems, Inc. (Æ)	120,300	2,349
Citrix Systems, Inc. (Æ)	8,460	340
Conexant Systems, Inc. (Æ)(Ñ)	16,200	41
Corning, Inc. (Æ)	56,240	1,360
Electronic Data Systems Corp. (Ñ)	9,100	219
EMC Corp. (Æ)	43,900	482
Formfactor, Inc. (Æ)(Ñ)	5,800	259
General Dynamics Corp.	8,400	550
Hewlett-Packard Co.	182,370	5,777
Imation Corp.	1,400	57
Intel Corp.	90,800	1,721
International Business Machines Corp.	16,150	1,241
JDS Uniphase Corp. (Æ)(Ñ)	561,830	1,421
Juniper Networks, Inc. (Æ)	49,700	795
Kemet Corp. (Æ)(Ñ)	1,800	17
L-3 Communications Holdings, Inc.	13,300	1,003
Linear Technology Corp. (Ñ)	12,500	419
Maxim Integrated Products, Inc.	51,100	1,641
Micron Technology, Inc. (Æ)(Ñ)	112,100	1,688
Microsoft Corp.	133,900	3,120
Motorola, Inc.	79,550	1,603
National Semiconductor Corp.	35,500	847
Plexus Corp. (Æ)(Ñ)	1,600	55
Qualcomm, Inc.	131,310	5,262
Red Hat, Inc. (Æ)(Ñ)	15,900	372
Research In Motion, Ltd. (Æ)	20,400	1,423
Rockwell Automation, Inc.	8,880	639
Salesforce.com, Inc. (Æ)(Ñ)	13,140	350
SanDisk Corp. (Æ)(Ñ)	16,600	846
Sanmina-SCI Corp. (Æ)	13,100	60
Seagate Technology, Inc. (Æ)	2,300	—
Silicon Image, Inc. (Æ)	31,500	340
Sun Microsystems, Inc. (Æ)(Ñ)	106,500	442
Sycamore Networks, Inc. (Æ)	9,800	40
Symantec Corp. (Æ)	6,900	107
Synopsys, Inc. (Æ)	10,200	191
Texas Instruments, Inc.	39,600	1,199
Unisys Corp. (Æ)	21,900	138

		44,093

Utilities - 5.4%
Alltel Corp.	6,400	409
Ameren Corp. (Ñ)	4,000	202
Aqua America, Inc. (Ñ)	2,700	62
AT&T, Inc.	39,400	1,099
Atmos Energy Corp.	5,600	156
BellSouth Corp.	58,600	2,121
Citizens Communications Co. (Ñ)	45,500	594
Comcast Corp. Class A (Æ)	16,800	550
Consolidated Edison, Inc. (Ñ)	4,700	209
Dominion Resources, Inc.	26,200	1,959
Edison International	4,500	175
Entergy Corp. (Ñ)	31,900	2,257
Exelon Corp.	22,800	1,296
FirstEnergy Corp.	2,100	114
FPL Group, Inc. (Ñ)	15,500	641
NII Holdings, Inc. (Æ)	9,000	507
NiSource, Inc.	19,400	424
Northeast Utilities	36,400	752
NSTAR (Ñ)	14,200	406
Progress Energy, Inc.	1,300	—
SCANA Corp.	5,100	197
Southern Co. (The) (Ñ)	9,400	301
Sprint Nextel Corp.	86,800	1,735
TECO Energy, Inc.	8,100	121
TXU Corp.	15,400	921
Valor Communications Group, Inc. (Ñ)	27,300	313
Verizon Communications, Inc.	61,000	2,043
Vodafone Group PLC - ADR	21,400	456
Wisconsin Energy Corp.	1,800	73

		20,093

Total Common Stocks (cost $318,657)		347,297

Multi-Style Equity Fund	7

Russell Investment Funds

Multi-Style Equity Fund

Schedule of Investments, continued — June 30, 2006 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Short-Term Investments - 5.9%
Frank Russell Investment Company
Money Market Fund	20,910,000	20,910
United States Treasury Bills (Ž)(§)
4.885% due 09/14/06	1,000	990

Total Short-Term Investments (cost $21,900)		21,900

Other Securities - 8.2%
State Street Securities Lending Quality Trust (x)	30,172,012	30,172

Total Other Securities (cost $30,172)		30,172

Total Investments - 108.2%
(identified cost $370,729)		399,369
Other Assets and Liabilities, Net - (8.2%)		(30,419)

Net Assets - 100.0%		368,950

Futures Contracts (Number of Contracts)	Notional Amount $	Unrealized Appreciation (Depreciation) $
Long Positions
Russell 1000 Index expiration date 09/06 (7)	2,440	(3)
S&P 500 E-Mini Index (CME) expiration date 09/06 (65)	4,158	44
S&P 500 Index (CME) expiration date 09/06 (18)	5,757	68
S&P Midcap 400 E-Mini Index (CME) expiration date 09/06 (115)	8,873	215

Total Unrealized Appreciation (Depreciation) on Open Futures Contracts		324

See accompanying notes which are an integral part of the financial statements.

8	Multi-Style Equity Fund

Russell Investment Funds

Multi-Style Equity Fund

Presentation of Portfolio Holdings — June 30, 2006 (Unaudited)

Categories	% of Net Assets
Auto and Transportation	2.9
Consumer Discretionary	12.5
Consumer Staples	6.6
Financial Services	18.2
Health Care	12.5
Integrated Oils	6.3
Materials and Processing	4.7
Miscellaneous	5.8
Other Energy	3.5
Producer Durables	3.7
Technology	12.0
Utilities	5.4
Short-Term Investments	5.9
Other Securities	8.2

Total Investments	108.2
Other Assets and Liabilities, Net	(8.2)

100.0

Futures Contracts	0.1

See accompanying notes which are an integral part of the financial statements.

Multi-Style Equity Fund	9

Russell Investment Funds

Aggressive Equity Fund

Shareholder Expense Example — June 30, 2006 (Unaudited)

Fund Expenses

The following disclosure provides important information regarding each Fund’s Expense Example, which appears on each Fund’s individual page in this Semiannual Report. Please refer to this information when reviewing the Expense Example for a Fund.

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees; and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this Fund is from January 1, 2006 to June 30, 2006.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first column in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Actual Performance	Hypothetical Performance (5% return before expenses)
Beginning Account Value
January 1, 2006	$1,000.00	$1,000.00
Ending Account Value
June 30, 2006	$1,074.50	$1,019.59
Expenses Paid During Period*	$5.40	$5.26

*	Expenses are equal to the Fund’s annualized expense ratio of 1.05% (representing the one-half year period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Reflects amounts waived and/or reimbursed by the investment adviser. Without the waiver and/or reimbursement, expenses would have been higher.

10	Aggressive Equity Fund

Russell Investment Funds

Aggressive Equity Fund

Schedule of Investments — June 30, 2006 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Common Stocks - 95.1%
Auto and Transportation - 2.9%
AAR Corp. (Æ)(Ñ)	22,649	503
ABX Air, Inc. (Æ)	23,400	141
Airtran Holdings, Inc. (Æ)	21,380	318
Alaska Air Group, Inc. (Æ)	6,400	252
ArvinMeritor, Inc. (Ñ)	19,200	330
Dana Corp.	33,200	88
Expeditors International Washington, Inc.	5,686	318
Frozen Food Express Industries (Æ)(Ñ)	2,400	26
Grupo TMM SA - ADR (Æ)	13,500	55
Hayes Lemmerz International, Inc. (Æ)(Ñ)	5,100	16
Hub Group, Inc. Class A (Æ)	11,114	273
Kansas City Southern (Æ)(Ñ)	6,200	172
Kirby Corp. (Æ)(Ñ)	8,400	332
Laidlaw International, Inc.	15,000	378
Marten Transport, Ltd. (Æ)	1,619	35
Monaco Coach Corp. (Ñ)	5,000	63
Navistar International Corp. (Æ)	14,000	345
Noble International, Ltd. (Ñ)	1,800	26
Oshkosh Truck Corp.	7,780	370
PAM Transportation Services, Inc. (Æ)	1,300	38
SCS Transportation, Inc. (Æ)	2,400	66
Tidewater, Inc.	1,300	64
TRW Automotive Holdings Corp. (Æ)	11,200	305
Universal Truckload Services, Inc. (Æ)(Ñ)	6,200	212
US Xpress Enterprises, Inc. Class A (Æ)(Ñ)	3,400	92
UTI Worldwide, Inc.	20,343	513
Visteon Corp. (Æ)	42,800	309
Wabtec Corp.	20,629	771

		6,411

Consumer Discretionary - 16.7%
1-800-FLOWERS.COM, Inc. Class A (Æ)(Ñ)	4,700	27
Abercrombie & Fitch Co. Class A	5,180	287
Adesa, Inc.	12,500	278
Administaff, Inc. (Ñ)	3,893	139
Advisory Board Co. (The) (Æ)	7,071	340
Advo, Inc.	2,000	49
Allied Waste Industries, Inc. (Æ)	7,500	85
Ambassadors Group, Inc.	6,980	202
Amerco, Inc. (Æ)(Ñ)	700	70
American Greetings Corp. Class A (Ñ)	9,630	202
AMN Healthcare Services, Inc. (Æ)	28,700	583
AnnTaylor Stores Corp. (Æ)(Ñ)	12,100	525
Asbury Automotive Group, Inc. (Æ)(Ñ)	1,600	34
Autonation, Inc. (Æ)	2,449	53
Baidu.com - ADR (Æ)(Ñ)	1,800	149
Bally Technologies, Inc. (Æ)(Ñ)	7,700	127
Barnes & Noble, Inc.	3,000	109
Belo Corp. Class A	11,222	175
Big Lots, Inc. (Æ)	41,378	707
Bob Evans Farms, Inc.	1,600	48
Bon-Ton Stores, Inc. (The) (Ñ)	11,950	261
Borders Group, Inc.	22,400	414
Boyd Gaming Corp. (Ñ)	4,500	182
Brightpoint, Inc. (Æ)(Ñ)	29,420	398
Brink’s Co. (The)	693	39
Brinker International, Inc. (Ñ)	4,400	160
Brown Shoe Co., Inc.	12,650	431
Buffalo Wild Wings, Inc. (Æ)(Ñ)	12,800	490
Callaway Golf Co.	22,900	297
Catalina Marketing Corp. (Ñ)	12,878	367
Central European Distribution Corp. (Æ)(Ñ)	2,500	63
Cenveo, Inc. (Æ)(Ñ)	12,300	221
Charlotte Russe Holding, Inc. (Æ)(Ñ)	10,200	244
Charming Shoppes, Inc. (Æ)	15,300	172
Cheesecake Factory, Inc. (The) (Æ)	5,416	146
Chemed Corp.	10,986	599
Chico’s FAS, Inc. (Æ)	5,440	147
Choice Hotels International, Inc. (Ñ)	12,540	760
Christopher & Banks Corp.	16,300	473
Coach, Inc. (Æ)	5,628	168
Convergys Corp. (Æ)	23,200	452
Corinthian Colleges, Inc. (Æ)(Ñ)	12,600	181
Corrections Corp. of America (Æ)(Ñ)	23,600	1,249
Cox Radio, Inc. Class A (Æ)(Ñ)	13,800	199
CROCS, Inc. (Æ)(Ñ)	20,400	513
Ctrip.com International, Ltd. - ADR (Ñ)	2,000	102
DeVry, Inc. (Æ)	11,500	253
Dollar Thrifty Automotive Group (Æ)(Ñ)	8,300	374
Domino’s Pizza, Inc.	1,300	32
DreamWorks Animation SKG, Inc. Class A (Æ)	22,163	508
Dress Barn, Inc. (Æ)(Ñ)	23,400	593
Earthlink, Inc. (Æ)(Ñ)	25,500	221
Entercom Communications Corp. Class A	3,600	94
FTI Consulting, Inc. (Æ)	14,300	383
Furniture Brands International, Inc. (Ñ)	8,400	175

Aggressive Equity Fund	11

Russell Investment Funds

Aggressive Equity Fund

Schedule of Investments, continued — June 30, 2006 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Gemstar-TV Guide International, Inc. (Æ)	181,800	640
Getty Images, Inc. (Æ)	5,431	345
Global Imaging Systems, Inc. (Æ)	2,000	83
Group 1 Automotive, Inc.	8,044	453
Guess?, Inc. (Æ)(Ñ)	6,800	284
Harman International Industries, Inc.	2,936	251
Hasbro, Inc.	20,900	378
Hewitt Associates, Inc. Class A (Æ)	8,700	196
Iconix Brand Group, Inc. (Æ)(Ñ)	11,670	191
IKON Office Solutions, Inc.	20,204	255
International Speedway Corp. Class A	5,000	232
Intrawest Corp.	8,571	273
Isle of Capri Casinos, Inc. (Æ)(Ñ)	4,800	123
ITT Educational Services, Inc. (Æ)	5,400	355
J Crew Group, Inc. (Æ)	1,900	52
Jack in the Box, Inc. (Æ)	11,100	435
Jackson Hewitt Tax Service, Inc. (Ñ)	15,300	480
Jarden Corp. (Æ)(Ñ)	3,700	113
Jo-Ann Stores, Inc. (Æ)(Ñ)	11,700	171
John Wiley & Sons, Inc. Class A	1,000	33
Jones Apparel Group, Inc.	3,606	115
Kellwood Co. (Ñ)	14,479	424
Korn/Ferry International (Æ)	27,259	534
Landry’s Restaurants, Inc. (Ñ)	10,800	350
Leapfrog Enterprises, Inc. Class A (Æ)(Ñ)	12,000	121
Lee Enterprises, Inc.	4,900	132
Libbey, Inc. (Ñ)	3,900	29
Life Time Fitness, Inc. (Æ)(Ñ)	16,900	782
Lifetime Brands, Inc. (Ñ)	2,000	43
Lightbridge, Inc. (Æ)	7,000	91
Liquidity Services, Inc. (Æ)	1,300	20
Lithia Motors, Inc. Class A (Ñ)	2,100	64
Live Nation, Inc. (Æ)	3,900	79
Liz Claiborne, Inc.	7,793	289
Lone Star Steakhouse & Saloon, Inc.	8,500	223
Manpower, Inc.	5,818	376
Marcus Corp.	4,100	86
MAXIMUS, Inc.	2,600	60
Media General, Inc. Class A	1,500	63
MPS Group, Inc. (Æ)(Ñ)	61,433	925
MSC Industrial Direct Co., Inc. Class A	3,300	157
NetFlix, Inc. (Æ)(Ñ)	16,700	454
O’Reilly Automotive, Inc. (Æ)	10,485	327
Orient-Express Hotels, Ltd. Class A	8,884	345
Papa John’s International, Inc. (Æ)(Ñ)	4,600	153
Penn National Gaming, Inc. (Æ)(Ñ)	26,606	1,032
Perficient, Inc. (Æ)(Ñ)	14,100	174
Perry Ellis International, Inc. (Æ)(Ñ)	1,900	48
PHH Corp. (Æ)	12,656	349
Phillips-Van Heusen Corp.	6,100	233
Pier 1 Imports, Inc. (Ñ)	19,600	137
Pre-Paid Legal Services, Inc. (Ñ)	5,577	192
Prestige Brands Holdings, Inc. (Æ)(Ñ)	18,700	186
ProQuest Co. (Æ)(Ñ)	7,800	96
Providence Service Corp. (The) (Æ)(Ñ)	4,800	131
Quiksilver, Inc. (Æ)	13,500	164
Radio One, Inc. Class D (Æ)	13,700	101
RadioShack Corp. (Ñ)	14,500	203
Regal Entertainment Group Class A	17,322	352
Ross Stores, Inc.	4,100	115
RR Donnelley & Sons Co.	1,700	54
Rush Enterprises, Inc. Class B (Æ)	2,300	39
Russell Corp. (Ñ)	15,600	283
Scholastic Corp. (Æ)(Ñ)	9,200	239
Scotts Miracle-Gro Co. (The) Class A (Ñ)	7,900	334
Six Flags, Inc. (Æ)(Ñ)	21,200	119
Skechers USA, Inc. Class A (Æ)	4,976	120
Sonic Automotive, Inc. Class A (Ñ)	22,980	510
Sourcecorp, Inc. (Æ)	7,704	191
Spanish Broadcasting System, Inc. Class A (Æ)	5,000	26
Speedway Motorsports, Inc. (Ñ)	2,900	109
Spherion Corp. (Æ)	40,700	371
Stamps.com, Inc. (Æ)(Ñ)	3,000	83
Stanley Works (The)	10,421	492
Steven Madden, Ltd.	3,500	104
Stewart Enterprises, Inc. Class A (Ñ)	33,800	194
Stride Rite Corp.	4,000	53
Tech Data Corp. (Æ)	4,760	182
TeleTech Holdings, Inc. (Æ)(Ñ)	15,800	200
Tiffany & Co. (Ñ)	8,800	291
Trans World Entertainment Corp. (Æ)(Ñ)	1,000	7
Tuesday Morning Corp. (Ñ)	12,300	162
Tweeter Home Entertainment Group, Inc. (Æ)(Ñ)	7,400	53
Under Armour, Inc. Class A (Æ)(Ñ)	2,400	102
Valassis Communications, Inc. (Æ)	5,300	125
Volcom, Inc. (Æ)(Ñ)	4,900	157
Warnaco Group, Inc. (The) (Æ)	12,500	233
WESCO International, Inc. (Æ)(Ñ)	9,500	655
Wet Seal, Inc. (The) Class A (Æ)(Ñ)	12,200	60
World Fuel Services Corp.	900	41

		36,237

Consumer Staples - 1.9%
Church & Dwight Co., Inc.	9,200	335
Dean Foods Co. (Æ)	5,600	208

12	Aggressive Equity Fund

Russell Investment Funds

Aggressive Equity Fund

Schedule of Investments, continued — June 30, 2006 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Flowers Foods, Inc.	1,600	46
Great Atlantic & Pacific Tea Co. (Ñ)	10,123	230
Herbalife, Ltd. (Æ)	7,100	283
Ingles Markets, Inc. Class A	2,905	50
J&J Snack Foods Corp.	1,100	37
Longs Drug Stores Corp.	16,418	749
M&F Worldwide Corp. (Æ)(Ñ)	21,620	348
Maui Land & Pineapple Co., Inc. (Æ)(Ñ)	500	19
Molson Coors Brewing Co. Class B (Ñ)	4,100	278
National Beverage Corp. (Ñ)	3,300	47
Pathmark Stores, Inc. (Æ)(Ñ)	9,700	91
PepsiAmericas, Inc.	9,600	212
Performance Food Group Co. (Æ)(Ñ)	9,697	295
Premium Standard Farms, Inc. (Ñ)	2,800	46
Ralcorp Holdings, Inc. (Æ)	4,800	204
Schweitzer-Mauduit International, Inc.	1,700	37
Seaboard Corp. (Ñ)	362	463
Smithfield Foods, Inc. (Æ)	6,448	186
Spartan Stores, Inc. (Ñ)	3,700	54

		4,218

Financial Services - 18.9%
Advent Software, Inc. (Æ)	17,100	617
Affiliated Managers Group, Inc. (Æ)	5,536	481
Affirmative Insurance Holdings, Inc. (Ñ)	1,500	23
Affordable Residential Communities (Ñ)	5,000	54
AG Edwards, Inc.	6,300	348
Alleghany Corp. (Æ)	787	217
Alliance Data Systems Corp. (Æ)(Ñ)	27,570	1,622
AMB Property Corp. (ö)	9,200	465
Amcore Financial, Inc. (Ñ)	7,400	217
American Capital Strategies, Ltd. (Ñ)	10,900	365
American Financial Group, Inc.	6,400	275
American Home Mortgage Investment Corp. (ö)(Ñ)	8,546	315
American Physicians Capital, Inc. (Æ)	1,200	63
AmeriCredit Corp. (Æ)	16,300	455
Anthracite Capital, Inc. (ö)(Ñ)	14,622	178
Anworth Mortgage Asset Corp. (ö)	7,000	58
Apollo Investment Corp.	9,700	179
Ashford Hospitality Trust, Inc. (ö)(Ñ)	17,900	226
Associated Banc-Corp.	7,899	249
Assurant, Inc.	7,359	356
BancFirst Corp.	1,000	45
Bank of Hawaii Corp.	15,209	754
Banner Corp. (Ñ)	1,000	39
BioMed Realty Trust, Inc. (ö)	16,900	506
BlackRock, Inc. Class A	1,500	209
BOK Financial Corp.	1,030	51
Brookline Bancorp, Inc. (Ñ)	13,700	189
Capital Trust, Inc. Class A (¨o)(Ñ)	1,600	57
Cash America International, Inc. (Ñ)	11,500	368
CBL & Associates Properties, Inc. (ö)	5,200	202
Checkfree Corp. (Æ)	4,620	229
Chittenden Corp.	1,800	47
CIT Group, Inc.	4,000	209
City National Corp.	10,640	693
Colonial BancGroup, Inc. (The)	16,000	411
Commerce Bancshares, Inc.	2,200	110
Commerce Group, Inc.	5,200	154
Community Bank System, Inc. (Ñ)	9,500	192
CompuCredit Corp. (Æ)(Ñ)	13,157	506
Corus Bankshares, Inc. (Ñ)	10,860	284
Cousins Properties, Inc. (ö)	5,000	155
Covanta Holding Corp. (Æ)(Ñ)	13,100	231
Cullen/Frost Bankers, Inc. (Ñ)	2,900	166
Cybersource Corp. (Æ)(Ñ)	23,000	269
Deerfield Triarc Capital Corp. (ö)	3,100	40
Delphi Financial Group Class A	12,433	452
DiamondRock Hospitality Co. (ö)(Å)	20,800	309
Digital Insight Corp. (Æ)	3,400	117
Dun & Bradstreet Corp. (Æ)	2,100	146
EMC Insurance Group, Inc. (Ñ)	3,900	112
Equity One, Inc. (ö)(Ñ)	11,400	238
Euronet Worldwide, Inc. (Æ)(Ñ)	10,000	384
Federal Realty Investors Trust (ö)	5,300	371
FelCor Lodging Trust, Inc. (ö)	12,600	274
Fidelity Bankshares, Inc. (Ñ)	4,100	130
Fieldstone Investment Corp. (ö)(Ñ)	15,600	143
First American Corp.	14,200	600
First Cash Financial Services, Inc. (Æ)	4,293	85
First Citizens BancShares, Inc. Class A (Ñ)	600	120
First Community Bancorp	1,800	106
First Financial Bankshares, Inc. (Ñ)	1,000	37
First Indiana Corp. (Æ)(Ñ)	5,151	134
First Niagara Financial Group, Inc.	18,400	258
First Regional Bancorp (Æ)(Ñ)	1,000	88
First Republic Bank	2,600	119
FirstFed Financial Corp. (Æ)(Ñ)	8,400	484
Fremont General Corp. (Ñ)	30,300	562
Fulton Financial Corp. (Ñ)	5,460	87
GFI Group, Inc. (Æ)(Ñ)	1,400	76
Global Payments, Inc.	14,200	689
Gramercy Capital Corp. (ö)(Ñ)	1,676	43
Greater Bay Bancorp (Ñ)	8,700	250
H&E Equipment Services, Inc. (Æ)(Ñ)	2,100	62
Hanmi Financial Corp. (Ñ)	5,700	111

Aggressive Equity Fund	13

Russell Investment Funds

Aggressive Equity Fund

Schedule of Investments, continued — June 30, 2006 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Hanover Insurance Group, Inc. (The)	10,000	475
Harbor Florida Bancshares, Inc. (Ñ)	1,500	56
Harleysville Group, Inc.	1,000	32
HCC Insurance Holdings, Inc.	850	25
Health Care Property Investors, Inc. (ö)(Ñ)	900	24
HealthExtras, Inc. (Æ)(Ñ)	18,100	547
Heartland Payment Systems, Inc. (Æ)(Ñ)	8,000	223
Horace Mann Educators Corp.	6,000	102
Hospitality Properties Trust (ö)	4,100	180
HRPT Properties Trust (ö)	44,600	516
IBERIABANK Corp. (Ñ)	900	52
IMPAC Mortgage Holdings, Inc. (ö)	1,000	11
IndyMac Bancorp, Inc.	9,900	454
Infinity Property & Casualty Corp.	3,200	131
Innkeepers USA Trust (ö)	1,900	33
Intersections, Inc. (Æ)(Ñ)	1,100	12
iStar Financial, Inc. (ö)	7,650	289
ITLA Capital Corp.	500	26
Jameson Inns, Inc. (Æ)(Ñ)	92,200	269
Jefferies Group, Inc.	12,000	356
JER Investors Trust, Inc. (ö)(Ñ)(Þ)	6,168	96
Jersey Investment Trust, Inc. (Æ)	9,200	144
Jones Lang LaSalle, Inc.	4,300	376
KKR Financial Corp. (ö)	12,650	263
Knight Capital Group, Inc. Class A (Æ)	13,600	207
LandAmerica Financial Group, Inc. Class A (Ñ)	15,290	988
Legg Mason, Inc.	2,500	249
Liberty Property Trust (ö)(Ñ)	7,000	309
Luminent Mortgage Capital, Inc. (ö)	8,600	80
Macatawa Bank Corp. (Ñ)	8,705	204
Mack-Cali Realty Corp. (ö)	6,800	312
MAF Bancorp, Inc.	2,300	99
Marshall & Ilsley Corp.	4,040	185
MB Financial, Inc. (Æ)	2,000	71
Medical Properties Trust, Inc. (ö)(Ñ)	12,100	134
Mercantile Bank Corp. (Ñ)	5,635	225
Mercantile Bankshares Corp.	2,876	103
Mid-America Apartment Communities, Inc. (ö)	4,200	234
Morningstar, Inc. (Æ)(Ñ)	8,765	364
National Health Investors, Inc. (ö)(Ñ)	2,300	62
National Penn Bancshares, Inc. (Ñ)	983	20
National Retail Properties, Inc. (ö)	30,500	608
Nationwide Financial Services, Inc. (Ñ)	5,900	260
Navigators Group, Inc. (Æ)	5,600	245
New Century Financial Corp. (Æ)(ö)	1,200	55
New York Community Bancorp, Inc. (Ñ)	3,900	64
Newcastle Investment Corp. (ö)(Ñ)	10,300	261
NorthStar Realty Finance Corp. (ö)	4,100	49
Oak Hill Financial, Inc.	5,800	148
OceanFirst Financial Corp. (Ñ)	1,503	33
Ohio Casualty Corp.	7,400	220
Old Republic International Corp.	12,875	275
Omega Financial Corp. (Ñ)	356	11
Open Solutions, Inc. (Æ)(Ñ)	7,100	189
optionsXpress Holdings, Inc. (Ñ)	8	—
Parkvale Financial Corp. (Ñ)	3,557	104
Philadelphia Consolidated Holding Co. (Æ)	7,000	212
Portfolio Recovery Associates, Inc. (Æ)(Ñ)	8,400	384
PowerShares Dynamic Retail Portfolio	5,500	95
Preferred Bank	2,000	107
Presidential Life Corp. (Ñ)	4,900	120
ProAssurance Corp. (Æ)	12,244	590
Protective Life Corp.	2,900	135
Provident Financial Services, Inc.	5,300	95
PS Business Parks, Inc. (ö)	1,600	94
R&G Financial Corp. Class B	8,400	72
Raymond James Financial, Inc. (Ñ)	13,000	393
Realty Income Corp. (ö)(Ñ)	3,000	66
Regency Centers Corp. (ö)	2,100	130
Reinsurance Group of America, Inc.	2,735	134
Rewards Network, Inc. (Æ)	5,200	42
RLI Corp.	2,100	101
Ryder System, Inc.	10,700	625
Sl Corp. (Æ)(Ñ)	13,700	66
Safety Insurance Group, Inc. (Ñ)	9,100	433
Scottish Re Group, Ltd. (Ñ)	12,400	207
SeaBright Insurance Holdings, Inc. (Æ)	4,150	67
SEI Investments Co.	5,900	288
Selective Insurance Group, Inc.	600	33
Senior Housing Properties Trust (ö)	20,660	370
Sky Financial Group, Inc.	5,000	118
Spirit Finance Corp. (ö)(Ñ)	17,790	200
Stancorp Financial Group, Inc.	8,800	448
State Auto Financial Corp.	1,200	39
Sterling Bancorp (Ñ)	1,260	25
Sterling Bancshares, Inc.	7,600	142
Sterling Financial Corp. (Ñ)	1,000	22
Stewart Information Services Corp.	12,360	449
Susquehanna Bancshares, Inc.	5,200	124
TCF Financial Corp. (Ñ)	4,800	127
Thomas Weisel Partners Group, Inc. (Æ)(Ñ)	17,499	333

14	Aggressive Equity Fund

Russell Investment Funds

Aggressive Equity Fund

Schedule of Investments, continued — June 30, 2006 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
TNS, Inc. (Æ)	9,600	199
Tower Group, Inc.	30,511	923
UMB Financial Corp.	1,400	47
Umpqua Holdings Corp. (N)	1,200	31
United PanAm Financial Corp. (Æ)	9,300	283
United Rentals, Inc. (Æ)(N)	24,700	790
Ventas, Inc. (ö)	7,175	243
W Holding Co., Inc. (N)	16,600	110
Washington Real Estate Investment Trust (ö)(N)	5,300	194
Weingarten Realty Investors (ö)	1,200	46
Whitney Holding Corp.	3,700	131
Wilshire Bancorp, Inc. (N)	4,028	73
World Acceptance Corp. (Æ)	6,800	242
WSFS Financial Corp.	4,660	286
Zenith National Insurance Corp.	3,100	123

		41,133

Health Care – 8.8%
Accelrys, Inc. (Æ)(N)	20,900	149
Adams Respiratory Therapeutics, Inc. (Æ)(N)	3,400	152
Affymetrix, Inc. (Æ)	10,999	282
Air Methods Corp. (Æ)	4,300	113
Albany Molecular Research, Inc. (Æ)(N)	25,400	271
Alkermes, Inc. (Æ)(N)	33,400	632
Allscripts Healthcare Solutions, Inc. (Æ)(N)	31,214	548
Alpharma, Inc. Class A	6,300	151
American Medical Systems Holdings, Inc. (Æ)	30,508	508
Analogic Corp. (N)	4,800	224
Applera Corp. - Celera Genomics Group (Æ)	26,600	344
Arthrocare Corp. (Æ)	6,028	253
Barr Pharmaceuticals, Inc. (Æ)	3,620	173
Beckman Coulter, Inc.	1,800	100
Bio-Rad Laboratories, Inc. Class A (Æ)	3,737	243
Cephalon, Inc. (Æ)(N)	2,600	156
Cerner Corp. (Æ)(N)	7,262	269
Charles River Laboratories International, Inc. (Æ)	7,400	272
Community Health Systems, Inc. (Æ)	19,065	701
Cooper Cos., Inc. (The) (N)	7,800	345
Dade Behring Holdings, Inc.	2,449	102
DaVita, Inc. (Æ)	14,369	714
Diagnostic Products Corp.	900	52
Digene Corp. (Æ)(N)	10,000	387
Discovery Laboratories, Inc. (Æ)(N)	10,600	22
Emdeon Corp. (Æ)	4,900	61
Endo Pharmaceuticals Holdings, Inc. (Æ)	23,500	775
Exelixis, Inc. (Æ)	9,200	92
Flamel Technologies SA - ADR (Æ)(N)	3,100	57
Genesis HealthCare Corp. (Æ)	4,150	197
Genomic Health, Inc. (Æ)	1,000	12
Greatbatch, Inc. (Æ)(N)	9,800	231
HealthTronics, Inc. (Æ)	15,800	121
Healthways, Inc. (Æ)	7,239	381
Henry Schein, Inc. (Æ)	7,047	329
Hologic, Inc. (Æ)(N)	11,419	564
Hooper Holmes, Inc. (N)	800	2
Illumina, Inc. (Æ)(N)	15,966	474
Immucor, Inc. (Æ)	2,280	44
Intralase Corp. (Æ)(N)	20,000	335
Kendle International, Inc. (Æ)(N)	3,200	118
Kyphon, Inc. (Æ)(N)	6,800	261
Lifecell Corp. (Æ)(N)	24,700	764
LifePoint Hospitals, Inc. (Æ)	5,400	174
Magellan Health Services, Inc. (Æ)	2,800	127
Medcath Corp. (Æ)(N)	2,100	40
Mentor Corp.	10,280	447
MGI Pharma, Inc. (Æ)(N)	6,300	135
Mylan Laboratories, Inc.	2,200	44
Myriad Genetics, Inc. (Æ)(N)	7,400	187
Neurocrine Biosciences, Inc. (Æ)(N)	3,700	39
Neurometrix, Inc. (Æ)(N)	8,600	262
New River Pharmaceuticals, Inc. (Æ)(N)	2,102	60
NuVasive, Inc. (Æ)(N)	1,704	31
Omnicare, Inc. (N)	2,000	95
Pain Therapeutics, Inc. (Æ)(N)	10,600	89
Palomar Medical Technologies, Inc. (Æ)(N)	1,400	64
Parexel International Corp. (Æ)	5,400	156
PDL BioPharma, Inc. (Æ)(N)	5,800	107
Pediatrix Medical Group, Inc. (Æ)	1,100	50
Per-Se Technologies, Inc. (Æ)(N)	4,800	121
Pharmacopeia Drug Discovery, Inc. (Æ)(N)	10,250	41
Pharmacyclics, Inc. (Æ)(N)	1,600	6
Phase Forward, Inc. (Æ)	18,900	218
Quality Systems, Inc.	8,828	325
Res-Care, Inc. (Æ)	5,600	112
Resmed, Inc. (Æ)	14,768	693
Sciclone Pharmaceuticals, Inc. (Æ)(N)	5,800	13
Sierra Health Services, Inc. (Æ)(N)	17,126	771
SonoSite, Inc. (Æ)(N)	12,900	504
Sunrise Senior Living, Inc. (Æ)(N)	25,429	703

Aggressive Equity Fund	15

Russell Investment Funds

Aggressive Equity Fund

Schedule of Investments, continued — June 30, 2006 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
SurModics, Inc. (Æ)(Ñ)	1,840	66
Tenet Healthcare Corp. (Æ)(Ñ)	10,600	74
Thoratec Corp. (Æ)(Ñ)	12,200	169
United Surgical Partners International, Inc. (Æ)	11,114	334
Universal Health Services, Inc. Class B	3,000	151
Varian Medical Systems, Inc. (Æ)	4,709	223
Watson Pharmaceuticals, Inc. (Æ)(Ñ)	13,500	314
West Pharmaceutical Services, Inc.	4,000	145
Zymogenetics, Inc. (Æ)(Ñ)	7,500	142

		19,213

Materials and Processing - 8.5%
Airgas, Inc. (Ñ)	25,161	937
Aleris International, Inc. (Æ)	5,893	270
Ashland, Inc. (Ñ)	2,300	153
Barnes Group, Inc. (Ñ)	13,000	259
Bluegreen Corp. (Æ)(Ñ)	2,900	33
BlueLinx Holdings, Inc. (Ñ)	8,021	105
Builders FirstSource, Inc. (Æ)(Ñ)	4,100	83
Building Material Holding Corp. (Ñ)	6,600	184
Cambrex Corp. (Ñ)	8,700	181
Celanese Corp. Class A	13,100	268
Century Aluminum Co. (Æ)(Ñ)	13,379	477
Ceradyne, Inc. (Æ)(Ñ)	3,000	148
CF Industries Holdings, Inc.	17,500	250
Chesapeake Corp. (Ñ)	900	15
Chicago Bridge & Iron Co. NV	10,883	263
Coeur d’Alene Mines Corp. (Æ)(Ñ)	30,700	148
Comfort Systems USA, Inc. (Ñ)	33,000	472
Commercial Metals Co.	7,000	180
Consolidated-Tomoka Land Co. (Ñ)	2,700	149
Constar International, Inc. (Æ)(Ñ)	9,800	38
Crown Holdings, Inc. (Æ)	6,100	95
Cytec Industries, Inc.	5,400	290
Dycom Industries, Inc. (Æ)(Ñ)	10,900	232
Eagle Materials, Inc. (Ñ)	1,700	81
ElkCorp (Ñ)	7,400	205
EMCOR Group, Inc. (Æ)(Ñ)	12,500	608
Energizer Holdings, Inc. (Æ)(Ñ)	5,290	310
Energy Conversion Devices, Inc. (Æ)	3,987	145
FMC Corp.	5,300	341
Granite Construction, Inc.	7,100	321
Greif, Inc. Class A	900	67
Griffon Corp. (Æ)(Ñ)	9,000	235
Harsco Corp. (Ñ)	8,200	639
HB Fuller Co. (Ñ)	9,000	392
Healthcare Services Group (Ñ)	6,000	126
Hercules, Inc. (Æ)	33,400	510
Infrasource Services, Inc. (Æ)(Ñ)	1,700	31
Innospec, Inc. (Ñ)	900	23
Insituform Technologies, Inc. Class A (Æ)(Ñ)	16,000	366
Lamson & Sessions Co. (The) (Æ)(Ñ)	3,100	88
Lennox International, Inc.	5,000	132
Lubrizol Corp.	9,500	379
Martin Marietta Materials, Inc. (Ñ)	2,800	255
Maverick Tube Corp. (Æ)(Ñ)	4,300	272
Metal Management, Inc.	3,200	98
Mueller Industries, Inc. (Ñ)	20,500	677
Mueller Water Products, Inc. Class A (Æ)	19,412	338
Myers Industries, Inc. (Ñ)	2,900	50
Newkirk Realty Trust, Inc. (Ñ)	12,200	212
NewMarket Corp. (Ñ)	14,680	720
NS Group, Inc. (Æ)	1,762	97
OM Group, Inc. (Æ)	15,708	485
Packaging Corp. of America	9,000	198
Pactiv Corp. (Æ)	6,600	163
Perini Corp. (Æ)	1,000	23
PGT, Inc. (Æ)	1,100	17
PolyOne Corp. (Æ)	13,000	114
Quanex Corp. (Ñ)	8,700	375
Reliance Steel & Aluminum Co.	3,700	307
Rock-Tenn Co. Class A	3,000	48
Rockwood Holdings, Inc. (Æ)	10,422	240
Rogers Corp. (Æ)(Ñ)	6,800	383
RTI International Metals, Inc. (Æ)(Ñ)	4,800	268
Schulman A, Inc. (Ñ)	8,200	188
Shaw Group, Inc. (The) (Æ)	1,300	36
Silgan Holdings, Inc.	1,800	67
Sonoco Products Co.	10,700	339
Spartech Corp.	6,700	151
Standard Register Co. (The) (Ñ)	7,800	92
Stepan Co.	1,459	46
Superior Essex, Inc. (Æ)	2,000	60
Symyx Technologies, Inc. (Æ)	1,800	43
Tejon Ranch Co. (Æ)(Ñ)	3,400	140
Trammell Crow Co. (Æ)(Ñ)	2,000	70
United States Steel Corp.	700	49
URS Corp. (Æ)	5,400	227
USEC, Inc. (Ñ)	9,100	108
USG Corp. (Æ)(Ñ)	1,900	139
Valmont Industries, Inc. (Ñ)	4,600	214
Washington Group International, Inc.	12,892	688
Watsco, Inc. (Ñ)	2,900	173
Westlake Chemical Corp.	2,400	72

		18,471

16	Aggressive Equity Fund

Russell Investment Funds

Aggressive Equity Fund

Schedule of Investments, continued — June 30, 2006 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Miscellaneous - 1.4%
Brunswick Corp.	500	16
Castlepoint Holdings, Ltd. (Æ)(Þ)	30,900	340
Foster Wheeler, Ltd. (Æ) (Ñ)	7,400	320
Hillenbrand Industries, Inc. (Ñ)	6,000	291
Kaman Corp. Class A	6,800	124
McDermott International, Inc. (Æ)	17,553	798
SPX Corp. (Ñ)	5,500	308
Trinity Industries, Inc. (Ñ)	8,300	335
Walter Industries, Inc.	8,185	472

		3,004

Other Energy - 7.1%
Alon USA Energy, Inc.	1,800	57
Arch Coal, Inc.	3,000	127
Atwood Oceanics, Inc. (Æ)(Ñ)	10,300	511
Basic Energy Services, Inc. (Æ)(Ñ)	21,300	651
Berry Petroleum Co. Class A (Ñ)	1	—
Bois d’Arc Energy, Inc. (Æ)(Ñ)	5,200	86
Bronco Drilling Co., Inc. (Æ)(Ñ)	7,100	148
Cameron International Corp. (Æ)	5,407	258
CARBO Ceramics, Inc. (Ñ)	1,900	93
Cimarex Energy Co. (Ñ)	10,500	452
Consol Energy, Inc. (Ñ)	5,400	252
Core Laboratories NV (Æ)	9,864	602
Denbury Resources, Inc. (Æ)	6,491	206
Diamond Offshore Drilling, Inc.	4,338	364
Dresser-Rand Group, Inc. (Æ)(Ñ)	3,300	78
Edge Petroleum Corp. (Æ)(Ñ)	3,200	64
ENSCO International, Inc. (Ñ)	5,400	249
Equitable Resources, Inc.	5,500	184
FMC Technologies, Inc. (Æ)	14,300	965
Forest Oil Corp. (Æ)	4,200	139
Foundation Coal Holdings, Inc.	8,000	375
Global Industries, Ltd. (Æ)(Ñ)	27,500	459
Grant Prideco, Inc. (Æ)(Ñ)	6,500	291
Helix Energy Solutions Group, Inc. (Æ)(Ñ)	12,000	484
Hercules Offshore, Inc. (Æ)(Ñ)	5,700	200
Holly Corp.	6,000	289
Hornbeck Offshore Services, Inc. (Æ)	1,100	39
Input/Output, Inc. (Æ)(Ñ)	16,000	151
Meridian Resource Corp. (Æ)(Ñ)	21,700	76
NATCO Group, Inc. Class A (Æ)	5,600	225
National-Oilwell Varco, Inc. (Æ)	6,693	424
Oceaneering International, Inc. (Æ)(Ñ)	5,600	257
Oil States International, Inc. (Æ)(Ñ)	12,100	415
Ormat Technologies, Inc. (Ñ)	3,500	134
Peabody Energy Corp.	4,400	245
Petroleum Development Corp. (Æ)	1,405	53
Reliant Energy, Inc. (Æ)(Ñ)	10,712	128
SEACOR Holdings, Inc. (Æ)(Ñ)	4,700	386
Superior Energy Services, Inc. (Æ)	7,000	237
Superior Well Services, Inc. (Æ)(Ñ)	2,300	57
Swift Energy Co. (Æ)	14,300	614
Tetra Technologies, Inc. (Æ)	27,363	829
Todco Class A (Ñ)	4,600	188
Trico Marine Services, Inc. (Æ)(Ñ)	15,600	530
Unit Corp. (Æ)(Ñ)	12,700	723
Veritas DGC, Inc. (Æ)(Ñ)	22,158	1,143
W&T Offshore, Inc. (Ñ)	2,400	93
W-H Energy Services, Inc. (Æ)	14,100	717
Weatherford International, Ltd. (Æ)	3,331	165
Western Refining, Inc. (Ñ)	2,500	54

		15,467

Producer Durables - 7.7%
Actuant Corp. Class A (Ñ)	7,900	395
Ametek, Inc. (Ñ)	4,300	204
Andrew Corp. (Æ)	1,500	13
AO Smith Corp. (Ñ)	13,800	640
Applied Industrial Technologies, Inc. (Ñ)	12,000	292
Arris Group, Inc. (Æ)	5,300	70
ASML Holding NV (Æ)	21,672	438
Astec Industries, Inc. (Æ)(Ñ)	8,322	284
Axcelis Technologies, Inc. (Æ)	21,700	128
BE Aerospace, Inc. (Æ)	16,844	385
Brooks Automation, Inc. (Æ)	3,200	38
Bucyrus International, Inc. Class A	1,100	56
Cascade Corp. (Ñ)	900	36
Champion Enterprises, Inc. (Æ)	15,800	174
CNH Global NV	3,640	87
Credence Systems Corp. (Æ)(Ñ)	10,100	35
Crown Castle International Corp. (Æ)(Ñ)	9,100	314
Cymer, Inc. (Æ)	4,300	200
Desarrolladora Homex SA de CV - ADR (Æ)	9,324	306
EFJ, Inc. (Æ)(Ñ)	18,500	111
EnPro Industries, Inc. (Æ)(Ñ)	4,975	167
Entegris, Inc. (Æ)(Ñ)	26,931	257
ESCO Technologies, Inc. (Æ)(Ñ)	16,671	891
Esterline Technologies Corp. (Æ)(Ñ)	1,600	67
Flowserve Corp. (Æ)	2,800	159
Gardner Denver, Inc. (Æ)	27,200	1,047
General Cable Corp. (Æ)(Ñ)	3,700	130
Genlyte Group, Inc. (Æ)	4,900	355
Intevac, Inc. (Æ)(Ñ)	19,600	425
Itron, Inc. (Æ)(Ñ)	4,100	243
JLG Industries, Inc. (Ñ)	2,700	61
Kennametal, Inc.	8,456	526

Aggressive Equity Fund	17

Russell Investment Funds

Aggressive Equity Fund

Schedule of Investments, continued — June 30, 2006 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Kimball International, Inc. Class B	4,020	79
LTX Corp. (Æ)	12,400	87
Manitowoc Co., Inc. (The)	12,000	534
Mattson Technology, Inc. (Æ)	16,900	165
Measurement Specialties, Inc. (Æ)(Ñ)	3,700	82
Mettler Toledo International, Inc. (Æ)	8,657	524
Middleby Corp. (Æ)(Ñ)	1,300	113
Milacron, Inc. (Æ)(Ñ)	31,245	31
MKS Instruments, Inc. (Æ)	5,600	113
MTS Systems Corp. (Ñ)	7,830	309
NACCO Industries, Inc. Class A (Ñ)	4,843	666
Orleans Homebuilders, Inc. (Ñ)	1,200	20
Pall Corp.	11,900	333
Photon Dynamics, Inc. (Æ)	1,700	21
Polycom, Inc. (Æ)(Ñ)	15,600	342
Power-One, Inc. (Æ)(Ñ)	28,200	186
Robbins & Myers, Inc.	4,300	112
Rofin-Sinar Technologies, Inc. (Æ)	3,600	207
Rudolph Technologies, Inc. (Æ)(Ñ)	3,800	55
SBA Communications Corp. Class A (Æ)(Ñ)	15,700	410
Steelcase, Inc. Class A (Ñ)	5,600	92
Technical Olympic USA, Inc. (Æ)(Ñ)	10,350	149
Technitrol, Inc.	5,700	132
Tecumseh Products Co. Class A (Ñ)	12,900	248
Tektronix, Inc.	29,483	867
Teledyne Technologies, Inc. (Æ)	8,900	292
Tennant Co.	1,300	65
Tollgrade Communications, Inc. (Æ)	1,800	17
Ultratech, Inc. (Æ)(Ñ)	7,200	113
United Industrial Corp. (Ñ)	3,700	167
Varian Semiconductor Equipment Associates, Inc. (Æ)(Ñ)	30,047	980
Viisage Technology, Inc. (Æ)(Ñ)	13,900	211
Waters Corp. (Æ)	2,621	116
Xyratex, Ltd. (Æ)	14,447	382

		16,754

Technology - 17.0%
3Com Corp. (Æ)	35,500	182
Adaptec, Inc. (Æ)(Ñ)	42,900	186
Aeroflex, Inc. (Æ)	11,900	139
Agile Software Corp. (Æ)(Ñ)	56,900	361
Akamai Technologies, Inc. (Æ)(Ñ)	18,300	662
Alliance Semiconductor Corp. (Æ)(Ñ)	14,000	38
Altera Corp. (Æ)	23,358	410
American Reprographics Co. (Æ)	7,371	267
AMIS Holdings, Inc. (Æ)	600	6
Amkor Technology, Inc. (Æ)(Ñ)	19,100	181
Amphenol Corp. Class A	16,395	917
Anaren, Inc. (Æ)	8,617	177
Anixter International, Inc.	6,000	285
Ansoft Corp. (Æ)	12,600	258
Ansys, Inc. (Æ)	2,100	100
Applera Corp. - Applied Biosystems Group	14,900	482
Ariba, Inc. (Æ)(Ñ)	12,100	100
ASE Test, Ltd. (Æ)(Ñ)	21,900	199
Aspen Technology, Inc. (Æ)(Ñ)	8,800	115
Atmel Corp. (Æ)(Ñ)	93,000	516
Avanex Corp. (Æ)(Ñ)	32,400	57
Avici Systems, Inc. (Æ)(Ñ)	1,000	6
Avid Technology, Inc. (Æ)(Ñ)	3,700	123
Avnet, Inc. (Æ)	25,200	505
BEA Systems, Inc. (Æ)	66,400	869
BearingPoint, Inc. (Æ)(Ñ)	21,100	177
Benchmark Electronics, Inc. (Æ)(Ñ)	42,600	1,028
Blackbaud, Inc.	20,180	458
BMC Software, Inc. (Æ)	3,500	84
Brocade Communications Systems, Inc. (Æ)	53,600	329
Cadence Design Systems, Inc. (Æ)	16,900	290
Cbeyond Communications, Inc. (Æ)(Ñ)	9,800	214
Checkpoint Systems, Inc. (Æ)	7,600	169
ChipMOS TECHNOLOGIES Bermuda, Ltd. (Æ)(Ñ)	21,700	128
Ciena Corp. (Æ)(Ñ)	145,109	698
Cirrus Logic, Inc. (Æ)(Ñ)	7,000	57
Cognizant Technology Solutions Corp. Class A (Æ)	2,200	148
Comtech Telecommunications Corp. (Æ)(Ñ)	7,950	233
Comverse Technology, Inc. (Æ)	19,539	386
Conexant Systems, Inc. (Æ)(Ñ)	110,100	275
Cray, Inc. (Æ)(Ñ)	1,800	18
CSG Systems International, Inc. (Æ)	9,069	224
Cubic Corp. (Ñ)	6,200	122
Daktronics, Inc. (Ñ)	16,800	485
Digital River, Inc. (Æ)(Ñ)	2,000	81
Diodes, Inc. (Æ)(Ñ)	6,400	265
Electronics for Imaging, Inc. (Æ)(Ñ)	21,388	447
Emulex Corp. (Æ)	7,600	124
Equinix, Inc. (Æ)(Ñ)	8,500	466
ESS Technology, Inc. (Æ)	7,000	15
Fairchild Semiconductor International, Inc. Class A (Æ)	9,200	167
Filenet Corp. (Æ)	4,400	118
Flir Systems, Inc. (Æ)(Ñ)	4,300	95
Formfactor, Inc. (Æ)(Ñ)	26,571	1,186
Foundry Networks, Inc. (Æ)	11,300	120
Freescale Semiconductor, Inc. Class A (Æ)	21,700	629

18	Aggressive Equity Fund

Russell Investment Funds

Aggressive Equity Fund

Schedule of Investments, continued — June 30, 2006 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Garmin, Ltd.	1,600	169
Gartner, Inc. (Æ)(Ñ)	42,700	606
Hittite Microwave Corp. (Æ)	19,300	698
Hyperion Solutions Corp. (Æ)	5,300	146
Ikanos Communications, Inc. (Æ)(Ñ)	6,400	97
Imation Corp.	4,400	181
InFocus Corp. (Æ)(Ñ)	17,500	50
Informatica Corp. (Æ)(Ñ)	10,100	133
Ingram Micro, Inc. Class A (Æ)	11,600	210
Integrated Device Technology, Inc. (Æ)(Ñ)	21,300	302
Intergraph Corp. (Æ)	9,916	312
Intersil Corp. Class A	7,300	170
Intervideo, Inc. (Æ)(Ñ)	1,100	11
Interwoven, Inc. (Æ)(Ñ)	15,000	129
IXYS Corp. (Æ)	11,000	106
j2 Global Communications, Inc. (Æ)(Ñ)	6,000	187
JDS Uniphase Corp. (Æ)(Ñ)	68,500	173
Keynote Systems, Inc. (Æ)(Ñ)	12,300	127
Komag, Inc. (Æ)(Ñ)	9,000	416
Lawson Software, Inc. (Æ)(Ñ)	26,000	174
Lions Gate Entertainment Corp. (Æ)(Ñ)	22,500	192
McAfee, Inc. (Æ)	3,600	87
Mentor Graphics Corp. (Æ)(Ñ)	54,198	703
Merix Corp. (Æ)	100	1
Methode Electronics, Inc.	22,100	232
Micros Systems, Inc. (Æ)	7,824	342
Microsemi Corp. (Æ)(Ñ)	11,000	268
Napster, Inc. (Æ)(Ñ)	19,500	60
NAVTEQ Corp. (Æ)	7,282	325
Nuance Communications, Inc. (Æ)(Ñ)	36,500	367
ON Semiconductor Corp. (Æ)(Ñ)	19,646	116
Openwave Systems, Inc. (Æ)	16,199	187
Optical Communication Products, Inc. Class A (Æ)(Ñ)	3,100	6
Orckit Communications, Ltd. (Æ)(Ñ)	9,700	99
Park Electrochemical Corp. (Ñ)	19,700	507
Plexus Corp. (Æ)(Ñ)	12,100	414
PMC - Sierra, Inc. (Æ)(Ñ)	33,200	312
PowerDsine, Ltd. (Æ)(Ñ)	10,600	77
Progress Software Corp. (Æ)	700	16
Quantum Corp. (Æ)(Ñ)	61,100	160
Rackable Systems, Inc. (Æ)(Ñ)	7,700	304
RADWARE, Ltd. (Æ)(Ñ)	4,600	59
RealNetworks, Inc. (Æ)(Ñ)	43,236	463
Redback Networks, Inc. (Æ)(Ñ)	22,713	417
RF Micro Devices, Inc. (Æ)(Ñ)	8,300	50
Rockwell Automation, Inc.	8,536	615
RSA Security, Inc. (Æ)(Ñ)	19,400	527
Safeguard Scientifics, Inc. (Æ)(Ñ)	3,900	8
Sanmina-SCI Corp. (Æ)	38,300	176
Seachange International, Inc. (Æ)(Ñ)	17,200	120
Seagate Technology (Ñ)	9,797	222
Semtech Corp. (Æ)	20,400	295
Silicon Storage Technology, Inc. (Æ)(Ñ)	25,000	102
Skyworks Solutions, Inc. (Æ)(Ñ)	42,800	236
Solectron Corp. (Æ)	62,500	214
SPSS, Inc. (Æ)(Ñ)	2,800	90
Stellent, Inc.	4,300	41
SupportSoft, Inc. (Æ)	3,100	12
Sybase, Inc. (Æ)	2,000	39
Sycamore Networks, Inc. (Æ)(Ñ)	36,800	149
SYKES Enterprises, Inc. (Æ)	10,931	177
SYNNEX Corp. (Æ)	1,200	23
Synopsys, Inc. (Æ)	48,797	916
Taleo Corp. Class A (Æ)(Ñ)	100	1
Talx Corp.	1,800	39
Tekelec (Æ)	16,100	199
Tessera Technologies, Inc. (Æ)	22,397	616
TIBCO Software, Inc. (Æ)	32,400	228
Transaction Systems Architects, Inc. (Æ)	23,549	982
Trident Microsystems, Inc. (Æ)(Ñ)	8,100	154
Triquint Semiconductor, Inc. (Æ)(Ñ)	28,800	128
Trizetto Group, Inc. (The) (Æ)(Ñ)	17,400	257
TTM Technologies, Inc. (Æ)	4,200	61
Ultimate Software Group, Inc. (Æ)(Ñ)	6,500	125
Unisys Corp. (Æ)(Ñ)	103,900	652
Utstarcom, Inc. (Æ)(Ñ)	21,200	165
VeriFone Holdings, Inc. (Æ)(Ñ)	30,358	925
Vocus, Inc. (Æ)(Ñ)	22,400	319
WatchGuard Technologies, Inc. (Æ)	8,100	33
Wavecom SA - ADR (Æ)(Ñ)	6,100	67
webMethods, Inc. (Æ)(Ñ)	38,600	381
Western Digital Corp. (Æ)(Ñ)	44,200	876
Witness Systems, Inc. (Æ)(Ñ)	8,500	171
Zoran Corp. (Æ)	1,900	46

		36,925

Utilities - 4.2%
AGL Resources, Inc.	8,200	313
Allete, Inc.	6,700	317
Alliant Energy Corp.	15,750	540
Aqua America, Inc. (Ñ)	5,800	132
Black Hills Corp. (Ñ)	3,170	109
Cascade Natural Gas Corp. (Ñ)	1,500	32
Centerpoint Energy, Inc. (Ñ)	16,200	203
CenturyTel, Inc.	11,750	437
Cleco Corp.	9,400	219

Aggressive Equity Fund	19

Russell Investment Funds

Aggressive Equity Fund

Schedule of Investments, continued — June 30, 2006 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
CMS Energy Corp. (Æ)	33,600	435
Dobson Communications Corp. Class A (Æ)	39,127	302
El Paso Electric Co. (Æ)	11,800	238
Energen Corp.	18,200	699
Golden Telecom, Inc. (Ñ)	3,545	90
Laclede Group, Inc. (The) (Ñ)	2,000	69
Leap Wireless International, Inc. (Æ)	5,933	282
MDU Resources Group, Inc.	8,200	300
NeuStar, Inc. Class A (Æ)(Ñ)	21,642	730
New Jersey Resources Corp. (Ñ)	3,700	173
NII Holdings, Inc. (Æ)	4,760	268
NorthWestern Corp. (Ñ)	10,900	374
NSTAR	2,800	80
OGE Energy Corp. (Ñ)	8,700	305
Pepco Holdings, Inc.	16,800	396
Pinnacle West Capital Corp.	6,000	239
RCN Corp. (Æ)(Ñ)	2,900	72
Sierra Pacific Resources (Æ)	7,040	99
Southern Union Co. (Ñ)	9,700	262
Talk America Holdings, Inc. (Æ)(Ñ)	6,800	42
TECO Energy, Inc.	26,300	393
Telephone & Data Systems, Inc.	5,300	219
UGI Corp.	26,200	645
Unisource Energy Corp.	1,800	56
WPS Resources Corp.	1,000	50

		9,120

Total Common Stocks (cost $187,782)		206,953

Preferred Stocks - 0.1%
Auto and Transportation - 0.1%
Quintana Maritime, Ltd. (Æ)(ß)	2,900	272
Quintana Maritime, Ltd. (Æ)	2,900	—

Total Preferred Stocks (cost $ 271)		272

Warrants & Rights - 0.0%
Auto and Transportation - 0.0%
Quintana Maritime, Ltd. Rights	11,600	—

Financial Services - 0.0%
Washington Mutual, Inc. 2050 Warrants	35,400	8

Total Warrants & Rights (cost $8)		8

Short-Term Investments - 4.6%
Frank Russell Investment Company Money Market Fund	9,276,000	9,276
United States Treasury Bills ( ž)(§)
4.888% due 09/14/06	700	693

Total Short-Term Investments (cost $9,969)		9,969

Other Securities - 34.9%
State Street Securities Lending Quality Trust (x)	75,953,500	75,954

Total Other Securities (cost $ 75,954)		75,954

Total Investments - 134.7% (identified cost $273,984)		293,156
Other Assets and Liabilities, Net - (34.7%)		(75,509)

Net Assets - 100.0%		217,647

A portion of the portfolio has been fair valued as of period end.

See accompanying notes which are an integral part of the financial statements.

20	Aggressive Equity Fund

Russell Investment Funds

Aggressive Equity Fund

Schedule of Investments, continued — June 30, 2006 (Unaudited)

Amounts in thousands

Futures Contracts (Number of Contracts)	Notional Amount $	Unrealized Appreciation (Depreciation) $
Long Positions
Russell 2000 Mini Index (CME) expiration date 09/06 (135)	9,875	311

Total Unrealized Appreciation (Depreciation) on Open Futures Contracts		311

Presentation of Portfolio Holdings — June 30, 2006 (Unaudited)

Categories	% of Net Assets
Auto and Transportation	2.9
Consumer Discretionary	16.7
Consumer Staples	1.9
Financial Services	18.9
Health Care	8.8
Materials and Processing	8.5
Miscellaneous	1.4
Other Energy	7.1
Producer Durables	7.7
Technology	17.0
Utilities	4.2
Preferred Stock	0.1
Warrants & Rights	—	*
Short-Term Investments	4.6
Other Securities	34.9

Total Investments	134.7
Other Assets and Liabilities, Net	(34.7)

	100.0

Futures Contracts	0.1

*	Less than .05% of net assets

See accompanying notes which are an integral part of the financial statements.

Aggressive Equity Fund	21

Russell Investment Funds

Non-U.S. Fund

Shareholder Expense Example — June 30, 2006 (Unaudited)

Fund Expenses

The following disclosure provides important information regarding each Fund’s Expense Example, which appears on each Fund’s individual page in this Semiannual Report. Please refer to this information when reviewing the Expense Example for a Fund.

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees; and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this Fund is from January 1, 2006 to June 30, 2006.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first column in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Actual Performance	Hypothetical Performance (5% return before expenses)
Beginning Account Value
January 1, 2006	$1,000.00	$1,000.00
Ending Account Value
June 30, 2006	$1,087.20	$1,019.09
Expenses Paid During Period*	$5.95	$5.76

*	Expenses are equal to the Fund’s annualized expense ratio of 1.15% (representing the one-half year period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Reflects amounts waived and/or reimbursed by the investment adviser. Without the waiver and/or reimbursement, expenses would have been higher.

22	Non-U.S. Fund

Russell Investment Funds

Non-U.S. Fund

Schedule of Investments — June 30, 2006 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Common Stocks - 91.8%
Australia - 3.4%
Alumina, Ltd. (Ñ)	8,500	43
Amcor, Ltd.	102,713	510
AMP, Ltd.	50,600	343
Australia & New Zealand Banking Group, Ltd.(Ñ)	31,139	615
Australian Gas Light Co., Ltd. (Ñ)	3,600	47
Australian Stock Exchange, Ltd. (Ñ)	5,100	123
Australian Wealth Management, Ltd.	36,600	66
AXA Asia Pacific Holdings, Ltd.	13,300	62
Babcock & Brown, Ltd.	2,300	37
BHP Billiton, Ltd. (Ñ)	61,364	1,322
Billabong International, Ltd.	8,400	96
BlueScope Steel, Ltd.	9,000	53
Boral, Ltd.	11,400	69
Bradken, Ltd.	9,800	38
Burns Philp & Co., Ltd. (Æ)	108,741	74
Caltex Australia, Ltd.	4,200	74
Centro Properties Group	8,100	40
CFS Gandel Retail Trust	15,000	21
Challenger Financial Services Group, Ltd.	12,700	30
Coca-Cola Amatil, Ltd. (Ñ)	54,500	287
Coles Myer, Ltd.	8,800	74
Commonwealth Bank of Australia (Ñ)	9,300	307
Computershare, Ltd.	49,600	289
ConnectEast Group	55,603	47
CSL, Ltd.	1,200	48
CSR, Ltd.(Ñ)	32,100	80
David Jones, Ltd.	15,500	34
DB RREEF Trust (ö)	11,747	13
Downer EDI, Ltd.	28,522	158
Dyno Nobel, Ltd. (Æ)	17,900	33
GPT Group	13,500	44
ING Industrial Fund	9,400	16
Insurance Australia Group, Ltd.(Ñ)	46,540	185
Investa Property Group(Ñ)	1,800	3
Leighton Holdings, Ltd.	5,200	67
Lend Lease Corp., Ltd.	2,300	24
Macquarie Bank, Ltd. (Ñ)	9,800	503
Macquarie Goodman Group	8,100	36
Macquarie Infrastructure Group (Ñ)	13,000	32
McGuigan Simeon Wines, Ltd.	33,480	62
Metcash, Ltd.	30,729	85
Mirvac Group (Ñ)	2,600	8
National Australia Bank, Ltd. (Ñ)	56,674	1,481
OneSteel, Ltd. (Ñ)	26,000	79
Origin Energy, Ltd. (Ñ)	2,500	14
Pacific Brands, Ltd.	42,900	69
Publishing & Broadcasting, Ltd.	6,720	91
Qantas Airways, Ltd.	42,300	93
QBE Insurance Group, Ltd.	32,873	501
Ramsay Health Care, Ltd.	12,506	89
Rinker Group, Ltd.	24,236	295
Rio Tinto, Ltd. (Ñ)	3,100	179
Santos, Ltd.	7,900	71
Sons of Gwalia, Ltd. (Æ)(Ñ)(ß)	8,400	—
Stockland (Ñ)	8,200	43
Suncorp-Metway, Ltd.	4,600	66
Symbion Health, Ltd. (Ñ)	63,908	145
TABCORP Holdings, Ltd.	41,250	466
Toll Holdings, Ltd. (Ñ)	940	10
Transurban Group (Ñ)	21,600	112
United Group, Ltd. (Ñ)	11,300	121
Westfield Group	8,856	114
Westpac Banking Corp. (Ñ)	11,400	197
Woodside Petroleum, Ltd.	2,000	65
Woolworths, Ltd.	32,870	492

		10,891

Austria - 0.3%
Erste Bank der oesterreichischen Sparkassen AG	14,221	801
Verbund - Oesterreichische Elektrizitaetswirtschafts AG Class A	2,500	120

		921

Belgium - 0.7%
Belgacom SA	600	20
Dexia	600	14
Fortis (Ñ)	25,630	874
Groupe Bruxelles Lambert SA	700	73
InBev NV	1,100	54
KBC Groep NV	9,399	1,009
Mobistar SA	400	32
Umicore	600	80

		2,156

Bermuda - 0.1%
Esprit Holdings, Ltd.	21,000	172
Kerry Properties, Ltd. (Ñ)	5,500	19
Li & Fung, Ltd.	84,800	171
Orient Overseas International, Ltd. (Ñ)	5,800	21
Shangri-La Asia, Ltd.	24,000	46
Yue Yuen Industrial Holdings	12,000	33

		462

Non-U.S. Fund	23

Russell Investment Funds

Non-U.S. Fund

Schedule of Investments, continued — June 30, 2006 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Brazil - 0.5%
Cia Vale do Rio Doce - ADR (Ñ)	52,100	1,252
Petroleo Brasileiro SA - ADR	4,600	411

		1,663

Canada - 0.9%
Cameco Corp. (Ñ)	10,800	432
Rogers Communications, Inc. Class B	14,600	587
SNC-Lavalin Group, Inc.	27,300	718
Suncor Energy, Inc.	13,500	1,093

		2,830

Cayman Islands - 0.0%
Foxconn International Holdings, Ltd. (Æ)(Ñ)	35,000	75
Hutchison China Meditech, Ltd. (Æ)	1	—

		75

China - 0.0%
China Life Insurance Co., Ltd. Class H	40,000	63

Denmark - 0.3%
AP Moller - Maersk A/S	1	8
Danske Bank A/S	19,990	761
East Asiatic Co., Ltd. A/S	1,200	45
FLSmidth & Co. A/S (Ñ)	2,200	83
GN Store Nord (Ñ)	2,400	27
Novo-Nordisk A/S Series B	850	54
Topdanmark A/S (Æ)(Ñ)	700	98

		1,076

Finland - 0.9%
Fortum OYJ	28,800	737
Kone OYJ Class B	640	27
M-real OYJ Class B (Ñ)	53,090	263
Metso OYJ	2,900	105
Neste Oil OYJ (Ñ)	8,500	299
Nokia OYJ	29,650	605
Nokia OYJ - ADR	5,138	104
Nokian Renkaat OYJ (Ñ)	900	12
Orion OYJ Series B	3,400	67
Rautaruukki OYJ	3,250	98
Sampo OYJ Series A	5,400	103
Stora Enso OYJ Series R	1,400	20
UPM-Kymmene OYJ	23,199	500

		2,940

France - 9.8%
Air France-KLM (Ñ)	6,600	155
AXA SA (Ñ)	34,719	1,140
BNP Paribas (Ñ)	30,764	2,945
Capgemini SA (Ñ)	4,500	257
Carrefour SA (Ñ)	13,340	782
Casino Guichard Perrachon SA (Ñ)	2,400	183
Christian Dior SA (Ñ)	4,600	451
Cie Generale d’Optique Essilor International SA (Ñ)	7,391	744
Compagnie Generale des Etablissements Michelin	1,300	78
Credit Agricole SA	32,130	1,223
Electricite de France (Ñ)	5,700	300
France Telecom SA (Ñ)	55,630	1,196
Groupe Danone (Ñ)	16,772	2,131
Lafarge SA (Ñ)	6,032	757
Lagardere SCA (Ñ)	3,000	221
LVMH Moet Hennessy Louis Vuitton SA (Ñ)	10,613	1,053
Natexis Banques Populaires (Ñ)	185	43
Peugeot SA	21,658	1,348
Sanofi-Aventis (Ñ)	33,769	3,296
Societe BIC SA (Ñ)	2,400	155
Societe Generale (Ñ)	10,500	1,544
Sodexho Alliance SA (Ñ)	4,200	202
Suez SA (Æ)(Ñ)	22,228	924
Suez SA (Æ)	1,228	—
Thomson (Ñ)	21,470	355
Total SA - ADR	12,032	788
Total SA (Ñ)	57,332	3,773
Unibail	4,907	856
Valeo SA (Ñ)	19,106	680
Vallourec SA (Ñ)	1,760	2,116
Veolia Environnement (Ñ)	40,450	2,091

		31,787

Germany - 6.7%
Aareal Bank AG (Æ)	4,763	180
Adidas AG (Ñ)	3,700	177
Allianz AG	3,050	482
BASF AG	600	48
Bayer AG	15,900	731
Bilfinger Berger AG	5,600	305
Celesio AG	2,500	227
Commerzbank AG	47,165	1,716
Continental AG	7,300	746
DaimlerChrysler AG	5,900	292
Deutsche Bank AG (Ñ)	7,729	870
Deutsche Boerse AG (Ñ)	9,547	1,300
Deutsche Lufthansa AG (Ñ)	20,927	385

24	Non-U.S. Fund

Russell Investment Funds

Non-U.S. Fund

Schedule of Investments, continued — June 30, 2006 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Deutsche Post AG	46,330	1,242
Deutsche Telekom AG (Ñ)	57,050	918
E.ON AG	24,999	2,878
GEA Group AG (Æ)	16,400	281
Hannover Rueckversicherung AG (Æ)(Ñ)	22,590	790
Hochtief AG	7,000	389
Infineon Technologies AG (Æ)	62,010	691
MAN AG	6,700	485
Medion AG (Ñ)	6,300	83
Merck KGaA (Æ)(Ñ)	5,000	455
Metro AG	7,970	452
Muenchener Rueckversicherungs AG	2,340	320
RWE AG	2,300	191
Salzgitter AG	4,500	382
SAP AG	11,093	2,341
Siemens AG	13,840	1,204
Suedzucker AG (Ñ)	1,400	31
ThyssenKrupp AG	4,900	168
Volkswagen AG (Ñ)	11,880	833
Wincor Nixdorf AG	1,900	243

		21,836

Greece - 0.8%
EFG Eurobank Ergasias SA	21,980	609
OPAP SA	42,532	1,540
Public Power Corp.	17,320	410

		2,559

Hong Kong - 0.9%
Bank of East Asia, Ltd.	82,073	338
BOC Hong Kong Holdings, Ltd. (Ñ)	157,500	308
Cheung Kong Holdings, Ltd. (Ñ)	20,000	217
China Netcom Group Corp. Hong Kong, Ltd.	26,500	46
Citic Pacific, Ltd.	66,800	197
CLP Holdings, Ltd.	16,500	97
CNOOC, Ltd. (Ñ)	52,000	41
Hang Lung Properties, Ltd. (Ñ)	10,000	18
Henderson Land Development Co., Ltd. (Ñ)	3,000	16
Hong Kong Exchanges and Clearing, Ltd. (Ñ)	10,000	64
HongKong Electric Holdings	17,000	77
Hopewell Holdings	18,000	51
Hutchison Whampoa, Ltd.	31,000	283
Link REIT (The) (Æ)(ö)	9,000	18
MTR Corp.	17,000	41
New World Development, Ltd.	24,000	40
Shun TAK Holdings, Ltd. (Ñ)	360,000	470
Sino Land Co. (Ñ)	18,000	29
Sun Hung Kai Properties, Ltd.	7,000	71
Swire Pacific, Ltd.	29,500	304
Television Broadcasts, Ltd.	17,000	105
Wharf Holdings, Ltd. (Ñ)	39,000	139

		2,970

Indonesia - 0.0%
Telekomunikasi Indonesia Tbk PT - ADR	1,750	56

Ireland - 0.9%
Bank of Ireland PLC	50,688	904
CRH PLC	22,200	723
Elan Corp. PLC - ADR (Æ)(Ñ)	39,200	655
Ryanair Holdings PLC - ADR (Æ)(Ñ)	11,605	612

		2,894

Italy - 3.3%
Banca Intesa SpA (Ñ)	40,203	235
Banco Popolare di Verona e Novara SCRL (Ñ)	30,770	825
Benetton Group SpA (Ñ)	5,900	88
Enel SpA (Ñ)	55,200	476
ENI SpA (Ñ)	101,109	2,976
ERG SpA (Ñ)	16,300	407
Fiat SpA (Æ)(Ñ)	34,400	457
Fondiaria-Sai SpA	10,800	442
Italcementi SpA (Ñ)	18,400	466
Lottomatica SpA (Ñ)	12,185	463
Mediaset SpA (Ñ)	49,280	581
Milano Assicurazioni SpA (Ñ)	51,100	373
Parmalat Finanziaria SpA (Æ)(N)(ß)	12,500	—
Saras SpA (Æ)(Ñ)	24,400	156
Seat Pagine Gialle SpA	170,000	79
Telecom Italia SpA	139,949	362
UniCredito Italiano SpA (Ñ)	245,330	1,921
Unipol SpA	135,180	435

		10,742

Japan - 21.7%
77 Bank, Ltd. (The)	66,300	462
Access Co., Ltd. (Æ)(Ñ)	15	107
Aeon Co., Ltd.	56,600	1,241
Aida Engineering, Ltd.	16,000	108
Aiful Corp. (Ñ)	15,744	841
Aioi Insurance Co., Ltd.	11,000	82
Aisin Seiki Co., Ltd.	8,400	250
Ajinomoto Co., Inc.	25,500	282
Alpen Co., Ltd.	3,700	121

Non-U.S. Fund	25

Russell Investment Funds

Non-U.S. Fund

Schedule of Investments, continued — June 30, 2006 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Alps Electric Co., Ltd. (Ñ)	4,100	51
Arrk Corp.	9,400	222
Aruze Corp.	4,000	87
Asahi Breweries, Ltd. (Ñ)	4,200	59
Asahi Glass Co., Ltd. (Ñ)	17,000	216
Asahi Kasei Corp.	19,000	124
Astellas Pharma, Inc.	19,100	701
Bandai Visual Co., Ltd.	37	139
Bank of Fukuoka, Ltd. (The) (Ñ)	7,000	53
Calsonic Kansei Corp.	9,000	57
Canon Marketing Japan, Inc. (Ñ)	2,800	58
Canon, Inc. (Ñ)	35,804	1,755
Chubu Electric Power Co., Inc.	3,000	81
Citizen Watch Co., Ltd. (Ñ)	6,400	58
Credit Saison Co., Ltd.	13,700	649
Cyber Communications, Inc. (Ñ)	25	57
Dai Nippon Printing Co., Ltd.	6,000	93
Daiei, Inc. (The) (Æ)	6,900	145
Daiichi Sankyo Co., Ltd. (Ñ)	26,200	721
Daikin Industries, Ltd. (Ñ)	6,700	232
Daiwa House Industry Co., Ltd. (Ñ)	6,000	96
Daiwa Securities Group, Inc.	46,000	548
Denki Kagaku Kogyo Kabushiki Kaisha	14,000	58
Denso Corp.	4,700	154
Dentsu, Inc. (Ñ)	302	834
East Japan Railway Co.	58	431
Eisai Co., Ltd.	21,700	977
Exedy Corp.	5,300	167
Fanuc, Ltd.	700	63
FCC Co., Ltd. (Ñ)	5,700	113
Frontier Real Estate Investment Corp. (ö)(Ñ)	13	95
Fuji Electric Holdings Co., Ltd.	16,000	84
Fuji Photo Film Co., Ltd.	37,200	1,248
Fujikura, Ltd.	9,000	99
Fujitsu, Ltd.	41,000	318
Funai Electric Co., Ltd. (Ñ)	5,700	553
Glory, Ltd.	2,700	52
Hino Motors, Ltd. (Ñ)	125,600	731
Hiroshima Bank, Ltd. (The)	18,000	110
Hitachi Construction Machinery Co., Ltd.	3,200	77
Hitachi High-Technologies Corp.	1,200	36
Hitachi Koki Co., Ltd. (Ñ)	20,000	305
Hitachi, Ltd. (Ñ)	21,000	139
Hokuhoku Financial Group, Inc. (Ñ)	17,000	71
Honda Motor Co., Ltd.	12,600	400
Hoya Corp. (Ñ)	10,900	388
Index Corp. (Ñ)	150	148
Inpex Holdings, Inc. (Æ)(Ñ)	32	282
Itochu Corp.	26,000	228
Itochu-Shokuhin Co., Ltd.	3,000	113
Iyo Bank, Ltd. (The)	4,000	39
Izumi Co., Ltd. (Ñ)	1,300	47
Japan Asia Investment Co., Ltd.	19,000	136
Japan Logistics Fund, Inc. (ö)	22	164
Japan Tobacco, Inc.	347	1,264
JFE Holdings, Inc. (Ñ)	12,700	538
JS Group Corp.	22,900	481
JSR Corp.	36,800	929
JTEKT Corp. (Ñ)	29,000	560
Kadokawa Holdings, Inc.	4,900	175
Kamigumi Co., Ltd.	5,000	38
Kansai Electric Power Co., Inc. (The)	6,700	150
Kansai Paint Co., Ltd.	22,000	176
Kanto Tsukuba Bank, Ltd. (The) (Æ)	3,300	34
Kao Corp.	31,100	814
Kawasaki Kisen Kaisha, Ltd. (Ñ)	27,000	156
KDDI Corp.	75	461
Keihin Corp.	2,900	62
Keio Corp.	23,000	149
Kirin Brewery Co., Ltd. (Ñ)	5,000	79
Kobayashi Pharmaceutical Co., Ltd.	3,300	135
Kobe Steel, Ltd.	41,000	128
Koei Co., Ltd. (Ñ)	8,610	153
Koito Manufacturing Co., Ltd.	10,000	149
Komatsu, Ltd.	15,000	298
Komori Corp.	3,000	64
Kose Corp. (Ñ)	3,000	94
Kubota Corp.	23,000	218
Kuraray Co., Ltd.	31,300	350
Kurita Water Industries, Ltd. (Ñ)	6,100	125
Kyocera Corp.	1,100	85
Kyushu-Shinwa Holdings, Inc. (Æ)(Ñ)	2,000	3
Lawson, Inc.	100	4
Leopalace21 Corp.	1,800	62
Mabuchi Motor Co., Ltd. (Ñ)	6,300	377
Makita Corp.	4,000	127
Marui Co., Ltd.	10,700	167
Matsumotokiyoshi Co., Ltd. (Ñ)	16,200	412
Matsushita Electric Industrial Co., Ltd.	40,000	844
Matsushita Electric Works, Ltd.	10,000	111
Mazda Motor Corp. (Ñ)	18,000	113
Meiji Dairies Corp. (Ñ)	14,000	98
Millea Holdings, Inc.	7	130
Minebea Co., Ltd. (Ñ)	30,000	163
Mitsubishi Chemical Holdings Corp.	2,000	12
Mitsubishi Corp.	11,600	232
Mitsubishi Electric Corp. (Ñ)	26,000	208
Mitsubishi Estate Co., Ltd.	6,000	127

26	Non-U.S. Fund

Russell Investment Funds

Non-U.S. Fund

Schedule of Investments, continued — June 30, 2006 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Mitsubishi Gas Chemical Co., Inc.	6,000	69
Mitsubishi Heavy Industries, Ltd.	16,000	69
Mitsubishi Logistics Corp. (Ñ)	7,000	110
Mitsubishi Rayon Co., Ltd. (Ñ)	27,000	220
Mitsubishi UFJ Financial Group, Inc.	130	1,818
Mitsui & Co., Ltd.	44,000	621
Mitsui Chemicals, Inc.	10,000	65
Mitsui Fudosan Co., Ltd.	23,000	499
Mitsui OSK Lines, Ltd. (Ñ)	16,000	109
Mitsui Sumitomo Insurance Co., Ltd.	32,000	402
Mitsui Trust Holdings, Inc.	25,200	303
Mizuho Financial Group, Inc.	184	1,558
Mori Seiki Co., Ltd. (Ñ)	6,800	147
Nabtesco Corp. (Ñ)	5,000	56
Nafco Co., Ltd.	2,500	75
Netprice, Ltd. (Æ)(Ñ)	20	43
NGK Spark Plug Co., Ltd.	2,000	40
Nidec Corp.	2,500	179
Nidec Sankyo Corp. (Ñ)	10,000	123
Nikko Cordial Corp. (Ñ)	4,000	51
Nikon Corp. (Ñ)	3,000	52
Nintendo Co., Ltd.	10,300	1,728
Nippon Electric Glass Co., Ltd. (Ñ)	10,000	201
Nippon Express Co., Ltd. (Ñ)	212,000	1,145
Nippon Kayaku Co., Ltd.	6,000	50
Nippon Mining Holdings, Inc.	9,000	76
Nippon Oil Corp.	50,000	365
Nippon Paper Group, Inc. (Ñ)	77	315
Nippon Steel Corp. (Ñ)	75,000	284
Nippon Telegraph & Telephone Corp.	78	382
Nippon Yusen KK (Ñ)	25,000	163
Nissan Chemical Industries, Ltd. (Ñ)	5,000	62
Nissan Motor Co., Ltd. (Ñ)	100,500	1,098
Nissha Printing Co., Ltd.	4,000	149
Nitto Denko Corp.	6,400	456
Nomura Holdings, Inc. (Ñ)	6,800	127
NSK, Ltd.	6,000	50
NTN Corp. (Ñ)	7,000	55
NTT Urban Development Corp.	42	327
Obic Co., Ltd.	880	178
Omron Corp.	6,800	173
ORIX Corp.	4,880	1,192
Osaka Gas Co., Ltd.	59,000	190
Parco Co., Ltd.	10,100	103
Rakuten, Inc. (Ñ)	3,052	1,813
Rengo Co., Ltd. (Ñ)	9,000	68
Resona Holdings, Inc.	52	164
Ricoh Co., Ltd.	44,000	863
Rinnai Corp. (Ñ)	13,300	352
Rohm Co., Ltd. (Ñ)	12,100	1,082
Sanyo Special Steel Co., Ltd.	6,000	49
SBI Holdings, Inc. (Ñ)	376	166
Sekisui Chemical Co., Ltd.	83,300	719
Sekisui House, Ltd.	61,800	848
Seven & I Holdings Co., Ltd.	4,200	138
SFCG Co., Ltd.	1,465	333
Sharp Corp.	25,000	395
Shin-Etsu Chemical Co., Ltd.	15,900	864
Shinko Electric Industries Co., Ltd.	4,400	128
Shinsei Bank, Ltd.	227,000	1,438
Shionogi & Co., Ltd. (Ñ)	7,000	125
Sompo Japan Insurance, Inc.	34,000	475
Sony Corp. (Ñ)	4,700	207
Stanley Electric Co., Ltd. (Ñ)	10,700	221
Sumisho Lease Co., Ltd.	1,500	83
Sumitomo Chemical Co., Ltd.	20,000	167
Sumitomo Corp.	14,000	185
Sumitomo Electric Industries, Ltd.	18,300	268
Sumitomo Forestry Co., Ltd.	12,000	125
Sumitomo Heavy Industries, Ltd.	11,000	102
Sumitomo Metal Industries, Ltd.	61,000	252
Sumitomo Mitsui Financial Group, Inc. (Ñ)	248	2,622
Sumitomo Realty & Development Co., Ltd.	35,000	862
Sumitomo Trust & Banking Co., Ltd. (The)	35,000	382
Sumitomo Warehouse Co., Ltd. (The) (Ñ)	14,000	103
Suzuken Co., Ltd.	1,100	44
Take And Give Needs Co., Ltd. (Ñ)	191	229
Takeda Pharmaceutical Co., Ltd.	17,600	1,095
Takefuji Corp.	13,200	787
Tanabe Seiyaku Co., Ltd.	6,000	74
TDK Corp.	7,400	563
Teijin, Ltd.	55,000	349
Telewave, Inc. (Ñ)	40	132
Terumo Corp.	5,800	194
Tokai Carbon Co., Ltd. (Ñ)	23,000	129
Tokai Tokyo Securities Co., Ltd.	8,000	47
Tokyo Electric Power Co., Inc. (The)	8,800	243
Tokyo Electron, Ltd.	13,700	958
Toppan Printing Co., Ltd. (Ñ)	9,000	102
Toshiba Corp. (Ñ)	61,000	398
Toshiba Machine Co., Ltd. (Ñ)	5,000	57
Toyobo Co., Ltd.	18,000	51
Toyoda Gosei Co., Ltd.	12,700	255
Toyota Motor Corp.	63,500	3,324
Trend Micro, Inc. (Ñ)	5,000	169
Ube Industries, Ltd.	49,000	142
UFJ NICOS Co., Ltd.	4,000	32
UNY Co., Ltd.	9,000	133

Non-U.S. Fund	27

Russell Investment Funds

Non-U.S. Fund

Schedule of Investments, continued — June 30, 2006 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Valor Co., Ltd.	4,300	78
West Japan Railway Co.	21	87
Xebio Co., Ltd.	2,400	82
Yahoo! Japan Corp.	301	159
Yamaha Corp. (Ñ)	1,800	34
Yamato Holdings Co., Ltd.	5,000	89
Yokogawa Electric Corp. (Ñ)	8,700	124
Yokohama Rubber Co., Ltd. (The) (Ñ)	24,000	106

		70,754

Luxembourg - 0.3%
Arcelor	1,700	82
Tenaris SA - ADR (Ñ)	21,600	875

		957

Mexico - 0.9%
America Movil SA de CV Series L (Ñ)	35,200	1,171
Coca-Cola Femsa SA de CV - ADR (Ñ)	12,100	357
Grupo Televisa SA - ADR (Ñ)	60,000	1,159
Telefonos de Mexico SA de CV - ADR Series L	17,090	356

		3,043

Netherlands - 3.6%
ABN AMRO Holding NV	35,929	983
Aegon NV	39,938	683
ASML Holding NV (Æ)	44,957	911
Buhrmann NV	17,200	249
CSM	900	25
Euronext NV	900	84
Euronext NV (Ñ)	23,015	2,158
European Aeronautic Defense and Space Co. NV (Ñ)	8,900	256
Hagemeyer NV (Æ)(Ñ)	3,300	15
Heineken NV	14,098	598
Hunter Douglas NV	1,100	74
ING Groep NV	500	20
Koninklijke BAM Groep NV	4,600	91
Koninklijke Philips Electronics NV (Ñ)	10,500	327
Koninklijke Philips Electronics NV	73,481	2,296
Mittal Steel Co. NV (Ñ)	5,300	164
OCE NV (Ñ)	4,000	59
Randstad Holdings NV	3,300	194
Rodamco Europe NV	3,800	373
Royal KPN NV	6,700	75
Royal Numico NV	32,400	1,454
Unilever NV	23,300	528

		11,617

Norway - 0.8%
DNB Nor Bank ASA	51,192	635
Statoil ASA	62,500	1,772
Yara International ASA (Ñ)	13,400	179

		2,586

Papua New Guinea - 0.0%
Oil Search, Ltd. (Ñ)	35,300	108

Singapore - 1.1%
CapitaLand, Ltd.	54,200	154
City Developments, Ltd.	21,000	124
CSE Global, Ltd.	45,000	33
DBS Group Holdings, Ltd.	119,910	1,371
Fraser and Neave, Ltd.	30,000	76
Jardine Cycle & Carriage, Ltd.	6,000	38
Keppel Corp., Ltd.	42,000	390
NatSteel, Ltd.	10,000	8
Neptune Orient Lines, Ltd.	18,000	21
Oversea-Chinese Banking Corp.	18,000	75
Overseas Union Enterprise, Ltd.	4,000	26
Parkway Holdings, Ltd.	74,000	115
SembCorp Industries, Ltd.	29,880	61
Singapore Exchange, Ltd. (Ñ)	61,000	136
Singapore Petroleum Co., Ltd.	14,000	45
Singapore Post, Ltd.	71,000	48
Singapore Technologies Engineering, Ltd.	5,000	9
United Overseas Bank, Ltd.	90,200	889
United Overseas Land, Ltd.	8,300	15
United Test and Assembly Center, Ltd. (Æ)	96,000	49
Want Want Holdings, Ltd.	22,000	30

		3,713

South Africa - 0.1%
Nedbank Group, Ltd.	17,644	278

South Korea - 0.9%
Hana Financial Group, Inc.	17,760	835
Korea Electric Power Corp. - ADR	14,590	277
KT Corp. - ADR (Ñ)	15,200	326
Samsung Electronics Co., Ltd.	2,140	1,360
SK Telecom Co., Ltd. - ADR	11,620	272

		3,070

28	Non-U.S. Fund

Russell Investment Funds

Non-U.S. Fund

Schedule of Investments, continued — June 30, 2006 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Spain - 2.9%
Actividades de Construccion y Servicios SA (Ñ)	19,013	793
Altadis SA (Ñ)	37,200	1,759
Antena 3 de Television SA (Ñ)	2,000	46
Banco Bilbao Vizcaya Argentaria SA (Ñ)	36,932	760
Banco Santander Central Hispano SA	75,455	1,102
Cia de Distribucion Integral Logista SA	4,600	274
Cia Espanola de Petroleos SA (Ñ)	500	36
Corporaction Mapfre SA	37,130	685
Endesa SA (Ñ)	4,200	146
Fomento de Construcciones y Contratas SA	900	68
Gamesa Corp. Tecnologica SA (Ñ)	2,340	50
Gas Natural SDG SA (Ñ)	13,930	425
Gestevision Telecinco SA (Ñ)	17,900	429
Iberia Lineas Aereas de Espana (Ñ)	32,400	84
Repsol YPF SA (Ñ)	24,090	690
Repsol YPF SA - ADR	21,839	613
Sociedad General de Aguas de Barcelona SA Class A (Ñ)	1,100	30
Telefonica SA	85,424	1,423

		9,413

Sweden - 2.3%
Alfa Laval AB	1,300	39
Atlas Copco AB Class A (Ñ)	1,900	53
Axfood AB	600	17
Electrolux AB (Ñ)	4,100	59
Elekta AB Class B (Ñ)	3,100	52
Fabege AB	1,700	32
Hennes & Mauritz AB Series B	24,165	937
Holmen AB Class B	2,200	89
Husqvarna AB Class B (Æ)(Ñ)	4,400	53
Kungsleden AB	2,800	33
Lundin Petroleum AB (Æ)(Ñ)	8,600	104
Nordea Bank AB (Ñ)	24,500	293
Sandvik AB	40,600	472
Securitas AB Series B (Ñ)	31,572	605
Skandinaviska Enskilda Banken AB Class A (Ñ)	7,000	167
Skanska AB Series B	4,700	72
Ssab Svenskt Stal AB (Ñ)	10,500	204
Svenska Cellulosa AB Series B (Ñ)	10,080	417
Svenska Handelsbanken Series A (Ñ)	23,793	613
Swedish Match AB	42,300	682
Tele2 AB Series B (Ñ)	2,100	21
Telefonaktiebolaget LM Ericsson Series B	681,158	2,253
TeliaSonera AB	29,500	168
Volvo AB Series B (Ñ)	400	20

		7,455

Switzerland - 6.8%
ABB, Ltd.	75,039	976
Ciba Specialty Chemicals AG	16,618	926
Clariant AG (Ñ)	22,650	321
Compagnie Financiere Richemont AG Class A (Ñ)	13,540	620
Credit Suisse Group (Ñ)	29,483	1,650
Georg Fischer AG (Æ)	202	87
Givaudan	462	364
Logitech International SA (Æ)	32,033	1,237
Nestle SA (Ñ)	7,955	2,499
Novartis AG (Ñ)	56,615	3,066
Pargesa Holding SA Class B	2,741	260
Roche Holding AG (Ñ)	24,780	4,096
Sulzer AG	218	163
Swatch Group AG	24,012	839
Swiss Reinsurance (Ñ)	13,281	928
UBS AG	35,349	3,874
Zurich Financial Services AG (Æ)(Ñ)	611	134

		22,040

Taiwan - 0.4%
HON HAI Precision Industry Co., Ltd.	127,000	785
United Microelectronics Corp. - ADR (Ñ)	141,250	439

		1,224

United Kingdom - 20.3%
3i Group PLC	79,369	1,323
Anglo American PLC	30,801	1,263
Antofagasta PLC	30,500	236
ARM Holdings PLC	555,926	1,164
AstraZeneca PLC	46,888	2,830
Aviva PLC	35,100	497
BAA PLC	4,500	78
BAE Systems PLC	149,900	1,025
Barclays PLC	98,878	1,124
Barratt Developments PLC	13,400	235
BG Group PLC	113,400	1,515
BHP Billiton PLC	108,353	2,102
BOC Group PLC	1,900	56
Boots Group PLC	80,778	1,149
BP PLC	423,117	4,933
Bradford & Bingley PLC	25,600	220
Brambles Industries PLC	38,200	304
British Airways PLC (Æ)	137,374	871

Non-U.S. Fund	29

Russell Investment Funds

Non-U.S. Fund

Schedule of Investments, continued — June 30, 2006 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
British American Tobacco PLC	33,200	836
British Land Co. PLC	76,805	1,794
BT Group PLC	124,561	551
Cadbury Schweppes PLC	2,000	19
Capita Group PLC	50,300	429
Carphone Warehouse Group PLC (Æ)	245,904	1,444
Centrica PLC	205,340	1,083
Cobham PLC	73,100	226
Compass Group PLC	4,100	20
Cookson Group PLC	7,900	77
Davis Service Group PLC	9,300	81
De La Rue PLC	12,700	128
Debenhams PLC Class W (Æ)	233,092	810
Diageo PLC	23,297	392
DSG International PLC	2,500	9
easyJet PLC (Æ)	45,844	327
EMI Group PLC	247,668	1,391
Friends Provident PLC	32,100	106
GKN PLC	92,431	467
GlaxoSmithKline PLC	143,238	4,002
Hanson PLC	23,100	280
HBOS PLC	73,310	1,274
HMV Group PLC	68,100	217
HSBC Holdings PLC	171,624	3,020
Imperial Tobacco Group PLC	8,000	247
Inchcape PLC (Æ)	33,400	292
ITV PLC	12,100	24
J Sainsbury PLC	103,030	637
Kazakhmys PLC	10,800	238
Land Securities Group PLC	3,800	126
Legal & General Group PLC	153,300	364
Liberty International PLC	3,200	63
Lloyds TSB Group PLC	15,200	149
Man Group PLC	20,300	957
Marks & Spencer Group PLC	114,600	1,244
Old Mutual PLC	328,443	992
Pearson PLC	24,100	328
Prudential PLC	49,766	562
Reckitt Benckiser PLC	18,916	707
Reed Elsevier PLC	102,062	1,030
Rentokil Initial PLC	154,130	445
Reuters Group PLC	96,500	687
RHM PLC	15,100	80
Rio Tinto PLC	11,900	629
Rolls-Royce Group PLC	61,700	472
Royal & Sun Alliance Insurance Group PLC	112,000	279
Royal Bank of Scotland Group PLC	60,567	1,991
Royal Dutch Shell PLC Class A	69	2,334
Royal Dutch Shell PLC Class B	51,481	1,800
SABMiller PLC	4,000	72
Scottish & Southern Energy PLC	43,200	919
Smiths Group PLC	59,110	974
Standard Chartered PLC	67,827	1,656
Taylor Woodrow PLC	34,000	210
Tesco PLC	73,726	455
Travis Perkins PLC	4,980	139
Trinity Mirror PLC	49,480	447
Unilever PLC	63,491	1,428
Vodafone Group PLC	1,012,235	2,157
Xstrata PLC	24,625	934

		65,976

United States - 0.2%
Synthes, Inc.	5,814	701

Total Common Stocks (cost $234,820)		298,856

Preferred Stocks - 0.3%
Germany - 0.3%
Fresenius AG	5,610	935

Italy - 0.0%
Unipol SpA	100	—

Total Preferred Stocks (cost $412)		935

	Notional Amount $
Options Purchased - 0.1%
Belgium - 0.1%
Bel20 Index Futures
Jul 2006 3,541.60 (EUR) Call (31)	1,404	265

Switzerland - 0.0%
Swiss Market Index Futures
Sep 2006 7,186.75 (EUR) Put (4)	235	90
Sep 2006 7,275.61 (EUR) Put (22)	1,309	16

		106

Total Options Purchased (cost $300)		371

30	Non-U.S. Fund

Russell Investment Funds

Non-U.S. Fund

Schedule of Investments, continued — June 30, 2006 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Short-Term Investments - 7.6%
United States - 7.6%
Frank Russell Investment Company
Money Market Fund	21,324,000	21,324
United States Treasury Bills (ž)
4.909% due 09/14/06 (§)	1,500	1,485
4.850% due 09/21/06	2,000	1,979

Total Short-Term Investments (cost $24,787)		24,788

Other Securities - 23.6%
State Street Securities Lending
Quality Trust (X)	76,816,559	76,817

Total Other Securities (cost $76,817)		76,817

Total Investments - 123.4% (identified cost $337,136)		401,767
Other Assets and Liabilities,
Net - (23.4%)		(76,192)

Net Assets - 100.0%		325,575

See accompanying notes which are an integral part of the financial statements.

Non-U.S. Fund	31

Russell Investment Funds

Non-U.S. Fund

Schedule of Investments, continued — June 30, 2006 (Unaudited)

Amounts in thousands

Futures Contracts (Number of Contracts)	Notional Amount $	Unrealized Appreciation (Depreciation) $
Long Positions
AEX Index (Netherlands) expiration date 07/06 (48)	5,410	240
CAC-40 Index (France) expiration date 07/06 (33)	2,099	132
expiration date 09/06 (37)	2,362	161
DAX Index (Germany) expiration date 09/06 (16)	2,929	183
EUR STOXX 50 Index (EMU) expiration date 09/06 (100)	4,682	243
FTSE-100 Index (UK) expiration date 09/06 (55)	5,925	247
TOPIX Index (Japan) expiration date 09/06 (88)	12,236	529
Short Positions
Hang Seng Index (Hong Kong) expiration date 07/06 (7)	735	(24)
IBEX Plus Index (Spain) expiration date 07/06 (18)	2,651	(181)
MIB-30 (Italy) expiration date 09/06 (12)	2,813	(136)
OMX Stockholm 30 Index (Sweden) expiration date 07/06 (148)	1,968	(63)
SPI 200 Index (Australia) expiration date 09/06 (36)	3,397	(150)

Total Unrealized Appreciation (Depreciation) on Open Futures Contracts		1,181

Options Written (Number of Contracts)	Notional Amount $	Market Value $
Belgium
Bel20 Index Futures Jul 2006 3,541.60 (EUR) Put (31)	1,404	(198)
Switzerland
Swiss Market Index Futures
Sep 2006 7,186.75 (EUR) Call (4)	235	(32)
Sep 2006 7,275.61 (EUR) Call (22)	1,309	(161)

Total Liability for Options Written (premiums received $ 300)		(391)

See accompanying notes which are an integral part of the financial statements.

32	Non-U.S. Fund

Russell Investment Funds

Non-U.S. Fund

Schedule of Investments, continued — June 30, 2006 (Unaudited)

Amounts in thousands

Foreign Currency Exchange Contracts

Amount Sold		Amount Bought		Settlement Date	Unrealized Appreciation (Depreciation) $
USD	21	AUD	28	07/03/06	—
USD	32	AUD	43	07/03/06	—
USD	54	AUD	72	07/05/06	—
USD	137	AUD	187	09/20/06	1
USD	219	AUD	298	09/20/06	2
USD	252	AUD	342	09/20/06	2
USD	327	AUD	444	09/20/06	2
USD	327	AUD	444	09/20/06	2
USD	427	AUD	579	09/20/06	3
USD	439	AUD	597	09/20/06	4
USD	870	AUD	1,183	09/20/06	8
USD	86	CHF	106	09/20/06	1
USD	425	CHF	522	09/20/06	6
USD	6,263	CHF	7,702	09/20/06	93
USD	8,260	CHF	10,156	09/20/06	123
USD	46	DKK	269	09/20/06	1
USD	67	DKK	396	09/20/06	1
USD	5	EUR	4	07/03/06	—
USD	5	EUR	4	07/03/06	—
USD	260	EUR	205	07/03/06	3
USD	47	EUR	37	07/05/06	—
USD	380	EUR	300	09/20/06	6
USD	382	EUR	300	09/20/06	4
USD	389	EUR	300	09/20/06	(3)
USD	505	EUR	400	09/20/06	10
USD	529	EUR	418	09/20/06	9
USD	632	EUR	500	09/20/06	11
USD	636	EUR	500	09/20/06	7
USD	645	EUR	500	09/20/06	(2)
USD	652	EUR	500	09/20/06	(9)
USD	1,043	EUR	825	09/20/06	18
USD	2,606	EUR	2,000	09/20/06	(34)
USD	5,058	EUR	4,000	09/20/06	87
USD	10,687	EUR	8,200	09/20/06	(142)
USD	44	GBP	24	07/03/06	1
USD	251	GBP	137	07/03/06	3
USD	130	GBP	70	07/05/06	—
USD	140	GBP	76	07/05/06	—
USD	93	GBP	51	09/20/06	1
USD	365	GBP	200	09/20/06	6
USD	373	GBP	200	09/20/06	(2)
USD	376	GBP	200	09/20/06	(6)
USD	376	GBP	200	09/20/06	(6)
USD	896	GBP	484	09/20/06	2
USD	987	GBP	534	09/20/06	2
USD	987	GBP	534	09/20/06	2
USD	987	GBP	534	09/20/06	2
USD	1,223	GBP	664	09/20/06	7
USD	1,580	GBP	858	09/20/06	9
USD	1,693	GBP	900	09/20/06	(26)
USD	2,669	GBP	1,449	09/20/06	16
USD	3,681	GBP	2,000	09/20/06	25
USD	5,268	GBP	2,800	09/20/06	(81)
USD	30	HKD	229	09/20/06	—
USD	82	HKD	632	09/20/06	—
USD	86	HKD	666	09/20/06	—
USD	102	HKD	788	09/20/06	—
USD	198	JPY	23,047	07/03/06	3
USD	29	JPY	3,273	07/05/06	—
USD	31	JPY	3,519	07/05/06	—
USD	447	JPY	50,000	09/20/06	(5)
USD	453	JPY	50,000	09/20/06	(11)
USD	453	JPY	50,000	09/20/06	(11)
USD	455	JPY	50,000	09/20/06	(13)
USD	558	JPY	63,534	09/20/06	4
USD	857	JPY	97,588	09/20/06	6
USD	1,360	JPY	150,000	09/20/06	(34)
USD	1,687	JPY	192,135	09/20/06	11
USD	4,400	JPY	500,000	09/20/06	20
USD	7,620	JPY	840,000	09/20/06	(195)
USD	265	NOK	1,657	07/03/06	1
USD	48	NOK	297	09/20/06	—
USD	134	NOK	830	09/20/06	1
USD	199	NOK	1,237	09/20/06	1
USD	4,618	NOK	28,682	09/20/06	16
USD	8,393	NOK	52,123	09/20/06	28
USD	350	NZD	570	09/20/06	(4)
USD	309	SEK	2,263	09/20/06	7
USD	864	SEK	6,342	09/20/06	24
USD	1,568	SEK	11,354	09/20/06	21
USD	3,661	SEK	26,855	09/20/06	96
USD	8	SGD	12	09/20/06	—
USD	41	SGD	66	09/20/06	—
USD	408	SGD	649	09/20/06	4
USD	3,739	SGD	5,948	09/20/06	33
AUD	6	USD	4	07/05/06	—
AUD	10	USD	7	07/05/06	—
AUD	11	USD	8	07/05/06	—
AUD	15	USD	11	07/05/06	—
AUD	18	USD	13	07/05/06	—

See accompanying notes which are an integral part of the financial statements.

Non-U.S. Fund	33

Russell Investment Funds

Non-U.S. Fund

Schedule of Investments, continued — June 30, 2006 (Unaudited)

Amounts in thousands

Foreign Currency Exchange Contracts

Amount Sold		Amount Bought		Settlement Date	Unrealized Appreciation (Depreciation) $
AUD	32	USD	24	07/05/06	—
AUD	498	USD	366	09/20/06	(3)
AUD	1,106	USD	813	09/20/06	(7)
AUD	1,406	USD	1,034	09/20/06	(9)
AUD	1,436	USD	1,050	09/20/06	(16)
AUD	4,103	USD	3,016	09/20/06	(30)
CHF	1,589	USD	1,298	09/20/06	(14)
CHF	1,589	USD	1,298	09/20/06	(14)
CHF	2,696	USD	2,202	09/20/06	(23)
CHF	3,604	USD	2,932	09/20/06	(43)
CHF	9,008	USD	7,324	09/20/06	(110)
DKK	6	USD	1	09/20/06	—
DKK	12	USD	2	09/20/06	—
DKK	56	USD	9	09/20/06	—
DKK	258	USD	44	09/20/06	(1)
EUR	107	USD	137	07/05/06	—
EUR	135	USD	171	07/05/06	(1)
EUR	239	USD	302	09/20/06	(5)
EUR	300	USD	382	09/20/06	(4)
EUR	400	USD	516	09/20/06	2
EUR	449	USD	565	09/20/06	(12)
EUR	500	USD	633	09/20/06	(10)
EUR	550	USD	708	09/20/06	1
EUR	700	USD	912	09/20/06	12
EUR	869	USD	1,099	09/20/06	(19)
EUR	1,700	USD	2,216	09/20/06	29
EUR	7,000	USD	8,870	09/20/06	(132)
EUR	7,484	USD	9,464	09/20/06	(161)
GBP	160	USD	297	09/20/06	1
GBP	200	USD	375	09/20/06	4
GBP	322	USD	587	09/20/06	(10)
GBP	600	USD	1,129	09/20/06	17
GBP	2,911	USD	5,360	09/20/06	(32)
GBP	3,000	USD	5,536	09/20/06	(22)
HKD	283	USD	36	07/03/06	—
HKD	19	USD	2	09/20/06	—
HKD	150	USD	19	09/20/06	—
HKD	776	USD	100	09/20/06	—
JPY	865	USD	7	07/03/06	—
JPY	676	USD	6	07/05/06	—
JPY	865	USD	8	07/05/06	—
JPY	1,727	USD	15	07/05/06	—
JPY	8,683	USD	76	07/05/06	—
JPY	12,689	USD	111	07/05/06	—
JPY	13,204	USD	115	07/05/06	—
JPY	21,398	USD	184	07/05/06	(3)
JPY	17,248	USD	150	09/20/06	(2)
JPY	50,000	USD	435	09/20/06	(7)
JPY	57,289	USD	503	09/20/06	(4)
JPY	75,000	USD	670	09/20/06	7
JPY	111,176	USD	980	09/20/06	(2)
JPY	114,241	USD	1,003	09/20/06	(7)
JPY	117,556	USD	1,032	09/20/06	(7)
JPY	168,421	USD	1,485	09/20/06	(4)
JPY	170,000	USD	1,541	09/20/06	38
JPY	262,233	USD	2,303	09/20/06	(15)
JPY	321,403	USD	2,822	09/20/06	(19)
JPY	389,116	USD	3,432	09/20/06	(8)
JPY	700,000	USD	6,165	09/20/06	(23)
NOK	1,336	USD	213	09/20/06	(3)
NOK	1,992	USD	321	09/20/06	(1)
NOK	14,029	USD	2,254	09/20/06	(13)
NOK	15,249	USD	2,455	09/20/06	(9)
NZD	570	USD	344	09/20/06	(2)
SEK	1,388	USD	189	09/20/06	(5)
SEK	2,585	USD	352	09/20/06	(9)
SEK	11,573	USD	1,577	09/20/06	(42)
SEK	14,883	USD	2,028	09/20/06	(55)
SEK	16,385	USD	2,231	09/20/06	(62)
SGD	78	USD	49	09/20/06	—
SGD	297	USD	187	09/20/06	(2)
SGD	1,260	USD	793	09/20/06	(6)
SGD	1,423	USD	895	09/20/06	(8)
SGD	1,754	USD	1,103	09/20/06	(10)
SGD	1,864	USD	1,172	09/20/06	(10)

	Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts				(733)

See accompanying notes which are an integral part of the financial statements.

34	Non-U.S. Fund

Russell Investment Funds

Non-U.S. Fund

Schedule of Investments, continued — June 30, 2006 (Unaudited)

Amounts in thousands

Index Swap Contracts

Fund Receives Underlying Security	Counter Party	Notional Amount		Fund Pays Floating Rate	Termination Date	Unrealized Appreciation (Depreciation) $
MCSI Austria				1 Month EUR LIBOR plus 0.15%
Local Net Total Return Index	Merrill Lynch	EUR	35		12/27/06	(4)

MCSI Norway				1 Month NOK NIBOR plus 0.15%
Local Net Total Return Index	Merrill Lynch	NOK	5,486		12/27/06	(2)

Total Unrealized Appreciation (Depreciation) on Open Index Swap Contracts						(6)

Industry Diversification	% of Net Assets	Market Value $	Geographic Diversification	% of Net Assets	Market Value $
Auto and Transportation	5.6	18,962	Africa	0.1	278
Consumer Discretionary	10.0	32,645	Asia	6.7	22,095
Consumer Staples	6.4	21,219	Europe	40.8	132,285
Financial Services	24.0	77,346	Japan	21.7	70,754
Health Care	7.6	25,643	Latin America	1.5	5,243
Integrated Oils	7.1	22,890	Other Regions	8.7	28,319
Materials and Processing	11.8	38,004	United Kingdom	20.3	65,976
Miscellaneous	0.9	2,647	Other Securities	23.6	76,817

Other Energy	0.5	2,024	Total Investments	123.4	401,767
Producer Durables	5.9	19,082	Other Assets and Liabilities, Net	(23.4)	(76,192)

Technology	5.0	15,698	Net Assets	100.0	325,575

Utilities	7.3	23,631
Options Purchased	0.1	371
Short-Term Investments	7.6	24,788
Other Securities	23.6	76,817

Total Investments	123.4	401,767
Other Assets and Liabilities, Net	(23.4)	(76,192)

Net Assets	100.0	325,575

See accompanying notes which are an integral part of the financial statements.

Non-U.S. Fund	35

Russell Investment Funds

Non-U.S. Fund

Presentation of Portfolio Holdings — June 30, 2006 (Unaudited)

Categories	% of Net Assets
Australia	3.4
Austria	0.3
Belgium	0.7
Bermuda	0.1
Brazil	0.5
Canada	0.9
Cayman Islands	—	*
China	—	*
Denmark	0.3
Finland	0.9
France	9.8
Germany	6.7
Greece	0.8
Hong Kong	0.9
Indonesia	—	*
Ireland	0.9
Italy	3.3
Japan	21.7
Luxembourg	0.3
Mexico	0.9
Netherlands	3.6
Norway	0.8
Papua New Guinea	—	*
Singapore	1.1
South Africa	0.1
South Korea	0.9
Spain	2.9
Sweden	2.3
Switzerland	6.8
Taiwan	0.4
United Kingdom	20.3
United States	0.2
Preferred Stocks	0.3
Options Purchased	0.1
Short-Term Investments	7.6
Other Securities	23.6

Total Investments	123.4
Other Assets and Liabilities, Net	(23.4)

	100.0

Futures Contracts	0.4
Options Written	(0.1)
Foreign Currency Exchange Contracts	(0.2)
Index Swap Contracts	(—	)*
* Less than .05% of net assets

See accompanying notes which are an integral part of the financial statements.

36	Non-U.S. Fund

Russell Investment Funds

Real Estate Securities Fund

Shareholder Expense Example — June 30, 2006 (Unaudited)

Fund Expenses

The following disclosure provides important information regarding each Fund’s Expense Example, which appears on each Fund’s individual page in this Semiannual Report. Please refer to this information when reviewing the Expense Example for a Fund.

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees; and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this Fund is from January 1, 2006 to June 30, 2006.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first column in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Actual Performance	Hypothetical Performance (5% return before expenses)
Beginning Account Value January 1, 2006	$1,000.00	$1,000.00
Ending Account Value June 30, 2006	$1,139.70	$1,020.28
Expenses Paid During Period*	$4.83	$4.56

*	Expenses are equal to the Fund’s annualized expense ratio of 0.91% (representing the one-half year period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Real Estate Securities Fund	37

Russell Investment Funds

Real Estate Securities Fund

Schedule of Investments — June 30, 2006 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Common Stocks - 96.7%
Apartments - 19.0%
Apartment Investment & Management Co. Class A (ö)	107,925	4,689
Archstone-Smith Trust (ö)	430,072	21,878
AvalonBay Communities, Inc. (ö)(Ñ)	210,700	23,308
BRE Properties, Inc. Class A (ö)	23,100	1,270
Camden Property Trust (ö)	132,800	9,767
Equity Residential (ö)	379,600	16,980
Essex Property Trust, Inc. (ö)(Ñ)	63,450	7,085
GMH Communities Trust (ö)(Ñ)	229,600	3,026
Home Properties, Inc. (ö)	19,800	1,099
Mid-America Apartment Communities, Inc. (ö)	27,800	1,550
United Dominion Realty Trust, Inc. (ö)(Ñ)	144,600	4,050

		94,702

Diversified - 6.5%
Colonial Properties Trust (ö)	35,700	1,764
iStar Financial, Inc. (ö)(Ñ)	34,800	1,314
Spirit Finance Corp. (ö)(Ñ)	272,400	3,067
Vornado Realty Trust (ö)	268,914	26,232

		32,377

Free Standing Retail - 0.1%
Realty Income Corp. (ö)(Ñ)	31,500	690

Health Care - 3.0%
Health Care REIT, Inc. (ö)	24,100	842
Healthcare Realty Trust, Inc. (ö)(Ñ)	53,800	1,713
LTC Properties, Inc. (ö)(Ñ)	19,800	443
Nationwide Health Properties, Inc. (ö)	106,600	2,400
Omega Healthcare Investors, Inc. (ö)(Ñ)	86,700	1,146
Ventas, Inc. (ö)	250,950	8,502

		15,046

Industrial - 6.7%
AMB Property Corp. (ö)	145,350	7,348
First Potomac Realty Trust (ö)(Ñ)	23,900	712
ProLogis (ö)	485,100	25,283

		33,343

Lodging/Resorts - 10.3%
DiamondRock Hospitality Co. (ö)	47,900	709
FelCor Lodging Trust, Inc. (ö)	59,800	1,300
Hilton Hotels Corp.	266,900	7,548
Hospitality Properties Trust (ö)(Ñ)	16,500	725
Host Hotels & Resorts, Inc. (ö)(Ñ)	989,296	21,636
Innkeepers USA Trust (ö)	39,000	674
LaSalle Hotel Properties (ö)	104,000	4,815
Starwood Hotels & Resorts Worldwide, Inc. (ö)	192,532	11,617
Strategic Hotels & Resorts, Inc. (ö)(Ñ)	29,000	602
Sunstone Hotel Investors, Inc. (ö)	67,298	1,956

		51,582

Manufactured Homes - 0.4%
Equity Lifestyle Properties, Inc. (ö)	46,900	2,056

Mixed Industrial/Office - 2.3%
Duke Realty Corp. (ö)	41,500	1,459
EastGroup Properties, Inc. (ö)(Ñ)	36,600	1,708
Liberty Property Trust (ö)(Ñ)	114,500	5,061
PS Business Parks, Inc. (ö)(Ñ)	53,050	3,130

		11,358

Office - 19.2%
Alexandria Real Estate Equities, Inc. (ö)(Ñ)	27,400	2,430
American Financial Realty Trust (ö)	61,100	592
BioMed Realty Trust, Inc. (ö)(Ñ)	147,440	4,414
Boston Properties, Inc. (ö)(Ñ)	241,950	21,872
Brandywine Realty Trust (ö)(Ñ)	196,886	6,334
Brookfield Properties Corp.	323,200	10,397
CarrAmerica Realty Corp. (ö)	12,000	535
Columbia Equity Trust, Inc. (ö)(Ñ)	88,900	1,366
Corporate Office Properties Trust (ö)(Ñ)	37,050	1,559
Equity Office Properties Trust (ö)	256,400	9,361
Highwoods Properties, Inc. (ö)	74,000	2,677
Kilroy Realty Corp. (ö)	68,000	4,913
Mack-Cali Realty Corp. (ö)(Ñ)	117,300	5,386
Maguire Properties, Inc. (ö)(Ñ)	14,550	512
Reckson Associates Realty Corp. (ö)(Ñ)	135,550	5,609
SL Green Realty Corp. (ö)(Ñ)	91,050	9,967
Trizec Properties, Inc. (ö)(Ñ)	268,200	7,681

		95,605

Regional Malls - 13.7%
CBL & Associates Properties, Inc. (ö)	47,200	1,838
General Growth Properties, Inc. (ö)(Ñ)	240,800	10,850
Macerich Co. (The) (ö)(Ñ)	191,300	13,429
Simon Property Group, Inc. (ö)(Ñ)	439,200	36,427
Taubman Centers, Inc. (ö)	144,000	5,890

		68,434

38	Real Estate Securities Fund

Russell Investment Funds

Real Estate Securities Fund

Schedule of Investments, continued — June 30, 2006 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Self Storage - 4.3%
Extra Space Storage, Inc. (ö)(Ñ)	114,300	1,856
Public Storage, Inc. (ö)	194,475	14,761
Shurgard Storage Centers, Inc. Class A (ö)(Ñ)	25,200	1,575
U-Store-It Trust (ö)(Ñ)	167,200	3,153

		21,345

Shopping Centers - 9.9%
Acadia Realty Trust (ö)	148,100	3,503
Developers Diversified Realty Corp. (ö)(Ñ)	221,000	11,532
Federal Realty Investors Trust (ö)(Ñ)	132,300	9,261
Kimco Realty Corp. (ö)	151,700	5,535
Kite Realty Group Trust (ö)	53,000	826
Pan Pacific Retail Properties, Inc. (ö)	49,100	3,406
Regency Centers Corp. (ö)	250,500	15,569

		49,632

Specialty - 1.3%
Digital Realty Trust, Inc. (ö)	190,200	4,696
Plum Creek Timber Co., Inc. (ö)	55,000	1,953

		6,649

Total Common Stocks (cost $322,694)		482,819

Short-Term Investments - 2.8%
Frank Russell Investment Company Money Market Fund	13,911,000	13,911

Total Short-Term Investments (cost $13,911)		13,911

Other Securities - 13.4%
State Street Securities Lending Quality Trust (x)	66,946,335	66,946

Total Other Securities (cost $66,946)		66,946

Total Investments - 112.9% (identified cost $403,551)		563,676
Other Assets and Liabilities, Net - (12.9%)		(64,558)

Net Assets - 100.0%		499,118

See accompanying notes which are an integral part of the financial statements.

Real Estate Securities Fund	39

Russell Investment Funds

Real Estate Securities Fund

Presentation of Portfolio Holdings — June 30, 2006 (Unaudited)

Categories	% of Net Assets
Apartments	19.0
Diversified	6.5
Free Standing Retail	0.1
Health Care	3.0
Industrial	6.7
Lodging/Resorts	10.3
Manufactured Homes	0.4
Mixed Industrial/Office	2.3
Office	19.2
Regional Malls	13.7
Self Storage	4.3
Shopping Centers	9.9
Specialty	1.3
Short-Term Investments	2.8
Other Securities	13.4

Total Investments	112.9
Other Assets and Liabilities, Net	(12.9)

100.0

See accompanying notes which are an integral part of the financial statements.

40	Real Estate Securities Fund

Russell Investment Funds

Core Bond Fund

Shareholder Expense Example — June 30, 2006 (Unaudited)

Fund Expenses

The following disclosure provides important information regarding each Fund’s Expense Example, which appears on each Fund’s individual page in this Semiannual Report. Please refer to this information when reviewing the Expense Example for a Fund.

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees; and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this Fund is from January 1, 2006 to June 30, 2006.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first column in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Actual Performance	Hypothetical Performance (5% return before expenses)
Beginning Account Value
January 1, 2006	$1,000.00	$1,000.00
Ending Account Value
June 30, 2006	$991.20	$1,021.32
Expenses Paid During Period*	$3.46	$3.51

*	Expenses are equal to the Fund’s annualized expense ratio of 0.70% (representing the one-half year period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Reflects amounts waived and/or reimbursed by the investment adviser. Without the waiver and/or reimbursement, expenses would have been higher.

Core Bond Fund	41

Russell Investment Funds

Core Bond Fund

Schedule of Investments — June 30, 2006 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Long-Term Investments - 81.3%
Asset-Backed Securities - 3.4%
AAA Trust (Ê)(Þ)
Series 2005-2 Class A1
5.181% due 11/26/35	40	40
Accredited Mortgage Loan Trust (Ê)
Series 2004-2 Class A2
5.623% due 07/25/34	74	75
ACE Securities Corp. (Ê)
Series 2005-SD3 Class A
5.723% due 08/25/45	472	472
Ameriquest Mortgage Securities, Inc. (Ê)
Series 2002-D Class M1
7.823% due 02/25/33	90	91
Series 2004-R10 Class A5
5.713% due 11/25/34	104	104
Series 2004-R8 Class A5
5.451% due 09/25/34	356	357
Argent Securities, Inc. (Ê)
Series 2005-W4 Class A2A
5.221% due 02/25/36	402	402
Bayview Financial Acquisition Trust
Series 2006-A Class 1A3
5.865% due 02/28/41	190	186
Carrington Mortgage Loan Trust (Ê)
Series 2005-NC3 Class A1A
5.403% due 06/25/35	18	18
Citifinancial Mortgage Securities, Inc.
Series 2003-3 Class AF2
3.082% due 08/25/33	7	7
Series 2003-4 Class AF3
3.221% due 10/25/33	29	29
Countrywide Asset-Backed Certificates
Series 2004-13 Class AF2
3.683% due 08/25/24	61	61
Series 2004-BC1 Class M1 (Ê)
5.823% due 02/25/34	105	106
Series 2006-11 Class 1AF4
6.263% due 07/25/36	170	169
GSAA Home Equity Trust
Series 2006-4 Class 1A2
5.986% due 03/25/36	294	291
GSAA Trust (Ê)
Series 2006-2 Class 2A3
5.351% due 12/25/35	320	321
GSAMP Trust (Ê)
Series 2003-HE2 Class M1
5.731% due 08/25/33	175	176
Series 2004-SEA Class A2A
5.371% due 03/25/34	143	143
Heritage Property Investment Trust
5.125% due 04/15/14	150	138
Home Equity Asset Trust (Ê)
Series 2003-5 Class M1
6.023% due 12/25/33	265	267
Series 2005-2 Class 2A2
5.281% due 07/25/35	170	170
Indymac Residential Asset Backed Trust (Ê)
Series 2006-H2 Class A
5.485% due 06/28/36	667	665
Lehman XS Trust (Ê)
Series 2005-1 Class 2A2
4.660% due 07/25/35	198	197
Mastr Asset Backed Securities Trust (Ê)
Series 2003-WMC Class M2
6.731% due 08/25/33	114	115
Morgan Stanley ABS Capital I (Ê)
Series 2003-NC8 Class M3
7.181% due 09/25/33	200	202
New Century Home Equity Loan Trust (Ê)
Series 2004-4 Class M2
5.611% due 02/25/35	215	216
NWA Trust (Ø)
Series 1995-2 Class A
9.250% due 12/21/12	98	100
Option One Mortgage Loan Trust (Ê)
Series 2003-2 Class M2
6.781% due 04/25/33	200	200
Series 2003-3 Class M3
7.081% due 06/25/33	150	151
Series 2003-4 Class M2
6.731% due 07/25/33	130	131
Park Place Securities, Inc. (Ê)
Series 2005-WCW Class M1
5.531% due 09/25/35	210	211
Parker Hannifin Employee Stock
Ownership Trust (A) °
6.340% due 07/15/08	138	138
Popular ABS Mortgage Pass-Through Trust
Series 2005-1 Class AF2
3.914% due 05/25/35	85	84
Series 2005-6 Class A3
5.680% due 01/25/36	230	227
Renaissance Home Equity Loan Trust
Series 2006-1 Class AF6
5.746% due 05/25/36	175	172

42	Core Bond Fund

Russell Investment Funds

Core Bond Fund

Schedule of Investments, continued — June 30, 2006 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Residential Asset Mortgage Products, Inc.
Series 2003-RS1 Class AI6A
5.980% due 12/25/33	205	205
Series 2004-RS1 Class AI2
3.620% due 07/25/26	46	46
Residential Asset Securities Corp.
Series 2003-KS1 Class M2 (Ê)
6.831% due 01/25/33	44	45
Series 2003-KS2 Class MI1
4.800% due 04/25/33	450	435
Series 2004-KS8 Class AI2
3.340% due 10/25/24	200	199
Small Business Administration
Series 2000-P10 Class 1
7.449% due 08/01/10	15	15
Structured Asset Investment Loan Trust (Ê)
Series 2003-BC1 Class 3A5
5.561% due 10/25/33	21	21
Series 2005-3 Class M2
5.521% due 04/25/35	120	120
Structured Asset Securities Corp.
Series 2004-19X Class A2
4.370% due 10/25/34	400	394
Tenaska Alabama II Partners, LP (Þ)
6.125% due 03/30/23	107	104

		8,016

Corporate Bonds and Notes - 11.0%
Abbott Laboratories
5.600% due 05/15/11	155	154
5.875% due 05/15/16	80	79
Alamosa Delaware, Inc.
8.500% due 01/31/12	100	106
Altria Group, Inc.
7.750% due 01/15/27	175	196
American Electric Power Co., Inc.
Series C
5.375% due 03/15/10	35	34
American General Finance Corp.
4.875% due 05/15/10	225	217
American International Group, Inc. (Þ)
4.700% due 10/01/10	130	125
5.050% due 10/01/15	130	121
American RE Corp.
Series B
7.450% due 12/15/26	250	266
Americo Life, Inc. (Þ)
7.875% due 05/01/13	50	50
AmerUs Group Co.
5.950% due 08/15/15	150	145
ANZ Capital Trust (ƒ)(Þ)
4.484% due 12/31/49	225	212
AT&T, Inc.
5.100% due 09/15/14	45	42
BAE Systems Holdings, Inc. (Þ)
6.400% due 12/15/11	330	336
Ball Corp.
6.625% due 03/15/18	80	75
Bally Total Fitness Holding Corp.
10.500% due 07/15/11	150	157
Bank of America Corp.
5.875% due 02/15/09	80	81
5.406% due 06/19/09 (Ê)	900	900
7.800% due 02/15/10	30	32
BellSouth Corp.
6.550% due 06/15/34	35	33
BNP Paribas Capital Trust (ƒ)(Þ)
9.003% due 12/29/49	450	501
Boeing Capital Corp.
6.100% due 03/01/11	50	51
Boston Scientific Corp.
5.500% due 11/15/15	60	58
6.400% due 06/15/16	60	58
Burlington Northern Santa Fe Corp.
6.875% due 12/01/27	25	27
6.750% due 03/15/29	10	11
CenterPoint Energy Houston Electric LLC
Series J2
5.700% due 03/15/13	110	108
CenterPoint Energy Resources Corp. Series B
7.875% due 04/01/13	120	130
Cingular Wireless Services, Inc.
8.750% due 03/01/31	45	55
CIT Group, Inc.
6.875% due 11/01/09	45	46
Citigroup Global Markets Holdings, Inc. (Ê)
Series MTNM
5.273% due 03/07/08	400	400
Citigroup, Inc.
3.500% due 02/01/08	560	542
6.500% due 01/18/11	130	134
4.700% due 05/29/15	50	46
Citizens Communications Co.
6.250% due 01/15/13	—	—

Core Bond Fund	43

Russell Investment Funds

Core Bond Fund

Schedule of Investments, continued — June 30, 2006 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Clear Channel Communications, Inc.
6.250% due 03/15/11	50	49
Clorox Co.
4.200% due 01/15/10	100	95
5.000% due 01/15/15	45	42
Columbus Southern Power Co.
Series A
5.500% due 03/01/13	10	10
Comcast Cable Communications Holdings, Inc.
9.455% due 11/15/22	125	155
Comcast Corp.
5.900% due 03/15/16	20	19
6.450% due 03/15/37	45	42
COX Communications, Inc.
4.625% due 01/15/10	350	334
Credit Suisse First Boston USA, Inc.
4.875% due 08/15/10	65	63
6.500% due 01/15/12	25	26
5.500% due 08/15/13	45	44
Credit Suisse USA, Inc.
5.250% due 03/02/11	55	54
Detroit Edison Co.
6.350% due 10/15/32	50	49
Dex Media East Finance Co.
12.125% due 11/15/12	110	123
Dominion Resources, Inc.
Series B
6.250% due 06/30/12	30	30
DPL, Inc.
6.875% due 09/01/11	133	137
Dresdner Funding Trust I (Þ)
8.151% due 06/30/31	130	145
Drummond Co., Inc. (Þ)
7.375% due 02/15/16	230	213
Duke Energy Field Services LLC
6.875% due 02/01/11	20	21
El Paso Corp.
8.050% due 10/15/30	400	401
Eli Lilly & Co.
6.770% due 01/01/36	170	184
Embarq Corp.
7.995% due 06/01/36	100	101
FedEx Corp.
7.600% due 07/01/97	75	82
Financing Corp.
Principal Only STRIP
Series 10P
Zero coupon due 11/30/17	510	273
Series 15P
Zero coupon due 03/07/19	70	35
Series 2P
Zero coupon due 11/30/17	60	32
Series 6P
Zero coupon due 08/03/18	300	154
FirstEnergy Corp.
Series B
6.450% due 11/15/11	375	382
Series C
7.375% due 11/15/31	150	161
Ford Motor Credit Co.
7.875% due 06/15/10	1,000	922
General Electric Capital Corp.
5.500% due 04/28/11	155	154
Series MTNA
5.450% due 01/15/13	260	256
General Electric Co. (Ê)
5.323% due 12/09/08	200	200
General Motors Acceptance Corp.
6.750% due 12/01/14	250	232
Glencore Funding LLC (Þ)
6.000% due 04/15/14	135	123
Goldman Sachs Group, Inc.
6.875% due 01/15/11	220	229
5.350% due 01/15/16	425	401
Greater Bay Bancorp
Series B
5.250% due 03/31/08	150	148
Hess Corp.
6.650% due 08/15/11	45	46
7.300% due 08/15/31	70	74
Historic TW, Inc.
9.125% due 01/15/13	205	234
8.050% due 01/15/16	185	203
6.625% due 05/15/29	10	10
HJ Heinz Co.
6.375% due 07/15/28	20	19
HJ Heinz Finance Co.
6.750% due 03/15/32	30	29
HSBC Bank USA NA (Ê)
Series BKNT
5.000% due 09/21/07	500	500
HSBC Finance Corp.
6.375% due 11/27/12	160	164
5.000% due 06/30/15	85	78
Innophos Investments Holdings, Inc. (Ê)
13.170% due 02/15/15	253	253
International Business Machines Corp.
7.125% due 12/01/96	160	172
International Lease Finance Corp.
5.750% due 06/15/11	70	69

44	Core Bond Fund

Russell Investment Funds

Core Bond Fund

Schedule of Investments, continued — June 30, 2006 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
International Paper Co.
6.750% due 09/01/11	100	103
5.500% due 01/15/14	75	71
iStar Financial, Inc.
Series B
5.125% due 04/01/11	200	191
ITT Industries, Inc.
7.400% due 11/15/25	100	112
JP Morgan Chase Bank
Series EMTN
Zero coupon due 05/16/45	1,819	568
JPMorgan Chase & Co.
5.600% due 06/01/11	65	65
5.150% due 10/01/15	150	140
Kellogg Co.
Series B
6.600% due 04/01/11	320	331
KeySpan Corp.
7.625% due 11/15/10	150	159
Kraft Foods, Inc.
5.625% due 11/01/11	600	591
Kroger Co. (The)
8.000% due 09/15/29	15	16
7.500% due 04/01/31	10	11
Lehman Brothers Holdings, Inc.
5.000% due 01/14/11	175	170
5.500% due 04/04/16	65	62
Manufacturers & Traders Trust Co.
5.585% due 12/28/20	84	81
May Department Stores Co. (The)
4.800% due 07/15/09	50	49
5.750% due 07/15/14	55	53
MedQuest, Inc.
Series B
11.875% due 08/15/12	185	172
Merrill Lynch & Co., Inc.
Series MTNC
4.250% due 02/08/10	410	390
Midamerican Energy Holdings Co. (Þ)
6.125% due 04/01/36	125	117
Miller Brewing Co. (Þ)
5.500% due 08/15/13	110	106
Monumental Global Funding II (Þ)
4.625% due 03/15/10	95	92
Morgan Stanley
5.375% due 10/15/15	100	95
Series GMTN (Ê)
5.276% due 02/09/09	500	501
Natexis Ambs Co. LLC (ƒ)(Þ)
8.440% due 12/29/49	120	126
National Rural Utilities Cooperative Finance Corp.
5.750% due 08/28/09	45	45
News America Holdings, Inc.
7.900% due 12/01/95	90	93
8.250% due 10/17/96	20	21
Nisource Finance Corp.
7.875% due 11/15/10	100	107
Norfolk Southern Corp.
7.700% due 05/15/17	20	23
7.050% due 05/01/37	40	44
7.900% due 05/15/97	305	354
6.000% due 03/15/2105	105	93
Occidental Petroleum Corp. (Ñ)
9.250% due 08/01/19	95	121
Ohio Edison Co.
6.875% due 07/15/36	100	102
Ohio Power Co.
Series F
5.500% due 02/15/13	20	19
Pacific Gas & Electric Co.
4.200% due 03/01/11	60	56
6.050% due 03/01/34	65	61
Pemex Project Funding Master Trust (Þ)
Series 144a
5.750% due 12/15/15	100	92
Phoenix Life Insurance Co. (Þ)
7.150% due 12/15/34	150	147
Popular North America, Inc.
Series MTNE
3.875% due 10/01/08	275	263
Progress Energy, Inc.
7.100% due 03/01/11	100	104
7.000% due 10/30/31	75	77
Qwest Corp.
7.625% due 06/15/15	200	198
RBS Capital Trust I (ƒ)
5.512% due 09/29/49	190	177
Residential Capital Corp.
6.000% due 02/22/11	190	184
Reynolds American, Inc. (Þ)
7.625% due 06/01/16	105	103
RH Donnelley, Inc.
10.875% due 12/15/12	110	121
Safeway, Inc.
7.250% due 02/01/31	20	20
SB Treasury Co. LLC (ƒ)(Þ)
9.400% due 12/29/49	350	372
SBC Communications, Inc.
6.150% due 09/15/34	75	69

Core Bond Fund	45

Russell Investment Funds

Core Bond Fund

Schedule of Investments, continued — June 30, 2006 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Simmons Co.
10.000% due 12/15/14	70	47
Six Flags, Inc.
9.625% due 06/01/14	95	86
Smithfield Foods, Inc.
Series B
7.750% due 05/15/13	105	103
Southern Copper Corp. (Þ)
Series 144a
7.500% due 07/27/35	435	415
Sprint Capital Corp.
7.625% due 01/30/11	350	373
8.750% due 03/15/32	170	205
Symetra Financial Corp. (Þ)
6.125% due 04/01/16	150	145
Tele-Communications-TCI Group
9.800% due 02/01/12	140	162
7.875% due 08/01/13	305	329
Tronox Worldwide LLC/Tronox Finance Corp. (Þ)
9.500% due 12/01/12	165	170
Tyson Foods, Inc.
8.250% due 10/01/11	75	79
6.600% due 04/01/16	40	39
Union Pacific Corp.
6.125% due 01/15/12	120	121
Union Planters Corp.
7.750% due 03/01/11	50	54
Verizon Communications, Inc.
5.550% due 02/15/16	190	178
Verizon Global Funding Corp.
7.250% due 12/01/10	420	440
5.850% due 09/15/35	105	91
Wachovia Capital Trust III (ƒ)
5.800% due 03/15/42	190	184
WellPoint, Inc.
5.850% due 01/15/36	40	36
Wells Fargo & Co.
4.950% due 10/16/13	65	61
Wells Fargo Bank NA
5.750% due 05/16/16	80	79
Westvaco Corp.
8.200% due 01/15/30	100	108
Windstream Corp. (Þ)
8.125% due 08/01/13	155	158
8.625% due 08/01/16	125	128
Wisconsin Central Transport
6.625% due 04/15/08	325	331
Wyeth
6.950% due 03/15/11	390	407
Zurich Capital Trust I (Þ)
8.376% due 06/01/37	245	259

		25,726

International Debt - 4.3%
Abbey National PLC (ƒ)
6.700% due 06/29/49	150	152
America Movil SA de CV
5.500% due 03/01/14	100	92
Argentina Bonos
Series V
7.000% due 03/28/11	95	90
AXA SA
8.600% due 12/15/30	35	42
BNP Paribas (ƒ)(Þ)
5.186% due 06/29/49	300	272
Brazilian Government International Bond
7.875% due 03/07/15	100	105
8.875% due 04/15/24	525	583
British Telecommunications PLC
8.875% due 12/15/30	150	184
Colombia Government International Bond (Ñ)
8.125% due 05/21/24	230	233
Conoco Funding Co.
6.350% due 10/15/11	310	319
Deutsche Telekom International Finance BV
8.250% due 06/15/30	155	179
Egypt Government AID Bonds
4.450% due 09/15/15	390	361
EnCana Corp.
6.500% due 08/15/34	35	35
Export-Import Bank of China (Þ)
4.875% due 07/21/15	110	102
Export-Import Bank of Korea
4.125% due 02/10/09 (Þ)	120	115
5.125% due 02/14/11	100	97
Falconbridge, Ltd.
6.000% due 10/15/15	70	67
Gaz Capital for Gazprom (Þ)
8.625% due 04/28/34	80	92
HSBC Holdings PLC
6.500% due 05/02/36	45	44
Intelsat Bermuda, Ltd. (Þ)
11.250% due 06/15/16	110	113
Intelsat Subsidiary Holding Co., Ltd.
8.625% due 01/15/15	95	95

46	Core Bond Fund

Russell Investment Funds

Core Bond Fund

Schedule of Investments, continued — June 30, 2006 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Ispat Inland ULC
9.750% due 04/01/14	239	263
Kerzner International, Ltd.
6.750% due 10/01/15	255	266
Korea Electric Power Corp. (Þ)
5.125% due 04/23/34	60	57
Mexico Government International Bond
8.300% due 08/15/31	215	248
Mizuho Financial Group Cayman, Ltd. (Þ)
5.790% due 04/15/14	100	98
Panama Government International Bond
9.375% due 07/23/12	100	111
Petrobras International Finance Co.
8.375% due 12/10/18	305	327
Poland Government International Bond
Series RSTA
(Step Up, 5.000%, 10/27/06)
4.750% due 10/27/24	200	174
Province of Quebec Canada
Series PJ
6.125% due 01/22/11	375	383
Ras Laffan Liquefied Natural Gas Co., Ltd. II (Þ)
5.298% due 09/30/20	75	70
Ras Laffan LNG III (Þ)
5.838% due 09/30/27	250	233
Resona Bank, Ltd. (ƒ)(Þ)
5.850% due 09/29/49	255	237
Royal Bank of Scotland Group PLC (ƒ)
Series 1
9.118% due 03/31/49	700	769
Royal KPN NV
8.000% due 10/01/10	90	95
Russia Government International Bond
8.250% due 03/31/10	178	185
5.000% due 03/31/30 (Þ)	315	335
Santander Financial Issuances
6.375% due 02/15/11	110	112
Sanwa Finance Aruba AEC
8.350% due 07/15/09	135	144
Sumitomo Mitsui Banking Corp. (ƒ)(Þ)
5.625% due 07/29/49	400	373
Systems 2001 AT LLC (Þ)
7.156% due 12/15/11	118	121
Telecom Italia Capital SA
5.250% due 10/01/15	265	240
Telefonica Emisones SAU
5.714% due 06/19/09 (Ê)	300	300
7.045% due 06/20/36	75	75
Telefonica Europe BV
7.750% due 09/15/10	325	345
TELUS Corp.
8.000% due 06/01/11	250	271
Tyco International Group SA
6.750% due 02/15/11	400	413
UFJ Finance Aruba AEC
6.750% due 07/15/13	35	36
Vale Overseas, Ltd.
6.250% due 01/11/16	150	143
8.250% due 01/17/34	25	27
Woori Bank (ƒ)(Þ)
6.125% due 05/03/16	105	103

		9,926

Loan Agreements - 0.6%
Starbound Reinsurance, Ltd.
7.230% due 03/31/08	1,500	1,500

Mortgage-Backed Securities - 43.6%
ABN Amro Mortgage Corp.
Series 2003-13 Class A3
5.500% due 01/25/34	1,491	1,388
Adjustable Rate Mortgage Trust (Ê)
Series 2005-3 Class 8A2
5.563% due 07/25/35	392	393
American Home Mortgage Investment
Trust (Ê)
Series 2004-4 Class 4A
4.390% due 02/25/45	191	185
Banc of America Commercial
Mortgage, Inc.
Series 2004-3 Class A3
4.875% due 06/10/39	465	452
Series 2004-4 Class A3
4.128% due 07/10/42	300	287
Series 2005-3 Class A2
4.501% due 07/10/43	150	144
Series 2005-5 Class A4
5.115% due 10/10/45	500	473
Banc of America Funding Corp.
Series 2005-D Class A1 (Ê)
4.115% due 05/25/35	169	163
Series 2006-3 Class 5A8
5.500% due 03/25/36	475	453
Series 2006-A Class 3A2
5.948% due 02/20/36	243	243

Core Bond Fund	47

Russell Investment Funds

Core Bond Fund

Schedule of Investments, continued — June 30, 2006 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Series 2006-A Class 4A1 (Ê)
5.563% due 02/20/36	527	520
Banc of America Mortgage Securities
Series 2004-1 Class 5A1
6.500% due 09/25/33	21	21
Series 2004-11 Class 2A1
5.750% due 01/25/35	462	446
Series 2005-L Class 3A1 (Ê)
5.457% due 01/25/36	260	255
Bank of America Alternative Loan Trust
Series 2003-10 Class 2A2 (Ê)
5.773% due 12/25/33	277	278
Series 2003-2 Class CB2 (Ê)
5.823% due 04/25/33	127	128
Series 2006-5 Class CB17
6.000% due 06/25/36	253	250
Bear Stearns Adjustable Rate Mortgage Trust
Series 2003-1 Class 6A1
5.066% due 04/25/33	85	84
Series 2003-8 Class 4A1
4.666% due 01/25/34	176	173
Bear Stearns Alt-A Trust
Series 2005-4 Class 23A1
5.407% due 05/25/35	354	350
Citigroup Mortgage Loan Trust, Inc.
Series 2005-11 Class A2A (Ê)
4.700% due 12/25/35	95	92
Series 2006-WF1 Class A2F
5.657% due 03/01/36	325	315
Citigroup/Deutsche Bank Commercial Mortgage Trust
Series 2005-CD1 Class A4
5.226% due 07/15/44	1,000	959
Series 2006-CD2 Class A4
5.362% due 01/15/46	500	482
Countrywide Alternative Loan Trust
Series 2005-J13 Class 2A3
5.500% due 11/25/35	165	162
Countrywide Home Loan Mortgage
Pass Through Trust (Ê)
Series 2004-16 Class 1A1
5.723% due 09/25/34	508	510
Series 2005-3 Class 1A2
5.613% due 04/25/35	63	63
Series 2005-HYB Class 3A2A
5.250% due 02/20/36	92	91
Series 2006-OA5 Class 2A1
5.523% due 04/25/46	990	991
Deutsche ALT-A Securities, Inc.
Alternate Loan Trust
Series 2005-AR1 Class 2A3
5.024% due 08/25/35	465	458
DLJ Commercial Mortgage Corp.
Series 1998-CF1 Class A1B
6.410% due 02/18/31	316	318
Series 1999-CG1 Class S
Interest Only STRIP
1.030% due 04/10/23	3,592	80
Fannie Mae
15 Year TBA (Ï)
4.500%	13,270	12,536
5.000%	1,945	1,873
30 Year TBA (Ï)
4.500%	530	480
5.000%	1,670	1,561
5.500%	2,935	2,818
6.000%	1,940	1,908
6.500%	825	829
6.000% due 2016	22	22
4.706% due 2017 (Ê)	86	85
5.000% due 2017	687	663
6.000% due 2017	126	126
4.000% due 2018	1,000	924
4.500% due 2018	388	367
5.000% due 2018	298	287
4.500% due 2019	2	2
5.000% due 2019	1,550	1,495
4.500% due 2020	254	241
5.000% due 2020	1,285	1,239
8.000% due 2021	292	295
5.481% due 2022 (Ê)	417	420
5.500% due 2029	98	95
5.431% due 2032 (Ê)	217	217
6.000% due 2032	645	638
7.000% due 2032	291	298
3.904% due 2033 (Ê)	395	383
4.654% due 2033 (Ê)	240	237
5.000% due 2033	681	640
5.481% due 2033 (Ê)	404	406
5.500% due 2033	3,336	3,220
6.000% due 2033	254	249
5.000% due 2034	786	738
5.500% due 2034	5,178	4,989
5.000% due 2035	516	483
5.500% due 2035	24,154	23,233
6.000% due 2035	223	220
4.926% due 2036 (Ê)	592	592
5.500% due 2036	999	960

48	Core Bond Fund

Russell Investment Funds

Core Bond Fund

Schedule of Investments, continued — June 30, 2006 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Fannie Mae Grantor Trust (Ê)
Series 2005-T2 Class 1A1
5.221% due 11/28/35	9	9
Fannie Mae Whole Loan
Series 2003-W1 Class 1A1
6.500% due 12/25/42	60	61
Federal Home Loan Mortgage Corp.
Structured Pass Through Securities
Series 2004-H01 Class A1
2.614% due 07/15/11	13	12
Series 2005-63 Class 1A1 (Ê)
5.210% due 02/25/45	73	72
First Horizon Alternative Mortgage Securities
Series 2006-FA3 Class A6
6.000% due 07/25/36	265	264
First Horizon Asset Securities, Inc. (Ê)
Series 2005-AR5 Class 3A1
5.523% due 10/25/35	136	134
Freddie Mac
30 Year TBA (Ï)
5.000%	1,460	1,363
5.500%	1,545	1,484
6.000%	270	266
4.000% due 2019	1,998	1,846
4.639% due 2034 (Ê)	280	277
Series 2000-226 Class F (Ê)
5.649% due 11/15/30	23	23
Series 2003-262 Class AB
2.900% due 11/15/14	428	411
Series 2004-276 Class IP
Interest Only STRIP
5.500% due 07/15/23	398	23
Series 2004-281 Class DF (Ê)
5.649% due 06/15/23	158	159
5.000% due 08/01/18	497	479
Series 2005-292 Class IG
Interest Only STRIP
5.000% due 04/15/23	218	41
Series 2005-294 Class FA (Ê)
5.369% due 03/15/20	309	308
5.000% due 07/01/19	942	908
Freddie Mac Gold
6.000% due 2016	39	39
5.000% due 2018	312	301
5.500% due 2020	1,038	1,020
6.108% due 2030 (Ê)	3	3
5.000% due 2033	246	231
Ginnie Mae I
30 Year TBA (Ï)
5.500%	565	547
6.000% due 2029	17	17
Ginnie Mae II (Ê)
4.375% due 2026	296	296
4.750% due 2027	20	20
4.750% due 2032	188	187
Government National Mortgage Association (Ê)
Series 2000-29 Class F
5.581% due 09/20/30	33	34
Greenwich Capital Commercial Funding Corp.
Series 2004-GG1 Class A7
5.317% due 06/10/36	465	449
Harborview Mortgage Loan Trust
Series 2005-14 Class 3A1A
5.319% due 12/19/35	137	135
Impac Secured Assets CMN Owner Trust (Ê)
Series 2004-3 Class 1A1
5.281% due 11/25/34	2	2
JP Morgan Chase Commercial Mortgage Securities Corp.
Series 2004-LN2 Class A1
4.475% due 07/15/41	371	354
Series 2006-LDP Class A4
5.876% due 04/15/45	270	269
LB-UBS Commercial Mortgage Trust
Series 2006-C1 Class A4
5.156% due 02/15/31	1,000	948
Series 2006-C4 Class A4
5.900% due 06/15/38	105	106
Lehman Mortgage Trust
Series 2005-3 Class 1A3
5.500% due 01/25/36	685	679
Mastr Alternative Loans Trust
Series 2003-4 Class B1
5.656% due 06/25/33	208	203
Series 2004-10 Class 5A6
5.750% due 09/25/34	170	165
Mellon Residential Funding Corp. (Ê)
Series 2000-TBC Class A1
5.439% due 06/15/30	281	282
MLCC Mortgage Investors, Inc. (Ê)
Series 2004-HB1 Class A2
5.110% due 04/25/29	109	109
Morgan Stanley Capital I
Series 2005-IQ1 Class AAB
5.178% due 09/15/42	415	401

Core Bond Fund	49

Russell Investment Funds

Core Bond Fund

Schedule of Investments, continued — June 30, 2006 (Unaudited)

Amounts in thousands (except share amounts)

		Principal Amount ($) or Shares	Market Value $
MortgageIT Trust (Ê)
Series 2005-AR1 Class 1A1
5.573% due 11/25/35		858	860
Prime Mortgage Trust (Ê)
Series 2004-CL1 Class 1A2
5.723% due 02/25/34		58	58
Residential Accredit Loans, Inc.
Series 2004-QS5 Class A6 (Ê)
5.681% due 04/25/34		82	82
Series 2004-QS8 Class A4 (Ê)
5.481% due 06/25/34		419	421
Series 2005-QA8 Class NB3
5.514% due 07/25/35		292	289
Series 2006-QS6 Class 1A13
6.000% due 06/25/36		445	447
Residential Asset Securities Corp. (Ê)
Series 2003-KS4 Class AIIB
5.371% due 06/25/33		129	130
Residential Asset Securitization Trust (Ê)
Series 2003-A15 Class 1A2
5.531% due 02/25/34		470	471
Residential Funding Mortgage Security I (Ê)
Series 2003-S14 Class A5
5.481% due 07/25/18		244	245
Series 2003-S5 Class 1A2
5.531% due 11/25/18		236	237
Sequoia Mortgage Trust (Ê)
Series 2001-5 Class A
5.430% due 10/19/26		128	128
Small Business Administration
Participation Certificates
Series 2005-20G Class 1
4.750% due 07/01/25		982	916
Structured Asset Mortgage Investments, Inc. (Ê)
Series 2006-AR2 Class A1
5.311% due 02/25/36		938	938
Structured Asset Securities Corp.
Series 2004-21X Class 1A3
4.440% due 12/25/34		650	637
Wachovia Bank Commercial Mortgage Trust
Series 2005-C21 Class A4
5.196% due 10/15/44		1,000	957
Wamu Alternative Mortgage Pass-Through Certificates
Series 2005-4 Class CB11
5.500% due 06/25/35		90	85
Washington Mutual, Inc.
Series 2003-S9 Class A2 (Ê)
5.631% due 10/25/33		426	428
Series 2005-AR1 Class 1A1
4.843% due 10/25/35		370	363
Series 2005-AR1 Class A1A1 (Ê)
5.613% due 10/25/45		85	85
5.593% due 12/25/45		931	934
Series 2005-AR6 Class B3 (Ê)
5.741% due 04/25/45		255	254
Wells Fargo Mortgage Backed Securities Trust
Series 2006-2 Class 2A3
5.500% due 03/25/36		535	526
Series 2006-AR2 Class 2A1
4.950% due 03/25/36		385	376

			101,780

Municipal Bonds - 0.6%
Eagle Mountain & Saginaw
Independent School District
General Obligation
Unlimited, weekly demand
4.750% due 08/15/33		600	589
Golden State Tobacco
Securitization Corp. Revenue
Bonds, weekly demand
6.750% due 06/01/39		400	447
Tobacco Settlement Financing Corp.
Revenue Bonds, weekly demand
4.375% due 06/01/19		65	65
6.250% due 06/01/43		200	217

			1,318

Non-US Bonds - 0.9%
Argentina Bocon
2.000% due 01/03/16	ARS	330	181
Bundesrepublik Deutschland
Series 03
4.750% due 07/04/34	EUR	130	178
Quebec Residual
Principal Only STRIP
Zero coupon due 12/01/36	CAD	490	89
United Kingdom Gilt
5.750% due 12/07/09	GBP	400	761
4.750% due 06/07/10	GBP	530	978

			2,187

50	Core Bond Fund

Russell Investment Funds

Core Bond Fund

Schedule of Investments, continued — June 30, 2006 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
United States Government Agencies - 5.6%
Fannie Mae
4.200% due 03/24/08	2,000	1,955
3.875% due 02/15/10 (Ñ)	710	673
Federal Home Loan Bank
4.800% due 05/02/08	3,100	3,064
Series 577
4.500% due 09/26/08	2,900	2,842
Federal Home Loan Bank System
Series IY08
3.400% due 03/18/08	1,000	966
Financing Corp.
Principal Only STRIP
Series 1
Zero coupon due 05/11/16	80	47
Series 12P
Zero coupon due 12/06/18	245	124
Series 13
Zero coupon due 12/27/16	275	155
Series 13P
Zero coupon due 12/27/18	670	336
Series 16P
Zero coupon due 04/05/19	380	188
Series 19
Zero coupon due 06/06/16	230	134
Series 1P
Zero coupon due 05/11/18	95	50
Series 3P
Zero coupon due 11/30/17	170	91
Series 5P
Zero coupon due 02/08/18	65	34
Series 8P
Zero coupon due 08/03/18	605	311
Series 9P
Zero coupon due 10/06/17	310	168
Freddie Mac
3.450% due 03/12/08	1,000	967
2.750% due 03/15/08	210	201
4.750% due 01/18/11	555	539
Residual Funding
Principal Only STRIP
Zero coupon due 10/15/20	600	276

		13,121

United States Government Treasuries - 11.3%
United States Treasury Inflation
Indexed Bonds
3.375% due 01/15/12	1,061	1,111
2.000% due 01/15/14	218	210
2.000% due 07/15/14	769	741
2.000% due 01/15/16	503	481
2.375% due 01/15/25	427	416
2.000% due 01/15/26	609	558
United States Treasury Notes
4.375% due 12/31/07 (Ñ)	1,735	1,714
4.625% due 02/29/08 (Ñ)	3,700	3,666
4.875% due 05/15/09	8,900	8,839
4.375% due 12/15/10	2,275	2,210
4.250% due 08/15/13 (Ñ)	800	759
4.250% due 08/15/15 (Ñ)	1,570	1,469
6.000% due 02/15/26 (Ñ)	1,430	1,549
4.500% due 02/15/36 (Ñ)	550	493
United States Treasury Principal
Principal Only STRIP
Zero coupon due 11/15/21	4,770	2,107

		26,323

Total Long-Term Investments
(cost $192,925)		189,897

Common Stocks - 0.2%
Financial Services - 0.2%
DG Funding Trust (Ê)( A)	49	517

Total Common Stocks
(cost $517)		517

Preferred Stocks - 0.2%
Utilities - 0.2%
Rural Cellular Corp. (Æ)	300	364

Total Preferred Stocks
(cost $349)		364

Warrants & Rights - 0.0%
Miscellaneous - 0.0%
Mexico Government International Bond Value Recovery Rights
Series D	2,496,000	15
Series E	1,900,000	48

Total Warrants & Rights
(cost $21)		63

Core Bond Fund	51

Russell Investment Funds

Core Bond Fund

Schedule of Investments, continued — June 30, 2006 (Unaudited)

Amounts in thousands (except share amounts)

	Notional Amount $	Market Value $
Options Purchased - 0.0%
Eurodollar Futures
Sep 2006 94.00 Put (33)	7,755	—
Dec 2006 91.75 Put (13)	2,982	—
Dec 2006 92.00 Put (56)	12,880	1
Dec 2006 92.25 Put (36)	8,303	—
Dec 2006 92.50 Put (45)	10,406	—
Dec 2006 92.75 Put (24)	5,565	—
Mar 2007 92.00 Put (9)	2,070	—
Mar 2007 92.25 Put (49)	11,301	—
Mar 2007 92.50 Put (5)	1,156	—
Jun 2007 91.00 Put (59)	13,423	1
Jun 2007 91.25 Put (71)	16,197	1
Swaptions
(Fund Pays/Fund Receives)
USD Three Month LIBOR/USD 4.750%
Aug 2006 0.00 Call (1)	2,000	—
USD Three Month LIBOR/USD 4.500%
Oct 2006 0.00 Call (2)	5,000	—
USD Three Month LIBOR/USD 4.800%
Dec 2006 0.00 Call (1)	3,000	—
USD Three Month LIBOR/USD 5.170%
Feb 2007 0.00 Call (1)	2,300	3
USD Three Month LIBOR/USD 5.000%
Mar 2007 0.00 Call (2)	4,000	3
USD Three Month LIBOR/USD 5.080%
Apr 2007 0.00 Call (1)	23,000	3
USD Three Month LIBOR/USD 5.200%
May 2007 0.00 Call (2)	10,000	24
USD Three Month LIBOR/USD 5.250%
Jun 2007 0.00 Call (1)	5,000	16
USD Three Month LIBOR/USD 5.500%
Jun 2007 0.00 Call (1)	4,000	19

Total Options Purchased
(cost $168)		71

	Principal Amount ($) or Shares
Short-Term Investments - 30.4%
Abbey National NA LLC (ç)(ž)
5.100% due 07/05/06	1,300	1,299
American General Finance Corp. (Ê)
Series MTNG
5.489% due 03/23/07	100	100
AT&T, Inc. (Þ)
4.214% due 06/05/07	300	296

	Principal Amount ($) or Shares	Market Value $
Barclays Bank PLC (ž)
5.036% due 01/29/07	1,100	1,103
Barclays US Funding Corp. (ç)(ž)
5.055% due 08/16/06	2,300	2,285
BNP Paribas (ç)(ž)
5.000% due 08/28/06	3,100	3,075
DaimlerChrysler NA Holding Corp. (Ê)
Series MTND
5.503% due 11/17/06	600	600
Danske Corp. (ç)(ž)
5.080% due 08/24/06	2,400	2,382
Dexia Delaware LLC (ç)(ž)
5.275% due 07/05/06	1,500	1,499
DNB Nor Bank ASA (ç)(ž)
4.990% due 08/18/06	1,200	1,192
Duke Energy Field Services LLC
5.750% due 11/15/06	30	30
Fannie Mae (Ê)
5.312% due 09/22/06	400	400
Fannie Mae Discount Note (ç)(ž)
4.926% due 08/02/06	3,100	3,086
Federal National Mortgage
Association Discount Note (ç)(ž)
4.960% due 08/21/06	400	397
Ford Motor Credit Co. (Ê)
6.374% due 03/21/07	500	498
France Treasury Bill BTF
Zero coupon due 12/21/06	550	693
Frank Russell Investment Company
Money Market Fund	34,275,000	34,275
Freddie Mac Discount Note (ç)(ž)
Series RB
4.935% due 08/08/06	100	99
German Treasury Bills
Series 0106
Zero coupon due 07/12/06	300	383
Series 0306
Zero coupon due 09/13/06	400	509
HBOS Treasury Services PLC (ç)(ž)
5.055% due 08/17/06	2,100	2,086
Rabobank Capital Funding II (ç)(ž)
5.250% due 07/03/06	1,500	1,500
Skandinaviska Enskilda Banken (ç)(ž)
5.280% due 07/20/06	2,500	2,493
Societe Generale North America (ç)(ž)
5.260% due 07/05/06	500	500
4.985% due 08/22/06	1,400	1,390
5.100% due 08/24/06	800	794

52	Core Bond Fund

Russell Investment Funds

Core Bond Fund

Schedule of Investments, continued — June 30, 2006 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Societe Generale North America Commercial Paper (ç)(ž)
5.270% due 07/03/06	100	100
Svenska Handelsbanken AB (ç)(ž)
5.190% due 09/11/06	1,500	1,484
Total Fina ELF Capital (ç)(ž)
5.270% due 07/03/06	2,500	2,499
UBS Financial Del LLC (ç)(ž)
4.990% due 08/22/06	700	695
UBS Financial LLC (ç)(ž)
5.270% due 07/03/06	2,000	1,999
United States Treasury Bills (ž)(§)
4.686% due 08/31/06	10	10
4.710% due 08/31/06	185	183
4.715% due 08/31/06	5	5
4.752% due 08/31/06	50	50
4.000% due 09/14/06	115	114
4.720% due 09/14/06	55	54
4.770% due 09/14/06	10	10
4.795% due 09/14/06	215	213
4.930% due 09/14/06	315	312
United States Treasury Inflation
Indexed Bonds (§)
2.898% due 01/15/07	127	127
United States Treasury Notes
7.000% due 07/15/06	85	85

Total Short-Term Investments
(cost $ 70,838)		70,904

Other Securities - 2.7%
State Street Securities Lending Quality Trust (×)	6,315,075	6,315

Total Other Securities
(cost $ 6,315)		6,315

Total Investments - 114.8%
(identified cost $ 271,133)		268,131
Other Assets and Liabilities,
Net - (14.8%)		(34,617)

Net Assets - 100.0%		233,514

Core Bond Fund	53

Russell Investment Funds

Core Bond Fund

Schedule of Investments, continued — June 30, 2006 (Unaudited)

Amounts in thousands

Futures Contracts (Number of Contracts)	Notional Amount $	Unrealized Appreciation (Depreciation) $
Long Positions
Eurodollar Futures (CME)
expiration date 09/06 (31)	7,318	(21)
expiration date 12/06 (175)	41,302	(260)
expiration date 03/07 (108)	25,499	(204)
expiration date 06/07 (93)	21,969	(153)
expiration date 09/07 (72)	17,015	(105)
expiration date 12/07 (41)	9,691	(44)
expiration date 03/08 (20)	4,728	(13)
Three Month Euro (Euribor) Interest
Rate Futures (EMU) expiration date 09/06 (6)	885	2
Three Month Short Sterling Interest
Rate Futures (UK) expiration date 12/06 (29)	6,373	1
United States Treasury Bonds expiration date 09/06 (13)	1,387	(11)
United States Treasury 2 Year Notes expiration date 09/06 (52)	10,545	(12)
United States Treasury 5 Year Notes expiration date 09/06 (96)	9,927	(48)
United States Treasury 10 Year Notes expiration date 09/06 (47)	4,928	(23)
Short Positions
Australian 3 Year Treasury Bond (Australia) expiration date 09/06 (7)	1,345	1
Australian 10 Year Treasury Bond (Australia) expiration date 06/06 (5)	2,676	4
Bankers Acceptance Futures (Canada) expiration date 12/06 (30)	6,426	19
Euro-Bobl Futures (Germany) expiration date 09/06 (26)	3,627	22
Japanese 10 Year Bond (Japan) expiration date 09/06 (3)	3,455	6
Long Gilt Futures (UK) expiration date 09/06 (9)	1,813	12
United States Treasury 5 Year Notes expiration date 09/06 (13)	1,344	(4)
United States Treasury 10 Year Notes expiration date 09/06 (46)	4,824	23

Total Unrealized Appreciation (Depreciation) on Open Futures Contracts		(808)

Eurodollar Futures
Sep 2006 95.50 Call (4)	955	—
Sep 2006 95.00 Put (3)	713	(4)
Sep 2006 95.25 Put (19)	4,524	(41)
Sep 2006 95.50 Put (4)	955	(11)
Dec 2006 95.00 Put (11)	2,613	(16)
Dec 2006 95.25 Put (98)	23,336	(207)
Dec 2006 95.50 Put (15)	3,581	(41)
Mar 2007 94.75 Put (4)	948	(4)
Mar 2007 95.25 Put (4)	953	(8)
Swaptions
(Fund Pay/Fund Receives)
GBP 4.50%/GBP Six Month LIBOR
Dec 2006 0.00 Put (1)	3,698	(22)
USD Three Month LIBOR/USD
4.780%
Aug 2006 0.00 Call (1)	1,000	—
USD Three Month LIBOR/USD
4.540%
Oct 2006 0.00 Call (1)	1,000	—
USD Three Month LIBOR/USD
4.560%
Oct 2006 0.00 Call (1)	1,000	—
USD Three Month LIBOR/USD
4.850%
Dec 2006 0.00 Call (1)	1,000	(1)
USD Three Month LIBOR/USD
5.240%
Feb 2007 0.00 Call (1)	1,000	(4)
USD Three Month LIBOR/USD
5.040%
Mar 2007 0.00 Call (2)	2,000	(5)
USD Three Month LIBOR/USD
5.220%
Apr 2007 0.00 Call (1)	1,000	(5)
USD Three Month LIBOR/USD
5.300%
May 2007 0.00 Call (1)	2,000	(13)
USD Three Month LIBOR/USD
5.315%
May 2007 0.00 Call (1)	2,200	(14)
USD Three Month LIBOR/USD
5.600%
Jun 2007 0.00 Call (1)	2,000	(22)
United States Treasury Notes
10 Year Futures
Aug 2006 106.00 Call (7)	742	(2)
Aug 2006 108.00 Call (4)	432	—
Aug 2006 103.00 Put (11)	1,133	(2)
Total Liability for Options Written

(premiums received $291)		(422)

See accompanying notes which are an integral part of the financial statements.

54	Core Bond Fund

Russell Investment Funds

Core Bond Fund

Schedule of Investments, continued — June 30, 2006 (Unaudited)

Amounts in thousands

Foreign Currency Exchange Contracts

Amount Sold		Amount Bought		Settlement Date	Unrealized Appreciation (Depreciation) $
USD	424	AUD	573	09/20/06	1
USD	425	AUD	569	09/20/06	(3)
USD	135	CAD	149	07/27/06	(2)
USD	417	CAD	467	09/20/06	3
USD	425	CHF	519	09/20/06	3
USD	425	CHF	520	09/20/06	3
USD	1,260	CHF	1,540	09/20/06	9
USD	111	CNY	859	03/19/07	(1)
USD	516	EUR	401	07/31/06	(2)
USD	425	EUR	334	09/20/06	4
USD	851	EUR	672	09/20/06	12
USD	165	EUR	130	09/22/06	2
USD	529	GBP	287	07/27/06	2
USD	241	GBP	131	08/16/06	1
USD	351	GBP	190	08/16/06	1
USD	650	GBP	351	08/16/06	—
USD	425	GBP	230	09/20/06	2
USD	69	JPY	7,824	08/15/06	—
USD	69	JPY	7,827	08/15/06	—
USD	315	JPY	34,485	08/15/06	(11)
USD	2,187	JPY	239,666	08/15/06	(79)
USD	212	JPY	24,000	09/20/06	—
USD	323	JPY	35,560	09/20/06	(9)
USD	537	JPY	59,740	09/20/06	(9)
USD	563	JPY	64,790	09/20/06	10
USD	564	JPY	62,810	09/20/06	(8)
USD	567	JPY	64,150	09/20/06	—
USD	1,103	JPY	122,990	09/20/06	(15)
USD	1,036	NOK	6,384	09/20/06	(5)
USD	1,042	NOK	6,384	09/20/06	(10)
USD	425	NZD	683	09/20/06	(10)
USD	425	NZD	690	09/20/06	(6)
USD	837	SEK	6,060	09/20/06	9
USD	20	SGD	32	08/24/06	—
USD	21	SGD	33	08/24/06	—
USD	21	TWD	642	08/24/06	(1)
USD	21	TWD	660	08/24/06	(1)
AUD	576	USD	425	09/20/06	(2)
BRL	2,105	USD	910	09/05/06	31
CAD	472	USD	425	09/20/06	1
CAD	942	USD	851	09/20/06	3
CHF	524	USD	425	09/20/06	(7)
EUR	146	USD	183	07/28/06	(3)
EUR	540	USD	692	07/31/06	(1)
EUR	360	USD	455	08/31/06	(8)
EUR	336	USD	425	09/20/06	(7)
EUR	1,007	USD	1,275	09/20/06	(19)
EUR	1,325	USD	1,676	09/20/06	(26)
EUR	346	USD	439	09/29/06	(6)
GBP	1,202	USD	2,236	08/16/06	12
GBP	230	USD	425	09/20/06	(2)
GBP	677	USD	1,250	09/20/06	(4)
JPY	14,968	USD	132	08/15/06	1
JPY	44,650	USD	402	09/20/06	7
JPY	48,862	USD	425	09/20/06	(7)
JPY	64,790	USD	577	09/20/06	4
JPY	65,230	USD	600	09/20/06	23
JPY	95,147	USD	839	09/20/06	(1)
JPY	123,890	USD	1,085	09/20/06	(10)
NOK	2,621	USD	425	09/20/06	2
NZD	686	USD	425	09/20/06	9
NZD	1,114	USD	689	09/20/06	13
NZD	1,131	USD	702	09/20/06	15
NZD	1,131	USD	702	09/20/06	16
SEK	3,089	USD	425	09/20/06	(6)

	Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts				(82)

See accompanying notes which are an integral part of the financial statements.

Core Bond Fund	55

Russell Investment Funds

Core Bond Fund

Schedule of Investments, continued — June 30, 2006 (Unaudited)

Amounts in thousands

Index Swap Contracts

Fund Receives Underlying Security	Counter Party	Notional Amount $	Fund Pays Floating Rate	Termination Date	Unrealized Appreciation (Depreciation) $
Lehman Brothers High Yield	Bear Stearns	1,000	1 Month USD LIBOR minus 0.200%	07/01/06	(12)

Total Unrealized Appreciation (Depreciation) on Open Index Swap Contracts					(12)

Interest Rate Swap Contracts

Counter Party	Notional Amount		Fund Receives	Fund Pays	Termination Date	Market Value $
Bank of America	USD	6,500	5.473%	Three Month LIBOR	06/14/11	(49)
Bank of America	USD	1,800	5.548%	Three Month LIBOR	06/14/16	(24)
Bank of America	USD	1,500	5.628%	Three Month LIBOR	06/16/36	(37)
Barclays Bank PLC	USD	1,500	5.000%	Three Month LIBOR	12/20/08	(32)
Barclays Bank PLC	GBP	50	5.000%	Six Month LIBOR	06/16/11	(1)
BNP Paribas	EUR	500	2.090%	Consumer Price Index (France)	10/15/10	(2)
Lehman Brothers	USD	4,700	5.000%	Three Month LIBOR	12/20/11	(89)
Merrill Lynch	GBP	100	4.000%	Six Month LIBOR	12/12/35	4

Total Market Value of Open Interest Rate Swap Contracts Premiums Paid (Received) - ($ 104)						(230)

Credit Default Swap Contracts

Reference Entity	Counter Party	Notional Amount $	Fund Receives Fixed Rate	Termination Date	Market Value $
General Motors
Acceptance Corp.	Bear Stearns	400	2.100%	12/20/06	—
Russia Government
International Bond	JP Morgan	100	0.460%	06/20/07	—

Total Market Value of Open Credit Default Swap Contracts Premiums Paid (Received) - ($0)					—

See accompanying notes which are an integral part of the financial statements.

56	Core Bond Fund

Russell Investment Funds

Core Bond Fund

Presentation of Portfolio Holdings — June 30, 2006 (Unaudited)

Categories	% of Net Assets
Asset-Backed Securities	3.4
Corporate Bonds and Notes	11.0
International Debt	4.3
Loan Agreements	0.6
Mortgage-Backed Securities	43.6
Municipal Bonds	0.6
Non-US Bonds	0.9
United States Government Agencies	5.6
United States Government Treasuries	11.3
Common Stocks	0.2
Preferred Stocks	0.2
Warrants & Rights	—	*
Options Purchased	—	*
Short-Term Investments	30.4
Other Securities	2.7

Total Investments	114.8
Other Assets and Liabilities, Net	(14.8)

	100.0

Futures Contracts	(0.3)
Options Written	(0.2)
Foreign Currency Exchange Contracts	—	*
Index Swap Contracts	—	*
Interest Rate Swap Contracts	(0.1)
Credit Default Swap Contracts	—	*

*	Less than .05% of net assets

See accompanying notes which are an integral part of the financial statements.

Core Bond Fund	57

Russell Investment Funds

Notes to Schedules of Investments — June 30, 2006 (Unaudited)

Footnotes:

(Æ)	Nonincome-producing security.
(Ï)	Forward commitment.
(Ê)	Adjustable or floating rate security. Rate shown reflects rate in effect at period end.
(ƒ)	Perpetual floating rate security. Rate shown reflects rate in effect at period end.
(ö)	Real Estate Investment Trust (REIT).
(µ)	Bond is insured by a guarantor.
(ß)	Illiquid security.
(Ø)	In default.
(ç)	At amortized cost, which approximates market.
(ž)	Rate noted is yield-to-maturity from date of acquisition.
(æ)	Pre-refunded: These bonds are collateralized by US Treasury securities, which are held in escrow by a trustee and used to pay principal and interest in the tax-exempt issue and to retire the bonds in full at the earliest refunding date.
(§)	All or a portion of the shares of this security are held as collateral in connection with futures contracts purchased (sold), options written, or swaps entered into by the Fund.
(×)	The security is purchased with the cash collateral from the securities loaned.
(Ñ)	All or a portion of the shares of this security are on loan.
(Þ)	Restricted security. Security may have contractual restrictions on resale, may have been offered in a private placement transaction, and may not be registered under the Securities Act of 1933.
(Å)	Illiquid and restricted security.

Abbreviations:

ADR - American Depositary Receipt

ADS - American Depositary Share

CIBOR - Copenhagen Interbank Offered Rate

CME - Chicago Mercantile Exchange

CMO - Collateralized Mortgage Obligation

CVO - Contingent Value Obligation

FDIC - Federal Deposit Insurance Company

GDR - Global Depositary Receipt

GDS - Global Depositary Share

LIBOR - London Interbank Offered Rate

NIBOR - Norwegian Interbank Offered Rate

PIK - Payment in Kind

REMIC - Real Estate Mortgage Investment Conduit

STRIP - Separate Trading of Registered Interest and Principal of Securities

TBA - To Be Announced Security

Foreign Currency Abbreviations:

ARS - Argentine peso

AUD - Australian dollar

BRL - Brazilian real

CAD - Canadian dollar

CHF - Swiss franc

CLP - Chilean peso

CNY - Chinese renminbi yuan

COP - Colombian peso

CRC - Costa Rica colon

CZK - Czech koruna

DKK - Danish krone

EGP - Egyptian pound

EUR - Euro

GBP - British pound sterling

HKD - Hong Kong dollar

HUF - Hungarian forint

IDR - Indonesian rupiah

ILS - Israeli shekel

INR - Indian rupee

ISK - Iceland krona

JPY - Japanese yen

KES - Kenyan schilling

KRW - South Korean won

MXN - Mexican peso

MYR - Malaysian ringgit

NOK - Norwegian krone

NZD - New Zealand dollar

PEN - Peruvian nouveau sol

PHP - Philippine peso

PKR - Pakistani rupee

PLN - Polish zloty

RUB - Russian ruble

SEK - Swedish krona

SGD - Singapore dollar

SKK - Slovakian koruna

THB - Thai baht

TRY - Turkish lira

TWD - Taiwanese dollar

USD - United States dollar

VEB - Venezuelan bolivar

VND - Vietnamese dong

ZAR - South African rand

58	Notes to Schedules of Investments

Russell Investment Funds

Statement of Assets and Liabilities — June 30, 2006 (Unaudited)

Amounts in thousands	Multi-Style Equity Fund	Aggressive Equity Fund	Non-U.S. Fund	Real Estate Securities Fund	Core Bond Fund
Assets
Investments, at identified cost	$370,729	$273,984	$337,136	$403,551	$271,133

Investments, at market***	399,369	293,156	401,767	563,676	268,131
Foreign currency holdings*	—	—	1,314	—	13
Unrealized appreciation on foreign currency exchange contracts	—	—	867	—	199
Receivables:
Dividends and interest	351	147	388	1,672	1,317
Dividends from affiliated money market funds	84	40	95	57	182
Investments sold	5,400	1,768	1,159	3,672	16,054
Fund shares sold	80	13	214	315	268
Foreign taxes recoverable	—	—	67	—	—
From Adviser	5	12	19	—	1
Daily variation margin on futures contracts	21	137	504	—	429
Prepaid expenses	2	1	2	3	4
Interest rate swap contracts, at market value****	—	—	—	—	4

Total assets	405,312	295,274	406,396	569,395	286,602

Liabilities
Payables:
Due to custodian	—	—	18	—	158
Investments purchased	5,818	1,440	1,616	2,953	45,453
Fund shares redeemed	102	35	37	—	69
Accrued fees to affiliates	235	169	255	349	116
Other accrued expenses	35	29	81	29	20
Daily variation margin on futures contracts	—	—	—	—	8
Unrealized depreciation on foreign currency exchange contracts	—	—	1,600	—	281
Options written, at market value**	—	—	391	—	422
Payable upon return of securities loaned	30,172	75,954	76,817	66,946	6,315
Unrealized depreciation on index swap contracts	—	—	6	—	12
Interest rate swap contracts, at market value****	—	—	—	—	234

Total liabilities	36,362	77,627	80,821	70,277	53,088

Net Assets	$368,950	$217,647	$325,575	$499,118	$233,514

Net Assets Consist of:
Undistributed (overdistributed) net investment income	$866	$108	$1,398	$3,324	$2,707
Accumulated net realized gain (loss)	(37,810)	23,047	(1,600)	20,940	(3,387)
Unrealized appreciation (depreciation) on:
Investments	28,640	19,172	64,631	160,125	(3,002)
Futures contracts	324	311	1,181	—	(808)
Options written	—	—	(91)	—	(131)
Index swap contracts	—	—	(6)	—	(12)
Interest rate swap contracts	—	—	—	—	(126)
Foreign currency-related transactions	—	—	(736)	—	(67)
Shares of beneficial interest	271	143	237	258	233
Additional paid-in capital	376,659	174,866	260,561	314,471	238,107

Net Assets	$368,950	$217,647	$325,575	$499,118	$233,514

See accompanying notes which are an integral part of the financial statements.

Statement of Assets and Liabilities    59

Russell Investment Funds

Statement of Assets and Liabilities, continued — June 30, 2006 (Unaudited)

	Multi-Style Equity Fund	Aggressive Equity Fund	Non-U.S. Fund
Net Asset Value, offering and redemption price per share:
Net asset value per share*****	$13.63	$15.22	$13.74
Net assets	$368,949,593	$217,646,998	$325,574,818
Shares outstanding ($.01 par value)	27,063,264	14,302,649	23,688,805
Amounts in thousands
* Foreign currency holdings - cost	$—	$—	$1,305
** Premiums received on options written	$—	$—	$300
*** Securities on loan included in investments	$29,463	$75,105	$76,141
**** Interest rate swap contracts - premiums paid (received)	$—	$—	$—
*****Net asset value per share equals net assets divided by shares of beneficial interest outstanding

See accompanying notes which are an integral part of the financial statements.

60    Statement of Assets and Liabilities

	Real Estate Securities Fund	Core Bond Fund
Net Asset Value, offering and redemption price per share:
Net asset value per share*****	$19.37	$10.02
Net assets	$499,118,232	$233,514,436
Shares outstanding ($.01 par value)	25,767,173	23,296,437
Amounts in thousands
* Foreign currency holdings - cost	$—	$12
** Premiums received on options written	$—	$291
*** Securities on loan included in investments	$66,401	$6,185
**** Interest rate swap contracts - premiums paid (received)	$—	$(104)
*****Net asset value per share equals net assets divided by shares of beneficial interest outstanding

See accompanying notes which are an integral part of the financial statements.

Statement of Assets and Liabilities    61

Russell Investment Funds

Statement of Operations — For the Period Ended June 30, 2006 (Unaudited)

Amounts in thousands	Multi-Style Equity Fund	Aggressive Equity Fund	Non-U.S. Fund	Real Estate Securities Fund	Core Bond Fund
Investment Income
Dividends	$2,856	$898	$5,451	$6,879	$54
Dividends from affiliated money market fund	425	269	577	368	619
Interest	22	12	75	24	5,210
Securities lending income	16	103	220	3	—
Less foreign taxes withheld	—	—	(527)	—	—

Total investment income	3,319	1,282	5,796	7,274	5,883

Expenses
Management fees	1,423	1,062	1,574	2,076	675
Custodian fees	116	139	391	84	88
Transfer agent fees	8	5	7	11	5
Professional fees	24	15	23	21	13
Trustees’ fees	5	3	4	6	3
Printing fees	3	2	3	4	2
Miscellaneous	10	5	7	11	5

Expenses before reductions	1,589	1,231	2,009	2,213	791
Expense reductions	(1)	(57)	(104)	—	(3)

Net expenses	1,588	1,174	1,905	2,213	788

Net investment income (loss)	1,731	108	3,891	5,061	5,095

Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments	14,250	24,329	21,511	22,138	(2,197)
Futures contracts	(527)	(168)	(2,557)	—	(257)
Options written	—	—	(4)	—	69
Index swap contracts	—	—	306	—	9
Interest rate swap contracts	—	—	—	—	(190)
Foreign currency-related transactions	—	—	455	—	168

Net realized gain (loss)	13,723	24,161	19,711	22,138	(2,398)

Net change in unrealized appreciation (depreciation) on:
Investments	(7,670)	(10,138)	960	34,123	(3,329)
Futures contracts	501	472	860	—	(882)
Options written	—	—	(92)	—	(172)
Index swap contracts	—	—	(51)	—	(12)
Interest rate swap contracts	—	—	—	—	(162)
Foreign currency-related transactions	—	—	(570)	—	(78)

Net change in unrealized appreciation (depreciation)	(7,169)	(9,666)	1,107	34,123	(4,635)

Net realized and unrealized gain (loss)	6,554	14,495	20,818	56,261	(7,033)

Net Increase (Decrease) in Net Assets from Operations	$8,285	$14,603	$24,709	$61,322	$(1,938)

See accompanying notes which are an integral part of the financial statements.

62    Statement of Operations

Russell Investment Funds

Statement of Changes in Net Assets

	Multi-Style Equity Fund		Aggressive Equity Fund
Amounts in thousands	Six Months Ended June 30, 2006 (Unaudited)	Fiscal Year Ended December 31, 2005	Six Months Ended June 30, 2006 (Unaudited)	Fiscal Year Ended December 31, 2005
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$1,731	$3,158	$108	$404
Net realized gain (loss)	13,723	29,276	24,161	16,846
Net change in unrealized appreciation (depreciation)	(7,169)	(8,211)	(9,666)	(4,751)

Net increase (decrease) in net assets from operations	8,285	24,223	14,603	12,499

Distributions
From net investment income	(1,717)	(3,627)	—	(355)
From net realized gain	—	—	(3,686)	(18,690)

Net decrease in net assets from distributions	(1,717)	(3,627)	(3,686)	(19,045)

Share Transactions
Net increase (decrease) in net assets from share transactions	12,723	(3,696)	2,438	15,255

Total Net Increase (Decrease) in Net Assets	19,291	16,900	13,355	8,709
Net Assets
Beginning of period	349,659	332,759	204,292	195,583

End of period	$368,950	$349,659	$217,647	$204,292

Undistributed (overdistributed) net investment income included in net assets	$866	$852	$108	$—

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets    63

	Non-U.S. Fund		Real Estate Securities Fund		Core Bond Fund
Amounts in thousands	Six Months Ended June 30, 2006 (Unaudited)	Fiscal Year Ended December 31, 2005	Six Months Ended June 30, 2006 (Unaudited)	Fiscal Year Ended December 31, 2005	Six Months Ended June 30, 2006 (Unaudited)	Fiscal Year Ended December 31, 2005
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$3,891	$3,842	$5,061	$7,632	$5,095	$7,313
Net realized gain (loss)	19,711	23,903	22,138	38,341	(2,398)	(1,000)
Net change in unrealized appreciation (depreciation)	1,107	9,254	34,123	7,220	(4,635)	(2,319)

Net increase (decrease) in net assets from operations	24,709	36,999	61,322	53,193	(1,938)	3,994

Distributions
From net investment income	(1,051)	(4,388)	(1,737)	(8,794)	(2,687)	(7,205)
From net realized gain	—	—	(6,355)	(38,314)	—	(1,809)

Net decrease in net assets from distributions	(1,051)	(4,388)	(8,092)	(47,108)	(2,687)	(9,014)

Share Transaction
Net increase (decrease) in net assets from share transactions	(344)	10,884	2,796	57,274	21,365	45,943

Total Net Increase (Decrease) in Net Assets	23,314	43,495	56,026	63,359	16,740	40,923
Net Assets
Beginning of period	302,261	258,766	443,092	379,733	216,774	175,851

End of period	$325,575	$302,261	$499,118	$443,092	$233,514	$216,774

Undistributed (overdistributed) net investment income included in net assets	$1,398	$(1,442)	$3,324	$—	$2,707	$299

See accompanying notes which are an integral part of the financial statements.

64    Statement of Changes in Net Assets

Russell Investment Funds

Financial Highlights — For the Periods Ended

For a Share Outstanding Throughout Each Period.

	$ Net Asset Value, Beginning of Period	$ Net Investment Income (Loss)(a)		$ Net Realized and Unrealized Gain (Loss)	$ Total Income (Loss) from Operations	$ Distributions from Net Investment Income	$ Distributions from Net Realized Gain	$ Return of Capital	$ Total Distributions
Multi-Style Equity Fund
June 30, 2006*	13.37	.07		.25	.32	(.06)	—	—	(.06)
December 31, 2005	12.60	.12		.79	.91	(.14)	—	—	(.14)
December 31, 2004	11.56	.11		1.02	1.13	(.09)	—	—	(.09)
December 31, 2003	9.04	.08		2.51	2.59	(.07)	—	—	(.07)
December 31, 2002	11.84	.06		(2.80)	(2.74)	(.06)	—	—	(.06)
December 31, 2001	14.13	.07		(2.06)	(1.99)	(.06)	(.24)	—	(.30)
Aggressive Equity Fund
June 30, 2006*	14.40	.01		1.07	1.08	—	(.26)	—	(.26)
December 31, 2005	14.90	.03		.90	.93	(.03)	(1.40)	—	(1.43)
December 31, 2004	13.47	.02		1.95	1.97	(.02)	(.52)	—	(.54)
December 31, 2003	9.26	.01		4.21	4.22	(.01)	—	—	(.01)
December 31, 2002	11.44	(.02)		(2.16)	(2.18)	—	—	—	—
December 31, 2001	11.73	—	(d)	(.28)	(.28)	— (d)	—	(.01)	(.01)
Non-U.S. Fund
June 30, 2006*	12.68	.16		0.94	1.10	(.04)	—	—	(.04)
December 31, 2005	11.33	.16		1.38	1.54	(.19)	—	—	(.19)
December 31, 2004	9.76	.11		1.66	1.77	(.20)	—	—	(.20)
December 31, 2003	7.20	.09		2.69	2.78	(.22)	—	—	(.22)
December 31, 2002	8.64	.06		(1.37)	(1.31)	(.13)	—	—	(.13)
December 31, 2001	11.15	.06		(2.52)	(2.46)	(.04)	—	(.01)	(.05)
Real Estate Securities Fund
June 30, 2006*	17.28	.19		2.21	2.40	(.07)	(.24)	—	(.31)
December 31, 2005	17.09	.32		1.82	2.14	(.37)	(1.58)	—	(1.95)
December 31, 2004	13.71	.36		4.33	4.69	(.36)	(.95)	—	(1.31)
December 31, 2003	10.51	.55		3.28	3.83	(.61)	—	(.02)	(.63)
December 31, 2002	10.75	.54		(.13)	.41	(.57)	(.08)	—	(.65)
December 31, 2001	10.67	.57		.24	.81	(.55)	(.18)	—	(.73)
Core Bond Fund
June 30, 2006*	10.23	.23		(.32)	(.09)	(.12)	—	—	(.12)
December 31, 2005	10.50	.38		(.17)	.21	(.37)	(.11)	—	(.48)
December 31, 2004	10.47	.24		.24	.48	(.26)	(.19)	—	(.45)
December 31, 2003	10.43	.31		.31	.62	(.38)	(.20)	—	(.58)
December 31, 2002	10.13	.36		.52	.88	(.30)	(.28)	—	(.58)
December 31, 2001	10.07	.54		.18	.72	(.60)	(.06)	—	(.66)

See accompanying notes which are an integral part of the financial statements.

Financial Highlights    65

	$ Net Asset Value, End of Period	(%) Total Return(b)	$ Net Assets End of Period (000)	% Ratio of Expenses to Average Net Assets Net(c)(e)	% Ratio of Expenses to Average Net Assets Gross(c)	% Ratio of Net Investment Income to Average Net Assets(c)(e)	% Portfolio Turnover Rate(b)
Multi-Style Equity Fund
June 30, 2006*	13.63	2.42	368,950.87		.87	.95	65.19
December 31, 2005	13.37	7.27	349,659.83		.87	.94	130.00
December 31, 2004	12.60	9.81	332,759.87		.88	.96	123.29
December 31, 2003	11.56	28.86	296,767.87		.95	.82	107.67
December 31, 2002	9.04	(23.19)	206,794.92		.99	.61	145.90
December 31, 2001	11.84	(14.21)	251,730.92		.99	.57	131.67
Aggressive Equity Fund
June 30, 2006*	15.22	7.45	217,647	1.05	1.10	.10	89.26
December 31, 2005	14.40	6.36	204,292.99		1.13	.21	130.09
December 31, 2004	14.90	14.73	195,583	1.05	1.17	.17	150.26
December 31, 2003	13.47	45.60	166,385	1.06	1.26	.10	138.95
December 31, 2002	9.26	(19.06)	97,794	1.25	1.36	(.17)	139.24
December 31, 2001	11.44	(2.36)	111,693	1.25	1.38	.01	180.38
Non-U.S. Fund
June 30, 2006*	13.74	8.72	325,575	1.15	1.21	2.35	41.37
December 31, 2005	12.68	13.69	302,261	1.12	1.26	1.41	87.98
December 31, 2004	11.33	18.30	258,766	1.15	1.28	1.11	73.45
December 31, 2003	9.76	38.78	206,619	1.16	1.41	1.14	50.29
December 31, 2002	7.20	(15.15)	137,840	1.30	1.48	.77	60.98
December 31, 2001	8.64	(22.03)	154,494	1.30	1.43	.64	79.79
Real Estate Securities Fund
June 30, 2006*	19.37	13.97	499,118.91		.91	2.07	29.52
December 31, 2005	17.28	12.96	443,092.91		.91	1.86	64.24
December 31, 2004	17.09	34.88	379,733.92		.92	2.43	47.21
December 31, 2003	13.71	37.21	254,691.95		.95	4.66	38.84
December 31, 2002	10.51	3.80	160,176.99		.99	5.01	55.43
December 31, 2001	10.75	7.84	111,982	1.06	1.06	5.35	55.13
Core Bond Fund
June 30, 2006*	10.02	(.88)	233,514.70		.70	4.53	130.50
December 31, 2005	10.23	2.01	216,774.70		.72	3.70	192.66
December 31, 2004	10.50	4.66	175,851.70		.73	2.41	216.23
December 31, 2003	10.47	6.15	147,202.71		.78	2.86	232.64
December 31, 2002	10.43	8.84	140,280.80		.80	3.52	207.60
December 31, 2001	10.13	7.41	109,971.80		.88	5.25	205.62

See accompanying notes which are an integral part of the financial statements.

66     Financial Highlights

Russell Investment Funds

Notes to Financial Highlights — June 30, 2006 (Unaudited)

*	For the six months ended June 30, 2006 (Unaudited).

(a)	Average month-end shares outstanding were used for this calculation.

(b)	Periods less than one year are not annualized.

(c)	The ratios for periods less than one year are annualized.

(d)	Less than $.01 per share.

(e)	May reflect amounts waived and/or reimbursed by FRIMCo as the investment adviser and transfer agent.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Highlights 67

Russell Investment Funds

Notes to Financial Statements — June 30, 2006 (Unaudited)

1.	Organization

Russell Investment Funds (the “Investment Company”) is a series investment company with five different investment portfolios referred to as Funds. These financial statements report on all five of the Funds. The Investment Company provides the investment base for one or more variable insurance products issued by one or more insurance companies. These Funds are offered at net asset value to qualified insurance company separate accounts offering variable insurance products. The Investment Company is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. It is organized and operates as a Massachusetts business trust under a master trust agreement dated July 11, 1996. The Investment Company’s master trust agreement permits the Board of Trustees (the “Board”) to issue an unlimited number of shares of beneficial interest at a $.01 par value per share.

2.	Significant Accounting Policies

The Funds’ financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”) which require the use of management estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following is a summary of the significant accounting policies consistently followed by each Fund in the preparation of its financial statements.

Security Valuation

The Funds value portfolio securities according to Board-approved Securities Valuation Procedures, including Market Value Procedures, Fair Value Procedures and Pricing Services. Debt obligation securities maturing within 60 days of the time of purchase are priced using the amortized cost method of valuation, unless the Board determines that amortized cost does not represent market value of short-term debt obligations. The Board has delegated the responsibility for administration of the Securities Valuation Procedures to Frank Russell Investment Management Company (“FRIMCo” or “Adviser”). On July 1, 2006, Frank Russell Investment Management Company changed its name to Russell Investment Management Company (“RIMCo”).

Ordinarily, the Funds value each portfolio security based on market quotations provided by Pricing Services or alternative pricing services or dealers (when permitted by the Market Value Procedures). Generally, Fund securities are valued at the close of the market on which they are traded as follows:

•	US listed equities; equity and fixed income options: Last sale price; last bid price if no last sale price;

•	US over-the-counter equities: Official closing price; last bid price if no closing price;

•	Listed ADRs/GDRs: Last sale price; last bid price if no sales;

•	Municipal bonds, US bonds, Eurobonds/foreign bonds: Evaluated bid price; broker quote if no evaluated bid price;

•	Futures: Settlement price.

•	Investments in other mutual funds are valued at their net asset value per share, calculated at 4 p.m. Eastern time or as of the close of the NYSE, whichever is earlier.

•	The value of swap agreements are equal to the Funds’ obligation (or rights) under swap contracts which will generally be equal to the net amounts to be paid or received under the contracts based upon the relative values of the positions held by each party to the contracts.

•	Equity securities traded on a national securities foreign exchange or an over-the-counter market (foreign or domestic) are valued on the basis of the official closing price, or lacking the official closing price, at the last sale price of the primary exchange on which the security is traded.

If market quotations are not readily available for a security or if subsequent events suggest that a market quotation is not reliable, the Funds will use the security’s fair value, as determined in accordance with the Fair Value Procedures. This generally means that equity securities and fixed income securities listed and traded principally on any national securities exchange are valued on the basis of the last sale price or, lacking any sales, at the closing bid price, on the primary exchange on which the security is traded. The Fair Value Procedures may involve subjective judgments as to the fair value of securities. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Funds’ Board of Trustees believes reflects fair value. The use of fair value pricing by a Fund may cause the net asset value of its shares to differ significantly from the net asset value that would

68 Notes to Financial Statements

Russell Investment Funds

Notes to Financial Statements, continued — June 30, 2006 (Unaudited)

be calculated using normal pricing methods. Fair value pricing could also cause discrepancies between the daily movement of the value of Fund shares and the daily movement of the benchmark index if the index is valued using another pricing method.

This policy is intended to assure that the Funds’ net asset values fairly reflect security values as of the time of pricing. Events or circumstances affecting the values of Fund securities that occur between the closing of the principal markets on which they trade and the time the net asset value of Fund shares is determined may be reflected in the calculation of net asset values for each applicable Fund when the Funds deem that the particular event or circumstance would materially affect such Fund’s net asset value. Funds that invest primarily in frequently traded exchange listed securities will use fair value pricing in limited circumstances since reliable market quotations will often be readily available. Funds that invest in foreign securities are likely to use fair value pricing more often since significant events may occur between the close of foreign markets and the time of pricing which would trigger fair value pricing of the foreign securities. Funds that invest in low rated debt securities are also likely to use fair value pricing more often since the markets in which such securities are traded are generally thinner, more limited and less active than those for higher rated securities. Examples of events that could trigger fair value pricing of one or more securities are: a material market movement of the US securities market (defined in the Fair Value Procedures as the movement by any two of four major US Indexes greater than a certain percentage) or other significant event; foreign market holidays if on a daily basis, Fund exposure exceeds 20% in aggregate (all closed markets combined); a company development; a natural disaster; or an armed conflict.

Because foreign securities can trade on non-business days, the net asset value of a Fund’s portfolio that includes foreign securities may change on days when shareholders will not be able to purchase or redeem fund shares.

Investment Transactions

Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions, if any, are recorded on the basis of specific identified cost incurred by each money manager within a particular Fund.

Investment Income

Dividend income is recorded net of applicable withholding taxes on the ex-dividend date, except that certain dividends from foreign securities are recorded as soon thereafter as the Funds are informed of the ex-dividend date. Interest income is recorded daily on the accrual basis. The Core Bond Fund classifies gains and losses realized on prepayments received on mortgage-backed securities as part of interest income. All premiums and discounts, including original issue discounts, are amortized/accreted using the interest method.

Federal Income Taxes

Since the Investment Company is a Massachusetts business trust, each Fund is a separate corporate taxpayer and determines its net investment income and capital gains (or losses) and the amounts to be distributed to each Fund’s shareholders without regard to the income and capital gains (or losses) of the other Funds.

It is each Fund’s intention to qualify as a regulated investment company and distribute all of its taxable income and capital gains. Therefore, no federal income tax provision was required for the Funds.

Dividends and Distributions to Shareholders

For all Funds, income and capital gain distributions, if any, are recorded on the ex-dividend date. Income distributions are generally declared and paid quarterly, except for the Non-U.S. Fund, which generally declares and pays income distributions annually. Capital gain distributions are generally declared and paid annually. An additional distribution may be paid by the Funds to avoid imposition of federal income and excise tax on any remaining undistributed capital gains and net investment income.

The timing and characterization of certain income and capital gain distributions are determined in accordance with federal tax regulations which may differ from GAAP. As a result, net investment income and net realized gain (or loss) on investment and foreign currency-related transactions for a reporting period may differ significantly from distributions during such period. The differences between tax regulations and GAAP primarily relate to investments in options, futures, forward contracts, swap contracts, passive foreign investment companies, foreign-denominated investments, mortgage-backed securities, certain securities sold at a loss and capital loss carryforwards.

Notes to Financial Statements 69

Russell Investment Funds

Notes to Financial Statements, continued — June 30, 2006 (Unaudited)

Expenses

The Funds will pay their own expenses other than those expressly assumed by FRIMCo. Most expenses can be directly attributed to the individual Funds. Expenses which cannot be directly attributed to a specific Fund are allocated among all Funds principally based on their relative net assets.

Foreign Currency Translations

The books and records of the Funds are maintained in US dollars. Foreign currency amounts and transactions of the Funds are translated into US dollars on the following basis:

(a)	Market value of investment securities, other assets and liabilities at the closing rate of exchange on the valuation date.

(b)	Purchases and sales of investment securities and income at the closing rate of exchange prevailing on the respective trade dates of such transactions.

Reported net realized gains or losses from foreign currency-related transactions arise from: sales and maturities of short-term securities; sales of foreign currencies; currency gains or losses realized between the trade and settlement dates on securities transactions; the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Non-U.S. Fund’s books and the US dollar equivalent of the amounts actually received or paid. Net unrealized gains or losses from foreign currency-related transactions arise from changes in the value of assets and liabilities, other than investments in securities, at year-end, as a result of changes in the exchange rates.

The Funds do not isolate that portion of the results of operations of the Funds that arises as a result of changes in exchange rates from that portion that arises from changes in market prices of investments during the year. Such fluctuations are included with the net realized and unrealized gain or loss from investments. However, for federal income tax purposes the Funds do isolate the effects of changes in foreign exchange rates from the fluctuations arising from changes in market prices for realized gain (or loss) on debt obligations.

Capital Gains Taxes

The Non-U.S. Fund may be subject to capital gains taxes and repatriation taxes imposed by certain countries in which it invests. The Non-U.S. Fund may record a deferred tax liability in respect of unrealized appreciation on foreign securities for potential capital gains and repatriation taxes at June 30, 2006. The accrual for capital gains and repatriation taxes is included in net unrealized appreciation (depreciation) on investments in the Statement of Assets and Liabilities for the Non-U.S. Fund, if applicable. The amounts related to capital gains taxes are included in net realized gain (loss) on investments in the Statement of Operations for the Fund. The Non-U.S. Fund had no deferred tax liability or capital gains taxes for the period ended June 30, 2006.

Derivatives

To the extent permitted by the investment objectives, restrictions and policies set forth in the Funds’ Prospectus and Statement of Additional Information, the Funds may participate in various derivative-based transactions. Derivative securities are instruments or agreements whose value is derived from an underlying security or index. They include options, futures, swaps, swaptions, forwards, structured notes and stripped securities. These instruments offer unique characteristics and risks that assist the Funds in meeting their investment strategies.

The Funds typically use derivatives in two ways: hedging and return enhancement. The Funds may use a hedging strategy for their cash reserves to achieve a strategy of being fully invested by exposing those reserves to the performance of appropriate markets by purchasing equity or fixed income securities, as appropriate, and/or derivatives. Hedging is also used by some Funds to limit or control risks, such as adverse movements in exchange rates and interest rates. Return enhancement can be accomplished through the use of derivatives in a Fund. By purchasing certain instruments, Funds may more effectively achieve the desired portfolio characteristics that assist them in meeting their investment objectives. Depending on how the derivatives are structured and utilized, the risks associated with them may vary widely. These risks are generally categorized as market risk, liquidity risk and counterparty or credit risk.

Foreign Currency Exchange Contracts

In connection with portfolio purchases and sales of securities denominated in a foreign currency, the Non-U.S. and Core Bond Funds may enter into foreign currency exchange spot contracts and forward foreign currency exchange contracts (“contracts”).

70 Notes to Financial Statements

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Notes to Financial Statements, continued — June 30, 2006 (Unaudited)

The Non-U.S. and Core Bond Funds may enter into foreign currency forward overlays on liquidity reserve balances. Additionally, from time to time the Non-U.S. and Core Bond Funds may enter into contracts to hedge certain foreign currency-denominated assets. Contracts are recorded at market value. Certain risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and are generally limited to the amount of unrealized gain on the contracts, if any, that are recognized in the Statement of Assets and Liabilities. Realized gains or losses arising from such transactions are included in net realized gain (or loss) from foreign currency-related transactions. Open contracts at June 30, 2006 are presented on the Schedule of Investments for the Non-U.S. and Core Bond Funds.

Forward Commitments

The Funds may contract to purchase securities for a fixed price at a future date beyond customary settlement time consistent with a Fund’s ability to manage its investment portfolio and meet redemption requests. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The Funds may dispose of a forward commitment transaction prior to settlement if it is appropriate to do so and realize short-term gains (or losses) upon such sale. When effecting such transactions, cash or liquid high-grade debt obligations of the Fund in a dollar amount sufficient to make payment for the portfolio securities to be purchased will be segregated on the Fund’s records at the trade date and maintained until the transaction is settled. A forward commitment transaction involves a risk of loss if the value of the security to be purchased declines prior to the settlement date or the other party to the transaction fails to complete the transaction.

Loan Agreements

The Core Bond Fund may invest in direct debt instruments which are interests in amounts owed by corporate, governmental, or other borrowers to lenders or lending syndicates. A Fund’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the “lender”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. When investing in a loan participation, a Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt by the lender of payments from the borrower. A Fund generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, a Fund may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement. When a Fund purchases assignments from lenders it acquires direct rights against the borrower on the loan. For the period ended June 30, 2006, there were no unfunded loan commitments in the Core Bond Fund.

Options

The Funds may purchase and sell (write) call and put options on securities and securities indices, provided such options are traded on a national securities exchange or in an over-the-counter market. The Funds may also purchase and sell call and put options on foreign currencies. The domestic equity Funds may utilize options to equitize liquidity reserve balances.

When a Fund writes a covered call or a put option, an amount equal to the premium received by the Fund is included in the Fund’s Statement of Assets and Liabilities as an asset and as an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written. The Fund receives a premium on the sale of a call option but gives up the opportunity to profit from any increase in stock value above the exercise price of the option, and when the Fund writes a put option it is exposed to a decline in the price of the underlying security.

Whether an option which the Fund has written either expires on its stipulated expiration date or the Fund enters into a closing purchase transaction, the Fund realizes a gain (or loss, if the cost of a closing purchase transaction exceeds the premium received when the option was sold) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a call option which the Fund has written is exercised, the Fund realizes a capital gain or loss from the sale of the underlying security, and the proceeds from such sale are increased by the premium originally received. When a put option which a Fund has written is exercised, the amount of the premium originally received will reduce the cost of the security which a Fund purchases upon exercise of the option. Realized gains (losses) on purchased options are included in net realized gain (loss) from investments.

The Funds’ use of written options involves, to varying degrees, elements of market risk in excess of the amount recognized in the Statement of Assets and Liabilities. The face or contract amounts of these instruments reflect the extent of the Funds’ exposure to market risk. The risks may be caused by an imperfect correlation between movements in the price of the instrument and the price of the underlying securities and interest rates.

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Notes to Financial Statements, continued — June 30, 2006 (Unaudited)

Futures Contracts

The Funds may invest in futures contracts (i.e., interest rate, foreign currency and index futures contracts) to a limited extent. The face or contract amounts of these instruments reflect the extent of the Funds’ exposure to off balance sheet risk. The primary risks associated with the use of futures contracts are an imperfect correlation between the change in market value of the securities held by the Fund and the prices of futures contracts and the possibility of an illiquid market. Upon entering into a futures contract, the Funds are required to deposit with a broker an amount, termed the initial margin, which typically represents 5% of the purchase price indicated in the futures contract. Payments to and from the broker, known as variation margin, are required to be made on a daily basis as the price of the futures contract fluctuates. Changes in initial settlement value are accounted for as unrealized appreciation (depreciation) until the contracts are terminated, at which time realized gains and losses are recognized.

Swap Agreements

The Funds may enter into several different types of agreements including interest rate, index, credit default and currency swaps.

The Funds may enter into index swap agreements as an additional hedging strategy for cash reserves held by those Funds or to effect investment transactions consistent with these Funds’ investment objectives and strategies. Swap agreements are two party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard swap transaction, the two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular investments or instruments. The returns to be exchanged between the parties are calculated with respect to a “notional amount” (i.e. a specified dollar amount that is hypothetically invested in a “basket” of securities representing a particular index). Amounts paid to and received from the swap counterparties representing capital appreciation and depreciation on the underlying securities and accrued interest expense and interest income are recorded as net realized gain (loss). The Fund is exposed to credit risk in the event of non-performance by the swap counterparties; however, the Fund does not anticipate non-performance by the counterparties.

The Core Bond Fund may enter into swap agreements, on either an asset-based or liability-based basis, depending on whether it is hedging its assets or its liabilities, and will usually enter into swaps on a net basis, i.e., the two payment streams are netted out, with the Fund receiving or paying, as the case may be, only the net amount of the two payments. When the Core Bond Fund engages in a swap, it exchanges its obligations to pay or rights to receive payments for the obligations or rights to receive payments of another party (i.e., an exchange of floating rate payments for fixed rate payments).

Interest rate swaps are a counterparty agreement and can be customized to meet each parties needs and involves the exchange of a fixed payment per period for a payment that is not fixed. Currency swaps are an agreement where two parties exchange specified amounts of different currencies which are followed by a series of interest payments that are exchanged based on the principal cash flow. At maturity the principal amounts are exchanged back. Credit default swaps are a counterparty agreement which allows the transfer of third party credit risk (the possibility that an issuer will default on their obligation by failing to pay principal or interest in a timely manner) from one party to another. The lender faces the credit risk from a third party and the counterparty in the swap agrees to insure this risk in exchange for regular periodic payments.

The Core Bond Fund expects to enter into these transactions primarily to preserve a return or spread on a particular investment or portion of its portfolio or to protect against any increase in the price of securities it anticipates purchasing at a later date. The net amount of the excess, if any, of the Core Bond Fund’s obligations over its entitlements with respect to each swap will be accrued on a daily basis and an amount of cash or liquid high-grade debt securities having an aggregate net asset value at least equal to the accrued excess will be maintained in a segregated account by the Core Bond Fund’s custodian. To the extent that the Core Bond Fund enters into swaps on other than a net basis, the amount maintained in a segregated account will be the full amount of the Core Bond Fund’s obligations, if any, with respect to such interest rate swaps, accrued on a daily basis. If there is a default by the other party to such a transaction, the Core Bond Fund will have contractual remedies pursuant to the agreement related to the transaction. The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid.

Investments in Emerging Markets

Investing in emerging markets may involve special risks and considerations for the Non-U.S. Fund not typically associated with investing in the United States markets. These risks include revaluation of currencies, high rates of inflation, repatriation, restrictions on income and capital, and future adverse political and economic developments. Moreover, securities issued in

72 Notes to Financial Statements

Russell Investment Funds

Notes to Financial Statements, continued — June 30, 2006 (Unaudited)

these markets may be less liquid, subject to government ownership controls, delayed settlements, and their prices may be more volatile than those of comparable securities in the United States.

Guarantees

In the normal course of business the Funds enter into contracts that contain a variety of representations which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds expect the risk of loss to be remote.

3.	Investment Transactions

Securities

During the period ended June 30, 2006, purchases and sales of investment securities (excluding US Government and Agency obligations, short-term investments, options, futures and repurchase agreements) were as follows:

Funds	Purchases	Sales	Funds	Purchases	Sales
Multi-Style Equity	$237,823,114	$226,464,631	Real Estate Securities	$140,256,274	$143,162,227
Aggressive Equity	190,249,207	193,412,851	Core Bond	130,044,888	77,064,199
Non-U.S.	126,031,580	128,724,906

Purchases and sales of US Government and Agency obligations (excluding short-term investments, options, futures and repurchase agreements) were as follows:

Fund	Purchases	Sales
Core Bond	$127,144,350	$172,296,109

Written Options Contracts

Transactions in written options contracts for the period ended June 30, 2006 were as follows:

	Non-U.S. Fund		Core Bond Fund
	Number of Contracts	Premiums Received	Number of Contracts	Premiums Received
Outstanding December 31, 2005	11	$42,642	183	$184,555
Opened	132	642,963	112	175,123
Closed	(81)	(354,576)	(2)	(13,663)
Expired	(5)	(30,794)	(97)	(55,074)

Outstanding June 30, 2006	57	$300,235	196	$290,941

Securities Lending

The Investment Company has a securities lending program whereby each Fund can loan securities with a value up to 33 1/3% of its total assets. The Fund receives cash (US currency), US Government or US Government agency obligations as collateral against the loaned securities. To the extent that a loan is collateralized by cash, such collateral is invested by the securities lending agent, State Street Corporation (“State Street”) in short-term instruments, money market mutual funds and other short-term investments that meet certain quality and diversification requirements. Cash collateral invested in money market funds is included in the Schedule of Investments. The collateral received is recorded on a lending Fund’s statement of assets and liabilities along with the related obligation to return the collateral.

Income generated from the investment of cash collateral, less negotiated rebate fees paid to participating brokers and transaction costs, is divided between the Fund and State Street and is recorded as income for the Fund. To the extent that a loan

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Notes to Financial Statements, continued — June 30, 2006 (Unaudited)

is secured by non-cash collateral, brokers pay the Fund negotiated lenders’ fees, which are divided between the Fund and State Street and are recorded as securities lending income for the Fund. All collateral received will be in an amount at least equal to 102% (for loans of US securities) or 105% (for non-US securities) of the market value of the loaned securities at the inception of each loan. The market value of the loaned securities is determined at the close of business of the Funds and any additional required collateral is delivered to the Fund the next day. Should the borrower of the securities fail financially, there is a risk of delay in recovery of the securities or loss of rights in the collateral. Consequently, loans are made only to borrowers which are deemed to be of good financial standing.

As of June 30, 2006, the non-cash collateral received for the securities on loan in the Aggressive Equity and Non-US Funds was $29,323 and $1,594,604, respectively. The non-cash collateral consists of a pool of US Government securities.

4.	Related Party Transactions, Fees and Expenses

Manager

FRIMCo manages all of the Funds which comprise the Investment Company. FRIMCo is a wholly-owned subsidiary of Frank Russell Company (a subsidiary of The Northwestern Mutual Life Insurance Company). Frank Russell Company provides money manager evaluation services to FRIMCo.

The Funds are permitted to invest their cash reserves (i.e., cash awaiting investment or cash held to meet redemption requests or to pay expenses), and also may invest a portion of the collateral received from the Investment Company’s securities lending program in the Frank Russell Investment Company (“FRIC”) Money Market Fund. FRIC is a registered investment company that employs the same investment adviser as the Investment Company. On July 1, 2006, Frank Russell Investment Company changed its name to Russell Investment Company (“RIC”). As of June 30, 2006, $99,696,000 of the Money Market Fund’s net assets represents investments by the Funds.

The management fees are based upon the average daily net assets of each Fund and the rates specified in the table below are payable monthly and total $6,809,746 for the period ended June 30, 2006.

Funds	Annual Rate
Multi-Style Equity	0.78%
Aggressive Equity	0.95
Non-U.S.	0.95
Real Estate Securities	0.85
Core Bond	0.60

FRIMCo has contractually agreed to waive, at least until April 30, 2007, a portion of its management fee for each Fund, up to the full amount of its fee, equal to the amount by which the Fund’s total operating expenses exceed a specified percentage of a Fund’s average net assets on an annual basis and to reimburse each Fund for all remaining expenses, after fee waivers, that exceed such percentages. There were no contractual reimbursements for the period ended June 30, 2006. The expense caps and management fees waived for the period ended June 30, 2006 were as follows:

Funds	Expense Cap	Management Fees Waived
Multi-Style Equity	0.87%	$—
Aggressive Equity	1.05	56,508
Non-U.S.	1.15	103,159
Real Estate Securities	1.10	—
Core Bond	0.70	295

FRIMCo does not have the ability to recover amounts waived or reimbursed from previous periods.

74 Notes to Financial Statements

Russell Investment Funds

Notes to Financial Statements, continued — June 30, 2006 (Unaudited)

Custodian

The Funds have entered into arrangements with their Custodian whereby custody credits realized as a result of uninvested cash balances were used to reduce a portion of the Funds’ expenses. For the period ended June 30, 2006, the Funds’ custodian fees were reduced by the following amounts under these arrangements:

Funds	Custody Credit Amount
Multi-Style Equity	$725
Aggressive Equity	893
Non-U.S.	624
Real Estate Securities	382
Core Bond	2,594

Transfer Agent

FRIMCo serves as Transfer and Dividend Disbursing Agent for the Investment Company. For this service, FRIMCo is paid a fee for transfer agency and dividend disbursing services provided to the Funds. FRIMCo retains a portion of this fee for its services provided to the Funds and pays the balance to unaffiliated agents who assist in providing these services. Total fees for the Funds for the period ended June 30, 2006 were $35,931.

Distributor

Russell Fund Distributors, Inc. (the “Distributor”), a wholly-owned subsidiary of FRIMCo, is the principal underwriter for Investment Company shares. The Distributor receives no compensation from the Investment Company for its services.

Brokerage Commissions

The Funds will effect transactions through Frank Russell Securities, Inc. (“FRS”) (On July 1, 2006, Frank Russell Securities, Inc. changed its name to Russell Implementation Services) and its global network of unaffiliated correspondent brokers. FRS is a registered broker and investment adviser and an affiliate of FRIMCo. Trades placed through FRS and its correspondents are used (i) to obtain research services for FRIMCo to assist it in its capacity as a manager of managers, (ii) to generate commission rebates to the Funds on whose behalf the trades were made, (iii) to manage trading associated with changes in managers, rebalancing across existing managers, cash flows and other portfolio transitions, or (iv) to execute portfolio securities transactions selected by money managers. Effective January 1, 2006, the Funds began transitioning trades used to obtain research services and to generate commission rebates from FRS and LJR (as defined and described more fully below). During the transition, some of these trades may continue to be executed through FRS. For purposes of trading to obtain research services for FRIMCo or to generate commission rebates to the Funds, the Funds’ money managers are requested to and FRIMCo may, with respect to transactions it places, effect transactions with or through FRS and its correspondents or other brokers only to the extent that the Funds will receive competitive execution, price and commissions. In addition, FRIMCo recommended targets for the amount of trading that money managers allocated through FRS based upon asset class, investment style and other factors. Research services provided to FRIMCo by FRS or other brokers include performance measurement statistics, fund analytics systems and market monitoring systems. Research services will generally be obtained from unaffiliated third parties at market rates. Research provided to FRIMCo may benefit the particular Funds generating the trading activity and may also benefit other Funds within the Investment Company and other funds and clients managed or advised by FRIMCo or its affiliates. Similarly, the Funds may benefit from research provided with respect to trading by those other funds and clients. In some cases, research may also be provided by non-affiliated brokers.

Effective January 1, 2006, the Funds began effecting transactions though Lynch, Jones & Ryan, Inc. (“LJR”) and its global network of correspondent brokers. LJR is a registered broker and is not an affiliate of the Funds or FRIMCo. Trades placed through LJR and its correspondents are used (i) to obtain research services for FRIMCo to assist it in its capacity as a manager of managers and (ii) to generate commission rebates to the Funds on whose behalf the trades were made. For purposes of trading to obtain research services for FRIMCo or to generate commission rebates to the Funds, the Funds’ money managers are requested to and FRIMCo may, with respect to transactions it places, effect transactions with or through LJR and its correspondents or other brokers only to the extent that the Funds will receive competitive execution, price and commissions. In addition, FRIMCo recommends targets for the amount of trading that money managers allocate through LJR based upon asset class, investment style and other factors. Research services provided to FRIMCo by LJR or other brokers include performance measurement statistics, fund analytics systems and market monitoring systems. Research services will be generally obtained

Notes to Financial Statements 75

Russell Investment Funds

Notes to Financial Statements, continued — June 30, 2006 (Unaudited)

from unaffiliated third parties at market rates. Research provided to FRIMCo may benefit the particular Funds generating the trading activity and may also benefit other Funds within the Investment Company and other funds and clients managed or advised by FRIMCo or its affiliates. Similarly, the Funds may benefit from research provided with respect to trading by those other funds and clients.

FRS, LJR or other brokers also may rebate to the Funds a portion of commissions earned on certain trading by the Funds through FRS, LJR and their correspondents in the form of commission recapture. Commission recapture is paid solely to those Funds generating the applicable trades. Commission recapture is generated on the instructions of the Soft Dollar Committee once FRIMCo’s research budget has been met, as determined annually in the Soft Dollar Committee budgeting process.

Amounts retained by FRS for the period ended June 30, 2006 were as follows:

Funds	Amount
Multi-Style Equity	$118
Aggressive Equity	426
Real Estate Securities	42

Additionally, the Funds paid brokerage commissions to non-affiliated brokers who provided brokerage and research services to FRIMCo.

Accrued fees payable to affiliates as of June 30, 2006 were as follows:

	Multi-Style Equity	Aggressive Equity	Non-U.S.	Real Estate Securities	Core Bond
Management fees	$233,248	$167,972	$253,381	$345,939	$115,046
Transfer agent fees	1,305	768	1,154	1,765	831
Trustee fees	736	336	471	1,282	504

	$235,289	$169,076	$255,006	$348,986	$116,381

Board of Trustees

The Russell Fund Complex consists of Frank Russell Investment Company (“FRIC”), which has 34 Funds, and Russell Investment Funds (“RIF”), which has five Funds. Each of the Trustees is a Trustee of both FRIC and RIF. During the period, the Russell Fund Complex paid each of its independent Trustees a retainer of $52,000 per year, $6,500 ($5,000 prior to January 1, 2006) for each regular quarterly meeting attended in person, $2,000 for each special meeting attended in person, and $2,000 for each Audit Committee meeting, Nominating and Governance Committee meeting or Investment Committee meeting or any other committee meeting established and approved by the Board that is attended in person. Each Trustee receives a $500 fee for attending the meetings (quarterly, special, committee) by phone instead of receiving the full fee had the member attended in person. Trustees’ out of pocket expenses are also paid by the Russell Fund Complex. During the period, the Audit Committee Chair was paid a fee of $12,000 per year and the Nominating and Governance Committee chair and Investment Committee chair were each paid a fee of $6,000 per year. The chairperson of the Board receives an additional $52,000 per year.

5.	Federal Income Taxes

At December 31, 2005, the following Funds had net tax basis capital loss carryforwards which may be applied against any net realized taxable gains in each succeeding year or until their respective expiration dates, whichever occurs first. Available capital loss carryforwards and expiration dates are as follows:

Funds	10/31/09	10/31/10	10/31/11	10/31/12	Totals
Multi-Style Equity	$2,793,373	$42,288,325	$3,302,725	$—	$48,384,423
Non-U.S.	—	14,535,990	5,528,524	—	20,064,514
Core Bond	—	—	—	305,131	305,131

76 Notes to Financial Statements

Russell Investment Funds

Notes to Financial Statements, continued — June 30, 2006 (Unaudited)

At June 30, 2006, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

	Multi-Style Equity	Aggressive Equity	Non-U.S.	Real Estate Securities	Core Bond
Cost of Investments	$370,051,691	$273,929,360	$339,770,452	$403,436,366	$271,076,490

Unrealized Appreciation	$39,840,453	$27,512,709	$65,913,088	$161,668,164	$877,928
Unrealized Depreciation	(10,523,085)	(8,286,359)	(3,916,261)	(1,428,453)	(3,823,048)

Net Unrealized Appreciation
(Depreciation)	$29,317,368	$19,226,350	$61,996,827	$160,239,711	$(2,945,120)

As permitted by tax regulations, the Core Bond Fund intends to defer a net realized capital loss of $255,270 incurred from November 1, 2005 to December 31, 2005.

6.	Fund Share Transactions (amounts in thousands)

Share transactions for the six months ended June 30, 2006 and the fiscal year ended December 31, 2005 were as follows:

	Shares		Dollars
	2006	2005	2006	2005
Multi-Style Equity
Proceeds from shares sold	1,548	3,229	$21,413	$41,168
Proceeds from reinvestment of distributions	122	288	1,717	3,627
Payments for shares redeemed	(758)	(3,769)	(10,407)	(48,491)

Total net increase (decrease)	912	(252)	$12,723	$(3,696)

Aggressive Equity
Proceeds from shares sold	868	1,195	$13,462	$17,241
Proceeds from reinvestment of distributions	240	1,312	3,685	19,045
Payments for shares redeemed	(990)	(1,447)	(14,709)	(21,031)

Total net increase (decrease)	118	1,060	$2,438	$15,255

Non-U.S.
Proceeds from shares sold	2,097	3,350	$28,698	$38,487
Proceeds from reinvestment of distributions	80	372	1,051	4,388
Payments for shares redeemed	(2,320)	(2,719)	(30,093)	(31,991)

Total net increase (decrease)	(143)	1,003	$(344)	$10,884

Real Estate Securities
Proceeds from shares sold	1,825	4,011	$34,005	$68,272
Proceeds from reinvestment of distributions	436	2,759	8,092	47,108
Payments for shares redeemed	(2,130)	(3,350)	(39,301)	(58,106)

Total net increase (decrease)	131	3,420	$2,796	$57,274

Core Bond
Proceeds from shares sold	2,542	4,891	$25,786	$50,716
Proceeds from reinvestment of distributions	266	875	2,687	9,014
Payments for shares redeemed	(703)	(1,326)	(7,108)	(13,787)

Total net increase (decrease)	2,105	4,440	$21,365	$45,943

Notes to Financial Statements 77

Russell Investment Funds

Notes to Financial Statements, continued — June 30, 2006 (Unaudited)

7.	Record Ownership

As of June 30, 2006, the following table includes shareholders of record with greater than 10% of the total outstanding shares of each respective Fund. Northwestern Mutual Life Insurance Company separate accounts were the largest shareholder in each Fund.

Funds	# of Shareholders	%
Multi-Style Equity	2	84.6
Aggressive Equity	3	87.7
Non-U.S.	3	91.8
Real Estate Securities	2	82.6
Core Bond	2	87.6

8.	Restricted Securities

Restricted securities are subject to contractual limitations on resale, are often issued in private placement transactions, and are not registered under the Securities Act of 1933 (the “Act”). The most common types of restricted securities are those sold under Rule 144A of the Act and commercial paper sold under Section 4(2) of the Act.

A Fund may invest a portion of its net assets not to exceed 15% in securities that are illiquid. Illiquid securities are securities that may not be readily marketable, and that cannot be sold within seven days in the ordinary course of business at the approximate amount at which the Fund has valued the securities. Restricted securities are generally considered to be illiquid.

The following table lists restricted securities held by a Fund that are illiquid. The following table does not include (1) securities deemed liquid by FRIMCo or a money manager pursuant to Board approved policies and procedures or (2) illiquid securities that are not restricted securities as designated on the Fund’s Schedule of Investments.

Fund - % of Net Assets Securities	Acquisition Date	Principal Amount ($) or Shares	Cost per Unit $	Cost (000) $	Market Value (000) $
Aggressive Equity Fund - 0.2%
Diamondrock Hospitality Co.	06/26/04	20,800	10.00	208	309

					309

Core Bond Fund - 0.3%
DG Funding Trust	11/03/04	49	10,537.12	516	516
Parker Hannifin Employee Stock Ownership Trust	03/09/99	137,847	100.00	138	138

					654

Illiquid securities and restricted securities may be priced by the Funds using fair value procedures approved by the Board of Trustees.

9.	Dividends

On July 3, 2006, the Funds declared the following dividends from net investment income payable on July 7, 2006 to shareholders on record July 5, 2006.

Funds	Net Investment Income
Multi-Style Equity	$0.0320
Aggressive Equity	0.0076
Real Estate Securities	0.1111
Core Bond	0.1155

78 Notes to Financial Statements

Russell Investment Funds

Shareholder Requests for Additional Information — June 30, 2006 (Unaudited)

As a courtesy to Fund shareholders, a complete unaudited schedule of investments is made available generally no later than 60 days after the end of the first and third quarters of each year. These reports are available (i) free of charge, upon request, by calling the Fund at (800) 787-7354, (ii) on the Securities and Exchange Commission’s website at www.sec.gov, and (iii) at the Securities and Exchange Commission’s public reference room.

The Board has delegated to FRIMCo, as RIF’s investment manager, the primary responsibility for monitoring, evaluating and voting proxies solicited by or with respect to issuers of securities in which assets of the Funds may be invested. FRIMCo has established a proxy voting committee (“Committee”) and has adopted written proxy voting policies and procedures (“P&P”) and proxy voting guidelines (“Guidelines”). The Funds maintain a Portfolio Holdings Disclosure Policy that governs the timing and circumstances of disclosure to shareholders and third parties of information regarding the portfolio investments held by a Fund. A description of the P&P, Guidelines and Portfolio Holdings Disclosure Policy are contained in the Funds’ Statement of Additional Information (“SAI”). The SAI is available (i) free of charge, upon request, by calling the Fund at (800) 787-7354, and (ii) on the Securities and Exchange Commission’s website at www.sec.gov.

Shareholder Requests for Additional Information 79

Russell Investment Funds

Basis for Approval of Investment Advisory Contracts (Unaudited)

Approval of Investment Advisory Agreement

The Board of Trustees, including all of the Independent Trustees, last considered and approved the continuation of the management agreement with FRIMCo (the “FRIMCo Agreement”) and the portfolio management contract with each Money Manager of the Funds (collectively, the “portfolio management contracts”) at a meeting held on April 18, 2006. During the course of a year, the Trustees receive a wide variety of materials regarding the investment performance of the Funds, sales and redemptions of the Funds’ shares, and the management of the Funds by FRIMCo. In preparation for the annual review, the Independent Trustees, with the advice and assistance of independent counsel, also requested and the Board considered (1) information and reports prepared by FRIMCo relating to the services provided by FRIMCo (and its affiliates) to the Funds, including information requested by the Independent Trustees; (2) information (the “Third-Party Information”) received from an independent, nationally recognized provider of investment company information comparing the performance of each of the Funds and their respective operating expenses over various periods of time with other peer funds (“Comparable Funds”) not managed by FRIMCo believed by the provider to be generally comparable in investment objectives and size to the Funds; and (3) an analysis of the Third-Party Information prepared by FRIMCo (the “FRIMCo Analysis” and, with the other information requested by the Independent Trustees or provided by FRIMCo in connection with the Board’s consideration of the portfolio management contracts, the “Agreement Renewal Information”) addressing, among other things, performance and expense differentials between certain Funds and their respective Comparable Funds. The Independent Trustees also received a memorandum from independent counsel discussing the legal standards for their consideration of the proposed continuances.

On April 17, 2006, the Independent Trustees met in person to review the Agreement Renewal Information in a private session with independent counsel at which no representatives of FRIMCo or management were present. At the April 18 meeting of the Board of Trustees, the Board, including the Independent Trustees, reviewed the proposed continuance of the FRIMCo Agreement and the portfolio management contracts with management and independent counsel to the Independent Trustees. Following this review, but prior to voting, the Independent Trustees again met in a private session with their independent counsel to evaluate additional information and analysis received from FRIMCo and management at the Board meeting. The discussion below reflects all of these reviews.

In evaluating the portfolio management contracts, the Board considered that the Funds, in employing a manager-of-managers method of investment, operate in a manner that is distinctly different from most other investment companies. In the case of most other investment companies, an advisory fee is paid by the investment company to its adviser which in turn employs and compensates individual portfolio managers to make specific securities selections consistent with the adviser’s style and investment philosophy. FRIMCo has engaged multiple Money Managers for all Funds.

The Board considered that FRIMCo (rather than any Money Manager) is responsible under the FRIMCo Agreement for determining, implementing and maintaining the investment program for each Fund. Assets of each Fund have been allocated among the multiple Money Managers selected by FRIMCo, subject to Board approval, for that Fund. FRIMCo manages directly a portion of certain Fund’s assets as described below and otherwise exercises investment discretion over the portion of each Fund’s assets that FRIMCo determines not to allocate to the Money Managers and for each Fund’s cash reserves by selecting the individual portfolio securities for those portions of assets. FRIMCo may also directly manage portions of a Fund during transitions between Money Managers.

FRIMCo is responsible for selecting Money Managers for each Fund and for determining allocations and reallocations of assets among the Money Managers. Each Money Manager for a Fund in effect performs the function of an individual portfolio manager who is responsible for selecting portfolio securities for the portion of the Fund assigned to it by FRIMCo in accordance with the Fund’s applicable investment objective, policies and restrictions (each, a “segment”). FRIMCo is responsible for communicating performance expectations to each Money Manager; supervising compliance by each Money Manager with each Fund’s investment objective and policies; authorizing Money Managers to engage in certain investment strategies for a Fund; and recommending annually to the Board whether portfolio management contracts should be renewed, modified or terminated. In addition to its annual recommendation as to the renewal, modification or termination of portfolio management contracts, FRIMCo is responsible for recommending to the Board the restructuring of Fund segments and additions of new Money Managers or replacements of existing Money Managers at any time when, based on FRIMCo’s research and analysis, such actions are appropriate. FRIMCo may develop specific constraints from time to time for each Money Manager intended to capitalize on the strengths of that Money Manager or to coordinate the investment activities of Money Managers for a Fund in a complementary manner. Therefore, FRIMCo’s selection of Money Managers is made not only on the basis of performance considerations but anticipated compatibility with other Money Managers in the same Fund. The performance of individual Money Managers for a Fund may reflect the roles assigned to them by FRIMCo in the Fund’s investment activities and any constraints placed by FRIMCo upon their selection of portfolio securities. In light of the foregoing, the overall performance of each Fund over appropriate periods reflects in great part the performance of FRIMCo in designing the Fund’s investment program, structuring Fund segments, selecting an effective Money Manager for each segment with a style that is complementary to the styles of the Money Managers of other Fund segments, and allocating assets among the Money Managers in a manner designed to achieve the objectives of the Fund.

80 Basis for Approval of Investment Advisory Contracts

Russell Investment Funds

Basis for Approval of Investment Advisory Contracts, continued (Unaudited)

The Board also considered that the prospectus for the Funds and other public disclosures emphasize to investors FRIMCo’s role as the principal investment manager for each Fund, rather than the investment selection role of the Funds’ Money Managers, and describe the manner in which the Funds operate so that investors may take the information into account when deciding to purchase shares of any such Fund.

The Board also considered the special expertise of FRIMCo with respect to the manager-of-managers structure of the Funds and the likelihood that, at the current expense ratio of each such Fund, there would be no acceptable alternative investment managers to replace FRIMCo on comparable terms given the need to conduct the manager-of-managers strategy of each such Fund selected by shareholders in purchasing their shares.

In addition to these general factors relating to the manager-of-managers structure of the Funds, the Trustees considered, with respect to each Fund, various specific factors in evaluating renewal of the FRIMCo Agreement, including the following:

1.	The nature, scope and quality of the services provided to the Fund by FRIMCo;

2.	The management fee paid by the Fund to FRIMCo and the fact that it encompasses all investment advisory fees paid by the Fund, including the fees for any Money Managers of such Fund;

3.	Information provided by FRIMCo as to other fees and benefits received by FRIMCo or its affiliates from the Fund, including any administrative, transfer agent, cash management and securities lending fees, soft dollar arrangements and commissions in connection with portfolio securities transactions;

4.	Information provided by FRIMCo as to expenses incurred by the Fund; and

5.	Information provided by FRIMCo as to the profits that FRIMCo derives from its mutual fund operations generally and from each Fund.

At the April 18 Board meeting, FRIMCo and management reviewed the reasonableness of the Funds’ management fees. In discussing whether the Funds’ performance supported these fees, FRIMCo noted differences between the investment strategies of certain Funds and their respective Comparable Funds in pursuing their investment objectives, including strategies which seek to achieve a lower tracking error (i.e. the difference, whether positive or negative, between the return of a fund and its benchmark) and resulting lower return volatility than Comparable Funds. According to FRIMCo, these strategies may be expected to result, and for certain Funds during the periods covered by the Third-Party Information did result, in lower relative performance than that of some of their respective Comparable Funds. FRIMCo stated that the strategies pursued by the Funds are intended to result in less volatile, more moderate returns relative to each Fund’s performance benchmark rather than more volatile, more extreme returns than its Comparable Funds may experience over time.

On the basis of the Agreement Renewal Information, including the FRIMCo Analysis, and other information previously received by the Board from FRIMCo during the course of the year or presented at the Board meeting by FRIMCo, the Board, in respect of each Fund, found the management fee charged by FRIMCo to be reasonable in light of the nature, scope and quality of the services provided to the Funds, after giving effect to waivers and/or reimbursements and considering differences in the composition and investment strategies of their respective Comparable Funds. The Board also determined that the relative expense ratio of each Fund was comparable to those of its Comparable Funds; FRIMCo’s methodology of allocating expenses of operating funds in the complex was reasonable; and FRIMCo’s profitability with respect to each Fund was not excessive in light of the nature, scope and quality of the services provided by FRIMCo.

The Board concluded that the performance of the Funds supported continuation of the FRIMCo Agreement, again based upon the Agreement Renewal Information, including the FRIMCo Analysis, and other information previously received by the Board from FRIMCo during the course of the year or presented at the Board meeting by FRIMCo. In evaluating performance, the Board considered each Fund’s absolute performance and its performance relative to appropriate benchmarks and indices and its Comparable Funds. In evaluating the Funds’ performance, the Board also considered FRIMCo’s investment strategy of managing the Funds in a risk aware manner.

The Board considered for each Fund whether economies of scale have been realized and whether the fees for such Fund appropriately reflect or should be revised to reflect any such economies. In its deliberations, the Board noted its findings reached at a meeting held on February 28, 2006 that the management fees for each Fund appropriately reflect any economies of scale realized by that Fund. Its findings at the earlier meeting were based upon information and analyses prepared by FRIMCo, including information as to variability of Money Manager investment advisory fees and other factors associated with the manager-of-managers structure employed by the Funds.

The Trustees considered that fees payable to FRIMCo by institutional clients with investment objectives similar to those of the Funds are lower, and may, in some cases, be substantially lower, than the rates paid by the Funds. FRIMCo reviewed with the Trustees the differences in the scope of services it provides to institutional clients and the Funds. For example, institutional clients have fewer

Basis for Approval of Investment Advisory Contracts 81

Russell Investment Funds

Basis for Approval of Investment Advisory Contracts, continued (Unaudited)

administrative needs than the Funds. It was further noted that since the Funds must constantly issue and redeem their shares, they are more difficult to manage than institutional accounts, where assets are relatively stable. Accordingly, the Trustees did not regard these fee differences as relevant to their deliberations.

In voting to approve the continuation of the FRIMCo Agreement on its current terms and conditions for each Fund, the Board, after considering the foregoing and other relevant factors, determined that continuation of the FRIMCo Agreement was in the best interests of the Funds and their respective shareholders.

With respect to the evaluation of the terms of portfolio management contracts with Money Managers, the Board received and considered information from FRIMCo reporting for each Money Manager, among other things, the Money Manager’s performance over various periods; FRIMCo’s assessment of the performance of each Money Manager; any significant business relationships between the Money Manager and FRIMCo or Russell Fund Distributors, Inc., the Funds’ underwriter; and FRIMCo’s recommendation to retain the Money Manager at the current fee rate, to retain the Money Manager at a reduced fee rate or to terminate the Money Manager. FRIMCo recommended that each Money Manager be retained at its current fee rate. FRIMCo has advised the Board that it does not regard Money Manager profitability as relevant to its evaluation of the portfolio management contracts with Money Managers because the willingness of Money Managers to serve in such capacity depends upon arm’s-length negotiations with FRIMCo; FRIMCo is aware of the fees charged by Money Managers to other clients; and FRIMCo believes that the fees agreed upon with Money Managers are reasonable in light of the anticipated quality of investment advisory services to be rendered. The Board accepted FRIMCo’s explanation in light of the Board’s findings as to the aggregate management fees paid by each Fund and the fact that each Money Manager’s fee is paid by FRIMCo.

Based substantially upon FRIMCo’s recommendations together with the information received from FRIMCo in support of its recommendations, the Board concluded that the fees paid to the Money Managers of each Fund were reasonable in light of the quality of the investment advisory services provided and that continuation of the portfolio management agreement with each Money Manager of each Fund was in the best interests of the Fund and its shareholders.

At a meeting held on May 23, 2006, the Board of Trustees received a proposal from FRIMCo to effect a money manager change for the Multi-Style Equity Fund and the Core Bond Fund. In the case of each such Fund, the Trustees approved the terms of the proposed portfolio management contract with the successor Money Manager based substantially upon FRIMCo’s recommendation to hire the Money Manager at the proposed fee rate; any significant business relationships between the Money Manager and FRIMCo or Russell Fund Distributors, Inc., the Fund’s underwriter; FRIMCo’s explanation as to the lack of relevance of profitability to the evaluation of portfolio management contracts with money managers because the willingness of Money Managers to serve in such capacity depends upon arm’s-length negotiation with FRIMCo; FRIMCo’s awareness of the fees charged by the Money Manager to other clients; and FRIMCo’s belief that the proposed investment advisory fees would be reasonable in light of the anticipated quality of investment advisory services to be rendered. The Trustees also considered their findings at their April 18, 2006 meeting as to the reasonableness of the aggregate investment advisory fees paid by the Fund, and the fact that the aggregate investment advisory fees paid by the Fund would not increase as a result of the implementation of the proposed money manager change because the money managers’ investment advisory fee is paid by FRIMCo.

During 2005 and 2006, the Trustees received proposals from FRIMCo to manage directly approximately up to 10% of the assets of the Multi-Style Equity Fund and the Non-U.S. Fund (each a “Participating Fund”) utilizing a “select holdings strategy” pursuant to the terms of the FRIMCo Agreement, the actual allocation to be determined by each Participating Fund’s FRIMCo portfolio manager. Under this strategy, FRIMCo analyzes the holdings of a Participating Fund’s Money Managers to identify particular stocks that are concurrently overweighted by the Money Managers. FRIMCo uses a proprietary model to rank these stocks. Based on this ranking, FRIMCo will purchase additional shares of certain stocks for the Participating Fund. The strategy is designed to increase the Participating Fund’s exposure to stocks that are collectively viewed as attractive by multiple Money Managers of a Participating Fund. Implementation of this strategy includes periodic rebalancing of the Participating Fund’s holdings. In connection with FRIMCo’s proposals, the Trustees received and considered information from FRIMCo regarding the potential enhancements to the Participating Fund’s performance based upon FRIMCo’s experience in employing the same strategy for other types of investment accounts under its management. The Trustees also considered that FRIMCo would not be required to pay investment advisory fees to a Money Manager with respect to assets for which the select holdings strategy is utilized and that the profits derived by FRIMCo generally and from the Participating Fund consequently may increase incrementally. The Board, however, considered FRIMCo’s advice that it will pay certain Money Managers additional fees for providing information and other services in connection with the select holdings strategy and expects to incur additional costs in implementing and carrying out the select holdings strategy; the limited amount of assets that would be managed directly by FRIMCo pursuant to the select holdings strategy; and the fact that the aggregate management fees paid by the Participating Fund would not increase as a result of the implementation of the select holdings strategy. FRIMCo has advised the Board that the select holdings strategy has been implemented for the Multi-Style Equity Fund, although a reasonable period of time is needed to evaluate fairly its impact on the Participating Fund’s performance, and it may be implemented in the Non-U.S. Fund sometime in the future. Based upon the information

82 Basis for Approval of Investment Advisory Contracts

Russell Investment Funds

Basis for Approval of Investment Advisory Contracts, continued (Unaudited)

received from FRIMCo during 2005 and 2006 in connection with its select holdings strategy proposals, the Agreement Renewal Information and additional discussion at the April 18 meeting concerning the select holdings strategy, the Board in the case of the Participating Funds concluded that the management fees paid to FRIMCo by each such Fund under the FRIMCo Agreement in connection with the select holdings strategy continue to be reasonable in light of the nature and anticipated quality of the management services to be rendered by FRIMCo.

In their deliberations, the Trustees did not identify any particular information as to the FRIMCo Agreement or, other than FRIMCo’s recommendation, the portfolio management agreement with any Money Manager that was all-important or controlling and each Trustee attributed different weights to the various factors considered. The Trustees evaluated all information available to them on a Fund-by-Fund basis and their determinations were made in respect of each Fund.

Basis for Approval of Investment Advisory Contracts 83

Russell Investment Funds

Disclosure of Information about Fund Directors — June 30, 2006 (Unaudited)

The following tables provide information for each officer and trustee of the Russell Fund Complex. The Russell Fund Complex consists of Frank Russell Investment Company (“FRIC”), which has 34 funds, and Russell Investment Funds (“RIF”), which has five funds. Each of the trustees is a trustee of both FRIC and RIF. The first table provides information for trustees who are interested trustees. The second table provides information for the independent trustees. The third table provides information for the trustees emeritus. The fourth table provides information for the officers.

Name, Age, Address	Position(s) Held with Fund and Length of Time Served	Term of Office	Principal Occupation(s) During the Past 5 Years	No. of Portfolios in Russell Fund Complex Overseen by Trustee	Other Directorships Held by Trustee
INTERESTED TRUSTEES
*Michael J.A. Phillips, Born January 20, 1948 909 A Street Tacoma, Washington 98402-1616	Trustee Since 2002	Appointed until successor is duly elected and qualified	• Chairman of the Board, FRC • 1990-2003, President, FRC • 1993-2003, CEO, FRC • Trustee, FRIC and RIF • Director, FRTC; Frank Russell Investments (Suisse) S.A. (global investment services); Frank Russell Company Limited (consultant to institutional investors in Europe and the UK) • Chairman of the Board and President, Russell 20-20 Association; and Frank Russell Investments (Delaware), Inc. (general partner in various limited partnerships (“FRIDI”))	39	None
INDEPENDENT TRUSTEES
**Thaddas L. Alston Born April 7, 1945 909 A Street Tacoma, Washington 98402-1616	Trustee since 2006	Appointed until successor is duly elected and qualified	• Senior Vice President, Larco Investments, Ltd.	39	None

Paul E. Anderson, Born October 15, 1931 909 A Street Tacoma, Washington 98402-1616	Trustee since 1984 Chairman of the Nominating and Governance Committee since 2006	Appointed until successor is duly elected and qualified Appointed until successor is duly elected and qualified	• President, Anderson Management Group LLC (private investments consulting) • February 2002 to June 2005, Lead Trustee, FRIC and RIF	39	None

*	Mr. Phillips is also an officer and/or director of one or more affiliates of FRIC and RIF and is therefore an interested trustee.

**	Mr. Alston was elected to the Board of Trustees effective May 1, 2006.

84    Disclosure of Information about Fund Directors

Russell Investment Funds

Disclosure of Information about Fund Directors, continued — June 30, 2006 (Unaudited)

Name, Age, Address	Position(s) Held with Fund and Length of Time Served	Term of Office	Principal Occupation(s) During the Past 5 Years	No. of Portfolios in Russell Fund Complex Overseen by Trustee	Other Directorships Held by Trustee
INDEPENDENT TRUSTEES (continued)
Kristianne Blake, Born January 22, 1954 909 A Street Tacoma, Washington 98402-1616	Trustee since 2000 Chairperson since 2005	Appointed until successor is duly elected and qualified Annual	• President, Kristianne Gates Blake, P.S. (accounting services) • Director and Chairman of the Audit Committee, Avista Corp. • Trustee and Chairman of the Operations and Distribution Committee, WM Group of Funds • February 2002 to June 2005, Chairman of the Audit Committee, FRIC and RIF	39	• Trustee, WM Group of Funds (investment company); • Director, Avista Corp

Daniel P. Connealy, Born June 6, 1946 909 A Street Tacoma, Washington 98402-1616	Trustee since 2003 Chairman of Audit Committee since 2005	Appointed until successor is duly elected and qualified Appointed until successor is duly elected and qualified	• June 2004 to present, Senior Vice President and Chief Financial Officer, Waddell & Reed Financial, Inc. • 2003, Retired • 2001-2003, Vice President and Chief Financial Officer, Janus Capital Group Inc. • 1979-2001, Audit and Accounting Partner, PricewaterhouseCoopers LLP	39	None

Jonathan Fine, Born July 8, 1954 909 A Street Tacoma, Washington 98402-1616	Trustee since 2004	Appointed until successor is duly elected and qualified	• President and Chief Executive Officer, United Way of King County, WA	39	None

Raymond P. Tennison, Jr., Born December 21, 1955 909 A Street Tacoma, Washington 98402-1616	Trustee since 2000	Appointed until successor is duly elected and qualified	• President, Simpson Investment Company and several additional subsidiary companies, including Simpson Timber Company, Simpson Paper Company and Simpson Tacoma Kraft Company	39	None

Jack Thompson, Born March 21, 1949 909 A Street Tacoma, Washington 98402-1616	Trustee since 2005	Appointed until successor is duly elected and qualified	• September 2003 to present, Independent Board Chair and Chairman of the Audit Committee, Sparx Japan Fund • May 1999 to May 2003, President, Chief Executive Officer and Director, Berger Financial Group, LLC • May 1999 to May 2003, President and Trustee, Berger Funds	39	• Director, Sparx Japan Fund

Mr. Michael Phillips is the Chairman of the Board of Frank Russell Company which controls FRIMCo, the investment adviser of the Funds. He is also an Interested Trustee of the Funds. On May 26, 2005, Mr. Phillips became a director of Simpson Investment Company, a privately held company. Mr. Raymond P. Tennison, Jr., an Independent Trustee of the Funds is the President of Simpson Investment Company.

Disclosure of Information about Fund Directors 85

Russell Investment Funds

Disclosure of Information about Fund Directors, continued — June 30, 2006 (Unaudited)

Name, Age, Address	Position(s) Held with Fund and Length of Time Served	Term of Office	Principal Occupation(s) During the Past 5 Years	No. of Portfolios in Russell Fund Complex Overseen by Trustee	Other Directorships Held by Trustee
INDEPENDENT TRUSTEES (continued)
Julie W. Weston, Born October 2, 1943 909 A Street Tacoma, Washington 98402-1616	Trustee since 2002 Chairperson of the Investment Committee since 2006	Appointed until successor is duly elected and qualified Appointed until successor is duly elected and qualified	• Retired since 2000 • 1987 to 2002, Director, Smith Barney Fundamental Value Fund	39	None
TRUSTEES EMERITUS
*George F. Russell, Jr., Born July 3, 1932 909 A Street Tacoma, Washington 98402-1616	Trustee Emeritus and Chairman Emeritus since 1999	Until resignation or removal	• Director Emeritus, Frank Russell Company (investment consultant to institutional investors (“FRC”)); and FRIMCo • Chairman Emeritus, FRIC and RIF; Frank Russell Securities, Inc. (broker-dealer and investment adviser (“FRS”)); Russell 20-20 Association (non-profit corporation); and Frank Russell Trust Company (non-depository trust company (“FRTC”)) • Chairman, Sunshine Management Services, LLC (investment adviser)	39	None

Paul Anton, Ph.D., Born December 1, 1919 909 A Street Tacoma, Washington 98402-1616	Trustee Emeritus since 2003	Five year term	• Retired since 1997 • Trustee of FRIC and RIF until 2002	39	None

William E. Baxter, Born June 8, 1925 909 A Street Tacoma, Washington 98402-1616	Trustee Emeritus since 2004	Five year term	• Retired since 1986 • Trustee of FRIC and RIF until 2004	39	None

*	Mr. Russell is also a director emeritus of one or more affiliates of FRIC and RIF.

86    Disclosure of Information about Fund Directors

Russell Investment Funds

Disclosure of Information about Fund Directors, continued — June 30, 2006 (Unaudited)

Name, Age, Address	Position(s) Held with Fund and Length of Time Served	Term of Office	Principal Occupation(s) During the Past 5 Years	No. of Portfolios in Russell Fund Complex Overseen by Trustee	Other Directorships Held by Trustee
TRUSTEES EMERITUS (continued)

Lee C. Gingrich, Born October 6, 1930 909 A Street Tacoma, Washington 98402-1616	Trustee Emeritus since 2006	Five year term	• Retired since 1995 • Trustee of FRIC and RIF until 2005 • Chairman of the Nominating and Governance Committee 2001-2005	39	None

Eleanor W. Palmer, Born May 5, 1926 909 A Street Tacoma, Washington 98402-1616	Trustee Emeritus since 2004	Five year term	• Retired since 1981 • Trustee of FRIC and RIF until 2004	39	None

Disclosure of Information about Fund Directors 87

Russell Investment Funds

Disclosure of Information about Fund Directors, continued — June 30, 2006 (Unaudited)

Name, Age, Address	Position(s) Held with Fund and Length of Time Served	Term of Office	Principal Occupation(s) During the Past 5 Years
OFFICERS

Cheryl Wichers, Born December 16, 1966 909 A Street Tacoma, Washington 98402-1616	Chief Compliance Officer since 2005	Until removed by Independent Trustees

•    Chief Compliance Officer, FRIC

•    Chief Compliance Officer, RIF

•    Chief Compliance Officer, FRIMCo

•    April 2002-May 2005, Manager, Global Regulatory Policy

•    1998-2002, Compliance Supervisor, Russell Investment Group

Greg J. Stark, Born May 3, 1968 909 A Street Tacoma, Washington 98402-1616	President and Chief Executive Officer since 2004	Until successor is chosen and qualified by Trustees

•    President and CEO, FRIC and RIF

•    Chairman of the Board, President and CEO, FRIMCo Chairman of the Board, President and CEO, RFD

•    Chairman of the Board and President, Russell Insurance Agency, Inc. (insurance agency (“RIA”))

•    Until 2004, Managing Director of Individual Investor Services, FRC

•    2000 to 2004, Managing Director, Sales and Client Service, FRIMCo

Mark E. Swanson, Born November 26, 1963 909 A Street Tacoma, Washington 98402-1616	Treasurer and Chief Accounting Officer since 1998	Until successor is chosen and qualified by Trustees	• Treasurer, Chief Accounting Officer and CFO, FRIC and RIF Director, Funds Administration, FRIMCo, FRTC and RFD • Treasurer and Principal Accounting Officer, SSgA Funds

Thomas F. Hanly, Born November 17, 1964 909 A Street Tacoma, Washington 98402-1616	Chief Investment Officer since 2004	Until removed by Trustees	• Chief Investment Officer, FRIC, RIF, FRC, FRTC • Director and Chief Investment Officer, FRIMCo and RFD 1999 to 2003, Chief Financial Officer, FRC, FRIC and RIF

Karl J. Ege, Born October 8, 1941 909 A Street Tacoma, Washington 98402-1616	Secretary since 1994	Until successor is chosen and qualified by Trustees	• General Counsel and Managing Director of Law and Government Affairs, Secretary, FRC

91

88 Disclosure of Information about Fund Directors

Russell Investment Funds

909 A Street, Tacoma, Washington 98402

(800) 787-7354

Trustees

Thaddas L. Alston

Paul E. Anderson

Kristianne Blake

Daniel P. Connealy

Jonathan Fine

Michael J.A. Phillips

Raymond P. Tennison, Jr.

Jack R. Thompson

Julie W. Weston

Trustees Emeritus

George F. Russell, Jr.

Paul Anton, Ph.D.

William E. Baxter

Lee C. Gingrich

Eleanor W. Palmer

Officers

Gregory J. Stark, President and Chief Executive Officer

Cheryl Wichers, Chief Compliance Officer

Thomas F. Hanly, Chief Investment Officer

Mark E. Swanson, Treasurer and Chief Accounting Officer

Karl J. Ege, Secretary

Manager and Transfer and Dividend Disbursing Agent

Frank Russell Investment Management Company

909 A Street

Tacoma, WA 98402

Custodian

State Street Bank and Trust Company

Allan Forbes Building

150 Newport Avenue AFB35

North Quincy, MA 02171

Office of Shareholder Inquiries

909 A Street

Tacoma, WA 98402

(800) 787-7354

Legal Counsel

Stradley, Ronon, Stevens & Young, LLP

2600 One Commerce Square

Philadelphia, PA 19103-7098

Distributor

Russell Fund Distributors, Inc.

909 A Street

Tacoma, WA 98402

Money Managers as of June 30, 2006

Multi-Style Equity Fund

Ark Asset Management Co., Inc., New York, NY

DePrince, Race & Zollo, Inc., Orlando, FL

Institutional Capital LLC, Chicago, IL

Jacobs Levy Equity Management, Inc., Florham Park, NJ

Montag & Caldwell, Inc., Atlanta, GA

Suffolk Capital Management, LLC, New York, NY

Turner Investment Partners, Inc., Berwyn, PA

Aggressive Equity Fund

CapitalWorks Investment Partners, LLC, San Diego, CA

David J. Greene and Company, LLC, New York, NY

Geewax, Terker & Company, Chadds Ford, PA

Goldman Sachs Asset Management, L.P., New York, NY

Gould Investment Partners, LLC, Berwyn, PA

Jacobs Levy Equity Management, Inc., Florham Park, NJ

Nicholas-Applegate Capital Management LLC, San Diego, CA

Tygh Capital Management, Inc., Portland, OR

Non-U.S. Fund

AQR Capital Management, LLC, Greenwich, CT

Fidelity Management & Research Company, Boston, MA

The Boston Company Asset Management, LLC, Boston, MA

Wellington Management Company, LLP, Boston, MA

Real Estate Securities Fund

AEW Management and Advisors, L.P., Boston, MA

Heitman Real Estate Securities LLC, Chicago, IL

INVESCO Institutional (N.A.), Inc., through its INVESCO Real Estate Division, Dallas, TX

RREEF America L.L.C., Chicago, IL

Core Bond Fund

Bear Stearns Asset Management Inc., New York, NY

Goldman Sachs Asset Management, L.P., New York, NY

Pacific Investment Management Company LLC, Newport Beach, CA

This report is prepared from the books and records of the Funds and is submitted for the general information of shareholders and is not authorized for distribution to prospective investors unless accompanied or preceded by an effective Prospectus. Nothing herein contained is to be considered an offer of sale or a solicitation of an offer to buy shares of Russell Investment Funds. Such offering is made only by Prospectus, which includes details as to offering price and other material information.

Manager, Money Managers and Service Providers 89

Russell Investment Funds 909 A Street Tacoma, Washington 98402 800-787-7354 Fax: 253-591-3495 www.russell.com

Prospectus Supplement

RUSSELL INVESTMENT FUNDS

Supplement dated June 1, 2006 to

PROSPECTUS DATED APRIL 28, 2006

The following information restates the section entitled “Money Manager Information” for the Core Bond Fund in its entirety:

Core Bond Fund

Bear Stearns Asset Management Inc., 383 Madison Avenue, New York, NY 10179.

Goldman Sachs Asset Management, L.P., 32 Old Slip, 17th Floor, New York, NY 10005.

Pacific Investment Management Company LLC, 840 Newport Center Drive, Suite 300, P.O. Box 6430, Newport Beach, CA 92660.

This page is not part of the Semi-Annual Report.

This booklet contains information about the Northwestern Mutual variable insurance product and the mutual funds identified on the front cover. The mutual funds correspond with the investment divisions available under the variable insurance product (“Product”). The information is prepared for Product owners and does not represent an offer of the Product, nor should it be used in connection with any offer, except when accompanied or preceded by the current Product prospectus or offering circular and the mutual fund prospectuses, which contain detailed information about mutual fund investment objectives and operations, and applicable fees, expenses and sales charges. Prospectuses and offering circulars may be obtained by calling the telephone number or visiting the website address listed below. You should read and carefully consider this information before you invest or send money. The mutual fund reports are prepared from the books and records of the funds. Discussions of investment performance in the reports represent the views of the funds’ portfolio managers as of the dates of the reports. They are not guarantees of investment results, nor should they be relied upon as investment advice or indications of current or future trading strategies of the portfolio managers. Portfolio manager views and security holdings are subject to change at any time.

The Northwestern Mutual Life Insurance Company (Northwestern Mutual), 1-888-455-2232, www.northwesternmutual.com

Product Distributor: Northwestern Mutual Investment Services, LLC (NMIS), member NASD and SIPC.

The Northwestern Mutual

Life Insurance Company • Milwaukee, WI

www.northwesternmutual.com

90-1836 (0786) (REV 0706)

PO BOX 3095

MILWAUKEE WI 53201-3095